TABLE OF CONTENTS

PACIFIC SELECT EXEC SEPARATE ACCOUNT

Investments	SA-1
Financial Statements:
Statements of Assets and Liabilities	SA-5
Statements of Operations	SA-16
Statements of Changes in Net Assets	SA-27
Financial Highlights	SA-59
Notes to Financial Statements	SA-75
Report of Independent Registered Public Accounting Firm	SA-81

PACIFIC SELECT EXEC SEPARATE ACCOUNT

INVESTMENTS

DECEMBER 31, 2022

    Each variable account invests in shares of the corresponding portfolio (with the same name). The shares owned and value of investments as of December 31, 2022; and the cost of purchases and proceeds from sales of investments for the year or period ended December 31, 2022, were as follows:

			Cost of	Proceeds
Variable Accounts	Shares Owned	Value	Purchases	from Sales
Core Income Class I *	436,993	$4,849,321	$863,935	$970,057
Core Income Class P *	13	146	28,987	42,411
Diversified Bond Class I *	7,146,086	69,435,492	8,879,540	22,434,266
Diversified Bond Class P *	216,058	2,854,420	1,412,428	290,245
Floating Rate Income Class I *	2,412,484	32,758,468	4,434,490	9,309,389
Floating Rate Income Class P *	43,062	595,962	565,866	153,786
High Yield Bond Class I *	8,031,130	71,206,572	13,761,037	20,904,126
High Yield Bond Class P *	49,724	486,168	364,154	196,742
Inflation Managed Class I *	5,677,994	66,089,905	6,376,256	9,933,729
Inflation Managed Class P *	66,331	883,059	805,683	119,641
Intermediate Bond Class P *	26,975	234,836	243,377	9,425
Managed Bond Class I *	19,780,925	251,020,675	9,369,828	22,135,424
Managed Bond Class P *	158,062	2,229,189	1,953,853	404,034
Short Duration Bond Class I *	7,353,540	75,122,959	8,758,590	27,939,271
Short Duration Bond Class P *	222,341	2,380,112	1,899,657	507,284
Emerging Markets Debt Class I *	461,077	5,095,355	291,198	695,888
Emerging Markets Debt Class P *	7,553	85,225	48,737	15,965
Dividend Growth Class I *	3,120,772	103,026,946	5,114,863	8,927,948
Dividend Growth Class P *	42,245	1,542,558	996,324	129,083
Equity Index Class I *	9,480,553	922,332,989	35,929,741	72,376,682
Equity Index Class P *	853,441	86,438,297	66,368,774	4,424,233
Focused Growth Class I *	812,502	33,910,257	2,417,775	3,329,796
Growth Class I *	5,533,888	247,060,695	2,696,386	39,936,365
Growth Class P *	61,867	3,004,550	2,014,845	413,768
Hedged Equity Class P *	206,941	2,013,996	2,030,098	394,077
Large-Cap Core Class I *	3,687,091	200,983,399	1,873,418	14,325,007
Large-Cap Core Class P *	13,470	823,738	418,294	188,727
Large-Cap Growth Class I *	3,814,992	58,370,838	4,053,891	5,081,743
Large-Cap Growth Class P *	8,176	148,449	155,117	2,430
Large-Cap Value Class I *	4,648,488	149,296,403	6,400,365	15,855,260
Large-Cap Value Class P *	62,150	2,207,815	729,666	349,110
Mid-Cap Equity Class I *	4,616,612	130,556,967	3,477,330	10,249,388
Mid-Cap Growth Class I *	3,190,995	70,847,931	4,199,540	30,000,811
Mid-Cap Growth Class P *	27,400	672,103	461,482	169,907
Mid-Cap Value Class I *	742,648	18,877,943	2,383,258	2,198,652
Mid-Cap Value Class P *	8,897	337,077	288,389	64,086
Small-Cap Equity Class I *	985,801	25,930,726	1,203,062	4,896,742
Small-Cap Equity Class P *	17,750	613,637	181,788	72,219
Small-Cap Growth Class I *	941,262	22,055,981	16,400	1,783,492
Small-Cap Index Class I *	7,674,406	213,976,249	7,659,238	15,407,724
Small-Cap Index Class P *	416,370	11,857,030	8,043,951	904,777
Small-Cap Value Class I *	2,706,076	69,385,390	2,872,603	13,300,057
Small-Cap Value Class P *	17,685	556,397	406,883	146,022
Value Class I *	3,288,433	63,999,995	1,299,993	7,038,542
Value Class P *	10,296	231,000	124,208	37,529
Value Advantage Class I *	561,903	13,159,066	5,257,905	5,966,320
Value Advantage Class P *	50,961	1,216,730	937,076	107,147
Emerging Markets Class I *	8,076,900	133,605,694	10,534,500	9,218,155
Emerging Markets Class P *	109,547	1,891,307	1,176,322	229,653
International Growth Class P *	1,130	8,813	14,714	6,074
International Large-Cap Class I *	18,125,866	211,784,554	9,832,460	15,191,428
International Large-Cap Class P *	148,920	1,885,440	1,117,569	221,878
International Small-Cap Class I *	3,093,803	34,069,133	1,618,068	2,817,041
International Small-Cap Class P *	49,461	756,801	508,266	88,598

See Notes to Financial Statements	SA-1	See explanation of symbol on page SA-4

PACIFIC SELECT EXEC SEPARATE ACCOUNT

INVESTMENTS (Continued)

DECEMBER 31, 2022

			Cost of	Proceeds
Variable Accounts	Shares Owned	Value	Purchases	from Sales
International Value Class I *	9,567,597	$134,742,855	$4,061,566	$12,016,433
Health Sciences Class I *	1,485,891	90,600,296	3,819,276	7,542,813
Health Sciences Class P *	26,639	1,794,045	650,280	219,673
Real Estate Class I *	2,735,699	81,247,558	2,607,089	7,718,094
Real Estate Class P *	1,526	47,643	30,280	11,111
Technology Class I *	3,098,603	32,750,988	3,362,320	3,983,695
Technology Class P *	82,719	1,115,773	478,814	96,085
ESG Diversified Class P *	2,632	23,566	25,604	7,597
ESG Diversified Growth Class P *	50,826	421,615	3,065,630	2,974,198
PSF Avantis Balanced Allocation Class D *	750,666	10,798,695	1,526,041	541,814
PSF Avantis Balanced Allocation Class P *	52,252	757,738	663,461	109,835
Pacific Dynamix - Conservative Growth Class I *	869,225	15,439,826	1,606,372	803,457
Pacific Dynamix - Conservative Growth Class P *	258,567	4,622,089	2,937,495	754,834
Pacific Dynamix - Moderate Growth Class I *	2,722,660	64,000,787	2,278,535	4,453,349
Pacific Dynamix - Moderate Growth Class P *	1,497,067	35,418,027	24,349,640	6,665,166
Pacific Dynamix - Growth Class I *	3,964,829	108,939,568	13,477,841	5,064,641
Pacific Dynamix - Growth Class P *	925,011	25,579,201	14,462,584	2,886,699
Portfolio Optimization Conservative Class I *	1,009,815	13,353,229	1,038,072	1,454,667
Portfolio Optimization Conservative Class P *	4,223	56,205	11,534	3,466
Portfolio Optimization Moderate-Conservative Class I *	2,948,475	44,625,882	869,856	3,494,204
Portfolio Optimization Moderate-Conservative Class P *	1,733	26,392	24,095	15,782
Portfolio Optimization Moderate Class I *	12,485,120	211,350,575	2,362,007	15,936,343
Portfolio Optimization Moderate Class P *	31,887	543,228	261,799	108,123
Portfolio Optimization Growth Class I *	18,042,254	339,073,930	4,350,222	17,854,894
Portfolio Optimization Growth Class P *	127,452	2,410,499	1,896,108	1,148,161
Portfolio Optimization Aggressive-Growth Class I *	8,614,127	169,788,563	5,626,229	7,420,839
Portfolio Optimization Aggressive-Growth Class P *	92,542	1,835,668	1,260,379	76,998
Invesco® V.I. EQV International Equity Series I	48,800	1,412,265	1,141,976	187,398
Invesco® V.I. EQV International Equity Series II	925,484	26,302,245	5,290,322	4,191,388
Invesco® V.I. Global Series I	44,466	1,382,877	1,011,919	172,143
Invesco® V.I. Global Series II	467,478	14,164,588	4,762,740	1,948,386
Invesco® V.I. Main Street Small Cap Fund® Series I	252,595	5,829,897	3,227,544	1,723,679
American Century Inflation Protection Class I *	1,798	16,897	17,421	570
American Century VP Mid Cap Value Class I	59,417	1,256,670	818,545	122,320
American Century VP Mid Cap Value Class II	1,870,203	39,592,208	9,797,007	5,194,841
American Funds IS American High-Income Trust Class 2	103,230	860,941	553,778	137,281
American Funds IS Asset Allocation Class 2	727,196	15,932,867	11,733,492	1,400,946
American Funds IS Asset Allocation Class 4	3,916,566	85,146,144	15,030,598	9,387,890
American Funds IS Capital World Bond Class 2 *	1,881	17,771	17,518	426
American Funds IS Growth Class 2	118,904	8,965,358	6,876,159	999,011
American Funds IS Growth Class 4	1,638,370	120,649,532	28,910,751	8,615,916
American Funds IS Growth-Income Class 2	141,594	7,003,257	4,816,809	609,006
American Funds IS Growth-Income Class 4	2,174,939	105,963,023	15,976,315	8,423,891
American Funds IS International Class 2	119,133	1,814,394	1,231,041	230,207
American Funds IS New World Fund® Class 2	85,828	1,889,933	1,369,155	291,125
BlackRock® 60/40 Target Allocation ETF V.I. Class I	1,666,238	19,478,324	9,034,855	3,175,000
BlackRock® Basic Value V.I. Class III	2,063,071	23,952,249	5,261,559	2,547,473
BlackRock® Global Allocation V.I. Class I	146,888	2,169,541	1,195,135	334,193
BlackRock® Global Allocation V.I. Class III	5,509,675	65,399,845	3,549,924	3,529,865
BNY Mellon VIF Appreciation Service Shares	91,544	2,867,154	1,546,240	536,250
DFA VA International Small Institutional Class	242,803	2,610,131	1,784,768	276,531
DFA VA International Value Institutional Class	139,015	1,701,550	1,247,575	124,907
DFA VA Short-Term Fixed Institutional Class	333,550	3,312,154	3,487,251	1,061,878
DFA VA US Large Value Institutional Class	106,632	3,244,813	2,478,863	474,831
DFA VA US Targeted Value Institutional Class	100,101	2,056,079	1,495,002	181,998
Fidelity® VIP Bond Index Initial Class	791,804	7,442,957	7,195,459	1,979,748
Fidelity® VIP Bond Index Service Class 2	202,406	1,896,545	1,029,964	178,133
Fidelity® VIP Contrafund® Initial Class	35,615	1,349,090	1,295,767	436,661

See Notes to Financial Statements	SA-2	See explanation of symbol on page SA-4

PACIFIC SELECT EXEC SEPARATE ACCOUNT

INVESTMENTS (Continued)

DECEMBER 31, 2022

			Cost of	Proceeds
Variable Accounts	Shares Owned	Value	Purchases	from Sales
Fidelity® VIP Contrafund® Service Class 2	1,888,460	$69,004,339	$9,380,044	$3,879,305
Fidelity® VIP Freedom 2010 Portfolio℠ Service Class 2	83,015	951,352	249,827	948,362
Fidelity® VIP Freedom 2015 Portfolio℠ Service Class 2	224,414	2,441,628	558,686	302,756
Fidelity® VIP Freedom 2020 Portfolio℠ Service Class 2	497,016	5,695,802	1,286,024	720,728
Fidelity® VIP Freedom 2025 Portfolio℠ Initial Class	5,947	81,656	107,605	37,292
Fidelity® VIP Freedom 2025 Portfolio℠ Service Class 2	974,122	13,238,314	3,100,625	1,938,012
Fidelity® VIP Freedom 2030 Portfolio℠ Initial Class	33,211	455,648	281,550	88,328
Fidelity® VIP Freedom 2030 Portfolio℠ Service Class 2	1,028,419	14,007,063	2,563,535	3,098,535
Fidelity® VIP Freedom 2035 Portfolio℠ Initial Class	100,774	2,288,577	2,611,291	860,371
Fidelity® VIP Freedom 2035 Portfolio℠ Service Class 2	631,094	14,193,302	2,766,230	717,370
Fidelity® VIP Freedom 2045 Portfolio℠ Initial Class	95,007	2,066,403	1,621,316	319,655
Fidelity® VIP Freedom 2045 Portfolio℠ Service Class 2	663,123	14,296,937	4,195,143	682,538
Fidelity® VIP Freedom 2055 Portfolio℠ Initial Class	462	5,057	5,388	524
Fidelity® VIP Freedom Income Portfolio℠ Initial Class	18,396	195,180	105,379	43,601
Fidelity® VIP Freedom Income Portfolio℠ Service Class 2	220,196	2,325,270	822,383	698,281
Fidelity® VIP Government Money Market Service Class	297,603,061	297,603,061	246,801,558	141,372,122
Fidelity® VIP Growth Initial Class	739	52,849	106,185	43,110
Fidelity® VIP Growth Service Class 2	487,454	33,765,934	13,413,473	2,593,922
Fidelity® VIP International Index Initial Class	996,594	9,367,985	7,212,566	1,179,369
Fidelity® VIP International Index Service Class 2	182,967	1,712,572	1,614,681	564,974
Fidelity® VIP Mid Cap Initial Class	74,011	2,421,640	1,344,648	237,321
Fidelity® VIP Mid Cap Service Class 2	1,220,788	38,088,580	4,513,553	2,072,242
Fidelity® VIP Total Market Index Initial Class	2,405,229	33,264,314	30,734,871	6,779,366
Fidelity® VIP Total Market Index Service Class 2	226,382	3,121,804	2,134,359	618,599
Fidelity® VIP Value Strategies Service Class 2	839,245	12,202,617	3,887,234	1,823,697
Templeton Foreign VIP Class 1	49,418	614,757	344,016	106,007
Templeton Foreign VIP Class 2	1,460,709	17,776,829	2,117,460	5,128,577
Templeton Global Bond VIP Class 1 *	24,420	321,127	164,865	49,275
Templeton Global Bond VIP Class 2 *	1,746,484	21,796,126	1,222,374	3,484,113
Janus Henderson Enterprise Institutional Shares	6,745	469,295	430,366	122,438
Janus Henderson Enterprise Service Shares	511,407	32,106,108	8,634,233	4,011,090
Janus Henderson Overseas Institutional Shares	16,362	630,271	291,305	134,974
Janus Henderson Overseas Service Shares	679,424	24,975,634	2,359,190	2,327,878
Lazard Retirement Global Dynamic Multi-Asset Investor Shares	21,645	248,052	85,730	32,648
Lazard Retirement Global Dynamic Multi-Asset Service Shares	119,116	1,362,685	190,309	143,817
Lazard Retirement International Equity Service Shares	284,065	2,258,314	886,768	133,589
ClearBridge Variable Aggressive Growth - Class I	17,855	272,832	272,622	43,780
ClearBridge Variable Aggressive Growth - Class II	1,361,739	20,194,595	4,842,750	1,113,881
ClearBridge Variable Mid Cap - Class I	77,641	1,580,761	1,226,331	155,953
ClearBridge Variable Mid Cap - Class II	624,144	12,588,993	1,740,004	908,595
ClearBridge Variable Small Cap Growth - Class I	30,993	781,962	625,253	116,663
Western Asset Variable Global High Yield Bond - Class I	1,252	7,237	8,194	790
Western Asset Variable Global High Yield Bond - Class II	121,999	731,993	250,341	164,302
Lord Abbett Bond Debenture Class VC	2,071,398	21,128,264	4,016,323	4,053,242
Lord Abbett Developing Growth Class VC *	595,562	13,191,701	4	2,201,987
Lord Abbett Fundamental Equity Class VC	411,706	6,241,465	1,233,205	480,819
Lord Abbett Total Return Class VC	5,662,292	78,988,968	28,306,643	6,392,934
M Capital Appreciation	3,060,712	64,703,454	8,193,173	2,487,498
M International Equity	6,088,789	73,430,797	6,214,243	6,116,644
M Large Cap Growth	2,752,507	63,830,641	10,220,087	4,517,999
M Large Cap Value	2,913,657	41,228,252	7,685,077	4,617,144
MFS® New Discovery Series - Initial Class	121,562	1,374,861	1,063,404	180,059
MFS® New Discovery Series - Service Class	2,303,207	20,360,346	12,385,292	7,401,733
MFS® Total Return Series - Initial Class	44,729	1,005,966	560,413	158,338
MFS® Utilities Series - Initial Class	2,481	90,123	69,058	14,742
MFS® Utilities Series - Service Class	457,886	16,287,009	4,310,940	2,693,289
MFS® Value Series - Initial Class	170,494	3,674,152	1,829,603	233,046
MFS® Value Series - Service Class	1,330,714	27,984,908	4,868,097	6,350,472

See Notes to Financial Statements	SA-3	See explanation of symbol on page SA-4

PACIFIC SELECT EXEC SEPARATE ACCOUNT

INVESTMENTS (Continued)

DECEMBER 31, 2022

			Cost of	Proceeds
Variable Accounts	Shares Owned	Value	Purchases	from Sales
MFS® VIT II Government Securities - Initial Class	33	$348	$67,310	$99,228
MFS® VIT II Research International - Initial Class *	2,471	37,313	37,996	1,094
MFS® VIT III Blended Research Small Cap Equity - Initial Class	664	5,832	37,202	29,817
MFS® VIT III Global Real Estate - Initial Class *	1,810	23,126	24,105	570
Neuberger Berman Sustainable Equity Class I	56,599	1,516,850	539,992	651,761
PIMCO CommodityRealReturn® Strategy - Institutional Class *	1,118	7,670	8,127	522
PIMCO Global Managed Asset Allocation - Advisor Class	707,934	6,024,518	1,541,409	411,094
PIMCO Global Managed Asset Allocation - Institutional Class	16,607	140,165	98,287	28,831
PIMCO Income - Administrative Class	1,432,062	13,876,681	10,153,210	1,336,249
Royce Micro-Cap Service Class	457,921	3,429,832	1,403,865	2,435,083
State Street Total Return V.I.S. Class 3	166,187	2,168,740	206,116	110,013
T. Rowe Price Blue Chip Growth - I	211,129	6,532,341	4,137,630	694,733
T. Rowe Price Blue Chip Growth - II	4,034,142	117,917,981	22,509,186	14,859,900
T. Rowe Price Equity Income - I	129,061	3,485,945	1,825,908	327,471
T. Rowe Price Equity Income - II	3,395,942	91,181,035	15,775,861	10,419,667
VanEck VIP Global Resources Initial Class	1,094,449	31,071,421	5,198,544	8,010,573
Vanguard® VIF High Yield Bond	370,606	2,575,713	2,034,053	550,065
Vanguard® VIF Mid-Cap Index	741,859	15,860,935	11,640,415	782,132
Vanguard® VIF Real Estate Index	361,330	4,166,141	3,679,370	565,958
Vanguard® VIF Total Bond Market Index *	61,358	633,219	659,110	16,288
Vanguard® VIF Total Stock Market Index *	656	27,744	30,515	2,964

* The variable account did not receive any dividend or capital gain distributions from its underlying portfolio during the reporting period.

See Notes to Financial Statements	SA-4

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2022

	Variable Accounts
	Core	Core	Diversified	Diversified	Floating	Floating
	Income	Income	Bond	Bond	Rate Income	Rate Income
	Class I	Class P	Class I	Class P	Class I	Class P
ASSETS
Investments in mutual funds, at value	$4,849,321	$146	$69,435,492	$2,854,420	$32,758,468	$595,962
Receivables:
Due from Pacific Life Insurance Company	-	-	608	780	-	-
Investments sold	-	-	-	-	11,877	-
Total Assets	4,849,321	146	69,436,100	2,855,200	32,770,345	595,962
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	4	-	-	-	11,872	-
Investments purchased	-	-	577	780	-	-
Total Liabilities	4	-	577	780	11,872	-
NET ASSETS	$4,849,317	$146	$69,435,523	$2,854,420	$32,758,473	$595,962
Units Outstanding	434,293	16	4,210,060	317,064	2,413,477	53,846
Accumulation Unit Value	$11.17	$9.17	$16.49	$9.00	$13.57	$11.07
Cost of Investments	$5,282,863	$150	$76,497,284	$3,257,128	$31,093,273	$596,186

	High Yield	High Yield	Inflation	Inflation	Intermediate	Managed
	Bond	Bond	Managed	Managed	Bond	Bond
	Class I	Class P	Class I	Class P	Class P	Class I
ASSETS
Investments in mutual funds, at value	$71,206,572	$486,168	$66,089,905	$883,059	$234,836	$251,020,675
Receivables:
Due from Pacific Life Insurance Company	-	216	-	74	1,698	-
Investments sold	23,762	-	73,614	-	-	70,854
Total Assets	71,230,334	486,384	66,163,519	883,133	236,534	251,091,529
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	23,647	-	73,704	-	-	70,829
Investments purchased	-	216	-	74	1,698	-
Total Liabilities	23,647	216	73,704	74	1,698	70,829
NET ASSETS	$71,206,687	$486,168	$66,089,815	$883,059	$234,836	$251,020,700
Units Outstanding	853,642	46,802	983,506	84,298	24,534	3,623,777
Accumulation Unit Value	$83.42	$10.39	$67.20	$10.48	$9.57	$69.27
Cost of Investments	$72,643,202	$507,043	$62,017,943	$931,042	$233,546	$247,551,604

	Managed	Short Duration	Short Duration	Emerging	Emerging	Dividend
	Bond	Bond	Bond	Markets Debt	Markets Debt	Growth
	Class P	Class I	Class P	Class I	Class P	Class I
ASSETS
Investments in mutual funds, at value	$2,229,189	$75,122,959	$2,380,112	$5,095,355	$85,225	$103,026,946
Receivables:
Due from Pacific Life Insurance Company	407	-	83	-	16	-
Investments sold	-	37,610	-	-	-	33,167
Total Assets	2,229,596	75,160,569	2,380,195	5,095,355	85,241	103,060,113
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	37,422	-	5	-	32,994
Investments purchased	408	-	83	-	17	-
Total Liabilities	408	37,422	83	5	17	32,994
NET ASSETS	$2,229,188	$75,123,147	$2,380,112	$5,095,350	$85,224	$103,027,119
Units Outstanding	241,047	5,521,198	238,475	451,033	9,516	2,028,217
Accumulation Unit Value	$9.25	$13.61	$9.98	$11.30	$8.96	$50.80
Cost of Investments	$2,404,213	$76,665,223	$2,418,390	$5,543,168	$90,222	$57,503,660

See Notes to Financial Statements	SA-5

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Variable Accounts
	Dividend	Equity	Equity	Focused
	Growth	Index	Index	Growth	Growth	Growth
	Class P	Class I	Class P	Class I	Class I	Class P
ASSETS
Investments in mutual funds, at value	$1,542,558	$922,332,989	$86,438,297	$33,910,257	$247,060,695	$3,004,550
Receivables:
Due from Pacific Life Insurance Company	7,913	160,923	471,033	820	-	715
Investments sold	-	-	-	-	44,997	-
Total Assets	1,550,471	922,493,912	86,909,330	33,911,077	247,105,692	3,005,265
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	-	44,879	-
Investments purchased	7,913	160,125	471,022	798	-	716
Total Liabilities	7,913	160,125	471,022	798	44,879	716
NET ASSETS	$1,542,558	$922,333,787	$86,438,308	$33,910,279	$247,060,813	$3,004,549
Units Outstanding	108,415	4,769,399	6,073,436	669,958	1,469,956	241,756
Accumulation Unit Value	$14.23	$193.39	$14.23	$50.62	$168.07	$12.43
Cost of Investments	$1,544,673	$453,465,062	$92,680,712	$23,140,570	$132,266,423	$3,548,069

	Hedged	Large-Cap	Large-Cap	Large-Cap	Large-Cap	Large-Cap
	Equity	Core	Core	Growth	Growth	Value
	Class P	Class I	Class P	Class I	Class P	Class I
ASSETS
Investments in mutual funds, at value	$2,013,996	$200,983,399	$823,738	$58,370,838	$148,449	$149,296,403
Receivables:
Due from Pacific Life Insurance Company	269	45,407	-	-	-	-
Investments sold	-	-	-	48,693	-	205,924
Total Assets	2,014,265	201,028,806	823,738	58,419,531	148,449	149,502,327
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	48,648	-	205,247
Investments purchased	269	45,379	-	-	-	-
Total Liabilities	269	45,379	-	48,648	-	205,247
NET ASSETS	$2,013,996	$200,983,427	$823,738	$58,370,883	$148,449	$149,297,080
Units Outstanding	206,747	1,209,833	63,783	2,282,241	15,818	3,016,157
Accumulation Unit Value	$9.74	$166.12	$12.91	$25.58	$9.38	$49.50
Cost of Investments	$2,014,886	$93,558,290	$917,745	$60,840,291	$152,512	$82,813,122

	Large-Cap	Mid-Cap	Mid-Cap	Mid-Cap	Mid-Cap	Mid-Cap
	Value	Equity	Growth	Growth	Value	Value
	Class P	Class I	Class I	Class P	Class I	Class P
ASSETS
Investments in mutual funds, at value	$2,207,815	$130,556,967	$70,847,931	$672,103	$18,877,943	$337,077
Receivables:
Due from Pacific Life Insurance Company	297	1,856	8,353	348	-	122
Investments sold	-	-	-	-	38	-
Total Assets	2,208,112	130,558,823	70,856,284	672,451	18,877,981	337,199
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	-	78	-
Investments purchased	298	1,445	8,607	348	-	122
Total Liabilities	298	1,445	8,607	348	78	122
NET ASSETS	$2,207,814	$130,557,378	$70,847,677	$672,103	$18,877,903	$337,077
Units Outstanding	156,229	1,735,544	1,999,378	49,595	380,243	23,975
Accumulation Unit Value	$14.13	$75.23	$35.43	$13.55	$49.65	$14.06
Cost of Investments	$2,230,925	$90,070,311	$80,650,808	$803,411	$14,771,453	$343,335

See Notes to Financial Statements	SA-6

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Variable Accounts
	Small-Cap	Small-Cap	Small-Cap	Small-Cap	Small-Cap	Small-Cap
	Equity	Equity	Growth	Index	Index	Value
	Class I	Class P	Class I	Class I	Class P	Class I
ASSETS
Investments in mutual funds, at value	$25,930,726	$613,637	$22,055,981	$213,976,249	$11,857,030	$69,385,390
Receivables:
Due from Pacific Life Insurance Company	-	-	157	-	49,721	7,711
Investments sold	257	-	-	26,735	-	-
Total Assets	25,930,983	613,637	22,056,138	214,002,984	11,906,751	69,393,101
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	157	-	-	27,293	-	-
Investments purchased	-	-	-	-	49,724	7,653
Total Liabilities	157	-	-	27,293	49,724	7,653
NET ASSETS	$25,930,826	$613,637	$22,056,138	$213,975,691	$11,857,027	$69,385,448
Units Outstanding	611,206	44,755	543,845	4,325,265	952,767	1,066,375
Accumulation Unit Value	$42.43	$13.71	$40.56	$49.47	$12.44	$65.07
Cost of Investments	$22,043,295	$648,025	$9,656,653	$163,357,207	$13,435,759	$52,567,231

	Small-Cap			Value	Value	Emerging
	Value	Value	Value	Advantage	Advantage	Markets
	Class P	Class I	Class P	Class I	Class P	Class I
ASSETS
Investments in mutual funds, at value	$556,397	$63,999,995	$231,000	$13,159,066	$1,216,730	$133,605,694
Receivables:
Due from Pacific Life Insurance Company	717	-	-	241	-	203,950
Investments sold	-	3,434	-	-	-	-
Total Assets	557,114	64,003,429	231,000	13,159,307	1,216,730	133,809,644
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	3,111	-	-	-	-
Investments purchased	717	-	-	240	-	204,146
Total Liabilities	717	3,111	-	240	-	204,146
NET ASSETS	$556,397	$64,000,318	$231,000	$13,159,067	$1,216,730	$133,605,498
Units Outstanding	40,894	1,994,777	17,520	561,871	87,606	2,942,304
Accumulation Unit Value	$13.61	$32.08	$13.19	$23.42	$13.89	$45.41
Cost of Investments	$623,041	$42,004,984	$220,647	$12,795,022	$1,186,322	$134,414,485

	Emerging	International	International	International	International	International
	Markets	Growth	Large-Cap	Large-Cap	Small-Cap	Small-Cap
	Class P	Class P	Class I	Class P	Class I	Class P
ASSETS
Investments in mutual funds, at value	$1,891,307	$8,813	$211,784,554	$1,885,440	$34,069,133	$756,801
Receivables:
Due from Pacific Life Insurance Company	76	-	-	19	-	141,786
Investments sold	-	-	32,966	-	900	-
Total Assets	1,891,383	8,813	211,817,520	1,885,459	34,070,033	898,587
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	33,196	-	853	-
Investments purchased	76	-	-	20	-	141,786
Total Liabilities	76	-	33,196	20	853	141,786
NET ASSETS	$1,891,307	$8,813	$211,784,324	$1,885,439	$34,069,180	$756,801
Units Outstanding	199,368	899	9,083,211	153,853	2,043,904	63,960
Accumulation Unit Value	$9.49	$9.80	$23.32	$12.25	$16.67	$11.83
Cost of Investments	$2,331,947	$8,804	$153,903,276	$1,983,312	$32,891,014	$819,486

See Notes to Financial Statements	SA-7

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Variable Accounts
	International	Health	Health	Real	Real
	Value	Sciences	Sciences	Estate	Estate	Technology
	Class I	Class I	Class P	Class I	Class P	Class I
ASSETS
Investments in mutual funds, at value	$134,742,855	$90,600,296	$1,794,045	$81,247,558	$47,643	$32,750,988
Receivables:
Due from Pacific Life Insurance Company	-	4,142	850	99,748	1	532
Investments sold	185,995	-	-	-	-	-
Total Assets	134,928,850	90,604,438	1,794,895	81,347,306	47,644	32,751,520
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	186,039	-	-	-	-	-
Investments purchased	-	4,090	850	99,846	-	625
Total Liabilities	186,039	4,090	850	99,846	-	625
NET ASSETS	$134,742,811	$90,600,348	$1,794,045	$81,247,460	$47,644	$32,750,895
Units Outstanding	3,793,170	880,344	123,224	951,629	4,489	1,765,977
Accumulation Unit Value	$35.52	$102.91	$14.56	$85.38	$10.61	$18.55
Cost of Investments	$99,324,896	$53,499,046	$1,761,309	$64,249,395	$54,007	$33,616,703

						Pacific
			ESG	PSF Avantis	PSF Avantis	Dynamix -
		ESG	Diversified	Balanced	Balanced	Conservative
	Technology	Diversified	Growth	Allocation	Allocation	Growth
	Class P	Class P	Class P	Class D	Class P	Class I
ASSETS
Investments in mutual funds, at value	$1,115,773	$23,566	$421,615	$10,798,695	$757,738	$15,439,826
Receivables:
Due from Pacific Life Insurance Company	399	40	-	3,613	40	-
Investments sold	-	-	-	-	-	31,353
Total Assets	1,116,172	23,606	421,615	10,802,308	757,778	15,471,179
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	-	-	31,355
Investments purchased	399	40	-	3,615	40	-
Total Liabilities	399	40	-	3,615	40	31,355
NET ASSETS	$1,115,773	$23,566	$421,615	$10,798,693	$757,738	$15,439,824
Units Outstanding	93,298	2,638	44,839	752,956	67,709	714,793
Accumulation Unit Value	$11.96	$8.93	$9.40	$14.34	$11.19	$21.60
Cost of Investments	$1,497,979	$23,400	$410,696	$10,404,295	$804,211	$14,502,600

	Pacific	Pacific	Pacific
	Dynamix -	Dynamix -	Dynamix -	Pacific	Pacific	Portfolio
	Conservative	Moderate	Moderate	Dynamix -	Dynamix -	Optimization
	Growth	Growth	Growth	Growth	Growth	Conservative
	Class P	Class I	Class P	Class I	Class P	Class I
ASSETS
Investments in mutual funds, at value	$4,622,089	$64,000,787	$35,418,027	$108,939,568	$25,579,201	$13,353,229
Receivables:
Due from Pacific Life Insurance Company	880	-	468	-	395	-
Investments sold	-	32,816	-	81,618	-	29,367
Total Assets	4,622,969	64,033,603	35,418,495	109,021,186	25,579,596	13,382,596
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	32,865	-	81,607	-	29,389
Investments purchased	881	-	493	-	403	-
Total Liabilities	881	32,865	493	81,607	403	29,389
NET ASSETS	$4,622,088	$64,000,738	$35,418,002	$108,939,579	$25,579,193	$13,353,207
Units Outstanding	437,347	2,413,963	3,171,323	3,403,642	2,194,922	976,146
Accumulation Unit Value	$10.57	$26.51	$11.17	$32.01	$11.65	$13.68
Cost of Investments	$4,987,088	$53,849,094	$38,228,387	$91,164,301	$28,115,153	$13,636,808

See Notes to Financial Statements	SA-8

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Variable Accounts
		Portfolio	Portfolio
	Portfolio	Optimization	Optimization	Portfolio	Portfolio	Portfolio
	Optimization	Moderate-	Moderate -	Optimization	Optimization	Optimization
	Conservative	Conservative	Conservative	Moderate	Moderate	Growth
	Class P	Class I	Class P	Class I	Class P	Class I
ASSETS
Investments in mutual funds, at value	$56,205	$44,625,882	$26,392	$211,350,575	$543,228	$339,073,930
Receivables:
Due from Pacific Life Insurance Company	40	-	481	20,991	40	15,788
Investments sold	-	10,000	-	-	-	-
Total Assets	56,245	44,635,882	26,873	211,371,566	543,268	339,089,718
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	10,002	-	-	-	-
Investments purchased	40	-	481	20,722	40	15,907
Total Liabilities	40	10,002	481	20,722	40	15,907
NET ASSETS	$56,205	$44,625,880	$26,392	$211,350,844	$543,228	$339,073,811
Units Outstanding	5,788	2,860,354	2,574	12,152,414	50,812	17,640,667
Accumulation Unit Value	$9.71	$15.60	$10.26	$17.39	$10.69	$19.22
Cost of Investments	$63,182	$36,000,215	$26,452	$143,638,803	$581,438	$204,152,668

		Portfolio	Portfolio	Invesco V.I.	Invesco V.I.
	Portfolio	Optimization	Optimization	EQV	EQV
	Optimization	Aggressive-	Aggressive-	International	International	Invesco V.I.
	Growth	Growth	Growth	Equity	Equity	Global
	Class P	Class I	Class P	Series I	Series II	Series I
ASSETS
Investments in mutual funds, at value	$2,410,499	$169,788,563	$1,835,668	$1,412,265	$26,302,245	$1,382,877
Receivables:
Due from Pacific Life Insurance Company	623	-	842	245	49	491
Investments sold	-	22,238	-	-	-	-
Total Assets	2,411,122	169,810,801	1,836,510	1,412,510	26,302,294	1,383,368
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	22,540	-	-	-	-
Investments purchased	623	-	843	245	73	490
Total Liabilities	623	22,540	843	245	73	490
NET ASSETS	$2,410,499	$169,788,261	$1,835,667	$1,412,265	$26,302,221	$1,382,878
Units Outstanding	216,724	8,455,306	161,878	128,343	1,672,964	118,679
Accumulation Unit Value	$11.12	$20.08	$11.34	$11.00	$15.72	$11.65
Cost of Investments	$2,678,094	$106,767,748	$1,923,791	$1,708,280	$33,045,755	$2,031,468

			American	American	American	American Funds
		Invesco V.I.	Century	Century	Century	IS American
	Invesco V.I.	Main Street	Inflation	VP Mid Cap	VP Mid Cap	High-Income
	Global	Small Cap Fund	Protection	Value	Value	Trust
	Series II	Series I	Class I	Class I	Class II	Class 2
ASSETS
Investments in mutual funds, at value	$14,164,588	$5,829,897	$16,897	$1,256,670	$39,592,208	$860,941
Receivables:
Due from Pacific Life Insurance Company	1,129	118	1,214	1,176	5,312	-
Investments sold	-	-	-	-	-	-
Total Assets	14,165,717	5,830,015	18,111	1,257,846	39,597,520	860,941
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	-	-	-
Investments purchased	589	121	1,214	1,177	5,317	-
Total Liabilities	589	121	1,214	1,177	5,317	-
NET ASSETS	$14,165,128	$5,829,894	$16,897	$1,256,669	$39,592,203	$860,941
Units Outstanding	750,722	418,275	1,670	88,547	1,331,319	78,552
Accumulation Unit Value	$18.87	$13.94	$10.12	$14.19	$29.74	$10.96
Cost of Investments	$19,322,906	$6,826,462	$16,864	$1,345,303	$38,342,565	$981,848

See Notes to Financial Statements	SA-9

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Variable Accounts
	American Funds	American Funds	American Funds			American Funds
	IS Asset	IS Asset	IS Capital	American Funds	American Funds	IS Growth-
	Allocation	Allocation	World Bond	IS Growth	IS Growth	Income
	Class 2	Class 4	Class 2	Class 2	Class 4	Class 2
ASSETS
Investments in mutual funds, at value	$15,932,867	$85,146,144	$17,771	$8,965,358	$120,649,532	$7,003,257
Receivables:
Due from Pacific Life Insurance Company	6,186	393	-	705,423	13,621	1,269,484
Investments sold	-	-	-	-	-	-
Total Assets	15,939,053	85,146,537	17,771	9,670,781	120,663,153	8,272,741
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	-	-	-
Investments purchased	6,186	377	-	705,417	13,660	1,269,485
Total Liabilities	6,186	377	-	705,417	13,660	1,269,485
NET ASSETS	$15,932,867	$85,146,160	$17,771	$8,965,364	$120,649,493	$7,003,256
Units Outstanding	1,303,203	2,360,923	1,864	595,222	2,278,326	529,860
Accumulation Unit Value	$12.23	$36.06	$9.53	$15.06	$52.96	$13.22
Cost of Investments	$18,100,892	$91,208,686	$17,101	$11,783,939	$134,641,674	$7,949,490

				BlackRock		BlackRock
	American Funds	American Funds	American Funds IS	60/40 Target	BlackRock	Global
	IS Growth-Income	IS International	New World Fund	Allocation ETF	Basic Value	Allocation
	Class 4	Class 2	Class 2	V.I. Class I	V.I. Class III	V.I. Class I
ASSETS
Investments in mutual funds, at value	$105,963,023	$1,814,394	$1,889,933	$19,478,324	$23,952,249	$2,169,541
Receivables:
Due from Pacific Life Insurance Company	-	-	617	473	3,728	1,737
Investments sold	7,066	-	-	-	-	-
Total Assets	105,970,089	1,814,394	1,890,550	19,478,797	23,955,977	2,171,278
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	7,081	1	-	-	-	-
Investments purchased	-	-	616	466	3,709	1,737
Total Liabilities	7,081	1	616	466	3,709	1,737
NET ASSETS	$105,963,008	$1,814,393	$1,889,934	$19,478,331	$23,952,268	$2,169,541
Units Outstanding	2,688,378	179,509	165,458	1,356,591	760,358	184,286
Accumulation Unit Value	$39.42	$10.11	$11.42	$14.36	$31.50	$11.77
Cost of Investments	$103,660,126	$2,329,394	$2,295,501	$22,313,617	$28,100,037	$2,611,366

	BlackRock		DFA VA	DFA VA
	Global	BNY Mellon	International	International	DFA VA	DFA VA
	Allocation	VIF Appreciation	Small	Value	Short-Term Fixed	US Large Value
	V.I. Class III	Service Shares	Institutional Class	Institutional Class	Institutional Class	Institutional Class
ASSETS
Investments in mutual funds, at value	$65,399,845	$2,867,154	$2,610,131	$1,701,550	$3,312,154	$3,244,813
Receivables:
Due from Pacific Life Insurance Company	302	1	33,191	42	311	4,419
Investments sold	-	-	-	-	-	-
Total Assets	65,400,147	2,867,155	2,643,322	1,701,592	3,312,465	3,249,232
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	-	-	-
Investments purchased	337	-	33,191	42	312	4,418
Total Liabilities	337	-	33,191	42	312	4,418
NET ASSETS	$65,399,810	$2,867,155	$2,610,131	$1,701,550	$3,312,153	$3,244,814
Units Outstanding	2,437,935	112,125	211,639	131,227	335,692	232,418
Accumulation Unit Value	$26.83	$25.57	$12.33	$12.97	$9.87	$13.96
Cost of Investments	$80,186,940	$3,827,502	$2,925,134	$1,753,924	$3,349,069	$3,335,797

See Notes to Financial Statements	SA-10

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Variable Accounts
	DFA VA US					Fidelity VIP
	Targeted Value	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Freedom 2010
	Institutional	Bond Index	Bond Index	Contrafund	Contrafund	Portfolio
	Class	Initial Class	Service Class 2	Initial Class	Service Class 2	Service Class 2
ASSETS
Investments in mutual funds, at value	$2,056,079	$7,442,957	$1,896,545	$1,349,090	$69,004,339	$951,352
Receivables:
Due from Pacific Life Insurance Company	4,226	107,238	283,134	1,134	6,147	-
Investments sold	-	-	-	-	-	-
Total Assets	2,060,305	7,550,195	2,179,679	1,350,224	69,010,486	951,352
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	-	-	1
Investments purchased	4,226	107,239	283,134	1,134	6,300	-
Total Liabilities	4,226	107,239	283,134	1,134	6,300	1
NET ASSETS	$2,056,079	$7,442,956	$1,896,545	$1,349,090	$69,004,186	$951,351
Units Outstanding	124,298	865,735	209,800	98,396	1,557,366	52,410
Accumulation Unit Value	$16.54	$8.60	$9.04	$13.71	$44.31	$18.15
Cost of Investments	$2,268,265	$7,802,344	$2,096,585	$1,620,166	$69,278,797	$1,159,612

	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Freedom 2015	Freedom 2020	Freedom 2025	Freedom 2025	Freedom 2030	Freedom 2030
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	Service Class 2	Service Class 2	Initial Class	Service Class 2	Initial Class	Service Class 2
ASSETS
Investments in mutual funds, at value	$2,441,628	$5,695,802	$81,656	$13,238,314	$455,648	$14,007,063
Receivables:
Due from Pacific Life Insurance Company	-	10	-	18,401	-	24,879
Investments sold	-	-	-	-	-	-
Total Assets	2,441,628	5,695,812	81,656	13,256,715	455,648	14,031,942
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	12	-	-	-	-	-
Investments purchased	-	-	-	18,387	-	24,865
Total Liabilities	12	-	-	18,387	-	24,865
NET ASSETS	$2,441,616	$5,695,812	$81,656	$13,238,328	$455,648	$14,007,077
Units Outstanding	129,749	299,268	7,488	651,209	38,054	679,338
Accumulation Unit Value	$18.82	$19.03	$10.90	$20.33	$11.97	$20.62
Cost of Investments	$2,875,136	$6,699,707	$85,734	$14,622,260	$546,156	$15,632,271

	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Freedom 2035	Freedom 2035	Freedom 2045	Freedom 2045	Freedom 2055	Freedom Income
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	Initial Class	Service Class 2	Initial Class	Service Class 2	Initial Class	Initial Class
ASSETS
Investments in mutual funds, at value	$2,288,577	$14,193,302	$2,066,403	$14,296,937	$5,057	$195,180
Receivables:
Due from Pacific Life Insurance Company	9,338	18,828	3,866	199	-	68
Investments sold	-	-	-	-	-	-
Total Assets	2,297,915	14,212,130	2,070,269	14,297,136	5,057	195,248
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	-	-	-
Investments purchased	9,338	18,806	3,865	194	-	68
Total Liabilities	9,338	18,806	3,865	194	-	68
NET ASSETS	$2,288,577	$14,193,324	$2,066,404	$14,296,942	$5,057	$195,180
Units Outstanding	182,222	623,923	159,552	605,979	531	18,902
Accumulation Unit Value	$12.56	$22.75	$12.95	$23.59	$9.52	$10.33
Cost of Investments	$2,282,216	$14,964,476	$2,360,471	$15,007,452	$4,891	$222,224

See Notes to Financial Statements	SA-11

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Variable Accounts
	Fidelity VIP	Fidelity VIP			Fidelity VIP	Fidelity VIP
	Freedom Income	Government	Fidelity VIP	Fidelity VIP	International	International
	Portfolio	Money Market	Growth	Growth	Index	Index
	Service Class 2	Service Class	Initial Class	Service Class 2	Initial Class	Service Class 2
ASSETS
Investments in mutual funds, at value	$2,325,270	$297,603,061	$52,849	$33,765,934	$9,367,985	$1,712,572
Receivables:
Due from Pacific Life Insurance Company	1	2,243,152	518	6,725	79,523	240
Investments sold	-	-	-	-	-	-
Total Assets	2,325,271	299,846,213	53,367	33,772,659	9,447,508	1,712,812
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	-	-	-
Investments purchased	-	2,243,088	518	6,700	79,525	239
Total Liabilities	-	2,243,088	518	6,700	79,525	239
NET ASSETS	$2,325,271	$297,603,125	$52,849	$33,765,959	$9,367,983	$1,712,573
Units Outstanding	147,446	28,088,730	4,378	633,394	830,276	151,323
Accumulation Unit Value	$15.77	$10.60	$12.07	$53.31	$11.28	$11.32
Cost of Investments	$2,580,532	$297,603,061	$62,179	$41,070,057	$10,335,339	$1,849,012

			Fidelity VIP	Fidelity VIP
	Fidelity VIP	Fidelity VIP	Total Market	Total Market	Fidelity VIP	Templeton
	Mid Cap	Mid Cap	Index	Index	Value Strategies	Foreign
	Initial Class	Service Class 2	Initial Class	Service Class 2	Service Class 2	VIP Class 1
ASSETS
Investments in mutual funds, at value	$2,421,640	$38,088,580	$33,264,314	$3,121,804	$12,202,617	$614,757
Receivables:
Due from Pacific Life Insurance Company	142,805	484	449,375	2,934	3,675	188
Investments sold	-	-	-	-	-	-
Total Assets	2,564,445	38,089,064	33,713,689	3,124,738	12,206,292	614,945
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	-	-	-
Investments purchased	142,805	318	449,367	2,935	3,669	188
Total Liabilities	142,805	318	449,367	2,935	3,669	188
NET ASSETS	$2,421,640	$38,088,746	$33,264,322	$3,121,803	$12,202,623	$614,757
Units Outstanding	169,146	906,703	2,543,208	226,084	328,243	56,077
Accumulation Unit Value	$14.32	$42.01	$13.08	$13.81	$37.18	$10.96
Cost of Investments	$2,890,474	$40,553,449	$37,360,581	$3,601,404	$12,504,976	$653,805

	Templeton	Templeton	Templeton	Janus Henderson	Janus Henderson	Janus Henderson
	Foreign	Global Bond	Global Bond	Enterprise	Enterprise	Overseas
	VIP Class 2	VIP Class 1	VIP Class 2	Institutional Shares	Service Shares	Institutional Shares
ASSETS
Investments in mutual funds, at value	$17,776,829	$321,127	$21,796,126	$469,295	$32,106,108	$630,271
Receivables:
Due from Pacific Life Insurance Company	734	95	-	5,601	1,817	-
Investments sold	-	-	77	-	-	-
Total Assets	17,777,563	321,222	21,796,203	474,896	32,107,925	630,271
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	47	-	-	-
Investments purchased	-	95	-	5,601	1,814	-
Total Liabilities	-	95	47	5,601	1,814	-
NET ASSETS	$17,777,563	$321,127	$21,796,156	$469,295	$32,106,111	$630,271
Units Outstanding	1,400,234	36,762	1,969,071	36,682	722,444	43,658
Accumulation Unit Value	$12.70	$8.74	$11.07	$12.79	$44.44	$14.44
Cost of Investments	$19,570,360	$331,213	$27,180,606	$521,455	$36,461,401	$669,592

See Notes to Financial Statements	SA-12

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Variable Accounts
	Janus	Lazard Retirement	Lazard Retirement	Lazard Retirement	ClearBridge Variable	ClearBridge
	Henderson	Global Dynamic	Global Dynamic	International	Aggressive	Variable
	Overseas	Multi-Asset	Multi-Asset	Equity	Growth -	Aggressive
	Service Shares	Investor Shares	Service Shares	Service Shares	Class I	Growth - Class II
ASSETS
Investments in mutual funds, at value	$24,975,634	$248,052	$1,362,685	$2,258,314	$272,832	$20,194,595
Receivables:
Due from Pacific Life Insurance Company	-	148	1	1,137	356	1,690
Investments sold	-	-	-	-	-	-
Total Assets	24,975,634	248,200	1,362,686	2,259,451	273,188	20,196,285
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	188	-	-	-	-	-
Investments purchased	10	148	-	1,134	357	1,702
Total Liabilities	198	148	-	1,134	357	1,702
NET ASSETS	$24,975,436	$248,052	$1,362,686	$2,258,317	$272,831	$20,194,583
Units Outstanding	1,769,088	24,562	105,258	221,020	24,976	783,592
Accumulation Unit Value	$14.12	$10.10	$12.95	$10.22	$10.92	$25.77
Cost of Investments	$22,955,723	$294,511	$1,548,529	$2,682,070	$364,544	$32,349,176

			ClearBridge
	ClearBridge	ClearBridge	Variable	Western Asset	Western Asset	Lord Abbett
	Variable	Variable	Small Cap	Variable Global	Variable Global	Bond
	Mid Cap -	Mid Cap -	Growth -	High Yield Bond -	High Yield Bond -	Debenture
	Class I	Class II	Class I	Class I	Class II	Class VC
ASSETS
Investments in mutual funds, at value	$1,580,761	$12,588,993	$781,962	$7,237	$731,993	$21,128,264
Receivables:
Due from Pacific Life Insurance Company	23,664	170	20	-	3,232	282,313
Investments sold	-	-	-	-	-	-
Total Assets	1,604,425	12,589,163	781,982	7,237	735,225	21,410,577
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	-	-	-
Investments purchased	23,663	189	21	-	3,231	282,300
Total Liabilities	23,663	189	21	-	3,231	282,300
NET ASSETS	$1,580,762	$12,588,974	$781,961	$7,237	$731,994	$21,128,277
Units Outstanding	127,333	452,756	58,177	752	63,180	1,647,692
Accumulation Unit Value	$12.41	$27.81	$13.44	$9.62	$11.59	$12.82
Cost of Investments	$1,925,714	$13,430,946	$912,658	$7,390	$882,264	$24,726,373

	Lord Abbett	Lord Abbett
	Developing	Fundamental	Lord Abbett
	Growth	Equity	Total Return	M Capital	M International	M Large Cap
	Class VC	Class VC	Class VC	Appreciation	Equity	Growth
ASSETS
Investments in mutual funds, at value	$13,191,701	$6,241,465	$78,988,968	$64,703,454	$73,430,797	$63,830,641
Receivables:
Due from Pacific Life Insurance Company	-	82	4,795	-	-	11,033
Investments sold	-	-	-	1,493	10,818	-
Total Assets	13,191,701	6,241,547	78,993,763	64,704,947	73,441,615	63,841,674
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	187	-	-	1,168	10,882	-
Investments purchased	-	79	4,783	-	-	11,036
Total Liabilities	187	79	4,783	1,168	10,882	11,036
NET ASSETS	$13,191,514	$6,241,468	$78,988,980	$64,703,779	$73,430,733	$63,830,638
Units Outstanding	473,624	237,945	7,200,099	538,829	1,854,090	677,928
Accumulation Unit Value	$27.85	$26.23	$10.97	$120.08	$39.60	$94.16
Cost of Investments	$27,678,656	$6,729,454	$90,524,955	$78,608,310	$74,204,154	$76,456,050

See Notes to Financial Statements	SA-13

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Variable Accounts
		MFS	MFS	MFS	MFS	MFS
		New Discovery	New Discovery	Total Return	Utilities	Utilities
	M Large Cap	Series -	Series -	Series -	Series -	Series -
	Value	Initial Class	Service Class	Initial Class	Initial Class	Service Class
ASSETS
Investments in mutual funds, at value	$41,228,252	$1,374,861	$20,360,346	$1,005,966	$90,123	$16,287,009
Receivables:
Due from Pacific Life Insurance Company	12,141	27,746	2,101	-	-	-
Investments sold	-	-	-	-	-	3,164
Total Assets	41,240,393	1,402,607	20,362,447	1,005,966	90,123	16,290,173
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	-	-	3,124
Investments purchased	12,512	27,746	2,116	-	-	-
Total Liabilities	12,512	27,746	2,116	-	-	3,124
NET ASSETS	$41,227,881	$1,374,861	$20,360,331	$1,005,966	$90,123	$16,287,049
Units Outstanding	992,337	116,661	583,823	82,080	6,896	579,708
Accumulation Unit Value	$41.55	$11.79	$34.87	$12.26	$13.07	$28.10
Cost of Investments	$38,249,703	$2,166,814	$39,166,719	$1,148,675	$93,383	$15,532,744

					MFS VIT III
	MFS	MFS	MFS VIT II	MFS VIT II	Blended	MFS VIT III
	Value	Value	Government	Research	Research	Global
	Series -	Series -	Securities -	International -	Small Cap Equity -	Real Estate -
	Initial Class	Service Class	Initial Class	Initial Class	Initial Class	Initial Class
ASSETS
Investments in mutual funds, at value	$3,674,152	$27,984,908	$348	$37,313	$5,832	$23,126
Receivables:
Due from Pacific Life Insurance Company	23,622	857	-	2,438	66	1,651
Investments sold	-	-	-	-	-	-
Total Assets	3,697,774	27,985,765	348	39,751	5,898	24,777
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	-	-	-
Investments purchased	23,625	849	-	2,438	66	1,651
Total Liabilities	23,625	849	-	2,438	66	1,651
NET ASSETS	$3,674,149	$27,984,916	$348	$37,313	$5,832	$23,126
Units Outstanding	267,243	1,531,545	40	3,014	393	1,925
Accumulation Unit Value	$13.75	$18.27	$8.67	$12.38	$14.82	$12.01
Cost of Investments	$3,867,827	$26,544,033	$362	$37,020	$6,138	$23,546

		PIMCO
	Neuberger Berman	Commodity-	PIMCO	PIMCO Global
	Sustainable	RealReturn	Global Managed	Managed Asset	PIMCO Income -	Royce
	Equity	Strategy -	Asset Allocation -	Allocation -	Administrative	Micro-Cap
	Class I	Institutional Class	Advisor Class	Institutional Class	Class	Service Class
ASSETS
Investments in mutual funds, at value	$1,516,850	$7,670	$6,024,518	$140,165	$13,876,681	$3,429,832
Receivables:
Due from Pacific Life Insurance Company	3,413	-	-	40	59	1,139
Investments sold	-	-	-	-	-	-
Total Assets	1,520,263	7,670	6,024,518	140,205	13,876,740	3,430,971
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	115	-	-	-
Investments purchased	3,413	-	-	40	56	1,190
Total Liabilities	3,413	-	115	40	56	1,190
NET ASSETS	$1,516,850	$7,670	$6,024,403	$140,165	$13,876,684	$3,429,781
Units Outstanding	61,513	382	449,370	12,066	1,261,667	184,500
Accumulation Unit Value	$24.66	$20.09	$13.41	$11.62	$11.00	$18.59
Cost of Investments	$1,856,706	$7,603	$8,028,400	$187,340	$14,403,812	$5,385,255

See Notes to Financial Statements	SA-14

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Variable Accounts
	State Street	T. Rowe Price	T. Rowe Price	T. Rowe Price	T. Rowe Price	VanEck VIP
	Total Return	Blue Chip	Blue Chip	Equity	Equity	Global Resources
	V.I.S. Class 3	Growth - I	Growth - II	Income - I	Income - II	Initial Class
ASSETS
Investments in mutual funds, at value	$2,168,740	$6,532,341	$117,917,981	$3,485,945	$91,181,035	$31,071,421
Receivables:
Due from Pacific Life Insurance Company	-	25,682	16,865	1,327	3,142	-
Investments sold	-	-	-	-	-	460
Total Assets	2,168,740	6,558,023	117,934,846	3,487,272	91,184,177	31,071,881
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	-	-	477
Investments purchased	-	25,683	17,035	1,325	3,272	-
Total Liabilities	-	25,683	17,035	1,325	3,272	477
NET ASSETS	$2,168,740	$6,532,340	$117,917,811	$3,485,947	$91,180,905	$31,071,404
Units Outstanding	119,929	608,082	2,692,089	249,279	2,775,532	1,219,933
Accumulation Unit Value	$18.08	$10.74	$43.80	$13.98	$32.85	$25.47
Cost of Investments	$2,633,963	$9,591,756	$131,262,361	$3,690,033	$92,829,470	$23,431,282

				Vanguard VIF	Vanguard VIF
	Vanguard VIF	Vanguard VIF	Vanguard VIF	Total Bond	Total Stock
	High Yield Bond	Mid-Cap Index	Real Estate Index	Market Index	Market Index
ASSETS
Investments in mutual funds, at value	$2,575,713	$15,860,935	$4,166,141	$633,219	$27,744
Receivables:
Due from Pacific Life Insurance Company	21,932	21,256	5,293	-	-
Investments sold	-	-	-	-	-
Total Assets	2,597,645	15,882,191	4,171,434	633,219	27,744
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	-	-
Investments purchased	21,932	21,250	5,292	-	-
Total Liabilities	21,932	21,250	5,292	-	-
NET ASSETS	$2,575,713	$15,860,941	$4,166,142	$633,219	$27,744
Units Outstanding	251,818	1,258,689	425,573	69,232	2,000
Accumulation Unit Value	$10.23	$12.60	$9.79	$9.15	$13.87
Cost of Investments	$2,692,898	$18,256,394	$4,946,596	$642,239	$27,541

See Notes to Financial Statements	SA-15

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	Variable Accounts
	Core	Core	Diversified	Diversified	Floating	Floating
	Income	Income	Bond	Bond	Rate Income	Rate Income
	Class I	Class P	Class I	Class P	Class I	Class P
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	4,497	(1,469)	1,255,229	(39,994)	971,028	(814)
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	4,497	(1,469)	1,255,229	(39,994)	971,028	(814)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(675,618)	(261)	(20,185,749)	(414,774)	(1,614,105)	(3,231)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(671,121)	$(1,730)	$(18,930,520)	$(454,768)	$(643,077)	$(4,045)

	High Yield	High Yield	Inflation	Inflation	Intermediate	Managed
	Bond	Bond	Managed	Managed	Bond	Bond
	Class I	Class P	Class I	Class P	Class P (1)	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	2,382,284	(13,283)	1,591,968	1,706	(406)	3,100,080
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	2,382,284	(13,283)	1,591,968	1,706	(406)	3,100,080
CHANGE IN NET UNREALIZED APPRECIATION(DEPRECIATION) ON INVESTMENTS	(10,991,037)	(29,904)	(11,025,590)	(59,564)	1,290	(45,076,623)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(8,608,753)	$(43,187)	$(9,433,622)	$(57,858)	$884	$(41,976,543)

	Managed	Short Duration	Short Duration	Emerging	Emerging	Dividend
	Bond	Bond	Bond	Markets Debt	Markets Debt	Growth
	Class P	Class I	Class P	Class I	Class P	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(19,485)	1,376,089	(20,359)	(27,288)	(2,018)	6,045,525
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(19,485)	1,376,089	(20,359)	(27,288)	(2,018)	6,045,525
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(177,204)	(5,812,723)	(35,300)	(508,040)	(2,948)	(18,611,357)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(196,689)	$(4,436,634)	$(55,659)	$(535,328)	$(4,966)	$(12,565,832)

(1) Operations commenced or resumed during 2022 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-16

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	Variable Accounts
	Dividend	Equity	Equity	Focused
	Growth	Index	Index	Growth	Growth	Growth
	Class P	Class I	Class P	Class I	Class I	Class P
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	23,890	58,999,870	(123,857)	1,992,548	30,816,319	1,867
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	23,890	58,999,870	(123,857)	1,992,548	30,816,319	1,867
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(95,525)	(269,338,221)	(8,061,211)	(19,651,268)	(150,433,952)	(856,818)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(71,635)	$(210,338,351)	$(8,185,068)	$(17,658,720)	$(119,617,633)	$(854,951)

	Hedged	Large-Cap	Large-Cap	Large-Cap	Large-Cap	Large-Cap
	Equity	Core	Core	Growth	Growth	Value
	Class P	Class I	Class P	Class I	Class P (1)	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(27,461)	9,809,877	(2,857)	2,856,134	(175)	10,098,805
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(27,461)	9,809,877	(2,857)	2,856,134	(175)	10,098,805
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(5,571)	(64,038,722)	(173,089)	(38,701,208)	(4,063)	(21,909,518)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(33,032)	$(54,228,845)	$(175,946)	$(35,845,074)	$(4,238)	$(11,810,713)

	Large-Cap	Mid-Cap	Mid-Cap	Mid-Cap	Mid-Cap	Mid-Cap
	Value	Equity	Growth	Growth	Value	Value
	Class P	Class I	Class I	Class P	Class I	Class P
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	21,169	7,043,356	13,194,351	(27,954)	877,356	5,349
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	21,169	7,043,356	13,194,351	(27,954)	877,356	5,349
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(147,770)	(35,022,716)	(49,668,875)	(170,377)	(2,452,367)	(20,692)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(126,601)	$(27,979,360)	$(36,474,524)	$(198,331)	$(1,575,011)	$(15,343)

(1) Operations commenced or resumed during 2022 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-17

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	Variable Accounts
	Small-Cap	Small-Cap	Small-Cap	Small-Cap	Small-Cap	Small-Cap
	Equity	Equity	Growth	Index	Index	Value
	Class I	Class P	Class I	Class I	Class P	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	1,805,768	27,336	1,160,337	9,332,008	(160,499)	6,649,580
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	1,805,768	27,336	1,160,337	9,332,008	(160,499)	6,649,580
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(5,882,432)	(107,999)	(11,118,675)	(67,172,932)	(1,593,232)	(21,867,064)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(4,076,664)	$(80,663)	$(9,958,338)	$(57,840,924)	$(1,753,731)	$(15,217,484)

	Small-Cap			Value	Value	Emerging
	Value	Value	Value	Advantage	Advantage	Markets
	Class P	Class I	Class P	Class I	Class P	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	15,453	3,388,903	8,247	2,131,851	31,492	2,443,225
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	15,453	3,388,903	8,247	2,131,851	31,492	2,443,225
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(104,568)	(3,858,870)	(7,165)	(2,483,043)	(41,789)	(46,665,017)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(89,115)	$(469,967)	$1,082	$(351,192)	$(10,297)	$(44,221,792)

	Emerging	International	International	International	International	International
	Markets	Growth	Large-Cap	Large-Cap	Small-Cap	Small-Cap
	Class P	Class P (1)	Class I	Class P	Class I	Class P
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(84,136)	165	8,099,795	94	794,074	(7,301)
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(84,136)	165	8,099,795	94	794,074	(7,301)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(327,118)	9	(46,412,772)	(172,291)	(7,971,975)	(68,322)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(411,254)	$174	$(38,312,977)	$(172,197)	$(7,177,901)	$(75,623)

(1) Operations commenced or resumed during 2022 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-18

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	Variable Accounts
	International	Health	Health	Real	Real
	Value	Sciences	Sciences	Estate	Estate	Technology
	Class I	Class I	Class P	Class I	Class P	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	3,175,547	4,519,909	15,517	3,845,805	2,328	1,713,863
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	3,175,547	4,519,909	15,517	3,845,805	2,328	1,713,863
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(5,086,859)	(10,506,189)	(72,046)	(32,806,041)	(14,551)	(20,176,248)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,911,312)	$(5,986,280)	$(56,529)	$(28,960,236)	$(12,223)	$(18,462,385)

						Pacific
			ESG	PSF Avantis	PSF Avantis	Dynamix -
		ESG	Diversified	Balanced	Balanced	Conservative
	Technology	Diversified	Growth	Allocation	Allocation	Growth
	Class P	Class P	Class P (1)	Class D	Class P	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(3,916)	(1,066)	319,264	129,342	(5,554)	197,892
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(3,916)	(1,066)	319,264	129,342	(5,554)	197,892
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(470,041)	120	10,919	(1,905,534)	(59,971)	(2,736,282)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(473,957)	$(946)	$330,183	$(1,776,192)	$(65,525)	$(2,538,390)

	Pacific	Pacific	Pacific
	Dynamix -	Dynamix -	Dynamix -	Pacific	Pacific	Portfolio
	Conservative	Moderate	Moderate	Dynamix -	Dynamix -	Optimization
	Growth	Growth	Growth	Growth	Growth	Conservative
	Class P	Class I	Class P	Class I	Class P	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(53,170)	1,522,740	(970,233)	1,935,601	108,838	217,330
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(53,170)	1,522,740	(970,233)	1,935,601	108,838	217,330
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(430,075)	(13,753,165)	(3,192,272)	(22,381,564)	(3,483,783)	(2,348,782)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(483,245)	$(12,230,425)	$(4,162,505)	$(20,445,963)	$(3,374,945)	$(2,131,452)

(1) Operations commenced or resumed during 2022 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-19

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	Variable Accounts
		Portfolio	Portfolio
	Portfolio	Optimization	Optimization	Portfolio	Portfolio	Portfolio
	Optimization	Moderate-	Moderate -	Optimization	Optimization	Optimization
	Conservative	Conservative	Conservative	Moderate	Moderate	Growth
	Class P	Class I	Class P	Class I	Class P	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(238)	1,381,608	1,326	7,220,680	912	9,311,143
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(238)	1,381,608	1,326	7,220,680	912	9,311,143
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(7,250)	(9,443,360)	(1,664)	(48,586,675)	(73,664)	(80,003,933)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(7,488)	$(8,061,752)	$(338)	$(41,365,995)	$(72,752)	$(70,692,790)

		Portfolio	Portfolio
	Portfolio	Optimization	Optimization	Invesco V.I.	Invesco V.I.
	Optimization	Aggressive-	Aggressive-	EQV International	EQV International	Invesco V.I.
	Growth	Growth	Growth	Equity	Equity	Global
	Class P	Class I	Class P	Series I	Series II	Series I
INVESTMENT INCOME
Dividends	$-	$-	$-	$23,227	$398,346	$-
Net Investment Income	-	-	-	23,227	398,346	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	69,329	3,991,833	8,045	(49,227)	(91,535)	(48,610)
Capital gain distributions	-	-	-	148,156	3,116,006	246,480
Realized Gain (Loss) on Investments	69,329	3,991,833	8,045	98,929	3,024,471	197,870
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(490,327)	(40,717,167)	(192,856)	(271,212)	(9,784,836)	(666,690)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(420,998)	$(36,725,334)	$(184,811)	$(149,056)	$(6,362,019)	$(468,820)

			American			American Funds
		Invesco V.I.	Century	American	American	IS American
	Invesco V.I.	Main Street	Inflation	Century	Century	High-Income
	Global	Small Cap Fund	Protection	VP Mid Cap Value	VP Mid Cap Value	Trust
	Series II	Series I	Class I (1)	Class I	Class II	Class 2
INVESTMENT INCOME
Dividends	$-	$32,162	$-	$23,550	$819,603	$65,475
Net Investment Income	-	32,162	-	23,550	819,603	65,475
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(165,086)	274,327	12	13,445	30,559	(12,289)
Capital gain distributions	2,748,147	697,859	-	116,451	5,214,928	-
Realized Gain (Loss) on Investments	2,583,061	972,186	12	129,896	5,245,487	(12,289)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(9,326,337)	(1,952,580)	33	(157,194)	(6,641,672)	(110,413)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(6,743,276)	$(948,232)	$45	$(3,748)	$(576,582)	$(57,227)

(1) Operations commenced or resumed during 2022 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-20

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	Variable Accounts
			American Funds
	American Funds	American Funds	IS Capital	American Funds	American Funds	American Funds
	IS Asset Allocation	IS Asset Allocation	World Bond	IS Growth	IS Growth	IS Growth-Income
	Class 2	Class 4	Class 2 (1)	Class 2	Class 4	Class 2
INVESTMENT INCOME
Dividends	$262,562	$1,486,215	$-	$27,132	$140,444	$72,418
Net Investment Income	262,562	1,486,215	-	27,132	140,444	72,418
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	18,341	1,308,447	9	(291,108)	2,780,210	54,673
Capital gain distributions	1,118,104	9,384,068	-	972,746	19,604,764	463,600
Realized Gain (Loss) on Investments	1,136,445	10,692,515	9	681,638	22,384,974	518,273
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(2,737,158)	(26,374,783)	670	(3,064,376)	(73,639,376)	(1,351,384)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,338,151)	$(14,196,053)	$679	$(2,355,606)	$(51,113,958)	$(760,693)

				BlackRock		BlackRock
	American Funds	American Funds	American Funds IS	60/40 Target	BlackRock	Global
	IS Growth-Income	IS International	New World Fund	Allocation ETF	Basic Value	Allocation
	Class 4	Class 2	Class 2	V.I. Class I	V.I. Class III	V.I. Class I
INVESTMENT INCOME
Dividends	$1,200,487	$30,890	$23,350	$419,418	$291,333	$-
Net Investment Income	1,200,487	30,890	23,350	419,418	291,333	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	1,229,513	(50,448)	(78,638)	62,860	(215,128)	(67,818)
Capital gain distributions	11,146,470	192,931	130,066	5,649	2,459,222	23,750
Realized Gain (Loss) on Investments	12,375,983	142,483	51,428	68,509	2,244,094	(44,068)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(35,642,667)	(468,943)	(392,951)	(3,284,201)	(3,865,762)	(260,784)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(22,066,197)	$(295,570)	$(318,173)	$(2,796,274)	$(1,330,335)	$(304,852)

	BlackRock		DFA VA	DFA VA
	Global	BNY Mellon	International	International	DFA VA	DFA VA
	Allocation	VIF Appreciation	Small	Value	Short-Term Fixed	US Large Value
	V.I. Class III	Service Shares	Institutional Class	Institutional Class	Institutional Class	Institutional Class
INVESTMENT INCOME
Dividends	$-	$13,142	$66,177	$65,143	$39,053	$72,950
Net Investment Income	-	13,142	66,177	65,143	39,053	72,950
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(862,445)	11,228	(93,914)	1,273	(16,103)	27,667
Capital gain distributions	1,067,245	887,527	45,054	18,103	-	39,430
Realized Gain (Loss) on Investments	204,800	898,755	(48,860)	19,376	(16,103)	67,097
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(12,967,126)	(1,546,234)	(263,121)	(44,629)	(35,178)	(173,440)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(12,762,326)	$(634,337)	$(245,804)	$39,890	$(12,228)	$(33,393)

(1) Operations commenced or resumed during 2022 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-21

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	Variable Accounts
						Fidelity VIP
	DFA VA US	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Freedom 2010
	Targeted Value	Bond Index	Bond Index	Contrafund	Contrafund	Portfolio
	Institutional Class	Initial Class	Service Class 2	Initial Class	Service Class 2	Service Class 2
INVESTMENT INCOME
Dividends	$24,946	$82,055	$22,504	$6,891	$202,435	$26,312
Net Investment Income	24,946	82,055	22,504	6,891	202,435	26,312
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	18,950	(251,787)	(24,089)	(9,470)	583,660	(58,022)
Capital gain distributions	147,761	-	-	58,573	3,754,029	107,115
Realized Gain (Loss) on Investments	166,711	(251,787)	(24,089)	49,103	4,337,689	49,093
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(214,876)	(336,045)	(179,486)	(345,428)	(28,732,591)	(333,269)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(23,219)	$(505,777)	$(181,071)	$(289,434)	$(24,192,467)	$(257,864)

	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Freedom 2015	Freedom 2020	Freedom 2025	Freedom 2025	Freedom 2030	Freedom 2030
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	Service Class 2	Service Class 2	Initial Class	Service Class 2	Initial Class	Service Class 2
INVESTMENT INCOME
Dividends	$48,439	$110,087	$1,424	$251,609	$8,639	$265,284
Net Investment Income	48,439	110,087	1,424	251,609	8,639	265,284
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	11,035	(35,941)	(5,366)	46,502	(2,921)	266,695
Capital gain distributions	248,646	593,768	1,290	899,182	25,078	1,130,691
Realized Gain (Loss) on Investments	259,681	557,827	(4,076)	945,684	22,157	1,397,386
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(725,773)	(1,729,918)	(4,024)	(3,882,722)	(107,874)	(4,806,872)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(417,653)	$(1,062,004)	$(6,676)	$(2,685,429)	$(77,078)	$(3,144,202)

	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Freedom 2035	Freedom 2035	Freedom 2045	Freedom 2045	Freedom 2055	Freedom Income
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	Initial Class	Service Class 2	Initial Class	Service Class 2	Initial Class (1)	Initial Class
INVESTMENT INCOME
Dividends	$33,482	$217,210	$30,117	$201,507	$69	$4,269
Net Investment Income	33,482	217,210	30,117	201,507	69	4,269
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(160,883)	143,701	(26,906)	162,824	27	(4,522)
Capital gain distributions	54,173	1,026,241	93,038	1,117,898	8	5,593
Realized Gain (Loss) on Investments	(106,710)	1,169,942	66,132	1,280,722	35	1,071
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(37,542)	(4,290,037)	(335,079)	(4,328,450)	166	(28,724)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(110,770)	$(2,902,885)	$(238,830)	$(2,846,221)	$270	$(23,384)

(1) Operations commenced or resumed during 2022 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-22

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	Variable Accounts
	Fidelity VIP	Fidelity VIP
	Freedom Income	Government	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Portfolio	Money Market	Growth	Growth	International Index	International Index
	Service Class 2	Service Class	Initial Class (1)	Service Class 2	Initial Class	Service Class 2
INVESTMENT INCOME
Dividends	$47,687	$3,879,286	$132	$98,106	$200,445	$35,339
Net Investment Income	47,687	3,879,286	132	98,106	200,445	35,339
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(59,721)	-	(896)	538,407	(240,318)	(57,795)
Capital gain distributions	83,637	-	1,455	2,379,028	-	-
Realized Gain (Loss) on Investments	23,916	-	559	2,917,435	(240,318)	(57,795)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(405,061)	-	(9,330)	(11,952,108)	(865,357)	(147,079)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(333,458)	$3,879,286	$(8,639)	$(8,936,567)	$(905,230)	$(169,535)

	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Templeton
	Mid Cap	Mid Cap	Total Market Index	Total Market Index	Value Strategies	Foreign
	Initial Class	Service Class 2	Initial Class	Service Class 2	Service Class 2	VIP Class 1
INVESTMENT INCOME
Dividends	$11,688	$107,540	$459,195	$39,862	$110,274	$16,076
Net Investment Income	11,688	107,540	459,195	39,862	110,274	16,076
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	32,143	79,918	(687,076)	26,990	330,630	4,254
Capital gain distributions	131,579	2,689,040	27,248	4,096	567,104	-
Realized Gain (Loss) on Investments	163,722	2,768,958	(659,828)	31,086	897,734	4,254
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(439,599)	(9,598,354)	(4,410,341)	(654,494)	(1,959,896)	(48,532)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(264,189)	$(6,721,856)	$(4,610,974)	$(583,546)	$(951,888)	$(28,202)

				Janus	Janus	Janus
	Templeton	Templeton	Templeton	Henderson	Henderson	Henderson
	Foreign	Global Bond	Global Bond	Enterprise	Enterprise	Overseas
	VIP Class 2	VIP Class 1	VIP Class 2	Institutional Shares	Service Shares	Institutional Shares
INVESTMENT INCOME
Dividends	$615,879	$-	$-	$567	$26,687	$10,482
Net Investment Income	615,879	-	-	567	26,687	10,482
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(515,478)	(4,077)	(1,092,613)	(26,297)	246,844	(15,910)
Capital gain distributions	-	-	-	45,829	5,842,942	-
Realized Gain (Loss) on Investments	(515,478)	(4,077)	(1,092,613)	19,532	6,089,786	(15,910)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(1,876,269)	(6,458)	(144,551)	(63,666)	(12,410,327)	(39,364)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,775,868)	$(10,535)	$(1,237,164)	$(43,567)	$(6,293,854)	$(44,792)

(1) Operations commenced or resumed during 2022 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-23

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	Variable Accounts
	Janus	Lazard Retirement	Lazard Retirement	Lazard Retirement	ClearBridge	ClearBridge
	Henderson	Global Dynamic	Global Dynamic	International	Variable	Variable
	Overseas	Multi-Asset	Multi-Asset	Equity	Aggressive Growth -	Aggressive
	Service Shares	Investor Shares	Service Shares	Service Shares	Class I	Growth - Class II
INVESTMENT INCOME
Dividends	$418,676	$565	$1,187	$79,691	$1,124	$-
Net Investment Income	418,676	565	1,187	79,691	1,124	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	431,099	(4,783)	1,191	(12,546)	(27,285)	(323,709)
Capital gain distributions	-	13,959	80,276	244,952	33,198	2,843,042
Realized Gain (Loss) on Investments	431,099	9,176	81,467	232,406	5,913	2,519,333
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(3,345,465)	(55,589)	(364,193)	(646,353)	(66,739)	(9,560,928)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,495,690)	$(45,848)	$(281,539)	$(334,256)	$(59,702)	$(7,041,595)

			ClearBridge
	ClearBridge	ClearBridge	Variable	Western Asset	Western Asset	Lord Abbett
	Variable	Variable	Small Cap	Variable Global	Variable Global	Bond
	Mid Cap -	Mid Cap -	Growth -	High Yield Bond -	High Yield Bond -	Debenture
	Class I	Class II	Class I	Class I (1)	Class II	Class VC
INVESTMENT INCOME
Dividends	$5,600	$13,005	$-	$508	$47,150	$974,570
Net Investment Income	5,600	13,005	-	508	47,150	974,570
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(39,200)	48,008	(54,264)	(14)	(12,448)	(215,670)
Capital gain distributions	80,316	843,279	8,294	-	-	55,908
Realized Gain (Loss) on Investments	41,116	891,287	(45,970)	(14)	(12,448)	(159,762)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(325,795)	(5,195,403)	(89,395)	(153)	(137,815)	(3,837,700)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(279,079)	$(4,291,111)	$(135,365)	$341	$(103,113)	$(3,022,892)

	Lord Abbett	Lord Abbett
	Developing	Fundamental	Lord Abbett
	Growth	Equity	Total Return	M Capital	M International	M Large Cap
	Class VC	Class VC	Class VC	Appreciation	Equity	Growth
INVESTMENT INCOME
Dividends	$-	$69,594	$2,052,298	$-	$2,046,221	$-
Net Investment Income	-	69,594	2,052,298	-	2,046,221	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(1,700,478)	34,179	(855,200)	(701,803)	91,491	570,994
Capital gain distributions	-	833,522	136,617	5,600,053	-	5,220,725
Realized Gain (Loss) on Investments	(1,700,478)	867,701	(718,583)	4,898,250	91,491	5,791,719
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(6,444,250)	(1,792,189)	(11,321,122)	(19,204,912)	(14,154,442)	(27,305,200)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(8,144,728)	$(854,894)	$(9,987,407)	$(14,306,662)	$(12,016,730)	$(21,513,481)

(1) Operations commenced or resumed during 2022 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-24

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	Variable Accounts
		MFS	MFS	MFS	MFS	MFS
		New Discovery	New Discovery	Total Return	Utilities	Utilities
	M Large Cap	Series -	Series -	Series -	Series -	Series -
	Value	Initial Class	Service Class	Initial Class	Initial Class	Service Class
INVESTMENT INCOME
Dividends	$845,759	$-	$-	$16,327	$1,689	$353,034
Net Investment Income	845,759	-	-	16,327	1,689	353,034
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	824,060	(117,762)	(4,453,126)	(3,765)	973	566,774
Capital gain distributions	1,904,941	376,490	8,257,568	81,663	2,678	620,716
Realized Gain (Loss) on Investments	2,729,001	258,728	3,804,442	77,898	3,651	1,187,490
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(4,232,417)	(686,008)	(13,406,799)	(174,557)	(6,065)	(1,479,197)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(657,657)	$(427,280)	$(9,602,357)	$(80,332)	$(725)	$61,327

					MFS VIT III
	MFS	MFS	MFS VIT II	MFS VIT II	Blended	MFS VIT III
	Value	Value	Government	Research	Research	Global
	Series -	Series -	Securities -	International -	Small Cap Equity -	Real Estate -
	Initial Class	Service Class	Initial Class	Initial Class (1)	Initial Class (1)	Initial Class (1)
INVESTMENT INCOME
Dividends	$43,408	$342,613	$59	$-	$31	$-
Net Investment Income	43,408	342,613	59	-	31	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	30,548	419,918	(4,878)	118	(1,247)	10
Capital gain distributions	185,007	1,803,544	-	-	913	-
Realized Gain (Loss) on Investments	215,555	2,223,462	(4,878)	118	(334)	10
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(358,824)	(4,713,916)	673	293	(306)	(420)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(99,861)	$(2,147,841)	$(4,146)	$411	$(609)	$(410)

		PIMCO
	Neuberger Berman	Commodity-	PIMCO	PIMCO Global
	Sustainable	RealReturn	Global Managed	Managed Asset	PIMCO Income -	Royce
	Equity	Strategy -	Asset Allocation -	Allocation -	Administrative	Micro-Cap
	Class I	Institutional Class (1)	Advisor Class	Institutional Class	Class	Service Class
INVESTMENT INCOME
Dividends	$6,659	$-	$122,533	$3,074	$255,774	$-
Net Investment Income	6,659	-	122,533	3,074	255,774	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(5,311)	(2)	(30,384)	(6,699)	(76,217)	(258,907)
Capital gain distributions	141,433	-	1,141,493	25,988	493	1,116,649
Realized Gain (Loss) on Investments	136,122	(2)	1,111,109	19,289	(75,724)	857,742
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(487,263)	67	(2,603,451)	(49,740)	(600,020)	(2,180,118)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(344,482)	$65	$(1,369,809)	$(27,377)	$(419,970)	$(1,322,376)

(1) Operations commenced or resumed during 2022 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-25

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	Variable Accounts
	State Street	T. Rowe Price	T. Rowe Price	T. Rowe Price	T. Rowe Price	VanEck VIP
	Total Return	Blue Chip	Blue Chip	Equity	Equity	Global Resources
	V.I.S. Class 3	Growth - I	Growth - II	Income - I	Income - II	Initial Class
INVESTMENT INCOME
Dividends	$9,451	$-	$-	$55,728	$1,563,655	$526,893
Net Investment Income	9,451	-	-	55,728	1,563,655	526,893
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(37,475)	(171,831)	7,173,686	99,116	240,705	1,460,436
Capital gain distributions	35,316	339,356	6,585,680	179,557	4,750,502	-
Realized Gain (Loss) on Investments	(2,159)	167,525	13,759,366	278,673	4,991,207	1,460,436
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(430,870)	(2,998,188)	(89,820,267)	(411,704)	(10,113,897)	459,946
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(423,578)	$(2,830,663)	$(76,060,901)	$(77,303)	$(3,559,035)	$2,447,275

				Vanguard VIF	Vanguard VIF
	Vanguard VIF	Vanguard VIF	Vanguard VIF	Total Bond	Total Stock
	High Yield Bond	Mid-Cap Index	Real Estate Index	Market Index (1)	Market Index (1)
INVESTMENT INCOME
Dividends	$75,071	$100,366	$46,638	$-	$-
Net Investment Income	75,071	100,366	46,638	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(64,220)	(119,970)	(19,499)	(583)	(10)
Capital gain distributions	-	952,122	105,341	-	-
Realized Gain (Loss) on Investments	(64,220)	832,152	85,842	(583)	(10)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(135,667)	(2,795,235)	(1,012,323)	(9,020)	203
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(124,816)	$(1,862,717)	$(879,843)	$(9,603)	$193

(1) Operations commenced or resumed during 2022 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-26

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021
	Core Income		Core Income		Diversified Bond
	Class I		Class P (1)		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	4,497	186,195	(1,469)	32	1,255,229	2,597,437
Change in net unrealized appreciation (depreciation) on investments	(675,618)	(211,247)	(261)	257	(20,185,749)	(4,484,403)
Net Increase (Decrease) in Net Assets Resulting from Operations	(671,121)	(25,052)	(1,730)	289	(18,930,520)	(1,886,966)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	280,899	313,299	5,713	(291)	2,372,601	2,375,574
Transfers between variable and fixed accounts, net	268,799	(740,108)	2,271	16,558	(617,472)	7,177,035
Policy maintenance charges	(197,107)	(213,906)	(2,121)	(1,017)	(2,653,850)	(2,555,943)
Policy benefits and terminations	(351,252)	(112,629)	(239)	(240)	(12,257,137)	(1,552,884)
Policy loans and loan repayments	(109,370)	2,477	(19,051)	-	(417,447)	68,726
Other	1,906	5,211	4	-	18,599	107,819
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(106,125)	(745,656)	(13,423)	15,010	(13,554,706)	5,620,327
NET INCREASE (DECREASE) IN NET ASSETS	(777,246)	(770,708)	(15,153)	15,299	(32,485,226)	3,733,361
NET ASSETS
Beginning of Year or Period	5,626,563	6,397,271	15,299	-	101,920,749	98,187,388
End of Year or Period	$4,849,317	$5,626,563	$146	$15,299	$69,435,523	$101,920,749

	Diversified Bond		Floating Rate Income		Floating Rate Income
	Class P		Class I		Class P
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	(39,994)	14,949	971,028	174,690	(814)	591
Change in net unrealized appreciation (depreciation) on investments	(414,774)	(14,146)	(1,614,105)	1,254,181	(3,231)	2,777
Net Increase (Decrease) in Net Assets Resulting from Operations	(454,768)	803	(643,077)	1,428,871	(4,045)	3,368
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	569,820	248,595	1,187,758	1,500,777	99,733	21,514
Transfers between variable and fixed accounts, net	910,653	1,668,032	(3,560,437)	9,394,626	403,672	169,325
Policy maintenance charges	(345,084)	(181,465)	(1,210,997)	(895,155)	(66,146)	(12,651)
Policy benefits and terminations	(8,095)	(953)	(1,145,387)	(841,470)	(8,001)	-
Policy loans and loan repayments	(4,488)	1,112	(145,152)	(67,101)	(17,161)	46
Other	(621)	(123)	(684)	42,930	(16)	285
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,122,185	1,735,198	(4,874,899)	9,134,607	412,081	178,519
NET INCREASE (DECREASE) IN NET ASSETS	667,417	1,736,001	(5,517,976)	10,563,478	408,036	181,887
NET ASSETS
Beginning of Year	2,187,003	451,002	38,276,449	27,712,971	187,926	6,039
End of Year	$2,854,420	$2,187,003	$32,758,473	$38,276,449	$595,962	$187,926

(1) Operations commenced or resumed during 2021 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-27

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021
	High Yield Bond		High Yield Bond		Inflation Managed
	Class I		Class P		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	2,382,284	4,476,801	(13,283)	3,003	1,591,968	998,251
Change in net unrealized appreciation (depreciation) on investments	(10,991,037)	(271,910)	(29,904)	5,731	(11,025,590)	3,131,249
Net Increase (Decrease) in Net Assets Resulting from Operations	(8,608,753)	4,204,891	(43,187)	8,734	(9,433,622)	4,129,500
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,573,829	3,302,334	156,881	74,673	2,330,967	2,480,996
Transfers between variable and fixed accounts, net	(4,571,760)	6,319,157	124,065	260,079	(345,705)	5,798,319
Policy maintenance charges	(3,214,779)	(2,979,240)	(80,944)	(34,154)	(3,009,874)	(2,763,581)
Policy benefits and terminations	(1,820,647)	(1,820,466)	(1,142)	(979)	(2,168,376)	(1,843,747)
Policy loans and loan repayments	(111,867)	165,310	(31,540)	36	(365,060)	69,843
Other	2,120	53,076	92	335	587	88,340
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(7,143,104)	5,040,171	167,412	299,990	(3,557,461)	3,830,170
NET INCREASE (DECREASE) IN NET ASSETS	(15,751,857)	9,245,062	124,225	308,724	(12,991,083)	7,959,670
NET ASSETS
Beginning of Year	86,958,544	77,713,482	361,943	53,219	79,080,898	71,121,228
End of Year	$71,206,687	$86,958,544	$486,168	$361,943	$66,089,815	$79,080,898

	Inflation Managed		Intermediate Bond	Managed Bond
	Class P		Class P (1)	Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-
Realized gain (loss) on investments	1,706	1,599	(406)	3,100,080	4,513,200
Change in net unrealized appreciation (depreciation) on investments	(59,564)	10,799	1,290	(45,076,623)	(7,816,100)
Net Increase (Decrease) in Net Assets Resulting from Operations	(57,858)	12,398	884	(41,976,543)	(3,302,900)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	536,210	113,158	9,313	8,610,144	9,544,468
Transfers between variable and fixed accounts, net	228,950	110,356	233,759	(1,691,097)	22,510,982
Policy maintenance charges	(65,007)	(22,299)	(8,528)	(10,131,284)	(9,684,677)
Policy benefits and terminations	-	-	-	(8,993,654)	(12,212,667)
Policy loans and loan repayments	(14,098)	2,250	-	(569,784)	(715,964)
Other	(13)	(113)	(592)	10,091	320,954
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	686,042	203,352	233,952	(12,765,584)	9,763,096
NET INCREASE (DECREASE) IN NET ASSETS	628,184	215,750	234,836	(54,742,127)	6,460,196
NET ASSETS
Beginning of Year or Period	254,875	39,125	-	305,762,827	299,302,631
End of Year or Period	$883,059	$254,875	$234,836	$251,020,700	$305,762,827

(1) Operations commenced or resumed during 2022 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-28

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021
	Managed Bond		Short Duration Bond		Short Duration Bond
	Class P		Class I		Class P
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	(19,485)	1,362	1,376,089	2,366,451	(20,359)	2,592
Change in net unrealized appreciation (depreciation) on investments	(177,204)	(492)	(5,812,723)	(2,807,638)	(35,300)	(6,332)
Net Increase (Decrease) in Net Assets Resulting from Operations	(196,689)	870	(4,436,634)	(441,187)	(55,659)	(3,740)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	496,953	91,491	5,078,791	5,254,130	604,062	128,650
Transfers between variable and fixed accounts, net	1,226,165	713,685	(16,218,002)	1,552,712	1,073,946	744,731
Policy maintenance charges	(171,065)	(83,488)	(4,146,951)	(4,011,697)	(262,660)	(103,599)
Policy benefits and terminations	(1,063)	(539)	(3,806,175)	(11,857,162)	-	-
Policy loans and loan repayments	146	144	(88,498)	(431,194)	(22,835)	858
Other	(1,318)	(212)	166	140,412	(139)	(97)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,549,818	721,081	(19,180,669)	(9,352,799)	1,392,374	770,543
NET INCREASE (DECREASE) IN NET ASSETS	1,353,129	721,951	(23,617,303)	(9,793,986)	1,336,715	766,803
NET ASSETS
Beginning of Year	876,059	154,108	98,740,450	108,534,436	1,043,397	276,594
End of Year	$2,229,188	$876,059	$75,123,147	$98,740,450	$2,380,112	$1,043,397

	Emerging Markets Debt		Emerging Markets Debt		Dividend Growth
	Class I		Class P		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	(27,288)	26,052	(2,018)	153	6,045,525	4,476,633
Change in net unrealized appreciation (depreciation) on investments	(508,040)	(404,059)	(2,948)	(2,727)	(18,611,357)	20,104,222
Net Increase (Decrease) in Net Assets Resulting from Operations	(535,328)	(378,007)	(4,966)	(2,574)	(12,565,832)	24,580,855
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	142,889	168,091	19,894	8,113	2,637,544	2,837,751
Transfers between variable and fixed accounts, net	(252,618)	576,538	22,219	47,377	164,730	743,307
Policy maintenance charges	(130,732)	(146,767)	(9,249)	(5,939)	(3,046,069)	(2,804,177)
Policy benefits and terminations	(145,815)	(119,086)	-	-	(2,894,976)	(2,003,634)
Policy loans and loan repayments	(19,133)	24,800	-	-	(693,243)	(132,572)
Other	717	8,916	(92)	(14)	18,914	73,885
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(404,692)	512,492	32,772	49,537	(3,813,100)	(1,285,440)
NET INCREASE (DECREASE) IN NET ASSETS	(940,020)	134,485	27,806	46,963	(16,378,932)	23,295,415
NET ASSETS
Beginning of Year	6,035,370	5,900,885	57,418	10,455	119,406,051	96,110,636
End of Year	$5,095,350	$6,035,370	$85,224	$57,418	$103,027,119	$119,406,051

See Notes to Financial Statements	SA-29

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021
	Dividend Growth		Equity Index		Equity Index
	Class P		Class I		Class P
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	23,890	24,734	58,999,870	55,397,970	(123,857)	1,427,707
Change in net unrealized appreciation (depreciation) on investments	(95,525)	70,208	(269,338,221)	205,028,969	(8,061,211)	1,316,299
Net Increase (Decrease) in Net Assets Resulting from Operations	(71,635)	94,942	(210,338,351)	260,426,939	(8,185,068)	2,744,006
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	333,502	155,575	24,930,904	25,467,143	22,239,478	4,502,837
Transfers between variable and fixed accounts, net	690,586	365,119	(15,298,415)	(11,853,868)	52,437,473	25,657,728
Policy maintenance charges	(155,399)	(66,654)	(26,127,030)	(24,979,611)	(9,992,506)	(2,467,366)
Policy benefits and terminations	(3,885)	-	(19,564,413)	(17,980,251)	(236,097)	(13,833)
Policy loans and loan repayments	-	-	(550,453)	(2,164,883)	(2,362,344)	(555,067)
Other	2,438	(865)	162,300	677,015	(141,444)	2,586
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	867,242	453,175	(36,447,107)	(30,834,455)	61,944,560	27,126,885
NET INCREASE (DECREASE) IN NET ASSETS	795,607	548,117	(246,785,458)	229,592,484	53,759,492	29,870,891
NET ASSETS
Beginning of Year	746,951	198,834	1,169,119,245	939,526,761	32,678,816	2,807,925
End of Year	$1,542,558	$746,951	$922,333,787	$1,169,119,245	$86,438,308	$32,678,816

	Focused Growth		Growth		Growth
	Class I		Class I		Class P
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	1,992,548	4,646,291	30,816,319	20,395,053	1,867	22,397
Change in net unrealized appreciation (depreciation) on investments	(19,651,268)	4,419,067	(150,433,952)	53,837,524	(856,818)	262,066
Net Increase (Decrease) in Net Assets Resulting from Operations	(17,658,720)	9,065,358	(119,617,633)	74,232,577	(854,951)	284,463
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,324,600	1,279,480	6,221,471	6,659,547	876,968	564,535
Transfers between variable and fixed accounts, net	(527,422)	(1,483,758)	(23,871,269)	21,230,554	1,202,055	917,884
Policy maintenance charges	(1,248,985)	(1,337,377)	(10,106,620)	(10,355,432)	(444,162)	(218,381)
Policy benefits and terminations	(532,163)	(1,237,924)	(9,306,891)	(10,214,031)	(12,080)	(13,307)
Policy loans and loan repayments	69,845	(732,500)	(248,095)	(165,014)	(15,499)	4,386
Other	2,093	34,778	71,376	154,840	(6,205)	(821)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(912,032)	(3,477,301)	(37,240,028)	7,310,464	1,601,077	1,254,296
NET INCREASE (DECREASE) IN NET ASSETS	(18,570,752)	5,588,057	(156,857,661)	81,543,041	746,126	1,538,759
NET ASSETS
Beginning of Year	52,481,031	46,892,974	403,918,474	322,375,433	2,258,423	719,664
End of Year	$33,910,279	$52,481,031	$247,060,813	$403,918,474	$3,004,549	$2,258,423

See Notes to Financial Statements	SA-30

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year/Period Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021
	Hedged Equity		Large-Cap Core		Large-Cap Core
	Class P (1)		Class I		Class P
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	(27,461)	303	9,809,877	13,497,781	(2,857)	22,569
Change in net unrealized appreciation (depreciation) on investments	(5,571)	4,681	(64,038,722)	47,021,248	(173,089)	64,414
Net Increase (Decrease) in Net Assets Resulting from Operations	(33,032)	4,984	(54,228,845)	60,519,029	(175,946)	86,983
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	447,175	87,147	5,247,217	5,586,911	193,614	60,016
Transfers between variable and fixed accounts, net	1,572,261	338,539	(1,161,761)	(6,655,918)	179,273	596,873
Policy maintenance charges	(386,444)	(19,669)	(9,465,972)	(9,001,149)	(125,371)	(66,167)
Policy benefits and terminations	(320)	-	(7,114,172)	(6,530,379)	-	-
Policy loans and loan repayments	441	-	37,391	300,189	(17,854)	46
Other	2,908	6	5,695	119,038	(96)	(48)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,636,021	406,023	(12,451,602)	(16,181,308)	229,566	590,720
NET INCREASE (DECREASE) IN NET ASSETS	1,602,989	411,007	(66,680,447)	44,337,721	53,620	677,703
NET ASSETS
Beginning of Year or Period	411,007	-	267,663,874	223,326,153	770,118	92,415
End of Year or Period	$2,013,996	$411,007	$200,983,427	$267,663,874	$823,738	$770,118

	Large-Cap Growth		Large-Cap Growth	Large-Cap Value
	Class I		Class P (2)	Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-
Realized gain (loss) on investments	2,856,134	28,391,496	(175)	10,098,805	8,182,513
Change in net unrealized appreciation (depreciation) on investments	(38,701,208)	(11,107,286)	(4,063)	(21,909,518)	27,865,902
Net Increase (Decrease) in Net Assets Resulting from Operations	(35,845,074)	17,284,210	(4,238)	(11,810,713)	36,048,415
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,315,580	2,951,012	90,880	3,464,836	3,725,901
Transfers between variable and fixed accounts, net	1,243,583	(13,678,589)	65,229	(3,995,694)	1,176,811
Policy maintenance charges	(2,687,687)	(3,133,205)	(3,124)	(4,575,934)	(4,119,058)
Policy benefits and terminations	(1,721,444)	(1,972,149)	-	(3,770,204)	(3,285,954)
Policy loans and loan repayments	(163,788)	(41,512)	-	(569,277)	(205,774)
Other	(14,133)	75,094	(298)	(8,654)	120,841
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(1,027,889)	(15,799,349)	152,687	(9,454,927)	(2,587,233)
NET INCREASE (DECREASE) IN NET ASSETS	(36,872,963)	1,484,861	148,449	(21,265,640)	33,461,182
NET ASSETS
Beginning of Year or Period	95,243,846	93,758,985	-	170,562,720	137,101,538
End of Year or Period	$58,370,883	$95,243,846	$148,449	$149,297,080	$170,562,720

(1) Operations commenced or resumed during 2021 (See Financial Highlights for commencement date of operations).

(2) Operations commenced or resumed during 2022 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-31

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021
	Large-Cap Value		Mid-Cap Equity		Mid-Cap Growth
	Class P		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	21,169	36,985	7,043,356	21,451,174	13,194,351	14,688,934
Change in net unrealized appreciation (depreciation) on investments	(147,770)	110,071	(35,022,716)	3,560,281	(49,668,875)	156,603
Net Increase (Decrease) in Net Assets Resulting from Operations	(126,601)	147,056	(27,979,360)	25,011,455	(36,474,524)	14,845,537
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	393,889	186,512	3,591,069	4,017,099	2,561,981	2,752,933
Transfers between variable and fixed accounts, net	313,643	1,608,204	(3,083,268)	(15,817,088)	(23,510,910)	20,076,871
Policy maintenance charges	(328,347)	(137,582)	(4,192,083)	(4,196,923)	(2,484,780)	(2,914,732)
Policy benefits and terminations	-	-	(3,014,037)	(3,664,927)	(2,100,833)	(2,170,110)
Policy loans and loan repayments	2,030	1,909	(71,755)	(79,724)	(276,328)	97,126
Other	(660)	2,071	(2,061)	112,150	9,724	97,395
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	380,555	1,661,114	(6,772,135)	(19,629,413)	(25,801,146)	17,939,483
NET INCREASE (DECREASE) IN NET ASSETS	253,954	1,808,170	(34,751,495)	5,382,042	(62,275,670)	32,785,020
NET ASSETS
Beginning of Year	1,953,860	145,690	165,308,873	159,926,831	133,123,347	100,338,327
End of Year	$2,207,814	$1,953,860	$130,557,378	$165,308,873	$70,847,677	$133,123,347

	Mid-Cap Growth		Mid-Cap Value		Mid-Cap Value
	Class P		Class I		Class P
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	(27,954)	29,918	877,356	1,377,839	5,349	9,296
Change in net unrealized appreciation (depreciation) on investments	(170,377)	28,001	(2,452,367)	2,944,904	(20,692)	9,100
Net Increase (Decrease) in Net Assets Resulting from Operations	(198,331)	57,919	(1,575,011)	4,322,743	(15,343)	18,396
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	325,281	173,394	745,903	981,129	74,498	30,999
Transfers between variable and fixed accounts, net	91,293	363,358	658,676	(5,936)	188,969	45,577
Policy maintenance charges	(125,023)	(93,626)	(678,351)	(648,754)	(31,530)	(12,041)
Policy benefits and terminations	-	(46,758)	(440,731)	(322,078)	(2,114)	-
Policy loans and loan repayments	1,368	1,288	(102,538)	46,547	(5,641)	45
Other	(1,345)	425	1,651	21,313	121	(31)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	291,574	398,081	184,610	72,221	224,303	64,549
NET INCREASE (DECREASE) IN NET ASSETS	93,243	456,000	(1,390,401)	4,394,964	208,960	82,945
NET ASSETS
Beginning of Year	578,860	122,860	20,268,304	15,873,340	128,117	45,172
End of Year	$672,103	$578,860	$18,877,903	$20,268,304	$337,077	$128,117

See Notes to Financial Statements	SA-32

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021
	Small-Cap Equity		Small-Cap Equity		Small-Cap Growth
	Class I		Class P		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	1,805,768	3,272,609	27,336	26,365	1,160,337	1,366,582
Change in net unrealized appreciation (depreciation) on investments	(5,882,432)	3,886,763	(107,999)	25,652	(11,118,675)	(682,556)
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,076,664)	7,159,372	(80,663)	52,017	(9,958,338)	684,026
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	950,083	1,119,726	96,336	66,504	-	-
Transfers between variable and fixed accounts, net	(3,092,550)	(666,718)	117,229	355,336	(414,145)	(603,786)
Policy maintenance charges	(1,010,986)	(1,039,886)	(100,476)	(47,602)	(675,269)	(814,873)
Policy benefits and terminations	(382,984)	(436,832)	(3,441)	(654)	(534,494)	(393,810)
Policy loans and loan repayments	(167,691)	125,702	-	-	(140,079)	(77,624)
Other	10,438	29,452	(78)	(169)	(3,170)	4,474
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(3,693,690)	(868,556)	109,570	373,415	(1,767,157)	(1,885,619)
NET INCREASE (DECREASE) IN NET ASSETS	(7,770,354)	6,290,816	28,907	425,432	(11,725,495)	(1,201,593)
NET ASSETS
Beginning of Year	33,701,180	27,410,364	584,730	159,298	33,781,633	34,983,226
End of Year	$25,930,826	$33,701,180	$613,637	$584,730	$22,056,138	$33,781,633

	Small-Cap Index		Small-Cap Index		Small-Cap Value
	Class I		Class P		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	9,332,008	40,345,543	(160,499)	218,321	6,649,580	6,896,062
Change in net unrealized appreciation (depreciation) on investments	(67,172,932)	(4,838,060)	(1,593,232)	(125,292)	(21,867,064)	18,152,946
Net Increase (Decrease) in Net Assets Resulting from Operations	(57,840,924)	35,507,483	(1,753,731)	93,029	(15,217,484)	25,049,008
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	6,126,383	6,281,899	2,570,110	1,237,085	2,087,576	2,670,384
Transfers between variable and fixed accounts, net	3,443,300	(6,257,476)	6,432,043	5,208,547	(6,925,843)	466,265
Policy maintenance charges	(8,034,776)	(8,322,374)	(1,736,383)	(526,069)	(2,242,413)	(2,279,077)
Policy benefits and terminations	(9,778,621)	(5,983,157)	(28,420)	(67,965)	(3,198,571)	(1,694,724)
Policy loans and loan repayments	512,623	94,007	(108,129)	(67,923)	(152,288)	210,317
Other	(17,229)	167,082	9,949	363	4,068	71,054
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(7,748,320)	(14,020,019)	7,139,170	5,784,038	(10,427,471)	(555,781)
NET INCREASE (DECREASE) IN NET ASSETS	(65,589,244)	21,487,464	5,385,439	5,877,067	(25,644,955)	24,493,227
NET ASSETS
Beginning of Year	279,564,935	258,077,471	6,471,588	594,521	95,030,403	70,537,176
End of Year	$213,975,691	$279,564,935	$11,857,027	$6,471,588	$69,385,448	$95,030,403

See Notes to Financial Statements	SA-33

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021
	Small-Cap Value		Value		Value
	Class P		Class I		Class P
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	15,453	37,543	3,388,903	2,032,183	8,247	6,755
Change in net unrealized appreciation (depreciation) on investments	(104,568)	11,834	(3,858,870)	10,737,331	(7,165)	12,100
Net Increase (Decrease) in Net Assets Resulting from Operations	(89,115)	49,377	(469,967)	12,769,514	1,082	18,855
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	191,802	80,606	3,271,766	3,599,471	75,686	56,306
Transfers between variable and fixed accounts, net	182,837	194,136	(4,493,058)	(1,115,279)	61,576	39,222
Policy maintenance charges	(106,080)	(45,346)	(2,765,724)	(2,546,235)	(50,907)	(30,379)
Policy benefits and terminations	(34)	-	(1,391,953)	(1,484,717)	-	-
Policy loans and loan repayments	(7,118)	(1,387)	(363,168)	(73,723)	-	-
Other	(547)	(55)	3,577	75,198	324	8
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	260,860	227,954	(5,738,560)	(1,545,285)	86,679	65,157
NET INCREASE (DECREASE) IN NET ASSETS	171,745	277,331	(6,208,527)	11,224,229	87,761	84,012
NET ASSETS
Beginning of Year	384,652	107,321	70,208,845	58,984,616	143,239	59,227
End of Year	$556,397	$384,652	$64,000,318	$70,208,845	$231,000	$143,239

	Value Advantage		Value Advantage		Emerging Markets
	Class I		Class P		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	2,131,851	605,212	31,492	16,268	2,443,225	4,441,547
Change in net unrealized appreciation (depreciation) on investments	(2,483,043)	1,885,613	(41,789)	47,938	(46,665,017)	(20,216,842)
Net Increase (Decrease) in Net Assets Resulting from Operations	(351,192)	2,490,825	(10,297)	64,206	(44,221,792)	(15,775,295)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	587,003	478,780	275,243	70,029	4,686,719	6,842,304
Transfers between variable and fixed accounts, net	(879,218)	5,156,976	691,331	123,020	5,882,651	7,012,159
Policy maintenance charges	(374,909)	(280,136)	(138,096)	(54,088)	(4,214,861)	(4,877,940)
Policy benefits and terminations	(44,344)	(75,617)	(2,453)	-	(4,972,688)	(3,625,955)
Policy loans and loan repayments	3,139	7,097	887	788	(94,923)	(589,267)
Other	(88)	2,900	3,016	86	29,498	134,042
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(708,417)	5,290,000	829,928	139,835	1,316,396	4,895,343
NET INCREASE (DECREASE) IN NET ASSETS	(1,059,609)	7,780,825	819,631	204,041	(42,905,396)	(10,879,952)
NET ASSETS
Beginning of Year	14,218,676	6,437,851	397,099	193,058	176,510,894	187,390,846
End of Year	$13,159,067	$14,218,676	$1,216,730	$397,099	$133,605,498	$176,510,894

See Notes to Financial Statements	SA-34

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021
	Emerging Markets		International Growth		International Large-Cap
	Class P		Class P (1)		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-		$-	$-
Realized gain (loss) on investments	(84,136)	44,217	165		8,099,795	17,078,496
Change in net unrealized appreciation (depreciation) on investments	(327,118)	(165,847)	9		(46,412,772)	18,087,838
Net Increase (Decrease) in Net Assets Resulting from Operations	(411,254)	(121,630)	174		(38,312,977)	35,166,334
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	440,441	219,697	219		7,576,333	8,185,133
Transfers between variable and fixed accounts, net	738,629	1,107,799	8,466		(1,575,349)	(15,511,344)
Policy maintenance charges	(222,067)	(124,451)	(285)		(6,290,818)	(6,811,378)
Policy benefits and terminations	-	-	-		(4,747,245)	(4,114,655)
Policy loans and loan repayments	(8,394)	(1,258)	-		(334,082)	(134,607)
Other	(1,939)	520	239		12,222	232,374
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	946,670	1,202,307	8,639		(5,358,939)	(18,154,477)
NET INCREASE (DECREASE) IN NET ASSETS	535,416	1,080,677	8,813		(43,671,916)	17,011,857
NET ASSETS
Beginning of Year or Period	1,355,891	275,214	-		255,456,240	238,444,383
End of Year or Period	$1,891,307	$1,355,891	$8,813		$211,784,324	$255,456,240

	International Large-Cap		International Small-Cap		International Small-Cap
	Class P		Class I		Class P
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	94	36,103	794,074	2,038,363	(7,301)	12,432
Change in net unrealized appreciation (depreciation) on investments	(172,291)	45,340	(7,971,975)	3,447,118	(68,322)	(4,664)
Net Increase (Decrease) in Net Assets Resulting from Operations	(172,197)	81,443	(7,177,901)	5,485,481	(75,623)	7,768
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	397,621	205,245	1,054,119	1,409,543	145,778	68,301
Transfers between variable and fixed accounts, net	677,803	755,757	(271,884)	(1,747,979)	374,372	314,029
Policy maintenance charges	(180,680)	(102,764)	(992,841)	(1,098,658)	(95,899)	(49,633)
Policy benefits and terminations	(167)	-	(929,022)	(1,052,357)	-	(617)
Policy loans and loan repayments	1,057	(2,003)	(62,972)	(4,721)	(4,355)	72
Other	56	1,134	3,615	25,720	(227)	(725)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	895,690	857,369	(1,198,985)	(2,468,452)	419,669	331,427
NET INCREASE (DECREASE) IN NET ASSETS	723,493	938,812	(8,376,886)	3,017,029	344,046	339,195
NET ASSETS
Beginning of Year	1,161,946	223,134	42,446,066	39,429,037	412,755	73,560
End of Year	$1,885,439	$1,161,946	$34,069,180	$42,446,066	$756,801	$412,755

(1) Operations commenced or resumed during 2022 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-35

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021
	International Value		Health Sciences		Health Sciences
	Class I		Class I		Class P
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	3,175,547	2,056,773	4,519,909	3,949,042	15,517	16,358
Change in net unrealized appreciation (depreciation) on investments	(5,086,859)	23,108,514	(10,506,189)	7,135,319	(72,046)	77,680
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,911,312)	25,165,287	(5,986,280)	11,084,361	(56,529)	94,038
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	5,478,954	5,699,408	2,738,243	2,747,347	410,016	272,465
Transfers between variable and fixed accounts, net	(3,132,733)	(2,112,712)	(1,075,521)	1,150,894	299,595	746,744
Policy maintenance charges	(5,531,684)	(5,257,789)	(2,771,684)	(2,541,172)	(264,713)	(145,243)
Policy benefits and terminations	(4,813,303)	(3,370,588)	(2,215,207)	(1,900,861)	(5,563)	(28,853)
Policy loans and loan repayments	36,630	(75,563)	(384,702)	(507,289)	(5,691)	46
Other	7,259	144,047	(14,673)	73,163	(3,037)	(219)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(7,954,877)	(4,973,197)	(3,723,544)	(977,918)	430,607	844,940
NET INCREASE (DECREASE) IN NET ASSETS	(9,866,189)	20,192,090	(9,709,824)	10,106,443	374,078	938,978
NET ASSETS
Beginning of Year	144,609,000	124,416,910	100,310,172	90,203,729	1,419,967	480,989
End of Year	$134,742,811	$144,609,000	$90,600,348	$100,310,172	$1,794,045	$1,419,967

	Real Estate		Real Estate		Technology
	Class I		Class P		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	3,845,805	3,320,975	2,328	3,170	1,713,863	7,767,127
Change in net unrealized appreciation (depreciation) on investments	(32,806,041)	30,355,243	(14,551)	6,157	(20,176,248)	(1,427,047)
Net Increase (Decrease) in Net Assets Resulting from Operations	(28,960,236)	33,676,218	(12,223)	9,327	(18,462,385)	6,340,080
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,572,665	3,076,231	14,710	5,000	1,400,431	1,522,417
Transfers between variable and fixed accounts, net	(2,509,583)	66,618	23,491	12,417	(148,365)	(6,845,627)
Policy maintenance charges	(3,079,668)	(2,907,658)	(19,025)	(7,720)	(1,223,161)	(1,285,549)
Policy benefits and terminations	(1,941,946)	(1,928,185)	-	-	(493,941)	(742,007)
Policy loans and loan repayments	(152,937)	(187,601)	-	-	(156,668)	(367,028)
Other	494	76,215	(7)	64	371	3,236
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(5,110,975)	(1,804,380)	19,169	9,761	(621,333)	(7,714,558)
NET INCREASE (DECREASE) IN NET ASSETS	(34,071,211)	31,871,838	6,946	19,088	(19,083,718)	(1,374,478)
NET ASSETS
Beginning of Year	115,318,671	83,446,833	40,698	21,610	51,834,613	53,209,091
End of Year	$81,247,460	$115,318,671	$47,644	$40,698	$32,750,895	$51,834,613

See Notes to Financial Statements	SA-36

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021
	Technology		ESG Diversified		ESG Diversified Growth
	Class P		Class P (1)		Class P (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-
Realized gain (loss) on investments	(3,916)	24,584	(1,066)	9	319,264
Change in net unrealized appreciation (depreciation) on investments	(470,041)	59,060	120	46	10,919
Net Increase (Decrease) in Net Assets Resulting from Operations	(473,957)	83,644	(946)	55	330,183
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	427,687	307,858	4,317	964	25,930
Transfers between variable and fixed accounts, net	170,581	563,790	22,737	5,990	220,623
Policy maintenance charges	(213,263)	(155,716)	(9,010)	(560)	(122,197)
Policy benefits and terminations	-	(35,493)	-	-	-
Policy loans and loan repayments	(738)	(3,107)	-	-	(26,400)
Other	(1,538)	(2,507)	(36)	55	(6,524)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	382,729	674,825	18,008	6,449	91,432
NET INCREASE (DECREASE) IN NET ASSETS	(91,228)	758,469	17,062	6,504	421,615
NET ASSETS
Beginning of Year or Period	1,207,001	448,532	6,504	-	-
End of Year or Period	$1,115,773	$1,207,001	$23,566	$6,504	$421,615

	PSF Avantis		PSF Avantis		Pacific Dynamix -
	Balanced Allocation Class D		Balanced Allocation Class P		Conservative Growth Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	129,342	643,025	(5,554)	7,244	197,892	400,261
Change in net unrealized appreciation (depreciation) on investments	(1,905,534)	653,910	(59,971)	7,309	(2,736,282)	601,343
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,776,192)	1,296,935	(65,525)	14,553	(2,538,390)	1,001,604
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,191,863	1,262,000	188,782	72,913	1,062,564	1,049,511
Transfers between variable and fixed accounts, net	632,277	(675,643)	511,146	160,315	804,082	785,882
Policy maintenance charges	(775,677)	(802,781)	(137,855)	(51,286)	(980,631)	(929,893)
Policy benefits and terminations	(65,496)	(43,353)	-	-	(204,531)	(79,189)
Policy loans and loan repayments	394	(9,582)	(10,053)	-	121,652	(32,153)
Other	865	4,923	1,607	5	(217)	13,034
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	984,226	(264,436)	553,627	181,947	802,919	807,192
NET INCREASE (DECREASE) IN NET ASSETS	(791,966)	1,032,499	488,102	196,500	(1,735,471)	1,808,796
NET ASSETS
Beginning of Year	11,590,659	10,558,160	269,636	73,136	17,175,295	15,366,499
End of Year	$10,798,693	$11,590,659	$757,738	$269,636	$15,439,824	$17,175,295

(1) Operations commenced or resumed during 2021 (See Financial Highlights for commencement date of operations).

(2) Operations commenced or resumed during 2022 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-37

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021
	Pacific Dynamix -		Pacific Dynamix -		Pacific Dynamix -
	Conservative Growth Class P		Moderate Growth Class I		Moderate Growth Class P
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	(53,170)	57,479	1,522,740	1,368,705	(970,233)	329,584
Change in net unrealized appreciation (depreciation) on investments	(430,075)	16,336	(13,753,165)	6,069,615	(3,192,272)	273,862
Net Increase (Decrease) in Net Assets Resulting from Operations	(483,245)	73,815	(12,230,425)	7,438,320	(4,162,505)	603,446
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	759,953	459,939	5,340,655	5,360,432	7,898,559	4,541,548
Transfers between variable and fixed accounts, net	2,005,081	2,219,725	(1,662,568)	1,191,487	14,151,091	17,921,775
Policy maintenance charges	(547,733)	(240,469)	(4,527,155)	(4,538,391)	(4,216,769)	(1,480,075)
Policy benefits and terminations	(1,174)	-	(1,114,169)	(1,125,365)	(22,433)	(16,035)
Policy loans and loan repayments	(33,588)	(89,097)	(234,547)	(20,481)	(139,050)	(731,144)
Other	122	(1,403)	22,985	56,964	13,059	6,785
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	2,182,661	2,348,695	(2,174,799)	924,646	17,684,457	20,242,854
NET INCREASE (DECREASE) IN NET ASSETS	1,699,416	2,422,510	(14,405,224)	8,362,966	13,521,952	20,846,300
NET ASSETS
Beginning of Year	2,922,672	500,162	78,405,962	70,042,996	21,896,050	1,049,750
End of Year	$4,622,088	$2,922,672	$64,000,738	$78,405,962	$35,418,002	$21,896,050

	Pacific Dynamix -		Pacific Dynamix -		Portfolio Optimization
	Growth Class I		Growth Class P		Conservative Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	1,935,601	3,287,117	108,838	637,688	217,330	727,880
Change in net unrealized appreciation (depreciation) on investments	(22,381,564)	11,509,687	(3,483,783)	272,797	(2,348,782)	(380,735)
Net Increase (Decrease) in Net Assets Resulting from Operations	(20,445,963)	14,796,804	(3,374,945)	910,485	(2,131,452)	347,145
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	12,913,889	13,251,973	5,130,970	2,818,821	1,236,016	837,491
Transfers between variable and fixed accounts, net	2,796,097	(3,816,827)	10,366,996	12,372,849	(164,771)	(475,717)
Policy maintenance charges	(5,872,887)	(5,836,023)	(3,836,962)	(1,583,976)	(1,178,451)	(1,201,374)
Policy benefits and terminations	(1,419,383)	(1,065,046)	(140,935)	(24,242)	(439,468)	(1,202,409)
Policy loans and loan repayments	(24,141)	(161,942)	30,808	(109,921)	129,491	138,530
Other	19,656	52,239	25,001	6,457	592	20,295
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	8,413,231	2,424,374	11,575,878	13,479,988	(416,591)	(1,883,184)
NET INCREASE (DECREASE) IN NET ASSETS	(12,032,732)	17,221,178	8,200,933	14,390,473	(2,548,043)	(1,536,039)
NET ASSETS
Beginning of Year	120,972,311	103,751,133	17,378,260	2,987,787	15,901,250	17,437,289
End of Year	$108,939,579	$120,972,311	$25,579,193	$17,378,260	$13,353,207	$15,901,250

See Notes to Financial Statements	SA-38

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021
	Portfolio Optimization		Portfolio Optimization		Portfolio Optimization
	Conservative Class P		Moderate-Conservative Class I		Moderate-Conservative Class P
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	(238)	110	1,381,608	1,555,381	1,326	982
Change in net unrealized appreciation (depreciation) on investments	(7,250)	136	(9,443,360)	1,771,376	(1,664)	232
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,488)	246	(8,061,752)	3,326,757	(338)	1,214
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	14,394	6,673	1,811,830	1,835,010	16,692	3,859
Transfers between variable and fixed accounts, net	2,354	45,302	(1,509,617)	(296,560)	(4,224)	5,261
Policy maintenance charges	(8,678)	(3,251)	(2,126,131)	(2,010,188)	(4,134)	(8,028)
Policy benefits and terminations	-	-	(722,573)	(1,599,768)	-	-
Policy loans and loan repayments	-	-	(77,811)	(129,164)	-	-
Other	(2)	(2)	(42)	50,167	(20)	10
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	8,068	48,722	(2,624,344)	(2,150,503)	8,314	1,102
NET INCREASE (DECREASE) IN NET ASSETS	580	48,968	(10,686,096)	1,176,254	7,976	2,316
NET ASSETS
Beginning of Year	55,625	6,657	55,311,976	54,135,722	18,416	16,100
End of Year	$56,205	$55,625	$44,625,880	$55,311,976	$26,392	$18,416

	Portfolio Optimization		Portfolio Optimization		Portfolio Optimization
	Moderate Class I		Moderate Class P		Growth Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	7,220,680	6,860,901	912	9,432	9,311,143	9,293,937
Change in net unrealized appreciation (depreciation) on investments	(48,586,675)	15,947,875	(73,664)	21,318	(80,003,933)	40,431,524
Net Increase (Decrease) in Net Assets Resulting from Operations	(41,365,995)	22,808,776	(72,752)	30,750	(70,692,790)	49,725,461
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	9,357,202	10,078,437	235,479	26,913	14,319,493	16,790,451
Transfers between variable and fixed accounts, net	(3,209,782)	468,853	58,981	218,444	(8,048,986)	(3,883,402)
Policy maintenance charges	(11,444,380)	(11,371,599)	(140,802)	(74,327)	(11,873,589)	(11,927,444)
Policy benefits and terminations	(6,848,696)	(7,876,318)	-	-	(7,819,215)	(10,855,527)
Policy loans and loan repayments	(1,430,600)	307,708	-	-	(100,179)	834,416
Other	1,912	287,478	19	(10)	17,928	506,410
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(13,574,344)	(8,105,441)	153,677	171,020	(13,504,548)	(8,535,096)
NET INCREASE (DECREASE) IN NET ASSETS	(54,940,339)	14,703,335	80,925	201,770	(84,197,338)	41,190,365
NET ASSETS
Beginning of Year	266,291,183	251,587,848	462,303	260,533	423,271,149	382,080,784
End of Year	$211,350,844	$266,291,183	$543,228	$462,303	$339,073,811	$423,271,149

See Notes to Financial Statements	SA-39

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021
	Portfolio Optimization		Portfolio Optimization		Portfolio Optimization
	Growth Class P		Aggressive-Growth Class I		Aggressive-Growth Class P
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	69,329	34,884	3,991,833	7,171,743	8,045	19,813
Change in net unrealized appreciation (depreciation) on investments	(490,327)	125,872	(40,717,167)	21,857,029	(192,856)	65,436
Net Increase (Decrease) in Net Assets Resulting from Operations	(420,998)	160,756	(36,725,334)	29,028,772	(184,811)	85,249
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,342,665	569,344	7,523,983	8,664,292	525,390	313,906
Transfers between variable and fixed accounts, net	(274,779)	639,238	(1,811,610)	(2,958,816)	856,223	205,425
Policy maintenance charges	(327,929)	(164,611)	(5,567,135)	(5,513,891)	(196,808)	(117,246)
Policy benefits and terminations	-	-	(2,602,510)	(7,623,394)	(1,504)	-
Policy loans and loan repayments	14,618	(109,626)	665,055	(827,030)	140	46
Other	(6,627)	(785)	(2,289)	246,086	(61)	(198)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	747,948	933,560	(1,794,506)	(8,012,753)	1,183,380	401,933
NET INCREASE (DECREASE) IN NET ASSETS	326,950	1,094,316	(38,519,840)	21,016,019	998,569	487,182
NET ASSETS
Beginning of Year	2,083,549	989,233	208,308,101	187,292,082	837,098	349,916
End of Year	$2,410,499	$2,083,549	$169,788,261	$208,308,101	$1,835,667	$837,098

	Invesco V.I. EQV International		Invesco V.I. EQV International		Invesco V.I.
	Equity Series I		Equity Series II		Global Series I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$23,227	$8,458	$398,346	$375,109	$-	$-
Realized gain (loss) on investments	98,929	52,212	3,024,471	3,374,384	197,870	72,492
Change in net unrealized appreciation (depreciation) on investments	(271,212)	(38,121)	(9,784,836)	(1,848,093)	(666,690)	(4,826)
Net Increase (Decrease) in Net Assets Resulting from Operations	(149,056)	22,549	(6,362,019)	1,901,400	(468,820)	67,666
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	347,210	107,232	1,386,615	1,581,482	331,762	155,756
Transfers between variable and fixed accounts, net	614,374	507,530	(1,654,137)	(712,697)	508,348	919,578
Policy maintenance charges	(175,685)	(83,265)	(1,148,533)	(1,227,376)	(237,773)	(134,396)
Policy benefits and terminations	(3,612)	(29,575)	(883,401)	(493,206)	(932)	(1,555)
Policy loans and loan repayments	(7,199)	1,245	(123,692)	(341,591)	(8,035)	-
Other	8,107	676	7,743	40,611	(74)	916
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	783,195	503,843	(2,415,405)	(1,152,777)	593,296	940,299
NET INCREASE (DECREASE) IN NET ASSETS	634,139	526,392	(8,777,424)	748,623	124,476	1,007,965
NET ASSETS
Beginning of Year	778,126	251,734	35,079,645	34,331,022	1,258,402	250,437
End of Year	$1,412,265	$778,126	$26,302,221	$35,079,645	$1,382,878	$1,258,402

See Notes to Financial Statements	SA-40

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021
	Invesco V.I.		Invesco V.I. Main Street		American Century
	Global Series II		Small Cap Fund Series I		Inflation Protection Class I (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$32,162	$19,342	$-
Realized gain (loss) on investments	2,583,061	1,422,609	972,186	434,007	12
Change in net unrealized appreciation (depreciation) on investments	(9,326,337)	1,244,765	(1,952,580)	371,108	33
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,743,276)	2,667,374	(948,232)	824,457	45
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	669,514	881,235	441,776	398,986	1,214
Transfers between variable and fixed accounts, net	799,969	1,156,470	780,408	1,814,043	16,137
Policy maintenance charges	(543,611)	(579,621)	(321,375)	(244,025)	(570)
Policy benefits and terminations	(667,975)	(277,460)	(109,444)	(28,123)	-
Policy loans and loan repayments	(191,952)	(83,893)	(16,389)	(8,164)	-
Other	11	13,390	(1,134)	4,778	71
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	65,956	1,110,121	773,842	1,937,495	16,852
NET INCREASE (DECREASE) IN NET ASSETS	(6,677,320)	3,777,495	(174,390)	2,761,952	16,897
NET ASSETS
Beginning of Year or Period	20,842,448	17,064,953	6,004,284	3,242,332	-
End of Year or Period	$14,165,128	$20,842,448	$5,829,894	$6,004,284	$16,897

	American Century		American Century		American Funds IS American
	VP Mid Cap Value Class I		VP Mid Cap Value Class II		High-Income Trust Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$23,550	$6,554	$819,603	$410,124	$65,475	$20,325
Realized gain (loss) on investments	129,896	16,468	5,245,487	588,628	(12,289)	6,364
Change in net unrealized appreciation (depreciation) on investments	(157,194)	52,483	(6,641,672)	7,065,858	(110,413)	(11,330)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,748)	75,505	(576,582)	8,064,610	(57,227)	15,359
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	406,209	193,295	1,586,039	1,733,925	197,765	43,124
Transfers between variable and fixed accounts, net	381,463	375,782	(54,147)	(2,145,153)	327,473	485,458
Policy maintenance charges	(219,855)	(112,132)	(1,411,432)	(1,305,288)	(167,221)	(70,829)
Policy benefits and terminations	(3,772)	-	(1,392,782)	(668,215)	(690)	-
Policy loans and loan repayments	(8,378)	90	(170,681)	(229,607)	(6,649)	-
Other	555	25	10,640	33,331	345	(239)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	556,222	457,060	(1,432,363)	(2,581,007)	351,023	457,514
NET INCREASE (DECREASE) IN NET ASSETS	552,474	532,565	(2,008,945)	5,483,603	293,796	472,873
NET ASSETS
Beginning of Year	704,195	171,630	41,601,148	36,117,545	567,145	94,272
End of Year	$1,256,669	$704,195	$39,592,203	$41,601,148	$860,941	$567,145

(1) Operations commenced or resumed during 2022 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-41

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021
	American Funds IS Asset		American Funds IS Asset		American Funds IS
	Allocation Class 2		Allocation Class 4		Capital World Bond Class 2 (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$262,562	$107,414	$1,486,215	$1,340,640	$-
Realized gain (loss) on investments	1,136,445	412,988	10,692,515	4,419,400	9
Change in net unrealized appreciation (depreciation) on investments	(2,737,158)	248,518	(26,374,783)	7,449,193	670
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,338,151)	768,920	(14,196,053)	13,209,233	679
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	4,241,993	2,505,286	5,631,710	6,297,278	10,392
Transfers between variable and fixed accounts, net	6,735,497	2,940,663	(4,806,450)	4,418,436	7,126
Policy maintenance charges	(1,920,706)	(1,028,489)	(4,159,508)	(4,098,802)	(426)
Policy benefits and terminations	(48,515)	(55,970)	(2,026,774)	(2,711,785)	-
Policy loans and loan repayments	(57,870)	(15,772)	121,871	(211,627)	-
Other	1,484	4,411	11,590	67,436	-
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	8,951,883	4,350,129	(5,227,561)	3,760,936	17,092
NET INCREASE (DECREASE) IN NET ASSETS	7,613,732	5,119,049	(19,423,614)	16,970,169	17,771
NET ASSETS
Beginning of Year or Period	8,319,135	3,200,086	104,569,774	87,599,605	-
End of Year or Period	$15,932,867	$8,319,135	$85,146,160	$104,569,774	$17,771

	American Funds IS		American Funds IS		American Funds IS
	Growth Class 2		Growth Class 4		Growth-Income Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$27,132	$10,081	$140,444	$89,876	$72,418	$30,791
Realized gain (loss) on investments	681,638	644,815	22,384,974	23,879,704	518,273	79,998
Change in net unrealized appreciation (depreciation) on investments	(3,064,376)	11,111	(73,639,376)	5,790,927	(1,351,384)	309,070
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,355,606)	666,007	(51,113,958)	29,760,507	(760,693)	419,859
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	3,054,644	1,415,435	4,679,251	4,593,808	1,445,875	600,284
Transfers between variable and fixed accounts, net	3,419,105	4,059,904	3,569,902	7,289,563	3,190,430	2,595,468
Policy maintenance charges	(1,434,504)	(758,188)	(4,356,198)	(4,425,394)	(932,811)	(423,959)
Policy benefits and terminations	(64,801)	(85,163)	(2,838,978)	(2,420,412)	(60,876)	(667)
Policy loans and loan repayments	(92,752)	(300,656)	(530,358)	(475,723)	30,549	(40,434)
Other	(4,418)	5,003	26,028	101,209	(1,382)	3,254
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	4,877,274	4,336,335	549,647	4,663,051	3,671,785	2,733,946
NET INCREASE (DECREASE) IN NET ASSETS	2,521,668	5,002,342	(50,564,311)	34,423,558	2,911,092	3,153,805
NET ASSETS
Beginning of Year	6,443,696	1,441,354	171,213,804	136,790,246	4,092,164	938,359
End of Year	$8,965,364	$6,443,696	$120,649,493	$171,213,804	$7,003,256	$4,092,164

(1) Operations commenced or resumed during 2022 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-42

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021
	American Funds IS		American Funds IS		American Funds IS
	Growth-Income Class 4		International Class 2		New World Fund Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,200,487	$1,176,008	$30,890	$30,761	$23,350	$7,403
Realized gain (loss) on investments	12,375,983	2,811,583	142,483	51,806	51,428	50,428
Change in net unrealized appreciation (depreciation) on investments	(35,642,667)	21,918,737	(468,943)	(116,628)	(392,951)	(54,797)
Net Increase (Decrease) in Net Assets Resulting from Operations	(22,066,197)	25,906,328	(295,570)	(34,061)	(318,173)	3,034
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	4,323,872	4,392,473	478,365	204,117	494,271	204,622
Transfers between variable and fixed accounts, net	(1,818,697)	(1,007,511)	614,173	960,932	821,066	987,403
Policy maintenance charges	(4,424,979)	(4,299,621)	(317,488)	(159,965)	(386,847)	(171,917)
Policy benefits and terminations	(2,329,216)	(1,830,539)	-	(1,163)	(3,098)	(643)
Policy loans and loan repayments	(549,183)	(151,860)	(1,828)	-	(5,174)	778
Other	3,680	91,713	3,790	(1,960)	4,396	(844)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(4,794,523)	(2,805,345)	777,012	1,001,961	924,614	1,019,399
NET INCREASE (DECREASE) IN NET ASSETS	(26,860,720)	23,100,983	481,442	967,900	606,441	1,022,433
NET ASSETS
Beginning of Year	132,823,728	109,722,745	1,332,951	365,051	1,283,493	261,060
End of Year	$105,963,008	$132,823,728	$1,814,393	$1,332,951	$1,889,934	$1,283,493

	BlackRock 60/40 Target		BlackRock Basic Value		BlackRock Global Allocation
	Allocation ETF V.I. Class I		V.I. Class III		V.I. Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$419,418	$309,247	$291,333	$276,278	$-	$12,079
Realized gain (loss) on investments	68,509	1,530,094	2,244,094	3,760,738	(44,068)	237,738
Change in net unrealized appreciation (depreciation) on investments	(3,284,201)	(416,647)	(3,865,762)	516,908	(260,784)	(210,021)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,796,274)	1,422,694	(1,330,335)	4,553,924	(304,852)	39,796
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,242,600	1,956,084	766,323	786,402	439,692	192,557
Transfers between variable and fixed accounts, net	5,147,995	5,002,209	298,527	(115,186)	803,912	1,100,751
Policy maintenance charges	(1,851,865)	(1,480,958)	(748,117)	(675,249)	(401,682)	(173,754)
Policy benefits and terminations	(188,844)	(118,884)	(276,045)	(456,145)	-	(1,226)
Policy loans and loan repayments	47,710	7,453	(76,753)	(155,370)	(5,556)	(4,047)
Other	37,191	5,531	(410)	29,117	826	(454)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	5,434,787	5,371,435	(36,475)	(586,431)	837,192	1,113,827
NET INCREASE (DECREASE) IN NET ASSETS	2,638,513	6,794,129	(1,366,810)	3,967,493	532,340	1,153,623
NET ASSETS
Beginning of Year	16,839,818	10,045,689	25,319,078	21,351,585	1,637,201	483,578
End of Year	$19,478,331	$16,839,818	$23,952,268	$25,319,078	$2,169,541	$1,637,201

See Notes to Financial Statements	SA-43

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021
	BlackRock Global Allocation		BNY Mellon VIF		DFA VA International Small
	V.I. Class III		Appreciation Service Shares		Institutional Class (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$642,292	$13,142	$3,843	$66,177	$34,870
Realized gain (loss) on investments	204,800	13,376,537	898,755	264,889	(48,860)	44,687
Change in net unrealized appreciation (depreciation) on investments	(12,967,126)	(9,292,116)	(1,546,234)	222,171	(263,121)	(51,882)
Net Increase (Decrease) in Net Assets Resulting from Operations	(12,762,326)	4,726,713	(634,337)	490,903	(245,804)	27,675
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	3,343,228	3,576,206	39,777	38,326	654,162	422,124
Transfers between variable and fixed accounts, net	(722,589)	1,807,178	166,631	1,175,804	1,024,725	1,093,624
Policy maintenance charges	(3,153,348)	(3,140,004)	(59,379)	(47,020)	(281,439)	(85,466)
Policy benefits and terminations	(1,006,463)	(1,274,134)	(20,275)	(4,982)	(397)	-
Policy loans and loan repayments	487,136	(705,839)	(17,610)	(4,499)	(5)	(2,219)
Other	4,851	82,611	177	1,500	(40)	3,191
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(1,047,185)	346,018	109,321	1,159,129	1,397,006	1,431,254
NET INCREASE (DECREASE) IN NET ASSETS	(13,809,511)	5,072,731	(525,016)	1,650,032	1,151,202	1,458,929
NET ASSETS
Beginning of Year or Period	79,209,321	74,136,590	3,392,171	1,742,139	1,458,929	-
End of Year or Period	$65,399,810	$79,209,321	$2,867,155	$3,392,171	$2,610,131	$1,458,929

	DFA VA International Value		DFA VA Short-Term Fixed		DFA VA US Large Value
	Institutional Class		Institutional Class (1)		Institutional Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$65,143	$24,198	$39,053	$59	$72,950	$21,190
Realized gain (loss) on investments	19,376	8,312	(16,103)	(68)	67,097	43,665
Change in net unrealized appreciation (depreciation) on investments	(44,629)	(17,464)	(35,178)	(1,737)	(173,440)	52,789
Net Increase (Decrease) in Net Assets Resulting from Operations	39,890	15,046	(12,228)	(1,746)	(33,393)	117,644
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	465,243	94,457	446,747	270,588	928,121	154,226
Transfers between variable and fixed accounts, net	742,452	480,800	2,435,177	832,474	1,372,512	945,388
Policy maintenance charges	(163,210)	(52,889)	(444,089)	(142,452)	(319,057)	(85,862)
Policy benefits and terminations	-	-	(1,034)	(604)	(974)	(883)
Policy loans and loan repayments	(8,378)	-	(50,874)	(20,178)	(85,030)	-
Other	3,316	(209)	391	(19)	(3,918)	2,105
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,039,423	522,159	2,386,318	939,809	1,891,654	1,014,974
NET INCREASE (DECREASE) IN NET ASSETS	1,079,313	537,205	2,374,090	938,063	1,858,261	1,132,618
NET ASSETS
Beginning of Year or Period	622,237	85,032	938,063	-	1,386,553	253,935
End of Year or Period	$1,701,550	$622,237	$3,312,153	$938,063	$3,244,814	$1,386,553

(1) Operations commenced or resumed during 2021 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-44

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021
	DFA VA US Targeted Value		Fidelity VIP Bond Index		Fidelity VIP Bond Index
	Institutional Class		Initial Class (1)		Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$24,946	$12,525	$82,055	$15,470	$22,504	$9,272
Realized gain (loss) on investments	166,711	88,315	(251,787)	1,165	(24,089)	(2,280)
Change in net unrealized appreciation (depreciation) on investments	(214,876)	(6,033)	(336,045)	(23,342)	(179,486)	(20,009)
Net Increase (Decrease) in Net Assets Resulting from Operations	(23,219)	94,807	(505,777)	(6,707)	(181,071)	(13,017)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	776,548	84,332	1,082,743	1,191,687	322,913	160,288
Transfers between variable and fixed accounts, net	651,909	717,060	4,675,285	1,861,158	787,458	943,049
Policy maintenance charges	(259,137)	(90,867)	(625,652)	(170,592)	(250,207)	(112,444)
Policy benefits and terminations	-	-	(516)	-	(556)	(1,254)
Policy loans and loan repayments	(28,134)	101	(8,708)	(60,533)	(30,213)	-
Other	(889)	73	10,504	64	(67)	(137)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,140,297	710,699	5,133,656	2,821,784	829,328	989,502
NET INCREASE (DECREASE) IN NET ASSETS	1,117,078	805,506	4,627,879	2,815,077	648,257	976,485
NET ASSETS
Beginning of Year or Period	939,001	133,495	2,815,077	-	1,248,288	271,803
End of Year or Period	$2,056,079	$939,001	$7,442,956	$2,815,077	$1,896,545	$1,248,288

	Fidelity VIP Contrafund		Fidelity VIP Contrafund		Fidelity VIP Freedom 2010
	Initial Class		Service Class 2		Portfolio Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$6,891	$224	$202,435	$21,466	$26,312	$19,731
Realized gain (loss) on investments	49,103	105,233	4,337,689	13,415,397	49,093	154,525
Change in net unrealized appreciation (depreciation) on investments	(345,428)	27,307	(28,732,591)	6,194,699	(333,269)	(71,419)
Net Increase (Decrease) in Net Assets Resulting from Operations	(289,434)	132,764	(24,192,467)	19,631,562	(257,864)	102,837
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	664,900	226,142	2,681,612	2,485,063	86,996	110,473
Transfers between variable and fixed accounts, net	411,279	322,942	2,454,193	(1,860,137)	(774,737)	82,064
Policy maintenance charges	(217,958)	(123,119)	(2,313,488)	(2,246,586)	(80,161)	(74,363)
Policy benefits and terminations	(11,707)	(7,518)	(1,143,903)	(1,440,094)	(64,253)	(39,410)
Policy loans and loan repayments	(55,666)	-	(179,553)	(385,182)	200	4,685
Other	2,794	645	45,471	59,557	(8)	511
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	793,642	419,092	1,544,332	(3,387,379)	(831,963)	83,960
NET INCREASE (DECREASE) IN NET ASSETS	504,208	551,856	(22,648,135)	16,244,183	(1,089,827)	186,797
NET ASSETS
Beginning of Year	844,882	293,026	91,652,321	75,408,138	2,041,178	1,854,381
End of Year	$1,349,090	$844,882	$69,004,186	$91,652,321	$951,351	$2,041,178

(1) Operations commenced or resumed during 2021 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-45

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021
	Fidelity VIP Freedom 2015		Fidelity VIP Freedom 2020		Fidelity VIP Freedom 2025
	Portfolio Service Class 2		Portfolio Service Class 2		Portfolio Initial Class (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$48,439	$24,389	$110,087	$57,896	$1,424	$54
Realized gain (loss) on investments	259,681	134,135	557,827	521,348	(4,076)	63
Change in net unrealized appreciation (depreciation) on investments	(725,773)	39,370	(1,729,918)	22,156	(4,024)	(54)
Net Increase (Decrease) in Net Assets Resulting from Operations	(417,653)	197,894	(1,062,004)	601,400	(6,676)	63
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	144,587	103,552	141,850	176,471	58,764	7,979
Transfers between variable and fixed accounts, net	(64,102)	(26,727)	66,029	1,218,530	29,318	12,848
Policy maintenance charges	(108,709)	(100,920)	(254,238)	(240,642)	(8,015)	(202)
Policy benefits and terminations	(2,166)	(3,601)	(14,090)	(1,754,645)	-	-
Policy loans and loan repayments	(10,073)	(300)	(79,852)	(117,085)	(12,541)	-
Other	(691)	4,273	1,740	(55,921)	73	45
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(41,154)	(23,723)	(138,561)	(773,292)	67,599	20,670
NET INCREASE (DECREASE) IN NET ASSETS	(458,807)	174,171	(1,200,565)	(171,892)	60,923	20,733
NET ASSETS
Beginning of Year or Period	2,900,423	2,726,252	6,896,377	7,068,269	20,733	-
End of Year or Period	$2,441,616	$2,900,423	$5,695,812	$6,896,377	$81,656	$20,733

	Fidelity VIP Freedom 2025		Fidelity VIP Freedom 2030		Fidelity VIP Freedom 2030
	Portfolio Service Class 2		Portfolio Initial Class		Portfolio Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$251,609	$130,586	$8,639	$2,265	$265,284	$159,011
Realized gain (loss) on investments	945,684	1,155,632	22,157	6,851	1,397,386	1,000,379
Change in net unrealized appreciation (depreciation) on investments	(3,882,722)	257,015	(107,874)	8,342	(4,806,872)	761,999
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,685,429)	1,543,233	(77,078)	17,458	(3,144,202)	1,921,389
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	856,891	1,056,688	162,010	32,326	1,199,686	1,119,676
Transfers between variable and fixed accounts, net	644,458	453,760	12,764	225,774	(1,000,570)	2,011,920
Policy maintenance charges	(655,900)	(744,381)	(15,241)	(7,251)	(692,477)	(737,709)
Policy benefits and terminations	(828,914)	(683,894)	-	-	(1,021,308)	(393,110)
Policy loans and loan repayments	(5,398)	(93,268)	-	-	(416,593)	141,690
Other	683	11,449	(27)	13	287	15,859
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	11,820	354	159,506	250,862	(1,930,975)	2,158,326
NET INCREASE (DECREASE) IN NET ASSETS	(2,673,609)	1,543,587	82,428	268,320	(5,075,177)	4,079,715
NET ASSETS
Beginning of Year	15,911,937	14,368,350	373,220	104,900	19,082,254	15,002,539
End of Year	$13,238,328	$15,911,937	$455,648	$373,220	$14,007,077	$19,082,254

(1) Operations commenced or resumed during 2021 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-46

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021
	Fidelity VIP Freedom 2035		Fidelity VIP Freedom 2035		Fidelity VIP Freedom 2045
	Portfolio Initial Class		Portfolio Service Class 2		Portfolio Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$33,482	$7,023	$217,210	$122,320	$30,117	$7,854
Realized gain (loss) on investments	(106,710)	23,825	1,169,942	1,116,349	66,132	27,964
Change in net unrealized appreciation (depreciation) on investments	(37,542)	24,442	(4,290,037)	908,034	(335,079)	31,690
Net Increase (Decrease) in Net Assets Resulting from Operations	(110,770)	55,290	(2,902,885)	2,146,703	(238,830)	67,508
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	644,419	299,187	1,419,274	1,516,212	697,478	267,006
Transfers between variable and fixed accounts, net	1,199,804	267,520	330,216	42,738	756,414	755,259
Policy maintenance charges	(173,037)	(82,437)	(828,311)	(842,805)	(271,835)	(102,715)
Policy benefits and terminations	-	-	(122,107)	(618,196)	(5,105)	-
Policy loans and loan repayments	(2,244)	-	4,357	(98,761)	-	-
Other	(5,678)	(89)	1,984	8,691	1,555	(1,668)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,663,264	484,181	805,413	7,879	1,178,507	917,882
NET INCREASE (DECREASE) IN NET ASSETS	1,552,494	539,471	(2,097,472)	2,154,582	939,677	985,390
NET ASSETS
Beginning of Year	736,083	196,612	16,290,796	14,136,214	1,126,727	141,337
End of Year	$2,288,577	$736,083	$14,193,324	$16,290,796	$2,066,404	$1,126,727

	Fidelity VIP Freedom 2045		Fidelity VIP Freedom 2055	Fidelity VIP Freedom Income
	Portfolio Service Class 2		Portfolio Service Initial Class (1)	Portfolio Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$201,507	$97,941	$69	$4,269	$1,480
Realized gain (loss) on investments	1,280,722	957,871	35	1,071	2,964
Change in net unrealized appreciation (depreciation) on investments	(4,328,450)	1,146,400	166	(28,724)	(387)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,846,221)	2,202,212	270	(23,384)	4,057
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,604,851	1,477,679	3,122	52,460	52,596
Transfers between variable and fixed accounts, net	1,612,822	251,922	2,189	18,966	58,593
Policy maintenance charges	(941,698)	(915,213)	(524)	(19,521)	(14,287)
Policy benefits and terminations	(110,077)	(591,990)	-	-	-
Policy loans and loan repayments	25,980	(17,009)	-	-	-
Other	1,322	9,166	-	11	-
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	2,193,200	214,555	4,787	51,916	96,902
NET INCREASE (DECREASE) IN NET ASSETS	(653,021)	2,416,767	5,057	28,532	100,959
NET ASSETS
Beginning of Year or Period	14,949,963	12,533,196	-	166,648	65,689
End of Year or Period	$14,296,942	$14,949,963	$5,057	$195,180	$166,648

(1) Operations commenced or resumed during 2022 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-47

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021
	Fidelity VIP Freedom Income		Fidelity VIP Government		Fidelity VIP
	Portfolio Service Class 2		Money Market Service Class		Growth Initial Class (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$47,687	$20,867	$3,879,286	$22,640	$132
Realized gain (loss) on investments	23,916	87,905	-	-	559
Change in net unrealized appreciation (depreciation) on investments	(405,061)	(31,178)	-	-	(9,330)
Net Increase (Decrease) in Net Assets Resulting from Operations	(333,458)	77,594	3,879,286	22,640	(8,639)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	106,065	96,867	266,456,954	215,075,990	43,900
Transfers between variable and fixed accounts, net	2,324	(119,232)	(116,041,469)	(216,439,830)	19,177
Policy maintenance charges	(107,333)	(100,564)	(23,050,791)	(17,664,436)	(1,413)
Policy benefits and terminations	(9,298)	(23,582)	(12,593,225)	(24,059,892)	-
Policy loans and loan repayments	499	(2,412)	(13,217,131)	(1,216,998)	-
Other	521	2,408	(5,050)	718,024	(176)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(7,222)	(146,515)	101,549,288	(43,587,142)	61,488
NET INCREASE (DECREASE) IN NET ASSETS	(340,680)	(68,921)	105,428,574	(43,564,502)	52,849
NET ASSETS
Beginning of Year or Period	2,665,951	2,734,872	192,174,551	235,739,053	-
End of Year or Period	$2,325,271	$2,665,951	$297,603,125	$192,174,551	$52,849

	Fidelity VIP		Fidelity VIP		Fidelity VIP
	Growth Service Class 2		International Index Initial Class (2)		International Index Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$98,106	$-	$200,445	$100,823	$35,339	$19,567
Realized gain (loss) on investments	2,917,435	7,419,920	(240,318)	(3,966)	(57,795)	15,765
Change in net unrealized appreciation (depreciation) on investments	(11,952,108)	(1,383,765)	(865,357)	(101,997)	(147,079)	(19,796)
Net Increase (Decrease) in Net Assets Resulting from Operations	(8,936,567)	6,036,155	(905,230)	(5,140)	(169,535)	15,536
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,050,894	1,041,399	1,972,564	617,894	695,056	88,165
Transfers between variable and fixed accounts, net	8,750,137	5,024,080	5,253,906	4,195,498	752,035	683,756
Policy maintenance charges	(666,936)	(626,039)	(1,394,269)	(304,963)	(313,653)	(108,277)
Policy benefits and terminations	(658,552)	(263,511)	(819)	-	(5,020)	(2,796)
Policy loans and loan repayments	(138,975)	(303,990)	(7,999)	(66,516)	(116,547)	-
Other	5,847	20,283	9,367	3,690	2,497	(765)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	8,342,415	4,892,222	5,832,750	4,445,603	1,014,368	660,083
NET INCREASE (DECREASE) IN NET ASSETS	(594,152)	10,928,377	4,927,520	4,440,463	844,833	675,619
NET ASSETS
Beginning of Year or Period	34,360,111	23,431,734	4,440,463	-	867,740	192,121
End of Year or Period	$33,765,959	$34,360,111	$9,367,983	$4,440,463	$1,712,573	$867,740

(1) Operations commenced or resumed during 2022 (See Financial Highlights for commencement date of operations).

(2) Operations commenced or resumed during 2021 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-48

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021
	Fidelity VIP		Fidelity VIP		Fidelity VIP Total Market Index
	Mid Cap Initial Class		Mid Cap Service Class 2		Initial Class (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$11,688	$8,574	$107,540	$154,544	$459,195	$123,376
Realized gain (loss) on investments	163,722	336,962	2,768,958	7,652,565	(659,828)	202,646
Change in net unrealized appreciation (depreciation) on investments	(439,599)	(157,416)	(9,598,354)	1,398,940	(4,410,341)	314,074
Net Increase (Decrease) in Net Assets Resulting from Operations	(264,189)	188,120	(6,721,856)	9,206,049	(4,610,974)	640,096
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	479,082	260,403	1,940,625	2,050,240	5,687,178	4,875,785
Transfers between variable and fixed accounts, net	894,192	942,219	(150,663)	(1,816,994)	22,071,082	10,059,338
Policy maintenance charges	(388,614)	(183,303)	(1,537,513)	(1,449,718)	(4,333,151)	(1,106,363)
Policy benefits and terminations	(13,449)	(894)	(612,038)	(713,165)	(3,393)	-
Policy loans and loan repayments	(7,152)	(42,057)	5,400	(67,959)	(32,937)	(123,571)
Other	-	499	(1,110)	34,405	80,291	60,941
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	964,059	976,867	(355,299)	(1,963,191)	23,469,070	13,766,130
NET INCREASE (DECREASE) IN NET ASSETS	699,870	1,164,987	(7,077,155)	7,242,858	18,858,096	14,406,226
NET ASSETS
Beginning of Year or Period	1,721,770	556,783	45,165,901	37,923,043	14,406,226	-
End of Year or Period	$2,421,640	$1,721,770	$38,088,746	$45,165,901	$33,264,322	$14,406,226

	Fidelity VIP Total Market Index		Fidelity VIP Value		Templeton
	Service Class 2		Strategies Service Class 2		Foreign VIP Class 1
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$39,862	$17,052	$110,274	$133,422	$16,076	$4,903
Realized gain (loss) on investments	31,086	52,519	897,734	1,337,550	4,254	9,103
Change in net unrealized appreciation (depreciation) on investments	(654,494)	164,220	(1,959,896)	1,062,935	(48,532)	(10,551)
Net Increase (Decrease) in Net Assets Resulting from Operations	(583,546)	233,791	(951,888)	2,533,907	(28,202)	3,455
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,090,882	428,375	443,837	410,314	211,622	91,462
Transfers between variable and fixed accounts, net	986,668	1,556,721	1,638,476	2,595,332	143,999	230,364
Policy maintenance charges	(521,604)	(267,224)	(374,415)	(278,741)	(128,757)	(61,455)
Policy benefits and terminations	(37,107)	-	(265,055)	(213,755)	(3,383)	(417)
Policy loans and loan repayments	(48,516)	7,261	(57,855)	35,026	(1,597)	-
Other	1,478	210	1,170	10,204	50	(128)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,471,801	1,725,343	1,386,158	2,558,380	221,934	259,826
NET INCREASE (DECREASE) IN NET ASSETS	888,255	1,959,134	434,270	5,092,287	193,732	263,281
NET ASSETS
Beginning of Year	2,233,548	274,414	11,768,353	6,676,066	421,025	157,744
End of Year	$3,121,803	$2,233,548	$12,202,623	$11,768,353	$614,757	$421,025

(1) Operations commenced or resumed during 2021 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-49

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021
	Templeton		Templeton		Templeton
	Foreign VIP Class 2		Global Bond VIP Class 1		Global Bond VIP Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$615,879	$452,376	$-	$-	$-	$-
Realized gain (loss) on investments	(515,478)	164,553	(4,077)	(5,382)	(1,092,613)	(751,410)
Change in net unrealized appreciation (depreciation) on investments	(1,876,269)	336,887	(6,458)	(685)	(144,551)	(647,148)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,775,868)	953,816	(10,535)	(6,067)	(1,237,164)	(1,398,558)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,258,715	1,433,911	93,595	34,657	1,199,015	1,366,610
Transfers between variable and fixed accounts, net	(3,644,998)	(848,245)	102,176	135,590	(1,110,416)	(1,515,354)
Policy maintenance charges	(1,024,501)	(1,064,471)	(72,804)	(42,599)	(933,956)	(981,524)
Policy benefits and terminations	(142,863)	(131,423)	(2,138)	(146)	(1,416,291)	(699,458)
Policy loans and loan repayments	(47,805)	(2,217)	(5,445)	53	61	(68,773)
Other	(25,601)	68,326	206	170	(166)	36,526
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(3,627,053)	(544,119)	115,590	127,725	(2,261,753)	(1,861,973)
NET INCREASE (DECREASE) IN NET ASSETS	(5,402,921)	409,697	105,055	121,658	(3,498,917)	(3,260,531)
NET ASSETS
Beginning of Year	23,180,484	22,770,787	216,072	94,414	25,295,073	28,555,604
End of Year	$17,777,563	$23,180,484	$321,127	$216,072	$21,796,156	$25,295,073

	Janus Henderson		Janus Henderson		Janus Henderson
	Enterprise Institutional Shares		Enterprise Service Shares		Overseas Institutional Shares
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$567	$547	$26,687	$93,186	$10,482	$3,709
Realized gain (loss) on investments	19,532	28,962	6,089,786	5,642,887	(15,910)	7,582
Change in net unrealized appreciation (depreciation) on investments	(63,666)	(1,188)	(12,410,327)	213,340	(39,364)	(3,237)
Net Increase (Decrease) in Net Assets Resulting from Operations	(43,567)	28,321	(6,293,854)	5,949,413	(44,792)	8,054
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	183,336	94,920	983,463	1,091,668	176,294	28,528
Transfers between variable and fixed accounts, net	132,764	73,391	(163,422)	(3,175,411)	87,883	503,476
Policy maintenance charges	(55,254)	(49,127)	(885,695)	(930,821)	(118,510)	(31,697)
Policy benefits and terminations	(997)	-	(907,682)	(445,770)	-	-
Policy loans and loan repayments	711	90	(276,774)	(441,402)	(10)	-
Other	971	266	3,623	29,132	192	(676)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	261,531	119,540	(1,246,487)	(3,872,604)	145,849	499,631
NET INCREASE (DECREASE) IN NET ASSETS	217,964	147,861	(7,540,341)	2,076,809	101,057	507,685
NET ASSETS
Beginning of Year	251,331	103,470	39,646,452	37,569,643	529,214	21,529
End of Year	$469,295	$251,331	$32,106,111	$39,646,452	$630,271	$529,214

See Notes to Financial Statements	SA-50

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021
	Janus Henderson		Lazard Retirement Global Dynamic		Lazard Retirement Global
	Overseas Service Shares		Multi-Asset Investor Shares (1)		Dynamic Multi-Asset Service Shares
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$418,676	$249,443	$565	$5,632	$1,187	$42,157
Realized gain (loss) on investments	431,099	399,522	9,176	605	81,467	29,685
Change in net unrealized appreciation (depreciation) on investments	(3,345,465)	1,957,178	(55,589)	9,130	(364,193)	103,280
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,495,690)	2,606,143	(45,848)	15,367	(281,539)	175,122
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	948,411	1,077,187	60,649	17,018	121,118	112,482
Transfers between variable and fixed accounts, net	(259,360)	6,372,417	11,350	246,482	(60,554)	(46,327)
Policy maintenance charges	(640,704)	(524,659)	(33,393)	(23,526)	(50,666)	(61,253)
Policy benefits and terminations	(402,893)	(174,461)	-	-	1,532	(4,262)
Policy loans and loan repayments	(37,628)	(30,255)	-	-	(46,340)	(2,939)
Other	4,829	23,158	(48)	1	(62)	2,603
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(387,345)	6,743,387	38,558	239,975	(34,972)	304
NET INCREASE (DECREASE) IN NET ASSETS	(2,883,035)	9,349,530	(7,290)	255,342	(316,511)	175,426
NET ASSETS
Beginning of Year or Period	27,858,471	18,508,941	255,342	-	1,679,197	1,503,771
End of Year or Period	$24,975,436	$27,858,471	$248,052	$255,342	$1,362,686	$1,679,197

	Lazard Retirement		ClearBridge Variable		ClearBridge Variable
	International Equity Service Shares		Aggressive Growth - Class I		Aggressive Growth - Class II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$79,691	$20,088	$1,124	$125	$-	$43,226
Realized gain (loss) on investments	232,406	56,996	5,913	30,501	2,519,333	7,615,706
Change in net unrealized appreciation (depreciation) on investments	(646,353)	31,276	(66,739)	(26,367)	(9,560,928)	(5,253,075)
Net Increase (Decrease) in Net Assets Resulting from Operations	(334,256)	108,360	(59,702)	4,259	(7,041,595)	2,405,857
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	280,617	276,576	111,548	33,676	1,809,917	1,955,591
Transfers between variable and fixed accounts, net	283,273	213,173	168,790	80,511	747,368	(643,313)
Policy maintenance charges	(138,082)	(122,738)	(78,138)	(26,064)	(1,270,444)	(1,376,520)
Policy benefits and terminations	(4,287)	(76,649)	-	-	(255,342)	(427,648)
Policy loans and loan repayments	7,527	17,645	(7,192)	-	(146,213)	(126,383)
Other	(510)	(634)	(488)	(61)	542	37,325
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	428,538	307,373	194,520	88,062	885,828	(580,948)
NET INCREASE (DECREASE) IN NET ASSETS	94,282	415,733	134,818	92,321	(6,155,767)	1,824,909
NET ASSETS
Beginning of Year	2,164,035	1,748,302	138,013	45,692	26,350,350	24,525,441
End of Year	$2,258,317	$2,164,035	$272,831	$138,013	$20,194,583	$26,350,350

(1) Operations commenced or resumed during 2021 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-51

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021
	ClearBridge Variable		ClearBridge Variable		ClearBridge Variable
	Mid Cap - Class I		Mid Cap - Class II		Small Cap Growth - Class I (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$5,600	$48	$13,005	$4,525	$-	$-
Realized gain (loss) on investments	41,116	89,533	891,287	2,512,916	(45,970)	39,679
Change in net unrealized appreciation (depreciation) on investments	(325,795)	(27,921)	(5,195,403)	1,450,289	(89,395)	(41,301)
Net Increase (Decrease) in Net Assets Resulting from Operations	(279,079)	61,660	(4,291,111)	3,967,730	(135,365)	(1,622)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	324,244	76,713	433,193	544,539	125,264	21,511
Transfers between variable and fixed accounts, net	880,351	720,878	171,837	(1,237,310)	508,822	418,376
Policy maintenance charges	(210,684)	(60,418)	(388,902)	(401,530)	(132,219)	(19,832)
Policy benefits and terminations	(3,748)	-	(230,369)	(174,344)	-	-
Policy loans and loan repayments	(6,251)	-	(11,538)	(47,166)	(2,681)	-
Other	550	903	906	14,715	1,109	(1,402)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	984,462	738,076	(24,873)	(1,301,096)	500,295	418,653
NET INCREASE (DECREASE) IN NET ASSETS	705,383	799,736	(4,315,984)	2,666,634	364,930	417,031
NET ASSETS
Beginning of Year or Period	875,379	75,643	16,904,958	14,238,324	417,031	-
End of Year or Period	$1,580,762	$875,379	$12,588,974	$16,904,958	$781,961	$417,031

	Western Asset Variable	Western Asset Variable		Lord Abbett
	Global High Yield Bond - Class I (2)	Global High Yield Bond - Class II		Bond Debenture Class VC
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$508	$47,150	$32,605	$974,570	$756,591
Realized gain (loss) on investments	(14)	(12,448)	1,626	(159,762)	511,177
Change in net unrealized appreciation (depreciation) on investments	(153)	(137,815)	(29,376)	(3,837,700)	(519,869)
Net Increase (Decrease) in Net Assets Resulting from Operations	341	(103,113)	4,855	(3,022,892)	747,899
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	7,880	38,894	41,063	2,071,437	1,855,222
Transfers between variable and fixed accounts, net	-	39,141	120,280	1,037,206	2,977,066
Policy maintenance charges	(932)	(39,643)	(35,450)	(1,487,918)	(1,194,868)
Policy benefits and terminations	-	(208)	(2,417)	(2,440,066)	(211,683)
Policy loans and loan repayments	-	706	(13,855)	(248,471)	(1,979,987)
Other	(52)	-	962	406	17,220
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	6,896	38,890	110,583	(1,067,406)	1,462,970
NET INCREASE (DECREASE) IN NET ASSETS	7,237	(64,223)	115,438	(4,090,298)	2,210,869
NET ASSETS
Beginning of Year or Period	-	796,217	680,779	25,218,575	23,007,706
End of Year or Period	$7,237	$731,994	$796,217	$21,128,277	$25,218,575

(1) Operations commenced or resumed during 2021 (See Financial Highlights for commencement date of operations).

(2) Operations commenced or resumed during 2022 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-52

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021
	Lord Abbett		Lord Abbett		Lord Abbett
	Developing Growth Class VC		Fundamental Equity Class VC		Total Return Class VC
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$69,594	$56,449	$2,052,298	$1,350,824
Realized gain (loss) on investments	(1,700,478)	16,628,113	867,701	361,712	(718,583)	503,816
Change in net unrealized appreciation (depreciation) on investments	(6,444,250)	(18,637,993)	(1,792,189)	1,123,682	(11,321,122)	(1,950,724)
Net Increase (Decrease) in Net Assets Resulting from Operations	(8,144,728)	(2,009,880)	(854,894)	1,541,843	(9,987,407)	(96,084)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	-	557,738	246,984	242,955	5,674,494	5,134,269
Transfers between variable and fixed accounts, net	(1,318,060)	(18,018,981)	(96,266)	(31,096)	19,438,658	8,787,908
Policy maintenance charges	(516,428)	(970,816)	(266,506)	(259,433)	(3,884,513)	(3,453,209)
Policy benefits and terminations	(206,943)	(775,284)	(31,737)	(111,826)	(1,126,689)	(1,204,156)
Policy loans and loan repayments	(155,457)	268,983	(3,513)	14,933	(372,957)	(60,129)
Other	(4,996)	7,098	311	6,817	(4,190)	72,643
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(2,201,884)	(18,931,262)	(150,727)	(137,650)	19,724,803	9,277,326
NET INCREASE (DECREASE) IN NET ASSETS	(10,346,612)	(20,941,142)	(1,005,621)	1,404,193	9,737,396	9,181,242
NET ASSETS
Beginning of Year	23,538,126	44,479,268	7,247,089	5,842,896	69,251,584	60,070,342
End of Year	$13,191,514	$23,538,126	$6,241,468	$7,247,089	$78,988,980	$69,251,584

	M Capital Appreciation		M International Equity		M Large Cap Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$2,046,221	$2,077,905	$-	$-
Realized gain (loss) on investments	4,898,250	13,467,926	91,491	966,175	5,791,719	16,604,340
Change in net unrealized appreciation (depreciation) on investments	(19,204,912)	(1,187,900)	(14,154,442)	5,379,149	(27,305,200)	(1,621,274)
Net Increase (Decrease) in Net Assets Resulting from Operations	(14,306,662)	12,280,026	(12,016,730)	8,423,229	(21,513,481)	14,983,066
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,139,709	2,322,285	2,740,976	2,881,959	2,315,603	2,248,384
Transfers between variable and fixed accounts, net	573,971	(2,894,387)	(1,802,102)	1,892,474	1,572,218	206,685
Policy maintenance charges	(2,085,601)	(2,037,905)	(1,837,093)	(1,692,835)	(2,261,329)	(2,196,992)
Policy benefits and terminations	(593,859)	(1,308,102)	(995,925)	(1,307,672)	(946,459)	(1,350,575)
Policy loans and loan repayments	68,071	(68,220)	(63,212)	75,774	(205,281)	9,096
Other	3,262	61,060	8,752	102,452	6,608	64,380
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	105,553	(3,925,269)	(1,948,604)	1,952,152	481,360	(1,019,022)
NET INCREASE (DECREASE) IN NET ASSETS	(14,201,109)	8,354,757	(13,965,334)	10,375,381	(21,032,121)	13,964,044
NET ASSETS
Beginning of Year	78,904,888	70,550,131	87,396,067	77,020,686	84,862,759	70,898,715
End of Year	$64,703,779	$78,904,888	$73,430,733	$87,396,067	$63,830,638	$84,862,759

See Notes to Financial Statements	SA-53

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021
			MFS New Discovery Series -		MFS New Discovery Series -
	M Large Cap Value		Initial Class		Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$845,759	$634,431	$-	$-	$-	$-
Realized gain (loss) on investments	2,729,001	216,266	258,728	149,584	3,804,442	11,511,613
Change in net unrealized appreciation (depreciation) on investments	(4,232,417)	8,244,083	(686,008)	(170,729)	(13,406,799)	(12,367,996)
Net Increase (Decrease) in Net Assets Resulting from Operations	(657,657)	9,094,780	(427,280)	(21,145)	(9,602,357)	(856,383)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,402,899	1,293,145	393,023	227,430	1,481,872	1,534,311
Transfers between variable and fixed accounts, net	1,025,167	4,390,371	383,593	905,175	(3,308,492)	4,736,433
Policy maintenance charges	(1,351,414)	(1,032,775)	(270,880)	(169,908)	(960,033)	(1,214,256)
Policy benefits and terminations	(678,659)	(846,127)	(100)	(594)	(269,650)	(516,643)
Policy loans and loan repayments	(91,002)	(264,057)	854	786	(217,807)	(227,686)
Other	10,248	37,021	363	(1,468)	103	28,645
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	317,239	3,577,578	506,853	961,421	(3,274,007)	4,340,804
NET INCREASE (DECREASE) IN NET ASSETS	(340,418)	12,672,358	79,573	940,276	(12,876,364)	3,484,421
NET ASSETS
Beginning of Year	41,568,299	28,895,941	1,295,288	355,012	33,236,695	29,752,274
End of Year	$41,227,881	$41,568,299	$1,374,861	$1,295,288	$20,360,331	$33,236,695

	MFS Total Return Series -		MFS Utilities Series -		MFS Utilities Series -
	Initial Class		Initial Class		Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$16,327	$6,346	$1,689	$426	$353,034	$214,252
Realized gain (loss) on investments	77,898	37,725	3,651	2,207	1,187,490	972,101
Change in net unrealized appreciation (depreciation) on investments	(174,557)	10,672	(6,065)	1,168	(1,479,197)	658,845
Net Increase (Decrease) in Net Assets Resulting from Operations	(80,332)	54,743	(725)	3,801	61,327	1,845,198
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	158,521	96,850	23,057	13,612	619,615	642,429
Transfers between variable and fixed accounts, net	279,429	433,724	49,600	13,196	1,209,452	(33,393)
Policy maintenance charges	(137,149)	(66,719)	(23,123)	(10,640)	(523,189)	(436,134)
Policy benefits and terminations	-	(1,266)	-	-	(495,382)	(152,901)
Policy loans and loan repayments	2,869	(4,625)	-	-	(166,588)	(16,580)
Other	415	2,754	415	20	(11)	15,321
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	304,085	460,718	49,949	16,188	643,897	18,742
NET INCREASE (DECREASE) IN NET ASSETS	223,753	515,461	49,224	19,989	705,224	1,863,940
NET ASSETS
Beginning of Year	782,213	266,752	40,899	20,910	15,581,825	13,717,885
End of Year	$1,005,966	$782,213	$90,123	$40,899	$16,287,049	$15,581,825

See Notes to Financial Statements	SA-54

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended	Year Ended	Year/Period Ended	Year Ended	Year/Period Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021
	MFS Value Series - Initial Class		MFS Value Series - Service Class		MFS VIT II Government Securities - Initial Class (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$43,408	$23,980	$342,613	$365,976	$59	$833
Realized gain (loss) on investments	215,555	105,699	2,223,462	1,530,138	(4,878)	2
Change in net unrealized appreciation (depreciation) on investments	(358,824)	127,050	(4,713,916)	5,187,482	673	(687)
Net Increase (Decrease) in Net Assets Resulting from Operations	(99,861)	256,729	(2,147,841)	7,083,596	(4,146)	148
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	719,804	236,027	1,546,720	1,761,245	13,331	(684)
Transfers between variable and fixed accounts, net	1,006,767	1,657,374	(2,180,306)	(343,986)	4,896	38,635
Policy maintenance charges	(351,762)	(173,113)	(1,215,130)	(1,183,328)	(2,121)	(1,017)
Policy benefits and terminations	(1,701)	(3,469)	(1,629,390)	(362,646)	(625)	(610)
Policy loans and loan repayments	(12,107)	402	(161,389)	(446,943)	(47,482)	-
Other	7,139	1,696	10,968	24,868	24	(1)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,368,140	1,718,917	(3,628,527)	(550,790)	(31,977)	36,323
NET INCREASE (DECREASE) IN NET ASSETS	1,268,279	1,975,646	(5,776,368)	6,532,806	(36,123)	36,471
NET ASSETS
Beginning of Year or Period	2,405,870	430,224	33,761,284	27,228,478	36,471	-
End of Year or Period	$3,674,149	$2,405,870	$27,984,916	$33,761,284	$348	$36,471

	MFS VIT II Research	MFS VIT III Blended Research	MFS VIT III Global
	International - Initial Class (2)	Small Cap Equity - Initial Class (2)	Real Estate - Initial Class (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$31	$-
Realized gain (loss) on investments	118	(334)	10
Change in net unrealized appreciation (depreciation) on investments	293	(306)	(420)
Net Increase (Decrease) in Net Assets Resulting from Operations	411	(609)	(410)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	3,466	5,231	1,651
Transfers between variable and fixed accounts, net	34,110	13,739	22,299
Policy maintenance charges	(1,094)	(1,111)	(570)
Policy benefits and terminations	-	-	-
Policy loans and loan repayments	-	(11,290)	-
Other	420	(128)	156
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	36,902	6,441	23,536
NET INCREASE (DECREASE) IN NET ASSETS	37,313	5,832	23,126
NET ASSETS
Beginning of Period	-	-	-
End of Period	$37,313	$5,832	$23,126

(1) Operations commenced or resumed during 2021 (See Financial Highlights for commencement date of operations).

(2) Operations commenced or resumed during 2022 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-55

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021
	Neuberger Berman Sustainable Equity Class I		PIMCO CommodityRealReturn Strategy - Institutional Class (1)		PIMCO Global Managed Asset Allocation - Advisor Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$6,659	$6,144	$-		$122,533	$179,747
Realized gain (loss) on investments	136,122	303,276	(2)		1,111,109	956,089
Change in net unrealized appreciation (depreciation) on investments	(487,263)	15,399	67		(2,603,451)	(230,696)
Net Increase (Decrease) in Net Assets Resulting from Operations	(344,482)	324,819	65		(1,369,809)	905,140
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	127,625	109,042	-		279,157	288,415
Transfers between variable and fixed accounts, net	(267,102)	1,008,046	7,754		(52,227)	(444,050)
Policy maintenance charges	(93,498)	(80,559)	(148)		(289,073)	(350,178)
Policy benefits and terminations	(29,649)	(10,360)	-		(71,205)	(93,076)
Policy loans and loan repayments	3,133	986	-		(402)	(95,112)
Other	(369)	456	(1)		68	9,990
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(259,860)	1,027,611	7,605		(133,682)	(684,011)
NET INCREASE (DECREASE) IN NET ASSETS	(604,342)	1,352,430	7,670		(1,503,491)	221,129
NET ASSETS
Beginning of Year or Period	2,121,192	768,762	-		7,527,894	7,306,765
End of Year or Period	$1,516,850	$2,121,192	$7,670		$6,024,403	$7,527,894

	PIMCO Global Managed Asset Allocation -		PIMCO Income -		Royce
	Institutional Class		Administrative Class		Micro-Cap Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$3,074	$1,576	$255,774	$145,326	$-	$-
Realized gain (loss) on investments	19,289	4,703	(75,724)	13,191	857,742	1,386,217
Change in net unrealized appreciation (depreciation) on investments	(49,740)	1,033	(600,020)	(60,696)	(2,180,118)	(152,786)
Net Increase (Decrease) in Net Assets Resulting from Operations	(27,377)	7,312	(419,970)	97,821	(1,322,376)	1,233,431
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	4,354	3,376	417,658	401,498	201,042	247,667
Transfers between variable and fixed accounts, net	47,007	107,529	9,062,794	1,272,770	(2,155,331)	2,717,710
Policy maintenance charges	(10,965)	(6,730)	(423,171)	(310,914)	(131,640)	(172,926)
Policy benefits and terminations	-	-	(35,369)	(22,895)	(46,409)	(78,857)
Policy loans and loan repayments	-	-	(461,249)	21,804	(15,398)	82,777
Other	(3)	(3)	37	3,389	(117)	4,458
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	40,393	104,172	8,560,700	1,365,652	(2,147,853)	2,800,829
NET INCREASE (DECREASE) IN NET ASSETS	13,016	111,484	8,140,730	1,463,473	(3,470,229)	4,034,260
NET ASSETS
Beginning of Year	127,149	15,665	5,735,954	4,272,481	6,900,010	2,865,750
End of Year	$140,165	$127,149	$13,876,684	$5,735,954	$3,429,781	$6,900,010

(1) Operations commenced or resumed during 2022 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-56

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021
	State Street Total Return V.I.S. Class 3		T. Rowe Price Blue Chip Growth - I		T. Rowe Price Blue Chip Growth - II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$9,451	$46,206	$-	$-	$-	$-
Realized gain (loss) on investments	(2,159)	286,862	167,525	795,506	13,759,366	36,608,966
Change in net unrealized appreciation (depreciation) on investments	(430,870)	(37,785)	(2,998,188)	(287,374)	(89,820,267)	(7,064,892)
Net Increase (Decrease) in Net Assets Resulting from Operations	(423,578)	295,283	(2,830,663)	508,132	(76,060,901)	29,544,074
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	215,143	202,155	1,904,063	1,078,818	7,034,860	7,282,353
Transfers between variable and fixed accounts, net	(478)	21,068	2,375,876	3,313,312	3,379,788	(14,915,468)
Policy maintenance charges	(131,164)	(132,391)	(1,173,452)	(625,058)	(5,114,878)	(5,761,589)
Policy benefits and terminations	(31,147)	(12,921)	(9,091)	(856)	(3,568,705)	(1,964,979)
Policy loans and loan repayments	(889)	2,191	(10,520)	4,973	(660,394)	(1,094,764)
Other	(128)	1,294	16,667	2,014	(6,970)	140,966
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	51,337	81,396	3,103,543	3,773,203	1,063,701	(16,313,481)
NET INCREASE (DECREASE) IN NET ASSETS	(372,241)	376,679	272,880	4,281,335	(74,997,200)	13,230,593
NET ASSETS
Beginning of Year	2,540,981	2,164,302	6,259,460	1,978,125	192,915,011	179,684,418
End of Year	$2,168,740	$2,540,981	$6,532,340	$6,259,460	$117,917,811	$192,915,011

	T. Rowe Price		T. Rowe Price		VanEck VIP
	Equity Income - I		Equity Income - II		Global Resources Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$55,728	$24,083	$1,563,655	$1,254,655	$526,893	$136,222
Realized gain (loss) on investments	278,673	182,151	4,991,207	8,310,337	1,460,436	1,139,716
Change in net unrealized appreciation (depreciation) on investments	(411,704)	78,216	(10,113,897)	10,748,469	459,946	3,871,188
Net Increase (Decrease) in Net Assets Resulting from Operations	(77,303)	284,450	(3,559,035)	20,313,461	2,447,275	5,147,126
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	466,479	280,339	4,034,920	4,139,491	1,194,081	1,254,256
Transfers between variable and fixed accounts, net	1,179,265	1,065,418	(21,134)	(6,535,011)	(2,453,428)	(50,465)
Policy maintenance charges	(365,570)	(162,539)	(3,357,906)	(3,030,025)	(1,132,121)	(928,565)
Policy benefits and terminations	(18,285)	-	(1,356,117)	(1,103,794)	(747,197)	(286,329)
Policy loans and loan repayments	49	197	(250,358)	(160,413)	(195,503)	(87,934)
Other	1,216	(528)	(7,375)	94,848	(4,756)	41,761
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,263,154	1,182,887	(957,970)	(6,594,904)	(3,338,924)	(57,276)
NET INCREASE (DECREASE) IN NET ASSETS	1,185,851	1,467,337	(4,517,005)	13,718,557	(891,649)	5,089,850
NET ASSETS
Beginning of Year	2,300,096	832,759	95,697,910	81,979,353	31,963,053	26,873,203
End of Year	$3,485,947	$2,300,096	$91,180,905	$95,697,910	$31,071,404	$31,963,053

See Notes to Financial Statements	SA-57

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended	Period Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021
	Vanguard VIF High Yield Bond (1)		Vanguard VIF Mid-Cap Index		Vanguard VIF Real Estate Index
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$75,071	$801	$100,366	$9,080	$46,638	$6,247
Realized gain (loss) on investments	(64,220)	1,277	832,152	209,211	85,842	35,345
Change in net unrealized appreciation (depreciation) on investments	(135,667)	18,482	(2,795,235)	310,536	(1,012,323)	218,249
Net Increase (Decrease) in Net Assets
Resulting from Operations	(124,816)	20,560	(1,862,717)	528,827	(879,843)	259,841
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	581,572	278,999	3,022,225	1,231,934	1,000,401	285,237
Transfers between variable and fixed accounts, net	1,172,587	1,132,940	9,270,488	6,313,917	2,641,912	1,500,849
Policy maintenance charges	(342,576)	(120,749)	(2,342,152)	(628,368)	(669,125)	(149,484)
Policy benefits and terminations	(294)	-	(29,415)	(23,964)	(9,151)	-
Policy loans and loan repayments	(1,479)	(20,178)	(120,597)	(44,171)	(2,011)	(31,873)
Other	(893)	40	5,253	2,981	(593)	4,607
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,408,917	1,271,052	9,805,802	6,852,329	2,961,433	1,609,336
NET INCREASE (DECREASE) IN NET ASSETS	1,284,101	1,291,612	7,943,085	7,381,156	2,081,590	1,869,177
NET ASSETS
Beginning of Year or Period	1,291,612	-	7,917,856	536,700	2,084,552	215,375
End of Year or Period	$2,575,713	$1,291,612	$15,860,941	$7,917,856	$4,166,142	$2,084,552

	Vanguard VIF	Vanguard VIF
	Total Bond Market Index (2)	Total Stock Market Index (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-
Realized gain (loss) on investments	(583)	(10)
Change in net unrealized appreciation (depreciation) on investments	(9,020)	203
Net Increase (Decrease) in Net Assets Resulting from Operations	(9,603)	193
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	659,147	18,883
Transfers between variable and fixed accounts, net	-	11,957
Policy maintenance charges	(17,130)	(2,964)
Policy benefits and terminations	-	-
Policy loans and loan repayments	-	-
Other	805	(325)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	642,822	27,551
NET INCREASE (DECREASE) IN NET ASSETS	633,219	27,744
NET ASSETS
Beginning of Period	-	-
End of Period	$633,219	$27,744

(1) Operations commenced or resumed during 2021 (See Financial Highlights for commencement date of operations).

(2) Operations commenced or resumed during 2022 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-58

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS

     A summary of accumulation unit values ("AUV"), units outstanding, net assets, investment income ratios, expense ratios, and total returns for each year or period ended December 31 are presented in the table below.

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Core Income Class I
2022	$11.17	434,293	$4,849,317	0.00%	0.00%	(12.40)%
2021	12.75	441,405	5,626,563	0.00%	0.00%	(0.39)%
2020	12.80	499,894	6,397,271	0.00%	0.00%	9.58%
2019	11.68	416,898	4,868,941	0.00%	0.00%	10.92%
2018	10.53	167,311	1,761,577	0.00%	0.00%	(1.94)%
Core Income Class P
2022	$9.17	16	$146	0.00%	0.00%	(12.23)%
05/19/2021 - 12/31/2021	10.45	1,464	15,299	0.00%	0.00%	1.79%
Diversified Bond Class I
2022	$16.49	4,210,060	$69,435,523	0.00%	0.00%	(18.62)%
2021	20.27	5,029,050	101,920,749	0.00%	0.00%	(1.93)%
2020	20.66	4,751,437	98,187,388	0.00%	0.00%	10.35%
2019	18.73	4,750,329	88,954,434	0.00%	0.00%	13.00%
2018	16.57	4,715,224	78,141,430	0.00%	0.00%	(1.36)%
Diversified Bond Class P
2022	$9.00	317,064	$2,854,420	0.00%	0.00%	(18.46)%
2021	11.04	198,091	2,187,003	0.00%	0.00%	(1.73)%
01/23/2020 - 12/31/2020	11.23	40,143	451,002	0.00%	0.00%	9.31%
Floating Rate Income Class I
2022	$13.57	2,413,477	$32,758,473	0.00%	0.00%	(1.54)%
2021	13.79	2,776,498	38,276,449	0.00%	0.00%	4.62%
2020	13.18	2,103,143	27,712,971	0.00%	0.00%	4.71%
2019	12.58	2,626,548	33,054,004	0.00%	0.00%	8.11%
2018	11.64	887,439	10,330,388	0.00%	0.00%	(0.03)%
Floating Rate Income Class P
2022	$11.07	53,846	$595,962	0.00%	0.00%	(1.35)%
2021	11.22	16,750	187,926	0.00%	0.00%	4.83%
01/29/2020 - 12/31/2020	10.70	564	6,039	0.00%	0.00%	4.70%
High Yield Bond Class I
2022	$83.42	853,642	$71,206,687	0.00%	0.00%	(10.35)%
2021	93.04	934,610	86,958,544	0.00%	0.00%	5.42%
2020	88.26	880,521	77,713,482	0.00%	0.00%	5.74%
2019	83.46	924,934	77,198,296	0.00%	0.00%	13.98%
2018	73.22	897,767	65,738,787	0.00%	0.00%	(3.27)%
High Yield Bond Class P
2022	$10.39	46,802	$486,168	0.00%	0.00%	(10.17)%
2021	11.56	31,300	361,943	0.00%	0.00%	5.63%
2020	10.95	4,861	53,219	0.00%	0.00%	5.96%
12/20/2019 - 12/31/2019	10.33	8	85	0.00%	0.00%	0.09%
Inflation Managed Class I
2022	$67.20	983,506	$66,089,815	0.00%	0.00%	(11.87)%
2021	76.25	1,037,110	79,080,898	0.00%	0.00%	5.69%
2020	72.15	985,790	71,121,228	0.00%	0.00%	11.42%
2019	64.75	1,078,327	69,823,639	0.00%	0.00%	8.64%
2018	59.60	1,148,124	68,429,647	0.00%	0.00%	(2.15)%
Inflation Managed Class P
2022	$10.48	84,298	$883,059	0.00%	0.00%	(11.70)%
2021	11.86	21,485	254,875	0.00%	0.00%	5.90%
02/03/2020 - 12/31/2020	11.20	3,493	39,125	0.00%	0.00%	9.62%
Intermediate Bond Class P (4)
08/04/2022 - 12/31/2022	$9.57	24,534	$234,836	0.00%	0.00%	(5.11)%
Managed Bond Class I
2022	$69.27	3,623,777	$251,020,700	0.00%	0.00%	(14.02)%
2021	80.57	3,795,129	305,762,827	0.00%	0.00%	(1.13)%
2020	81.49	3,672,883	299,302,631	0.00%	0.00%	8.34%
2019	75.22	3,396,868	255,502,200	0.00%	0.00%	8.49%
2018	69.33	3,551,282	246,210,774	0.00%	0.00%	(0.60)%

See Notes to Financial Statements	SA-59	See explanation of references on page SA-74

 PACIFIC SELECT EXEC SEPARATE ACCOUNT

 FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Managed Bond Class P
2022	$9.25	241,047	$2,229,188	0.00%	0.00%	(13.85)%
2021	10.73	81,611	876,059	0.00%	0.00%	(0.93)%
2020	10.84	14,222	154,108	0.00%	0.00%	8.56%
12/20/2019 - 12/31/2019	9.98	23	234	0.00%	0.00%	0.13%
Short Duration Bond Class I
2022	$13.61	5,521,198	$75,123,147	0.00%	0.00%	(4.58)%
2021	14.26	6,924,820	98,740,450	0.00%	0.00%	(0.45)%
2020	14.32	7,577,343	108,534,436	0.00%	0.00%	3.73%
2019	13.81	6,308,357	87,104,910	0.00%	0.00%	4.22%
2018	13.25	6,044,529	80,079,874	0.00%	0.00%	1.14%
Short Duration Bond Class P
2022	$9.98	238,475	$2,380,112	0.00%	0.00%	(4.39)%
2021	10.44	99,958	1,043,397	0.00%	0.00%	(0.25)%
01/17/2020 - 12/31/2020	10.46	26,431	276,594	0.00%	0.00%	3.73%
Emerging Markets Debt Class I
2022	$11.30	451,033	$5,095,350	0.00%	0.00%	(9.27)%
2021	12.45	484,728	6,035,370	0.00%	0.00%	(6.12)%
2020	13.26	444,906	5,900,885	0.00%	0.00%	1.75%
2019	13.03	820,079	10,689,519	0.00%	0.00%	9.52%
2018	11.90	790,914	9,413,392	0.00%	0.00%	(5.45)%
Emerging Markets Debt Class P
2022	$8.96	9,516	$85,224	0.00%	0.00%	(9.08)%
2021	9.85	5,829	57,418	0.00%	0.00%	(5.94)%
03/09/2020 - 12/31/2020	10.47	998	10,455	0.00%	0.00%	10.19%
Dividend Growth Class I
2022	$50.80	2,028,217	$103,027,119	0.00%	0.00%	(10.49)%
2021	56.75	2,104,046	119,406,051	0.00%	0.00%	25.80%
2020	45.11	2,130,471	96,110,636	0.00%	0.00%	13.44%
2019	39.77	2,207,768	87,800,331	0.00%	0.00%	30.64%
2018	30.44	2,294,181	69,839,212	0.00%	0.00%	(1.28)%
Dividend Growth Class P
2022	$14.23	108,415	$1,542,558	0.00%	0.00%	(10.31)%
2021	15.86	47,084	746,951	0.00%	0.00%	26.05%
01/17/2020 - 12/31/2020	12.59	15,799	198,834	0.00%	0.00%	10.47%
Equity Index Class I
2022	$193.39	4,769,399	$922,333,787	0.00%	0.00%	(18.31)%
2021	236.73	4,938,614	1,169,119,245	0.00%	0.00%	28.37%
2020	184.41	5,094,685	939,526,761	0.00%	0.00%	18.11%
2019	156.14	5,233,653	817,172,061	0.00%	0.00%	31.10%
2018	119.10	5,493,537	654,285,469	0.00%	0.00%	(4.73)%
Equity Index Class P
2022	$14.23	6,073,436	$86,438,308	0.00%	0.00%	(18.15)%
2021	17.39	1,879,469	32,678,816	0.00%	0.00%	28.63%
2020	13.52	207,723	2,807,925	0.00%	0.00%	18.35%
12/05/2019 - 12/31/2019	11.42	171	1,955	0.00%	0.00%	3.74%
Focused Growth Class I
2022	$50.62	669,958	$33,910,279	0.00%	0.00%	(33.80)%
2021	76.46	686,421	52,481,031	0.00%	0.00%	19.79%
2020	63.83	734,685	46,892,974	0.00%	0.00%	38.29%
2019	46.15	882,612	40,736,219	0.00%	0.00%	35.46%
2018	34.07	926,960	31,582,460	0.00%	0.00%	4.99%
Growth Class I
2022	$168.07	1,469,956	$247,060,813	0.00%	0.00%	(31.21)%
2021	244.34	1,653,122	403,918,474	0.00%	0.00%	23.42%
2020	197.97	1,628,439	322,375,433	0.00%	0.00%	31.56%
2019	150.48	1,916,770	288,429,171	0.00%	0.00%	38.13%
2018	108.94	2,023,457	220,426,360	0.00%	0.00%	2.40%
Growth Class P
2022	$12.43	241,756	$3,004,549	0.00%	0.00%	(31.07)%
2021	18.03	125,252	2,258,423	0.00%	0.00%	23.67%
01/15/2020 - 12/31/2020	14.58	49,360	719,664	0.00%	0.00%	27.07%

See Notes to Financial Statements	SA-60	See explanation of references on page SA-74

 PACIFIC SELECT EXEC SEPARATE ACCOUNT

 FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Hedged Equity Class P
2022	$9.74	206,747	$2,013,996	0.00%	0.00%	(7.76)%
06/02/2021 - 12/31/2021	10.56	38,917	411,007	0.00%	0.00%	4.86%
Large-Cap Core Class I
2022	$166.12	1,209,833	$200,983,427	0.00%	0.00%	(20.61)%
2021	209.26	1,279,073	267,663,874	0.00%	0.00%	27.76%
2020	163.79	1,363,467	223,326,153	0.00%	0.00%	13.94%
2019	143.76	1,519,570	218,453,104	0.00%	0.00%	32.13%
2018	108.80	1,691,823	184,071,123	0.00%	0.00%	(7.74)%
Large-Cap Core Class P
2022	$12.91	63,783	$823,738	0.00%	0.00%	(20.46)%
2021	16.24	47,433	770,118	0.00%	0.00%	28.02%
01/27/2020 - 12/31/2020	12.68	7,287	92,415	0.00%	0.00%	13.62%
Large-Cap Growth Class I
2022	$25.58	2,282,241	$58,370,883	0.00%	0.00%	(37.90)%
2021	41.18	2,312,587	95,243,846	0.00%	0.00%	20.27%
2020	34.24	2,738,015	93,758,985	0.00%	0.00%	38.35%
2019	24.75	2,812,419	69,613,091	0.00%	0.00%	32.34%
2018	18.70	2,996,469	56,042,038	0.00%	0.00%	1.89%
Large-Cap Growth Class P (4)
07/22/2022 - 12/31/2022	$9.38	15,818	$148,449	0.00%	0.00%	(12.15)%
Large-Cap Value Class I
2022	$49.50	3,016,157	$149,297,080	0.00%	0.00%	(6.63)%
2021	53.01	3,217,307	170,562,720	0.00%	0.00%	26.12%
2020	42.04	3,261,543	137,101,538	0.00%	0.00%	5.87%
2019	39.70	3,301,612	131,089,688	0.00%	0.00%	28.46%
2018	30.91	3,429,714	106,003,437	0.00%	0.00%	(9.35)%
Large-Cap Value Class P
2022	$14.13	156,229	$2,207,814	0.00%	0.00%	(6.44)%
2021	15.11	129,350	1,953,860	0.00%	0.00%	26.37%
2020	11.95	12,188	145,690	0.00%	0.00%	6.08%
12/20/2019 - 12/31/2019	11.27	25	277	0.00%	0.00%	0.33%
Mid-Cap Equity Class I
2022	$75.23	1,735,544	$130,557,378	0.00%	0.00%	(17.26)%
2021	90.91	1,818,299	165,308,873	0.00%	0.00%	16.40%
2020	78.10	2,047,589	159,926,831	0.00%	0.00%	27.51%
2019	61.25	2,160,175	132,314,856	0.00%	0.00%	20.84%
2018	50.69	2,197,861	111,402,477	0.00%	0.00%	(9.72)%
Mid-Cap Growth Class I
2022	$35.43	1,999,378	$70,847,677	0.00%	0.00%	(30.72)%
2021	51.15	2,602,565	133,123,347	0.00%	0.00%	16.67%
2020	43.84	2,288,591	100,338,327	0.00%	0.00%	50.14%
2019	29.20	2,846,759	83,131,496	0.00%	0.00%	38.45%
2018	21.09	2,911,169	61,402,963	0.00%	0.00%	0.16%
Mid-Cap Growth Class P
2022	$13.55	49,595	$672,103	0.00%	0.00%	(30.59)%
2021	19.52	29,650	578,860	0.00%	0.00%	16.90%
01/21/2020 - 12/31/2020	16.70	7,357	122,860	0.00%	0.00%	44.86%
Mid-Cap Value Class I
2022	$49.65	380,243	$18,877,903	0.00%	0.00%	(7.26)%
2021	53.54	378,591	20,268,304	0.00%	0.00%	27.03%
2020	42.14	376,647	15,873,340	0.00%	0.00%	5.52%
2019	39.94	351,564	14,041,545	0.00%	0.00%	29.94%
2018	30.74	350,206	10,764,614	0.00%	0.00%	(14.79)%
Mid-Cap Value Class P
2022	$14.06	23,975	$337,077	0.00%	0.00%	(7.08)%
2021	15.13	8,467	128,117	0.00%	0.00%	27.29%
2020	11.89	3,800	45,172	0.00%	0.00%	5.73%
12/05/2019 - 12/31/2019	11.24	23	253	0.00%	0.00%	3.26%

See Notes to Financial Statements	SA-61	See explanation of references on page SA-74

 PACIFIC SELECT EXEC SEPARATE ACCOUNT

 FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Small-Cap Equity Class I
2022	$42.43	611,206	$25,930,826	0.00%	0.00%	(12.92)%
2021	48.72	691,738	33,701,180	0.00%	0.00%	26.46%
2020	38.53	711,468	27,410,364	0.00%	0.00%	5.42%
2019	36.55	691,300	25,264,681	0.00%	0.00%	23.96%
2018	29.48	686,654	20,244,694	0.00%	0.00%	(12.91)%
Small-Cap Equity Class P
2022	$13.71	44,755	$613,637	0.00%	0.00%	(12.74)%
2021	15.71	37,212	584,730	0.00%	0.00%	26.71%
01/29/2020 - 12/31/2020	12.40	12,845	159,298	0.00%	0.00%	8.71%
Small-Cap Growth Class I
2022	$40.56	543,845	$22,056,138	0.00%	0.00%	(29.92)%
2021	57.87	583,726	33,781,633	0.00%	0.00%	1.69%
2020	56.91	614,710	34,983,226	0.00%	0.00%	55.58%
2019	36.58	673,172	24,624,848	0.00%	0.00%	31.90%
2018	27.73	744,024	20,633,830	0.00%	0.00%	5.55%
Small-Cap Index Class I
2022	$49.47	4,325,265	$213,975,691	0.00%	0.00%	(20.86)%
2021	62.51	4,472,064	279,564,935	0.00%	0.00%	14.24%
2020	54.72	4,716,091	258,077,471	0.00%	0.00%	19.16%
2019	45.93	5,121,812	235,221,748	0.00%	0.00%	24.80%
2018	36.80	5,266,384	193,805,595	0.00%	0.00%	(11.55)%
Small-Cap Index Class P
2022	$12.44	952,767	$11,857,027	0.00%	0.00%	(20.70)%
2021	15.69	412,353	6,471,588	0.00%	0.00%	14.47%
2020	13.71	43,361	594,521	0.00%	0.00%	19.39%
12/05/2019 - 12/31/2019	11.48	22	254	0.00%	0.00%	3.44%
Small-Cap Value Class I
2022	$65.07	1,066,375	$69,385,448	0.00%	0.00%	(16.81)%
2021	78.21	1,214,998	95,030,403	0.00%	0.00%	35.61%
2020	57.68	1,222,962	70,537,176	0.00%	0.00%	3.44%
2019	55.76	1,220,268	68,043,066	0.00%	0.00%	22.58%
2018	45.49	1,270,225	57,779,540	0.00%	0.00%	(16.29)%
Small-Cap Value Class P
2022	$13.61	40,894	$556,397	0.00%	0.00%	(16.64)%
2021	16.32	23,566	384,652	0.00%	0.00%	35.88%
2020	12.01	8,934	107,321	0.00%	0.00%	3.64%
12/31/2019 - 12/31/2019	11.59	110	1,275	0.00%	0.00%	(0.39)%
Value Class I
2022	$32.08	1,994,777	$64,000,318	0.00%	0.00%	(0.53)%
2021	32.26	2,176,582	70,208,845	0.00%	0.00%	21.64%
2020	26.52	2,224,404	58,984,616	0.00%	0.00%	(6.94)%
2019	28.49	2,220,468	63,269,136	0.00%	0.00%	24.72%
2018	22.85	2,311,206	52,802,349	0.00%	0.00%	(12.37)%
Value Class P
2022	$13.19	17,520	$231,000	0.00%	0.00%	(0.34)%
2021	13.23	10,827	143,239	0.00%	0.00%	21.89%
01/21/2020 - 12/31/2020	10.85	5,457	59,227	0.00%	0.00%	(6.79)%
Value Advantage Class I
2022	$23.42	561,871	$13,159,067	0.00%	0.00%	(4.07)%
2021	24.41	582,422	14,218,676	0.00%	0.00%	28.52%
2020	18.99	338,926	6,437,851	0.00%	0.00%	(2.78)%
2019	19.54	287,948	5,625,687	0.00%	0.00%	26.96%
2018	15.39	173,629	2,671,883	0.00%	0.00%	(9.06)%
Value Advantage Class P
2022	$13.89	87,606	$1,216,730	0.00%	0.00%	(3.87)%
2021	14.45	27,484	397,099	0.00%	0.00%	28.78%
01/17/2020 - 12/31/2020	11.22	17,208	193,058	0.00%	0.00%	(3.30)%

See Notes to Financial Statements	SA-62	See explanation of references on page SA-74

 PACIFIC SELECT EXEC SEPARATE ACCOUNT

 FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Emerging Markets Class I
2022	$45.41	2,942,304	$133,605,498	0.00%	0.00%	(25.27)%
2021	60.77	2,904,791	176,510,894	0.00%	0.00%	(8.28)%
2020	66.25	2,828,376	187,390,846	0.00%	0.00%	17.33%
2019	56.47	3,072,067	173,475,670	0.00%	0.00%	25.60%
2018	44.96	3,149,480	141,595,065	0.00%	0.00%	(11.99)%
Emerging Markets Class P
2022	$9.49	199,368	$1,891,307	0.00%	0.00%	(25.12)%
2021	12.67	107,021	1,355,891	0.00%	0.00%	(8.10)%
2020	13.79	19,963	275,214	0.00%	0.00%	17.56%
12/20/2019 - 12/31/2019	11.73	289	3,394	0.00%	0.00%	0.18%
International Growth Class P (4)
11/02/2022 - 12/31/2022	$9.80	899	$8,813	0.00%	0.00%	9.25%
International Large-Cap Class I
2022	$23.32	9,083,211	$211,784,324	0.00%	0.00%	(15.19)%
2021	27.49	9,291,527	255,456,240	0.00%	0.00%	14.78%
2020	23.95	9,954,397	238,444,383	0.00%	0.00%	10.74%
2019	21.63	9,991,096	216,113,684	0.00%	0.00%	28.03%
2018	16.89	10,003,272	169,005,070	0.00%	0.00%	(11.81)%
International Large-Cap Class P
2022	$12.25	153,853	$1,885,439	0.00%	0.00%	(15.02)%
2021	14.42	80,570	1,161,946	0.00%	0.00%	15.01%
2020	12.54	17,794	223,134	0.00%	0.00%	10.96%
12/20/2019 - 12/31/2019	11.30	729	8,242	0.00%	0.00%	0.54%
International Small-Cap Class I
2022	$16.67	2,043,904	$34,069,180	0.00%	0.00%	(17.09)%
2021	20.10	2,111,329	42,446,066	0.00%	0.00%	13.87%
2020	17.65	2,233,322	39,429,037	0.00%	0.00%	8.42%
2019	16.28	2,709,524	44,120,555	0.00%	0.00%	20.07%
2018	13.56	2,635,660	35,744,980	0.00%	0.00%	(22.16)%
International Small-Cap Class P
2022	$11.83	63,960	$756,801	0.00%	0.00%	(16.92)%
2021	14.24	28,981	412,755	0.00%	0.00%	14.10%
2020	12.48	5,893	73,560	0.00%	0.00%	8.64%
12/20/2019 - 12/31/2019	11.49	229	2,636	0.00%	0.00%	0.92%
International Value Class I
2022	$35.52	3,793,170	$134,742,811	0.00%	0.00%	(1.26)%
2021	35.98	4,019,454	144,609,000	0.00%	0.00%	20.36%
2020	29.89	4,162,321	124,416,910	0.00%	0.00%	(7.17)%
2019	32.20	4,156,543	133,840,159	0.00%	0.00%	16.60%
2018	27.62	4,221,200	116,570,440	0.00%	0.00%	(14.96)%
Health Sciences Class I
2022	$102.91	880,344	$90,600,348	0.00%	0.00%	(5.80)%
2021	109.26	918,119	100,310,172	0.00%	0.00%	12.38%
2020	97.22	927,859	90,203,729	0.00%	0.00%	18.79%
2019	81.84	969,508	79,347,224	0.00%	0.00%	25.77%
2018	65.07	1,073,264	69,841,595	0.00%	0.00%	7.90%
Health Sciences Class P
2022	$14.56	123,224	$1,794,045	0.00%	0.00%	(5.61)%
2021	15.43	92,055	1,419,967	0.00%	0.00%	12.61%
03/11/2020 - 12/31/2020	13.70	35,114	480,989	0.00%	0.00%	30.88%
Real Estate Class I
2022	$85.38	951,629	$81,247,460	0.00%	0.00%	(25.64)%
2021	114.82	1,004,376	115,318,671	0.00%	0.00%	40.32%
2020	81.82	1,019,829	83,446,833	0.00%	0.00%	(3.28)%
2019	84.60	1,097,955	92,882,541	0.00%	0.00%	31.28%
2018	64.44	1,144,760	73,765,158	0.00%	0.00%	(7.45)%
Real Estate Class P
2022	$10.61	4,489	$47,644	0.00%	0.00%	(25.49)%
2021	14.24	2,857	40,698	0.00%	0.00%	40.60%
03/04/2020 - 12/31/2020	10.13	2,133	21,610	0.00%	0.00%	(4.71)%

See Notes to Financial Statements	SA-63	See explanation of references on page SA-74

 PACIFIC SELECT EXEC SEPARATE ACCOUNT

 FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Technology Class I
2022	$18.55	1,765,977	$32,750,895	0.00%	0.00%	(36.06)%
2021	29.00	1,787,109	51,834,613	0.00%	0.00%	13.86%
2020	25.47	2,088,789	53,209,091	0.00%	0.00%	47.24%
2019	17.30	1,784,422	30,872,221	0.00%	0.00%	36.32%
2018	12.69	1,889,298	23,978,116	0.00%	0.00%	1.79%
Technology Class P
2022	$11.96	93,298	$1,115,773	0.00%	0.00%	(35.93)%
2021	18.67	64,662	1,207,001	0.00%	0.00%	14.09%
2020	16.36	27,415	448,532	0.00%	0.00%	47.54%
12/31/2019 - 12/31/2019	11.09	230	2,551	0.00%	0.00%	1.83%
ESG Diversified Class P
2022	$8.93	2,638	$23,566	0.00%	0.00%	(16.43)%
10/04/2021 - 12/31/2021	10.69	608	6,504	0.00%	0.00%	5.21%
ESG Diversified Growth Class P (4)
06/01/2022 - 12/31/2022	$9.40	44,839	$421,615	0.00%	0.00%	(4.98)%
PSF Avantis Balanced Allocation Class D
2022	$14.34	752,956	$10,798,693	0.00%	0.00%	(14.99)%
2021	16.87	687,015	11,590,659	0.00%	0.00%	12.50%
2020	15.00	704,036	10,558,160	0.00%	0.00%	12.11%
2019	13.38	678,497	9,076,243	0.00%	0.00%	19.75%
2018	11.17	307,824	3,438,647	0.00%	0.00%	(6.19)%
PSF Avantis Balanced Allocation Class P
2022	$11.19	67,709	$757,738	0.00%	0.00%	(14.78)%
2021	13.13	20,533	269,636	0.00%	0.00%	12.78%
03/09/2020 - 12/31/2020	11.64	6,281	73,136	0.00%	0.00%	23.74%
Pacific Dynamix - Conservative Growth Class I
2022	$21.60	714,793	$15,439,824	0.00%	0.00%	(14.38)%
2021	25.23	680,836	17,175,295	0.00%	0.00%	6.44%
2020	23.70	648,379	15,366,499	0.00%	0.00%	12.21%
2019	21.12	579,729	12,244,024	0.00%	0.00%	15.47%
2018	18.29	501,015	9,164,288	0.00%	0.00%	(3.84)%
Pacific Dynamix - Conservative Growth Class P
2022	$10.57	437,347	$4,622,088	0.00%	0.00%	(14.20)%
2021	12.32	237,267	2,922,672	0.00%	0.00%	6.66%
01/27/2020 - 12/31/2020	11.55	43,308	500,162	0.00%	0.00%	11.97%
Pacific Dynamix - Moderate Growth Class I
2022	$26.51	2,413,963	$64,000,738	0.00%	0.00%	(15.69)%
2021	31.45	2,493,186	78,405,962	0.00%	0.00%	10.62%
2020	28.43	2,463,729	70,042,996	0.00%	0.00%	14.58%
2019	24.81	2,619,824	65,004,271	0.00%	0.00%	18.94%
2018	20.86	2,301,791	48,018,412	0.00%	0.00%	(5.53)%
Pacific Dynamix - Moderate Growth Class P
2022	$11.17	3,171,323	$35,418,002	0.00%	0.00%	(15.52)%
2021	13.22	1,656,196	21,896,050	0.00%	0.00%	10.85%
2020	11.93	88,015	1,049,750	0.00%	0.00%	14.81%
12/23/2019 - 12/31/2019	10.39	4,556	47,334	0.00%	0.00%	0.18%
Pacific Dynamix - Growth Class I
2022	$32.01	3,403,642	$108,939,579	0.00%	0.00%	(16.69)%
2021	38.42	3,148,866	120,972,311	0.00%	0.00%	14.33%
2020	33.60	3,087,728	103,751,133	0.00%	0.00%	15.79%
2019	29.02	2,924,588	84,870,166	0.00%	0.00%	22.94%
2018	23.61	2,659,611	62,780,646	0.00%	0.00%	(7.28)%
Pacific Dynamix - Growth Class P
2022	$11.65	2,194,922	$25,579,193	0.00%	0.00%	(16.52)%
2021	13.96	1,244,853	17,378,260	0.00%	0.00%	14.57%
01/08/2020 - 12/31/2020	12.18	245,207	2,987,787	0.00%	0.00%	15.56%
Portfolio Optimization Conservative Class I
2022	$13.68	976,146	$13,353,207	0.00%	0.00%	(13.67)%
2021	15.85	1,003,548	15,901,250	0.00%	0.00%	2.20%
2020	15.50	1,124,746	17,437,289	0.00%	0.00%	7.88%
2019	14.37	1,144,298	16,443,939	0.00%	0.00%	12.20%
2018	12.81	975,302	12,491,565	0.00%	0.00%	(3.38)%

See Notes to Financial Statements	SA-64	See explanation of references on page SA-74

 PACIFIC SELECT EXEC SEPARATE ACCOUNT

 FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Portfolio Optimization Conservative Class P
2022	$9.71	5,788	$56,205	0.00%	0.00%	(13.49)%
2021	11.23	4,955	55,625	0.00%	0.00%	2.41%
03/09/2020 - 12/31/2020	10.96	607	6,657	0.00%	0.00%	10.30%
Portfolio Optimization Moderate-Conservative Class I
2022	$15.60	2,860,354	$44,625,880	0.00%	0.00%	(14.90)%
2021	18.33	3,016,948	55,311,976	0.00%	0.00%	6.28%
2020	17.25	3,138,211	54,135,722	0.00%	0.00%	9.97%
2019	15.69	3,430,829	53,817,810	0.00%	0.00%	15.28%
2018	13.61	3,525,034	47,966,985	0.00%	0.00%	(4.99)%
Portfolio Optimization Moderate-Conservative Class P
2022	$10.26	2,574	$26,392	0.00%	0.00%	(14.73)%
2021	12.03	1,531	18,416	0.00%	0.00%	6.49%
03/09/2020 - 12/31/2020	11.29	1,426	16,100	0.00%	0.00%	16.74%
Portfolio Optimization Moderate Class I
2022	$17.39	12,152,414	$211,350,844	0.00%	0.00%	(15.72)%
2021	20.63	12,905,053	266,291,183	0.00%	0.00%	9.18%
2020	18.90	13,311,873	251,587,848	0.00%	0.00%	11.83%
2019	16.90	14,309,533	241,840,587	0.00%	0.00%	18.46%
2018	14.27	15,440,564	220,291,870	0.00%	0.00%	(6.55)%
Portfolio Optimization Moderate Class P
2022	$10.69	50,812	$543,228	0.00%	0.00%	(15.55)%
2021	12.66	36,520	462,303	0.00%	0.00%	9.40%
01/09/2020 - 12/31/2020	11.57	22,515	260,533	0.00%	0.00%	11.30%
Portfolio Optimization Growth Class I
2022	$19.22	17,640,667	$339,073,811	0.00%	0.00%	(16.88)%
2021	23.12	18,304,643	423,271,149	0.00%	0.00%	13.12%
2020	20.44	18,690,684	382,080,784	0.00%	0.00%	12.72%
2019	18.13	19,347,325	350,862,318	0.00%	0.00%	21.65%
2018	14.91	20,444,339	304,762,868	0.00%	0.00%	(8.19)%
Portfolio Optimization Growth Class P
2022	$11.12	216,724	$2,410,499	0.00%	0.00%	(16.71)%
2021	13.35	156,026	2,083,549	0.00%	0.00%	13.34%
01/27/2020 - 12/31/2020	11.78	83,963	989,233	0.00%	0.00%	13.10%
Portfolio Optimization Aggressive-Growth Class I
2022	$20.08	8,455,306	$169,788,261	0.00%	0.00%	(17.51)%
2021	24.34	8,557,598	208,308,101	0.00%	0.00%	15.68%
2020	21.04	8,901,060	187,292,082	0.00%	0.00%	12.46%
2019	18.71	9,136,572	170,953,835	0.00%	0.00%	23.76%
2018	15.12	9,260,158	140,002,827	0.00%	0.00%	(9.39)%
Portfolio Optimization Aggressive-Growth Class P
2022	$11.34	161,878	$1,835,667	0.00%	0.00%	(17.34)%
2021	13.72	61,019	837,098	0.00%	0.00%	15.92%
02/26/2020 - 12/31/2020	11.83	29,566	349,916	0.00%	0.00%	17.52%
Invesco V.I. EQV International Equity Series I
2022	$11.00	128,343	$1,412,265	2.40%	0.00%	(18.31)%
2021	13.47	57,770	778,126	1.87%	0.00%	5.89%
2020	12.72	19,790	251,734	4.42%	0.00%	14.00%
12/31/2019 - 12/31/2019	11.16	190	2,126	0.00%	0.00%	0.00%
Invesco V.I. EQV International Equity Series II
2022	$15.72	1,672,964	$26,302,221	1.43%	0.00%	(18.50)%
2021	19.29	1,818,385	35,079,645	1.05%	0.00%	5.61%
2020	18.27	1,879,345	34,331,022	2.17%	0.00%	13.74%
2019	16.06	1,978,911	31,782,959	1.29%	0.00%	28.24%
2018	12.52	2,121,954	26,575,849	1.82%	0.00%	(15.20)%
Invesco V.I. Global Series I
2022	$11.65	118,679	$1,382,878	0.00%	0.00%	(31.76)%
2021	17.08	73,692	1,258,402	0.00%	0.00%	15.49%
01/23/2020 - 12/31/2020	14.79	16,937	250,437	1.16%	0.00%	23.57%

See Notes to Financial Statements	SA-65	See explanation of references on page SA-74

 PACIFIC SELECT EXEC SEPARATE ACCOUNT

 FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Invesco V.I. Global Series II
2022	$18.87	750,722	$14,165,128	0.00%	0.00%	(31.94)%
2021	27.72	751,836	20,842,448	0.00%	0.00%	15.17%
2020	24.07	708,959	17,064,953	0.45%	0.00%	27.34%
2019	18.90	736,252	13,917,335	0.65%	0.00%	31.45%
2018	14.38	694,820	9,991,473	0.75%	0.00%	(13.39)%
Invesco V.I. Main Street Small Cap Fund Series I
2022	$13.94	418,275	$5,829,894	0.61%	0.00%	(15.83)%
2021	16.56	362,576	6,004,284	0.41%	0.00%	22.55%
2020	13.51	239,949	3,242,332	0.75%	0.00%	19.93%
2019	11.27	79,010	890,220	0.21%	0.00%	26.47%
05/25/2018 - 12/31/2018	8.91	52,965	471,863	0.08%	0.00%	(15.28)%
American Century Inflation Protection Class I (4)
11/22/2022 - 12/31/2022	$10.12	1,670	$16,897	0.00%	0.00%	0.21%
American Century VP Mid Cap Value Class I
2022	$14.19	88,547	$1,256,669	2.33%	0.00%	(1.19)%
2021	14.36	49,027	704,195	1.44%	0.00%	23.20%
2020	11.66	14,722	171,630	2.20%	0.00%	1.21%
12/31/2019 - 12/31/2019	11.52	148	1,700	0.00%	0.00%	0.00%
American Century VP Mid Cap Value Class II
2022	$29.74	1,331,319	$39,592,203	2.10%	0.00%	(1.38)%
2021	30.16	1,379,498	41,601,148	1.02%	0.00%	23.02%
2020	24.51	1,473,310	36,117,545	1.69%	0.00%	1.11%
2019	24.25	1,432,391	34,728,746	1.91%	0.00%	28.99%
2018	18.80	1,500,051	28,194,817	1.34%	0.00%	(12.96)%
American Funds IS American High-Income Trust Class 2
2022	$10.96	78,552	$860,941	9.35%	0.00%	(9.26)%
2021	12.08	46,952	567,145	7.96%	0.00%	8.42%
01/29/2020 - 12/31/2020	11.14	8,461	94,272	15.95%	0.00%	7.50%
American Funds IS Asset Allocation Class 2
2022	$12.23	1,303,203	$15,932,867	2.33%	0.00%	(13.40)%
2021	14.12	589,241	8,319,135	1.87%	0.00%	15.10%
2020	12.27	260,888	3,200,086	2.78%	0.00%	12.46%
12/27/2019 - 12/31/2019	10.91	1,674	18,254	0.00%	0.00%	(0.34)%
American Funds IS Asset Allocation Class 4
2022	$36.06	2,360,923	$85,146,160	1.65%	0.00%	(13.66)%
2021	41.77	2,503,361	104,569,774	1.38%	0.00%	14.84%
2020	36.37	2,408,347	87,599,605	1.50%	0.00%	12.16%
2019	32.43	2,317,682	75,162,694	1.85%	0.00%	20.93%
2018	26.82	1,927,708	51,697,865	1.50%	0.00%	(4.83)%
American Funds IS Capital World Bond Class 2 (4)
09/29/2022 - 12/31/2022	$9.53	1,864	$17,771	0.00%	0.00%	5.82%
American Funds IS Growth Class 2
2022	$15.06	595,222	$8,965,364	0.39%	0.00%	(29.94)%
2021	21.50	299,735	6,443,696	0.28%	0.00%	21.99%
2020	17.62	81,789	1,441,354	0.32%	0.00%	52.08%
12/20/2019 - 12/31/2019	11.59	1,103	12,782	0.00%	0.00%	0.19%
American Funds IS Growth Class 4
2022	$52.96	2,278,326	$120,649,493	0.11%	0.00%	(30.11)%
2021	75.77	2,259,531	171,213,804	0.06%	0.00%	21.68%
2020	62.27	2,196,682	136,790,246	0.21%	0.00%	51.71%
2019	41.05	2,277,276	93,471,721	0.57%	0.00%	30.44%
2018	31.47	2,330,860	73,345,154	0.25%	0.00%	(0.50)%
American Funds IS Growth-Income Class 2
2022	$13.22	529,860	$7,003,256	1.51%	0.00%	(16.49)%
2021	15.83	258,546	4,092,164	1.50%	0.00%	24.10%
2020	12.75	73,571	938,359	2.26%	0.00%	13.55%
12/20/2019 - 12/31/2019	11.23	284	3,195	0.00%	0.00%	0.06%

See Notes to Financial Statements	SA-66	See explanation of references on page SA-74

 PACIFIC SELECT EXEC SEPARATE ACCOUNT

 FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
American Funds IS Growth-Income Class 4
2022	$39.42	2,688,378	$105,963,008	1.07%	0.00%	(16.71)%
2021	47.32	2,806,895	132,823,728	0.96%	0.00%	23.80%
2020	38.22	2,870,552	109,722,745	1.18%	0.00%	13.25%
2019	33.75	3,036,847	102,500,031	1.52%	0.00%	25.85%
2018	26.82	3,035,465	81,406,628	1.24%	0.00%	(2.06)%
American Funds IS International Class 2
2022	$10.11	179,509	$1,814,393	2.05%	0.00%	(20.79)%
2021	12.76	104,466	1,332,951	4.11%	0.00%	(1.50)%
01/16/2020 - 12/31/2020	12.95	28,182	365,051	1.02%	0.00%	12.03%
American Funds IS New World Fund Class 2
2022	$11.42	165,458	$1,889,934	1.55%	0.00%	(22.10)%
2021	14.66	87,538	1,283,493	1.22%	0.00%	4.92%
01/09/2020 - 12/31/2020	13.97	18,681	261,060	0.06%	0.00%	22.15%
BlackRock 60/40 Target Allocation ETF V.I. Class I
2022	$14.36	1,356,591	$19,478,331	2.37%	0.00%	(14.82)%
2021	16.86	998,968	16,839,818	2.37%	0.00%	11.99%
2020	15.05	667,393	10,045,689	2.47%	0.00%	14.67%
2019	13.13	250,553	3,288,960	3.81%	0.00%	21.41%
2018	10.81	79,395	858,434	1.10%	0.00%	(4.94)%
BlackRock Basic Value V.I. Class III
2022	$31.50	760,358	$23,952,268	1.19%	0.00%	(5.12)%
2021	33.20	762,559	25,319,078	1.12%	0.00%	21.34%
2020	27.36	780,279	21,351,585	2.08%	0.00%	3.13%
2019	26.53	778,206	20,648,537	2.19%	0.00%	23.53%
2018	21.48	812,181	17,445,030	1.53%	0.00%	(8.11)%
BlackRock Global Allocation V.I. Class I
2022	$11.77	184,286	$2,169,541	0.00%	0.00%	(15.86)%
2021	13.99	117,014	1,637,201	1.26%	0.00%	6.67%
01/15/2020 - 12/31/2020	13.12	36,869	483,578	2.96%	0.00%	19.54%
BlackRock Global Allocation V.I. Class III
2022	$26.83	2,437,935	$65,399,810	0.00%	0.00%	(16.07)%
2021	31.96	2,478,104	79,209,321	0.83%	0.00%	6.42%
2020	30.04	2,468,204	74,136,590	1.32%	0.00%	20.71%
2019	24.88	2,562,814	63,772,435	1.27%	0.00%	17.75%
2018	21.13	2,756,653	58,253,061	0.87%	0.00%	(7.58)%
BNY Mellon VIF Appreciation Service Shares
2022	$25.57	112,125	$2,867,155	0.44%	0.00%	(18.25)%
2021	31.28	108,442	3,392,171	0.17%	0.00%	26.77%
2020	24.68	70,603	1,742,139	0.55%	0.00%	23.38%
2019	20.00	58,055	1,161,046	0.89%	0.00%	35.78%
2018	14.73	38,044	560,348	1.04%	0.00%	(7.10)%
DFA VA International Small Institutional Class
2022	$12.33	211,639	$2,610,131	3.57%	0.00%	(17.64)%
01/29/2021 - 12/31/2021	14.98	97,424	1,458,929	7.79%	0.00%	15.35%
DFA VA International Value Institutional Class
2022	$12.97	131,227	$1,701,550	6.38%	0.00%	(3.46)%
2021	13.43	46,329	622,237	9.18%	0.00%	18.11%
2020	11.37	7,478	85,032	5.67%	0.00%	(1.76)%
12/20/2019 - 12/31/2019	11.58	11	128	0.00%	0.00%	0.33%
DFA VA Short-Term Fixed Institutional Class
2022	$9.87	335,692	$3,312,153	2.07%	0.00%	(1.16)%
01/29/2021 - 12/31/2021	9.98	93,975	938,063	0.01%	0.00%	(0.19)%
DFA VA US Large Value Institutional Class
2022	$13.96	232,418	$3,244,814	3.38%	0.00%	(4.88)%
2021	14.68	94,470	1,386,553	3.49%	0.00%	27.04%
01/29/2020 - 12/31/2020	11.55	21,979	253,935	5.63%	0.00%	1.40%
DFA VA US Targeted Value Institutional Class
2022	$16.54	124,298	$2,056,079	1.77%	0.00%	(4.21)%
2021	17.27	54,375	939,001	3.19%	0.00%	39.68%
03/30/2020 - 12/31/2020	12.36	10,798	133,495	5.08%	0.00%	72.00%

See Notes to Financial Statements	SA-67	See explanation of references on page SA-74

 PACIFIC SELECT EXEC SEPARATE ACCOUNT

 FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Fidelity VIP Bond Index Initial Class
2022	$8.60	865,735	$7,442,956	2.04%	0.00%	(13.19)%
01/29/2021 - 12/31/2021	9.90	284,249	2,815,077	2.23%	0.00%	(1.17)%
Fidelity VIP Bond Index Service Class 2
2022	$9.04	209,800	$1,896,545	1.70%	0.00%	(13.38)%
2021	10.44	119,613	1,248,288	1.32%	0.00%	(2.24)%
01/09/2020 - 12/31/2020	10.68	25,461	271,803	2.35%	0.00%	6.96%
Fidelity VIP Contrafund Initial Class
2022	$13.71	98,396	$1,349,090	0.65%	0.00%	(26.31)%
2021	18.61	45,407	844,882	0.04%	0.00%	27.83%
2020	14.56	20,132	293,026	0.23%	0.00%	30.57%
12/20/2019 - 12/31/2019	11.15	574	6,394	0.00%	0.00%	0.19%
Fidelity VIP Contrafund Service Class 2
2022	$44.31	1,557,366	$69,004,186	0.28%	0.00%	(26.49)%
2021	60.27	1,520,612	91,652,321	0.03%	0.00%	27.51%
2020	47.27	1,595,287	75,408,138	0.08%	0.00%	30.23%
2019	36.30	1,714,933	62,244,855	0.22%	0.00%	31.27%
2018	27.65	1,883,320	52,071,479	0.44%	0.00%	(6.64)%
Fidelity VIP Freedom 2010 Portfolio Service Class 2
2022	$18.15	52,410	$951,351	1.77%	0.00%	(13.66)%
2021	21.02	97,086	2,041,178	0.97%	0.00%	5.60%
2020	19.91	93,137	1,854,381	1.03%	0.00%	12.24%
2019	17.74	88,951	1,577,897	1.91%	0.00%	15.75%
2018	15.33	85,992	1,317,857	1.44%	0.00%	(4.26)%
Fidelity VIP Freedom 2015 Portfolio Service Class 2
2022	$18.82	129,749	$2,441,616	1.91%	0.00%	(14.79)%
2021	22.08	131,337	2,900,423	0.87%	0.00%	7.39%
2020	20.56	132,576	2,726,252	1.07%	0.00%	13.56%
2019	18.11	132,674	2,402,373	1.88%	0.00%	17.97%
2018	15.35	136,873	2,100,830	1.22%	0.00%	(5.28)%
Fidelity VIP Freedom 2020 Portfolio Service Class 2
2022	$19.03	299,268	$5,695,812	1.89%	0.00%	(15.97)%
2021	22.65	304,488	6,896,377	0.84%	0.00%	9.26%
2020	20.73	340,986	7,068,269	0.96%	0.00%	14.72%
2019	18.07	446,994	8,076,758	1.76%	0.00%	19.88%
2018	15.07	458,084	6,904,613	1.20%	0.00%	(6.08)%
Fidelity VIP Freedom 2025 Portfolio Initial Class
2022	$10.90	7,488	$81,656	2.48%	0.00%	(16.43)%
11/03/2021 - 12/31/2021	13.05	1,589	20,733	6.30%	0.00%	0.01%
Fidelity VIP Freedom 2025 Portfolio Service Class 2
2022	$20.33	651,209	$13,238,328	1.82%	0.00%	(16.64)%
2021	24.39	652,495	15,911,937	0.84%	0.00%	10.55%
2020	22.06	651,352	14,368,350	0.99%	0.00%	15.68%
2019	19.07	699,574	13,340,689	1.98%	0.00%	21.51%
2018	15.69	575,427	9,030,556	1.27%	0.00%	(6.78)%
Fidelity VIP Freedom 2030 Portfolio Initial Class
2022	$11.97	38,054	$455,648	1.97%	0.00%	(16.87)%
2021	14.40	25,911	373,220	1.34%	0.00%	12.37%
01/28/2020 - 12/31/2020	12.82	8,184	104,900	1.35%	0.00%	16.05%
Fidelity VIP Freedom 2030 Portfolio Service Class 2
2022	$20.62	679,338	$14,007,077	1.73%	0.00%	(17.09)%
2021	24.87	767,355	19,082,254	0.92%	0.00%	12.07%
2020	22.19	676,116	15,002,539	0.99%	0.00%	16.64%
2019	19.02	705,639	13,423,558	1.88%	0.00%	24.11%
2018	15.33	633,972	9,717,247	1.06%	0.00%	(8.05)%
Fidelity VIP Freedom 2035 Portfolio Initial Class
2022	$12.56	182,222	$2,288,577	2.76%	0.00%	(17.69)%
2021	15.26	48,239	736,083	1.57%	0.00%	15.46%
02/10/2020 - 12/31/2020	13.22	14,876	196,612	2.74%	0.00%	16.38%

See Notes to Financial Statements	SA-68	See explanation of references on page SA-74

 PACIFIC SELECT EXEC SEPARATE ACCOUNT

 FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Fidelity VIP Freedom 2035 Portfolio Service Class 2
2022	$22.75	623,923	$14,193,324	1.53%	0.00%	(17.89)%
2021	27.70	588,023	16,290,796	0.80%	0.00%	15.18%
2020	24.05	587,688	14,136,214	0.91%	0.00%	17.96%
2019	20.39	564,887	11,519,396	1.74%	0.00%	27.13%
2018	16.04	465,513	7,467,048	1.02%	0.00%	(9.50)%
Fidelity VIP Freedom 2045 Portfolio Initial Class
2022	$12.95	159,552	$2,066,404	2.00%	0.00%	(18.25)%
2021	15.84	71,119	1,126,727	1.56%	0.00%	17.83%
01/21/2020 - 12/31/2020	13.45	10,512	141,337	2.46%	0.00%	16.84%
Fidelity VIP Freedom 2045 Portfolio Service Class 2
2022	$23.59	605,979	$14,296,942	1.45%	0.00%	(18.45)%
2021	28.93	516,728	14,949,963	0.70%	0.00%	17.53%
2020	24.62	509,138	12,533,196	0.79%	0.00%	18.97%
2019	20.69	493,443	10,210,423	1.70%	0.00%	28.25%
2018	16.13	411,180	6,634,010	1.00%	0.00%	(10.13)%
Fidelity VIP Freedom 2055 Portfolio Initial Class (4)
09/29/2022 - 12/31/2022	$9.52	531	$5,057	7.92%	0.00%	10.02%
Fidelity VIP Freedom Income Portfolio Initial Class
2022	$10.33	18,902	$195,180	2.30%	0.00%	(12.05)%
2021	11.74	14,195	166,648	1.27%	0.00%	3.35%
01/15/2020 - 12/31/2020	11.36	5,783	65,689	2.24%	0.00%	9.55%
Fidelity VIP Freedom Income Portfolio Service Class 2
2022	$15.77	147,446	$2,325,271	1.99%	0.00%	(12.26)%
2021	17.97	148,323	2,665,951	0.82%	0.00%	3.03%
2020	17.45	156,764	2,734,872	1.20%	0.00%	10.29%
2019	15.82	91,392	1,445,712	1.85%	0.00%	11.63%
2018	14.17	96,545	1,368,061	1.48%	0.00%	(2.27)%
Fidelity VIP Government Money Market Service Class
2022	$10.60	28,088,730	$297,603,125	1.43%	0.00%	1.36%
2021	10.45	18,385,177	192,174,551	0.01%	0.00%	0.01%
2020	10.45	22,555,301	235,739,053	0.23%	0.00%	0.28%
2019	10.42	15,544,800	162,012,845	1.89%	0.00%	1.92%
2018	10.23	18,262,361	186,755,419	1.55%	0.00%	1.55%
Fidelity VIP Growth Initial Class (4)
02/23/2022 - 12/31/2022	$12.07	4,378	$52,849	0.42%	0.00%	(10.71)%
Fidelity VIP Growth Service Class 2
2022	$53.31	633,394	$33,765,959	0.32%	0.00%	(24.64)%
2021	70.74	485,699	34,360,111	0.00%	0.00%	22.90%
2020	57.56	407,079	23,431,734	0.03%	0.00%	43.55%
2019	40.10	282,546	11,329,627	0.05%	0.00%	33.98%
2018	29.93	312,428	9,350,793	0.04%	0.00%	(0.43)%
Fidelity VIP International Index Initial Class
2022	$11.28	830,276	$9,367,983	2.97%	0.00%	(16.02)%
01/08/2021 - 12/31/2021	13.43	330,515	4,440,463	7.07%	0.00%	3.92%
Fidelity VIP International Index Service Class 2
2022	$11.32	151,323	$1,712,573	2.90%	0.00%	(16.21)%
2021	13.51	64,244	867,740	4.17%	0.00%	7.48%
2020	12.57	15,287	192,121	2.38%	0.00%	10.34%
12/13/2019 - 12/31/2019	11.39	253	2,878	0.00%	0.00%	1.52%
Fidelity VIP Mid Cap Initial Class
2022	$14.32	169,146	$2,421,640	0.64%	0.00%	(14.74)%
2021	16.79	102,531	1,721,770	0.94%	0.00%	25.60%
01/09/2020 - 12/31/2020	13.37	41,645	556,783	0.81%	0.00%	18.23%
Fidelity VIP Mid Cap Service Class 2
2022	$42.01	906,703	$38,088,746	0.27%	0.00%	(14.97)%
2021	49.40	914,255	45,165,901	0.37%	0.00%	25.31%
2020	39.42	961,905	37,923,043	0.40%	0.00%	17.87%
2019	33.45	948,657	31,731,256	0.68%	0.00%	23.17%
2018	27.16	997,903	27,099,060	0.40%	0.00%	(14.77)%
Fidelity VIP Total Market Index Initial Class
2022	$13.08	2,543,208	$33,264,322	1.89%	0.00%	(19.22)%
01/08/2021 - 12/31/2021	16.19	889,753	14,406,226	3.73%	0.00%	22.81%

See Notes to Financial Statements	SA-69	See explanation of references on page SA-74

 PACIFIC SELECT EXEC SEPARATE ACCOUNT

 FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Fidelity VIP Total Market Index Service Class 2
2022	$13.81	226,084	$3,121,803	1.37%	0.00%	(19.41)%
2021	17.13	130,356	2,233,548	1.50%	0.00%	25.38%
01/07/2020 - 12/31/2020	13.67	20,080	274,414	3.14%	0.00%	19.77%
Fidelity VIP Value Strategies Service Class 2
2022	$37.18	328,243	$12,202,623	0.93%	0.00%	(7.35)%
2021	40.12	293,299	11,768,353	1.33%	0.00%	33.34%
2020	30.09	221,860	6,676,066	1.08%	0.00%	8.02%
2019	27.86	210,186	5,855,139	1.48%	0.00%	34.10%
2018	20.77	201,665	4,189,319	0.72%	0.00%	(17.50)%
Templeton Foreign VIP Class 1
2022	$10.96	56,077	$614,757	3.26%	0.00%	(7.39)%
2021	11.84	35,569	421,025	1.77%	0.00%	4.44%
01/27/2020 - 12/31/2020	11.33	13,918	157,744	3.16%	0.00%	1.95%
Templeton Foreign VIP Class 2
2022	$12.70	1,400,234	$17,777,563	3.02%	0.00%	(7.61)%
2021	13.74	1,686,933	23,180,484	1.88%	0.00%	4.16%
2020	13.19	1,726,026	22,770,787	3.38%	0.00%	(1.16)%
2019	13.35	1,551,281	20,705,105	1.73%	0.00%	12.53%
2018	11.86	1,657,982	19,665,437	2.68%	0.00%	(15.44)%
Templeton Global Bond VIP Class 1
2022	$8.74	36,762	$321,127	0.00%	0.00%	(4.85)%
2021	9.18	23,537	216,072	0.00%	0.00%	(4.62)%
2020	9.63	9,809	94,414	7.63%	0.00%	(5.07)%
12/13/2019 - 12/31/2019	10.14	284	2,880	0.00%	0.00%	1.58%
Templeton Global Bond VIP Class 2
2022	$11.07	1,969,071	$21,796,156	0.00%	0.00%	(4.95)%
2021	11.65	2,172,036	25,295,073	0.00%	0.00%	(4.99)%
2020	12.26	2,329,588	28,555,604	8.34%	0.00%	(5.28)%
2019	12.94	3,215,145	41,607,808	7.09%	0.00%	2.01%
2018	12.69	3,267,408	41,449,773	0.00%	0.00%	1.94%
Janus Henderson Enterprise Institutional Shares
2022	$12.79	36,682	$469,295	0.19%	0.00%	(15.94)%
2021	15.22	16,513	251,331	0.28%	0.00%	16.83%
2020	13.03	7,943	103,470	0.06%	0.00%	19.47%
12/31/2019 - 12/31/2019	10.90	195	2,126	0.00%	0.00%	0.95%
Janus Henderson Enterprise Service Shares
2022	$44.44	722,444	$32,106,111	0.08%	0.00%	(16.15)%
2021	53.00	748,043	39,646,452	0.24%	0.00%	16.54%
2020	45.48	826,116	37,569,643	0.00%	0.00%	19.18%
2019	38.16	888,143	33,889,504	0.05%	0.00%	35.16%
2018	28.23	808,957	22,838,668	0.11%	0.00%	(0.66)%
Janus Henderson Overseas Institutional Shares
2022	$14.44	43,658	$630,271	1.93%	0.00%	(8.60)%
2021	15.80	33,503	529,214	2.46%	0.00%	13.58%
02/28/2020 - 12/31/2020	13.91	1,548	21,529	2.22%	0.00%	29.70%
Janus Henderson Overseas Service Shares
2022	$14.12	1,769,088	$24,975,436	1.69%	0.00%	(8.84)%
2021	15.49	1,798,949	27,858,471	1.10%	0.00%	13.29%
2020	13.67	1,354,016	18,508,941	1.22%	0.00%	16.02%
2019	11.78	1,412,667	16,643,856	1.84%	0.00%	26.71%
2018	9.30	1,477,959	13,742,893	1.39%	0.00%	(15.14)%
Lazard Retirement Global Dynamic Multi-Asset Investor Shares
2022	$10.10	24,562	$248,052	0.24%	0.00%	(17.28)%
03/16/2021 - 12/31/2021	12.21	20,914	255,342	4.24%	0.00%	11.09%
Lazard Retirement Global Dynamic Multi-Asset Service Shares
2022	$12.95	105,258	$1,362,686	0.08%	0.00%	(17.38)%
2021	15.67	107,169	1,679,197	2.75%	0.00%	11.94%
2020	14.00	107,429	1,503,771	0.61%	0.00%	0.81%
2019	13.89	106,485	1,478,601	0.05%	0.00%	17.79%
2018	11.79	123,198	1,452,341	1.41%	0.00%	(6.57)%

See Notes to Financial Statements	SA-70	See explanation of references on page SA-74

 PACIFIC SELECT EXEC SEPARATE ACCOUNT

 FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Lazard Retirement International Equity Service Shares
2022	$10.22	221,020	$2,258,317	3.82%	0.00%	(15.01)%
2021	12.02	180,005	2,164,035	0.99%	0.00%	5.83%
2020	11.36	153,907	1,748,302	2.40%	0.00%	8.24%
2019	10.49	100,044	1,049,940	0.40%	0.00%	21.00%
06/06/2018 - 12/31/2018	8.67	38,623	334,977	5.98%	0.00%	(13.91)%
ClearBridge Variable Aggressive Growth - Class I
2022	$10.92	24,976	$272,831	0.52%	0.00%	(26.41)%
2021	14.84	9,297	138,013	0.16%	0.00%	10.30%
01/21/2020 - 12/31/2020	13.46	3,395	45,692	2.65%	0.00%	14.99%
ClearBridge Variable Aggressive Growth - Class II
2022	$25.77	783,592	$20,194,583	0.00%	0.00%	(26.59)%
2021	35.10	750,617	26,350,350	0.17%	0.00%	10.04%
2020	31.90	768,784	24,525,441	0.59%	0.00%	17.73%
2019	27.10	831,329	22,526,620	0.78%	0.00%	24.75%
2018	21.72	819,363	17,798,047	0.36%	0.00%	(8.57)%
ClearBridge Variable Mid-Cap - Class I
2022	$12.41	127,333	$1,580,762	0.49%	0.00%	(25.31)%
2021	16.62	52,664	875,379	0.02%	0.00%	28.71%
01/07/2020 - 12/31/2020	12.91	5,857	75,643	0.59%	0.00%	15.05%
ClearBridge Variable Mid Cap - Class II
2022	$27.81	452,756	$12,588,974	0.10%	0.00%	(25.50)%
2021	37.32	452,923	16,904,958	0.03%	0.00%	28.39%
2020	29.07	489,764	14,238,324	0.03%	0.00%	15.10%
2019	25.26	805,291	20,339,440	0.36%	0.00%	32.65%
2018	19.04	475,548	9,054,596	0.17%	0.00%	(12.80)%
ClearBridge Variable Small Cap Growth - Class I
2022	$13.44	58,177	$781,961	0.00%	0.00%	(28.85)%
05/20/2021 - 12/31/2021	18.89	22,077	417,031	0.00%	0.00%	6.78%
Western Asset Variable Global High Yield Bond - Class I (4)
09/01/2022 - 12/31/2022	$9.62	752	$7,237	See Note (5)	0.00%	1.17%
Western Asset Variable Global High Yield Bond - Class II
2022	$11.59	63,180	$731,994	6.77%	0.00%	(13.87)%
2021	13.45	59,194	796,217	4.69%	0.00%	1.04%
2020	13.31	51,140	680,779	4.58%	0.00%	7.12%
2019	12.43	40,942	508,800	5.07%	0.00%	14.01%
2018	10.90	38,884	423,830	4.58%	0.00%	(4.16)%
Lord Abbett Bond Debenture Class VC
2022	$12.82	1,647,692	$21,128,277	4.62%	0.00%	(12.80)%
2021	14.71	1,714,906	25,218,575	3.18%	0.00%	3.28%
2020	14.24	1,615,840	23,007,706	4.09%	0.00%	7.30%
2019	13.27	1,428,573	18,956,660	4.33%	0.00%	13.35%
2018	11.71	1,138,822	13,331,485	5.68%	0.00%	(4.02)%
Lord Abbett Developing Growth Class VC
2022	$27.85	473,624	$13,191,514	0.00%	0.00%	(35.98)%
2021	43.51	541,014	23,538,126	0.00%	0.00%	(2.75)%
2020	44.74	994,259	44,479,268	0.00%	0.00%	72.60%
2019	25.92	952,892	24,698,255	0.00%	0.00%	31.77%
2018	19.67	885,228	17,413,049	0.00%	0.00%	4.88%
Lord Abbett Fundamental Equity Class VC
2022	$26.23	237,945	$6,241,468	1.10%	0.00%	(11.98)%
2021	29.80	243,177	7,247,089	0.87%	0.00%	27.31%
2020	23.41	249,608	5,842,896	1.27%	0.00%	1.77%
2019	23.00	283,051	6,510,284	1.27%	0.00%	21.51%
2018	18.93	291,903	5,525,168	1.50%	0.00%	(8.16)%
Lord Abbett Total Return Class VC
2022	$10.97	7,200,099	$78,988,980	3.27%	0.00%	(14.05)%
2021	12.76	5,425,740	69,251,584	2.08%	0.00%	(0.24)%
2020	12.79	4,694,892	60,070,342	2.44%	0.00%	7.43%
2019	11.91	4,631,369	55,161,023	2.83%	0.00%	8.41%
2018	10.99	4,155,870	45,658,033	3.07%	0.00%	(1.03)%

See Notes to Financial Statements	SA-71	See explanation of references on page SA-74

 PACIFIC SELECT EXEC SEPARATE ACCOUNT

 FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
M Capital Appreciation
2022	$120.08	538,829	$64,703,779	0.00%	0.00%	(18.14)%
2021	146.69	537,901	78,904,888	0.00%	0.00%	17.74%
2020	124.59	566,253	70,550,131	0.00%	0.00%	17.73%
2019	105.83	573,228	60,664,838	0.33%	0.00%	28.85%
2018	82.13	613,966	50,426,895	0.28%	0.00%	(14.15)%
M International Equity
2022	$39.60	1,854,090	$73,430,733	2.72%	0.00%	(14.16)%
2021	46.14	1,894,291	87,396,067	2.48%	0.00%	11.05%
2020	41.55	1,853,817	77,020,686	1.81%	0.00%	8.90%
2019	38.15	1,757,542	67,054,924	2.95%	0.00%	20.32%
2018	31.71	1,609,349	51,029,338	1.33%	0.00%	(20.57)%
M Large Cap Growth
2022	$94.16	677,928	$63,830,638	0.00%	0.00%	(25.41)%
2021	126.23	672,284	84,862,759	0.00%	0.00%	21.49%
2020	103.90	682,386	70,898,715	0.00%	0.00%	28.89%
2019	80.61	770,602	62,116,514	0.00%	0.00%	36.09%
2018	59.23	795,354	47,108,763	0.00%	0.00%	(4.95)%
M Large Cap Value
2022	$41.55	992,337	$41,227,881	2.06%	0.00%	(1.45)%
2021	42.16	986,020	41,568,299	1.70%	0.00%	30.01%
2020	32.43	891,099	28,895,941	2.08%	0.00%	(3.16)%
2019	33.49	863,778	28,924,514	1.73%	0.00%	21.52%
2018	27.56	924,495	25,476,059	1.42%	0.00%	(12.07)%
MFS New Discovery Series - Initial Class
2022	$11.79	116,661	$1,374,861	0.00%	0.00%	(29.76)%
2021	16.78	77,203	1,295,288	0.00%	0.00%	1.80%
2020	16.48	21,541	355,012	0.00%	0.00%	45.89%
12/13/2019 - 12/31/2019	11.30	385	4,353	0.00%	0.00%	2.37%
MFS New Discovery Series - Service Class
2022	$34.87	583,823	$20,360,331	0.00%	0.00%	(29.99)%
2021	49.82	667,183	33,236,695	0.00%	0.00%	1.57%
2020	49.05	606,632	29,752,274	0.00%	0.00%	45.58%
2019	33.69	876,290	29,521,030	0.00%	0.00%	41.27%
2018	23.85	580,128	13,833,900	0.00%	0.00%	(1.72)%
MFS Total Return Series - Initial Class
2022	$12.26	82,080	$1,005,966	1.91%	0.00%	(9.58)%
2021	13.55	57,707	782,213	1.50%	0.00%	14.12%
01/08/2020 - 12/31/2020	11.88	22,457	266,752	3.11%	0.00%	9.59%
MFS Utilities Series - Initial Class
2022	$13.07	6,896	$90,123	3.03%	0.00%	0.76%
2021	12.97	3,153	40,899	1.66%	0.00%	14.09%
02/24/2020 - 12/31/2020	11.37	1,839	20,910	3.15%	0.00%	0.39%
MFS Utilities Series - Service Class
2022	$28.10	579,708	$16,287,049	2.24%	0.00%	0.48%
2021	27.96	557,262	15,581,825	1.53%	0.00%	13.82%
2020	24.57	558,416	13,717,885	2.18%	0.00%	5.62%
2019	23.26	599,411	13,941,187	3.80%	0.00%	24.80%
2018	18.64	600,878	11,198,065	0.85%	0.00%	0.81%
MFS Value Series - Initial Class
2022	$13.75	267,243	$3,674,149	1.51%	0.00%	(5.91)%
2021	14.61	164,655	2,405,870	1.84%	0.00%	25.45%
2020	11.65	36,938	430,224	1.74%	0.00%	3.48%
12/13/2019 - 12/31/2019	11.26	384	4,323	0.00%	0.00%	1.65%
MFS Value Series - Service Class
2022	$18.27	1,531,545	$27,984,916	1.16%	0.00%	(6.14)%
2021	19.47	1,734,171	33,761,284	1.14%	0.00%	25.16%
2020	15.56	1,750,462	27,228,478	1.31%	0.00%	3.22%
2019	15.07	1,517,487	22,867,919	2.00%	0.00%	29.51%
2018	11.64	1,340,620	15,599,821	1.27%	0.00%	(10.36)%
MFS VIT II Government Securities - Initial Class
2022	$8.67	40	$348	0.17%	0.00%	(12.26)%
05/19/2021 - 12/31/2021	9.88	3,691	36,471	3.60%	0.00%	0.38%

See Notes to Financial Statements	SA-72	See explanation of references on page SA-74

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
MFS VIT II Research International - Initial Class (4)
09/29/2022 - 12/31/2022	$12.38	3,014	$37,313	0.00%	0.00%	15.27%
MFS VIT III Blended Research Small Cap Equity - Initial Class (4)
02/23/2022 - 12/31/2022	$14.82	393	$5,832	0.40%	0.00%	(10.17)%
MFS VIT III Global Real Estate - Initial Class (4)
11/22/2022 - 12/31/2022	$12.01	1,925	$23,126	0.00%	0.00%	(1.92)%
Neuberger Berman Sustainable Equity Class I
2022	$24.66	61,513	$1,516,850	0.42%	0.00%	(18.45)%
2021	30.24	70,149	2,121,192	0.39%	0.00%	23.48%
2020	24.49	31,392	768,762	0.65%	0.00%	19.56%
2019	20.48	28,899	591,916	0.39%	0.00%	25.88%
2018	16.27	36,387	592,049	0.50%	0.00%	(5.73)%
PIMCO CommodityRealReturn Strategy - Institutional Class (4)
12/20/2022 - 12/31/2022	$20.09	382	$7,670	0.00%	0.00%	0.88%
PIMCO Global Managed Asset Allocation - Advisor Class
2022	$13.41	449,370	$6,024,403	1.92%	0.00%	(18.40)%
2021	16.43	458,217	7,527,894	2.34%	0.00%	12.60%
2020	14.59	500,806	7,306,765	7.86%	0.00%	16.71%
2019	12.50	544,179	6,802,653	2.08%	0.00%	16.96%
2018	10.69	557,552	5,959,129	1.59%	0.00%	(5.61)%
PIMCO Global Managed Asset Allocation - Institutional Class
2022	$11.62	12,066	$140,165	2.28%	0.00%	(18.17)%
2021	14.20	8,956	127,149	2.17%	0.00%	12.77%
03/31/2020 - 12/31/2020	12.59	1,244	15,665	5.99%	0.00%	35.99%
PIMCO Income - Administrative Class
2022	$11.00	1,261,667	$13,876,684	3.93%	0.00%	(7.69)%
2021	11.92	481,383	5,735,954	2.90%	0.00%	2.00%
2020	11.68	365,721	4,272,481	4.62%	0.00%	6.52%
2019	10.97	281,310	3,085,100	3.52%	0.00%	8.58%
06/05/2018 - 12/31/2018	10.10	29,702	299,995	3.49%	0.00%	0.92%
Royce Micro-Cap Service Class
2022	$18.59	184,500	$3,429,781	0.00%	0.00%	(22.65)%
2021	24.03	287,104	6,900,010	0.00%	0.00%	29.52%
2020	18.56	154,444	2,865,750	0.00%	0.00%	23.55%
2019	15.02	150,104	2,254,252	0.00%	0.00%	19.24%
2018	12.60	165,710	2,087,141	0.00%	0.00%	(9.29)%
State Street Total Return V.I.S. Class 3
2022	$18.08	119,929	$2,168,740	0.42%	0.00%	(16.72)%
2021	21.71	117,021	2,540,981	1.89%	0.00%	13.20%
2020	19.18	112,832	2,164,302	1.73%	0.00%	6.14%
2019	18.07	114,403	2,067,528	3.28%	0.00%	15.57%
2018	15.64	69,217	1,082,397	1.65%	0.00%	(6.61)%
T. Rowe Price Blue Chip Growth - I
2022	$10.74	608,082	$6,532,340	0.00%	0.00%	(38.50)%
2021	17.47	358,337	6,259,460	0.00%	0.00%	17.62%
2020	14.85	133,197	1,978,125	0.00%	0.00%	34.28%
12/05/2019 - 12/31/2019	11.06	679	7,511	0.00%	0.00%	3.72%
T. Rowe Price Blue Chip Growth - II
2022	$43.80	2,692,089	$117,917,811	0.00%	0.00%	(38.66)%
2021	71.41	2,701,478	192,915,011	0.00%	0.00%	17.33%
2020	60.86	2,952,258	179,684,418	0.00%	0.00%	33.92%
2019	45.45	3,267,610	148,508,466	0.00%	0.00%	29.58%
2018	35.07	3,211,817	112,652,770	0.00%	0.00%	1.65%
T. Rowe Price Equity Income - I
2022	$13.98	249,279	$3,485,947	2.03%	0.00%	(3.34)%
2021	14.47	158,982	2,300,096	1.73%	0.00%	25.55%
2020	11.52	72,266	832,759	2.91%	0.00%	1.18%
12/05/2019 - 12/31/2019	11.39	519	5,907	13.99%	0.00%	3.75%

See Notes to Financial Statements	SA-73	See explanation of references on page SA-74

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
T. Rowe Price Equity Income - II
2022	$32.85	2,775,532	$91,180,905	1.67%	0.00%	(3.59)%
2021	34.07	2,808,577	95,697,910	1.38%	0.00%	25.22%
2020	27.21	3,012,637	81,979,353	2.10%	0.00%	0.96%
2019	26.95	3,107,815	83,767,750	2.11%	0.00%	26.04%
2018	21.38	2,901,473	62,046,998	1.79%	0.00%	(9.69)%
VanEck VIP Global Resources Initial Class
2022	$25.47	1,219,933	$31,071,404	1.62%	0.00%	8.39%
2021	23.50	1,360,277	31,963,053	0.43%	0.00%	18.92%
2020	19.76	1,360,028	26,873,203	0.95%	0.00%	19.11%
2019	16.59	1,438,768	23,867,490	0.00%	0.00%	11.87%
2018	14.83	1,419,346	21,047,322	0.00%	0.00%	(28.28)%
Vanguard VIF High Yield Bond
2022	$10.23	251,818	$2,575,713	4.12%	0.00%	(9.36)%
01/13/2021 - 12/31/2021	11.29	114,453	1,291,612	0.14%	0.00%	3.81%
Vanguard VIF Mid-Cap Index
2022	$12.60	1,258,689	$15,860,941	0.90%	0.00%	(18.82)%
2021	15.52	510,086	7,917,856	0.31%	0.00%	24.36%
2020	12.48	42,997	536,700	0.59%	0.00%	18.07%
12/20/2019 - 12/31/2019	10.57	24	256	0.00%	0.00%	0.29%
Vanguard VIF Real Estate Index
2022	$9.79	425,573	$4,166,142	1.51%	0.00%	(26.30)%
2021	13.28	156,943	2,084,552	0.80%	0.00%	40.21%
02/03/2020 - 12/31/2020	9.47	22,735	215,375	0.29%	0.00%	(6.22)%
Vanguard VIF Total Bond Market Index (4)
09/02/2022 - 12/31/2022	$9.15	69,232	$633,219	0.00%	0.00%	(2.37)%
Vanguard VIF Total Stock Market Index (4)
09/01/2022 - 12/31/2022	$13.87	2,000	$27,744	0.00%	0.00%	(2.91)%

(1)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios, divided by the average daily net assets (See Note 3 in Notes to Financial Statements). These ratios exclude those expenses, such as mortality and expense risk ("M&E") fees that are assessed against policyholder accounts, either through reductions in the unit values or the redemption of units. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized.
(2)	There are no policy fees or expenses of the Separate Account that result in a direct reduction of unit values for each period indicated. The expense ratios exclude expenses of the underlying portfolios in which the variable accounts invest and charges made directly to policyholder accounts through the redemption of units (See Note 4 in Notes to Financial Statements).
(3)	Total returns reflect changes in unit values of the underlying portfolios and do not include deductions at the separate account or policy level for any M&E fees, cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges, or other charges that may be incurred under a policy which, if incurred, would have resulted in lower returns. Total returns are calculated for each period indicated and are not annualized for periods of less than one full year.
(4)	Operations commenced or resumed during 2022 (See Note 1 in Notes to Financial Statements).
(5)	The annualized investment income ratio for the Western Asset Variable Global High Yield Bond - Class I Variable Account was 28.86%. The high investment income ratio was due to a large purchase received shortly before the annual investment income distribution in December 2022.

See Notes to Financial Statements	SA-74

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

The Pacific Select Exec Separate Account (the “Separate Account”) of Pacific Life Insurance Company (“Pacific Life”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account consists of subaccounts (each, a “Variable Account” and collectively, the “Variable Accounts”) which invest in shares of corresponding portfolios (each, a “Portfolio” and collectively, the “Portfolios”) of registered investment management companies (each, a “Fund” and collectively, the “Funds”). As of December 31, 2022, the Fund investment options are Pacific Select Fund (See Note 4), AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., American Funds Insurance Series®, BlackRock Variable Series Funds, Inc., BNY Mellon Variable Investment Fund, DFA Investment Dimensions Group Inc., Fidelity Variable Insurance Products Funds, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Lord Abbett Series Fund, Inc., M Fund, Inc., MFS Variable Insurance Trust, MFS Variable Insurance Trust II, MFS Variable Insurance Trust III, Neuberger Berman Advisers Management Trust, PIMCO Variable Insurance Trust, Royce Capital Fund, State Street Variable Insurance Series Funds, Inc., T. Rowe Price Equity Series, Inc., VanEck VIP Trust, and Vanguard Variable Insurance Fund. The Variable Accounts which have not commenced operations as of December 31, 2022 are not presented in this annual report.

Each Portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements.

The following Variable Accounts changed names during 2022:

Current Variable Account Names	Former Variable Account Names
Large-Cap Core Class I	Main Street Core Class I
Large-Cap Core Class P	Main Street Core Class P
PSF Avantis Balanced Allocation Class D	PSF DFA Balanced Allocation Class D
PSF Avantis Balanced Allocation Class P	PSF DFA Balanced Allocation Class P
Invesco V.I. EQV International Equity Series I	Invesco V.I. International Growth Series I
Invesco V.I. EQV International Equity Series II	Invesco V.I. International Growth Series II

The following Variable Accounts commenced or resumed operations during 2022:

	Commenced		Commenced
	or Resumed		or Resumed
Variable Accounts	Operations on	Variable Accounts	Operations on
Intermediate Bond Class P	August 4, 2022	Western Asset Variable Global High Yield Bond - Class I	September 1, 2022
Large-Cap Growth Class P	July 22, 2022	MFS VIT II Research International - Initial Class	September 29, 2022
International Growth Class P	November 2, 2022	MFS VIT III Blended Research Small Cap Equity - Initial Class	February 23, 2022
ESG Diversified Growth Class P	June 1, 2022	MFS VIT III Global Real Estate - Initial Class	November 22, 2022
American Century Inflation Protection Class I	November 22, 2022	PIMCO CommodityRealReturn Strategy - Institutional Class	December 20, 2022
American Funds IS Capital World Bond Class 2	September 29, 2022	Vanguard VIF Total Bond Market Index	September 2, 2022
Fidelity VIP Freedom 2055 Portfolio Initial Class	September 29, 2022	Vanguard VIF Total Stock Market Index	September 1, 2022
Fidelity VIP Growth Initial Class	February 23, 2022

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance policies, are obligations of Pacific Life.

The Separate Account funds individual modified single premium, flexible premium, and last survivor flexible premium variable life insurance policies issued by Pacific Life. The investments of the Separate Account are carried at fair value.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Separate Account qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to Investment Companies Topic of U.S. GAAP.

A. Valuation of Investments

The fair value of the Variable Account’s investments in mutual funds is based on the computed net asset values (“NAV”) of the corresponding Portfolios, which are obtained from the transfer agents or Fund companies and reflect the fair values of the Portfolio investments. The NAV is calculated daily upon the close of the New York Stock Exchange and is based on the fair values of the underlying securities. Valuation of the underlying securities is discussed in the notes to the Funds’ financial statements.

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

B. Security Transactions and Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividends and capital gain distributions, if any, from mutual fund investments are recorded on the ex-dividend date.

C. Federal Income Taxes

The operations of the Separate Account are included within the total operations of Pacific Life, which files income tax returns as part of the Pacific Mutual Holding Company consolidated federal income tax return. Under the current tax law, no federal income taxes are expected to be paid with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law.

3. DIVIDENDS AND DISTRIBUTIONS FROM MUTUAL FUND INVESTMENTS

All dividend and capital gain distributions, if any, received from the Portfolios are reinvested in additional full and fractional shares of the related Portfolios and are recorded by the Variable Accounts on the ex-dividend date.

Each of the Portfolios in the Pacific Select Fund is treated as a partnership for federal income tax purposes only (the “Partnership Portfolios"). The Partnership Portfolios are not required to distribute taxable income and capital gains for federal income tax purposes. Therefore, no dividend or capital gain distributions were received from any Portfolios in the Pacific Select Fund nor were they recorded by the applicable Variable Accounts in the Statements of Operations for the year or period ended December 31, 2022.

4. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS

Pacific Life makes certain deductions from the net assets of each Variable Account through a redemption of units for charges for the mortality and expense risks ("M&E") and administrative expenses Pacific Life assumes, cost of insurance, charges for optional benefits provided by rider and any applicable surrender charges, and are shown as a decrease in net assets in the accompanying Statements of Changes in Net Assets. The mortality risk assumed by Pacific Life is the risk that those insured may die sooner than anticipated, resulting in Pacific Life paying an aggregate amount of death benefits greater than anticipated. The expense risk assumed is that expenses incurred in issuing and administering the policies will exceed the amounts realized from the administrative fees assessed against the policies. The cost of insurance charge is the primary charge under the policy for the death benefit provided by Pacific Life which may vary by policy based on underwriting criteria. For some policies, a surrender charge is imposed if the policy is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual policy. Most policies offer optional benefits that can be added to the policy by rider. The charges for riders can range depending on the individual policy. All of the fees described above are assessed directly to each policyholder account through a redemption of units. Surrender charges are included in policy benefits and terminations; and charges for M&E, administrative expenses, cost of insurance, and optional benefits provided by rider are included in policy maintenance charges in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by Pacific Life and are not reflected in the accompanying financial statements.

In addition to charges and expenses described above, the Variable Accounts also indirectly bear a portion of the operating expenses of the applicable Portfolios in which they invest.

With respect to variable life insurance policies funded by the Separate Account, Pacific Life makes certain deductions from premiums before amounts are allocated to the Separate Account to help pay costs of distributing the policies and to pay state and local premium taxes, and any other taxes that might be imposed, and to compensate Pacific Life for certain costs or loss of investment opportunities resulting from amortization and delayed recognition of certain policy expenses for federal income tax purposes. These deductions are not reflected in the accompanying financial statements.

The assets of certain Variable Accounts invest in Class D, Class I, or Class P shares of the corresponding Portfolios of the Pacific Select Fund ("PSF"). Each Portfolio of PSF pays an advisory fee to Pacific Life Fund Advisors LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to PSF's Investment Advisory Agreement and pays a class-specific non-12b-1 service fee for Class I shares and a class-specific 12b-1 distribution and service fee for Class D shares to Pacific Select Distributors, LLC ("PSD"), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under PSF's non-12b-1 Service Plan and 12b-1 Distribution and Service Plan. Each Portfolio of PSF also compensates Pacific Life and PLFA on an approximate cost basis pursuant to PSF Administration and Support Services Agreement for providing services to PSF that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and distribution and/or service fee rates are disclosed in the notes to financial statements of PSF. For the year ended December 31, 2022, PLFA received net advisory fees from the Portfolios of PSF at effective annual rates ranging from 0.05% to 0.90%, and PSD received a non-12b-1 service fee of 0.20% on Class I shares only and a 12b-1 service fee of 0.20% and a distribution fee of 0.05% on Class D shares only, all of which are based on the average daily net assets of each Portfolio.

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

5. RELATED PARTY AGREEMENT

PSD serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

6. FAIR VALUE MEASUREMENTS

The Variable Accounts characterize their holdings in the Portfolios as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels:

Level 1 – Quoted prices (unadjusted) in active markets for identical holdings

Level 2 – Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

Level 3 – Significant unobservable inputs that are not corroborated by observable market data

The inputs or methodologies used for valuing the Variable Accounts' holdings are not necessarily an indication of risks associated with investing in those holdings. As of December 31, 2022, the Variable Accounts' holdings as presented in the Investments section were all categorized as Level 1 under the three-tier hierarchy of inputs.

7. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year or period ended December 31, 2022 and 2021 were as follows:

	2022			2021
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Core Income Class I	96,288	(103,400)	(7,112)	156,493	(214,982)	(58,489)
Core Income Class P	862	(2,310)	(1,448)	1,612	(148)	1,464
Diversified Bond Class I	934,705	(1,753,695)	(818,990)	1,452,409	(1,174,796)	277,613
Diversified Bond Class P	168,895	(49,922)	118,973	177,395	(19,447)	157,948
Floating Rate Income Class I	453,663	(816,684)	(363,021)	1,016,146	(342,791)	673,355
Floating Rate Income Class P	47,354	(10,258)	37,096	18,921	(2,735)	16,186
High Yield Bond Class I	256,842	(337,810)	(80,968)	392,604	(338,515)	54,089
High Yield Bond Class P	37,131	(21,629)	15,502	29,876	(3,437)	26,439
Inflation Managed Class I	139,184	(192,788)	(53,604)	186,605	(135,285)	51,320
Inflation Managed Class P	75,216	(12,403)	62,813	23,229	(5,237)	17,992
Intermediate Bond Class P	25,427	(893)	24,534
Managed Bond Class I	378,502	(549,854)	(171,352)	811,517	(689,271)	122,246
Managed Bond Class P	186,434	(26,998)	159,436	83,398	(16,009)	67,389
Short Duration Bond Class I	1,033,160	(2,436,782)	(1,403,622)	1,933,949	(2,586,472)	(652,523)
Short Duration Bond Class P	194,464	(55,947)	138,517	85,274	(11,747)	73,527
Emerging Markets Debt Class I	26,587	(60,282)	(33,695)	89,174	(49,352)	39,822
Emerging Markets Debt Class P	4,912	(1,225)	3,687	5,457	(626)	4,831
Dividend Growth Class I	215,105	(290,934)	(75,829)	220,936	(247,361)	(26,425)
Dividend Growth Class P	74,119	(12,788)	61,331	36,512	(5,227)	31,285
Equity Index Class I	454,140	(623,355)	(169,215)	624,670	(780,741)	(156,071)
Equity Index Class P	5,200,383	(1,006,416)	4,193,967	2,069,518	(397,772)	1,671,746
Focused Growth Class I	76,616	(93,079)	(16,463)	98,147	(146,411)	(48,264)
Growth Class I	70,299	(253,465)	(183,166)	222,701	(198,018)	24,683
Growth Class P	162,033	(45,529)	116,504	94,431	(18,539)	75,892
Hedged Equity Class P	212,732	(44,902)	167,830	40,807	(1,890)	38,917
Large-Cap Core Class I	44,933	(114,173)	(69,240)	54,141	(138,535)	(84,394)
Large-Cap Core Class P	29,195	(12,845)	16,350	44,926	(4,780)	40,146
Large-Cap Growth Class I	261,047	(291,393)	(30,346)	885,029	(1,310,457)	(425,428)
Large-Cap Growth Class P	16,132	(314)	15,818
Large-Cap Value Class I	298,223	(499,373)	(201,150)	465,229	(509,465)	(44,236)
Large-Cap Value Class P	67,214	(40,335)	26,879	127,910	(10,748)	117,162
Mid-Cap Equity Class I	101,497	(184,252)	(82,755)	253,526	(482,816)	(229,290)
Mid-Cap Growth Class I	264,178	(867,365)	(603,187)	1,031,492	(717,518)	313,974
Mid-Cap Growth Class P	40,007	(20,062)	19,945	32,430	(10,137)	22,293
Mid-Cap Value Class I	69,735	(68,083)	1,652	88,619	(86,675)	1,944
Mid-Cap Value Class P	21,623	(6,115)	15,508	7,765	(3,098)	4,667
Small-Cap Equity Class I	68,565	(149,097)	(80,532)	228,549	(248,279)	(19,730)
Small-Cap Equity Class P	15,035	(7,492)	7,543	28,009	(3,642)	24,367

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

	2022			2021
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Small-Cap Growth Class I	33	(39,914)	(39,881)	3	(30,987)	(30,984)
Small-Cap Index Class I	354,657	(501,456)	(146,799)	922,432	(1,166,459)	(244,027)
Small-Cap Index Class P	720,685	(180,271)	540,414	418,211	(49,219)	368,992
Small-Cap Value Class I	98,455	(247,078)	(148,623)	264,957	(272,921)	(7,964)
Small-Cap Value Class P	29,430	(12,102)	17,328	20,656	(6,024)	14,632
Value Class I	179,089	(360,894)	(181,805)	237,159	(284,981)	(47,822)
Value Class P	12,496	(5,803)	6,693	8,853	(3,483)	5,370
Value Advantage Class I	254,806	(275,357)	(20,551)	363,173	(119,677)	243,496
Value Advantage Class P	71,420	(11,298)	60,122	15,204	(4,928)	10,276
Emerging Markets Class I	468,515	(431,002)	37,513	490,182	(413,767)	76,415
Emerging Markets Class P	128,493	(36,146)	92,347	98,806	(11,748)	87,058
International Growth Class P	927	(28)	899
International Large-Cap Class I	1,089,054	(1,297,370)	(208,316)	1,493,261	(2,156,131)	(662,870)
International Large-Cap Class P	105,890	(32,607)	73,283	74,070	(11,294)	62,776
International Small-Cap Class I	169,097	(236,522)	(67,425)	273,544	(395,537)	(121,993)
International Small-Cap Class P	43,885	(8,906)	34,979	27,684	(4,596)	23,088
International Value Class I	377,431	(603,715)	(226,284)	394,033	(536,900)	(142,867)
Health Sciences Class I	82,235	(120,010)	(37,775)	132,228	(141,968)	(9,740)
Health Sciences Class P	57,092	(25,923)	31,169	70,501	(13,560)	56,941
Real Estate Class I	81,664	(134,411)	(52,747)	142,256	(157,709)	(15,453)
Real Estate Class P	3,252	(1,620)	1,632	1,381	(657)	724
Technology Class I	280,648	(301,780)	(21,132)	386,613	(688,293)	(301,680)
Technology Class P	48,002	(19,366)	28,636	50,634	(13,387)	37,247
ESG Diversified Class P	3,026	(996)	2,030	661	(53)	608
ESG Diversified Growth Class P	349,659	(304,820)	44,839
PSF Avantis Balanced Allocation Class D	137,234	(71,293)	65,941	152,262	(169,283)	(17,021)
PSF Avantis Balanced Allocation Class P	60,086	(12,910)	47,176	18,310	(4,058)	14,252
Pacific Dynamix - Conservative Growth Class I	94,611	(60,654)	33,957	102,348	(69,891)	32,457
Pacific Dynamix - Conservative Growth Class P	264,284	(64,204)	200,080	221,196	(27,237)	193,959
Pacific Dynamix - Moderate Growth Class I	204,982	(284,205)	(79,223)	253,813	(224,356)	29,457
Pacific Dynamix - Moderate Growth Class P	2,155,853	(640,726)	1,515,127	1,883,733	(315,552)	1,568,181
Pacific Dynamix - Growth Class I	562,454	(307,678)	254,776	427,926	(366,788)	61,138
Pacific Dynamix - Growth Class P	1,397,629	(447,560)	950,069	1,131,747	(132,101)	999,646
Portfolio Optimization Conservative Class I	107,415	(134,817)	(27,402)	106,870	(228,068)	(121,198)
Portfolio Optimization Conservative Class P	1,698	(865)	833	4,681	(333)	4,348
Portfolio Optimization Moderate-Conservative Class I	123,841	(280,435)	(156,594)	182,825	(304,088)	(121,263)
Portfolio Optimization Moderate-Conservative Class P	2,679	(1,636)	1,043	827	(722)	105
Portfolio Optimization Moderate Class I	567,751	(1,320,390)	(752,639)	793,887	(1,200,707)	(406,820)
Portfolio Optimization Moderate Class P	27,071	(12,779)	14,292	20,150	(6,145)	14,005
Portfolio Optimization Growth Class I	764,308	(1,428,284)	(663,976)	1,191,439	(1,577,480)	(386,041)
Portfolio Optimization Growth Class P	131,458	(70,760)	60,698	99,100	(27,037)	72,063
Portfolio Optimization Aggressive-Growth Class I	470,323	(572,615)	(102,292)	418,401	(761,863)	(343,462)
Portfolio Optimization Aggressive-Growth Class P	117,834	(16,975)	100,859	40,520	(9,067)	31,453
Invesco V.I. EQV International Equity Series I	91,911	(21,338)	70,573	46,979	(8,999)	37,980
Invesco V.I. EQV International Equity Series II	197,193	(342,614)	(145,421)	319,246	(380,206)	(60,960)
Invesco V.I. Global Series I	68,137	(23,150)	44,987	65,578	(8,823)	56,755
Invesco V.I. Global Series II	125,001	(126,115)	(1,114)	192,070	(149,193)	42,877
Invesco V.I. Main Street Small Cap Fund Series I	200,221	(144,522)	55,699	159,115	(36,488)	122,627
American Century Inflation Protection Class I	1,725	(55)	1,670
American Century VP Mid Cap Value Class I	60,669	(21,149)	39,520	46,410	(12,105)	34,305
American Century VP Mid Cap Value Class II	238,123	(286,302)	(48,179)	311,276	(405,088)	(93,812)
American Funds IS American High-Income Trust Class 2	47,823	(16,223)	31,600	44,706	(6,215)	38,491
American Funds IS Asset Allocation Class 2	892,976	(179,014)	713,962	416,433	(88,080)	328,353
American Funds IS Asset Allocation Class 4	234,663	(377,101)	(142,438)	410,141	(315,127)	95,014
American Funds IS Capital World Bond Class 2	1,910	(46)	1,864
American Funds IS Growth Class 2	406,981	(111,494)	295,487	304,958	(87,012)	217,946
American Funds IS Growth Class 4	301,976	(283,181)	18,795	371,292	(308,443)	62,849

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

	2022			2021
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
American Funds IS Growth-Income Class 2	357,302	(85,988)	271,314	218,298	(33,323)	184,975
American Funds IS Growth-Income Class 4	221,885	(340,402)	(118,517)	210,895	(274,552)	(63,657)
American Funds IS International Class 2	106,420	(31,377)	75,043	89,406	(13,122)	76,284
American Funds IS New World Fund Class 2	117,060	(39,140)	77,920	80,619	(11,762)	68,857
BlackRock 60/40 Target Allocation ETF V.I. Class I	520,249	(162,626)	357,623	494,922	(163,347)	331,575
BlackRock Basic Value V.I. Class III	103,305	(105,506)	(2,201)	79,545	(97,265)	(17,720)
BlackRock Global Allocation V.I. Class I	101,957	(34,685)	67,272	94,165	(14,020)	80,145
BlackRock Global Allocation V.I. Class III	210,501	(250,670)	(40,169)	238,531	(228,631)	9,900
BNY Mellon VIF Appreciation Service Shares	43,356	(39,673)	3,683	53,713	(15,874)	37,839
DFA VA International Small Institutional Class	148,659	(34,444)	114,215	103,382	(5,958)	97,424
DFA VA International Value Institutional Class	103,630	(18,732)	84,898	42,983	(4,132)	38,851
DFA VA Short-Term Fixed Institutional Class	332,586	(90,869)	241,717	111,825	(17,850)	93,975
DFA VA US Large Value Institutional Class	172,008	(34,060)	137,948	80,471	(7,980)	72,491
DFA VA US Targeted Value Institutional Class	90,920	(20,997)	69,923	50,069	(6,492)	43,577
Fidelity VIP Bond Index Initial Class	789,999	(208,513)	581,486	307,535	(23,286)	284,249
Fidelity VIP Bond Index Service Class 2	121,005	(30,818)	90,187	107,676	(13,524)	94,152
Fidelity VIP Contrafund Initial Class	81,142	(28,153)	52,989	36,473	(11,198)	25,275
Fidelity VIP Contrafund Service Class 2	172,671	(135,917)	36,754	167,849	(242,524)	(74,675)
Fidelity VIP Freedom 2010 Portfolio Service Class 2	6,939	(51,615)	(44,676)	45,015	(41,066)	3,949
Fidelity VIP Freedom 2015 Portfolio Service Class 2	13,784	(15,372)	(1,588)	8,927	(10,166)	(1,239)
Fidelity VIP Freedom 2020 Portfolio Service Class 2	36,105	(41,325)	(5,220)	90,287	(126,785)	(36,498)
Fidelity VIP Freedom 2025 Portfolio Initial Class	7,963	(2,064)	5,899	1,605	(16)	1,589
Fidelity VIP Freedom 2025 Portfolio Service Class 2	122,816	(124,102)	(1,286)	122,628	(121,485)	1,143
Fidelity VIP Freedom 2030 Portfolio Initial Class	19,121	(6,978)	12,143	18,251	(524)	17,727
Fidelity VIP Freedom 2030 Portfolio Service Class 2	92,706	(180,723)	(88,017)	244,292	(153,053)	91,239
Fidelity VIP Freedom 2035 Portfolio Initial Class	155,997	(22,014)	133,983	39,257	(5,894)	33,363
Fidelity VIP Freedom 2035 Portfolio Service Class 2	90,253	(54,353)	35,900	92,431	(92,096)	335
Fidelity VIP Freedom 2045 Portfolio Initial Class	113,901	(25,468)	88,433	67,390	(6,783)	60,607
Fidelity VIP Freedom 2045 Portfolio Service Class 2	145,806	(56,555)	89,251	92,761	(85,171)	7,590
Fidelity VIP Freedom 2055 Portfolio Initial Class	593	(62)	531
Fidelity VIP Freedom Income Portfolio Initial Class	6,572	(1,865)	4,707	9,795	(1,383)	8,412
Fidelity VIP Freedom Income Portfolio Service Class 2	56,580	(57,457)	(877)	29,867	(38,308)	(8,441)
Fidelity VIP Government Money Market Service Class	46,531,112	(36,827,559)	9,703,553	46,068,407	(50,238,531)	(4,170,124)
Fidelity VIP Growth Initial Class	6,853	(2,475)	4,378
Fidelity VIP Growth Service Class 2	240,600	(92,905)	147,695	228,641	(150,021)	78,620
Fidelity VIP International Index Initial Class	673,697	(173,936)	499,761	359,132	(28,617)	330,515
Fidelity VIP International Index Service Class 2	130,154	(43,075)	87,079	57,335	(8,378)	48,957
Fidelity VIP Mid Cap Initial Class	97,271	(30,656)	66,615	79,845	(18,959)	60,886
Fidelity VIP Mid Cap Service Class 2	83,071	(90,623)	(7,552)	101,104	(148,754)	(47,650)
Fidelity VIP Total Market Index Initial Class	2,017,856	(364,401)	1,653,455	971,050	(81,297)	889,753
Fidelity VIP Total Market Index Service Class 2	140,793	(45,065)	95,728	130,161	(19,885)	110,276
Fidelity VIP Value Strategies Service Class 2	104,503	(69,559)	34,944	185,961	(114,522)	71,439
Templeton Foreign VIP Class 1	35,547	(15,039)	20,508	26,992	(5,341)	21,651
Templeton Foreign VIP Class 2	207,763	(494,462)	(286,699)	335,949	(375,042)	(39,093)
Templeton Global Bond VIP Class 1	22,766	(9,541)	13,225	21,253	(7,525)	13,728
Templeton Global Bond VIP Class 2	206,170	(409,135)	(202,965)	347,666	(505,218)	(157,552)
Janus Henderson Enterprise Institutional Shares	31,195	(11,026)	20,169	16,025	(7,455)	8,570
Janus Henderson Enterprise Service Shares	117,890	(143,489)	(25,599)	178,853	(256,926)	(78,073)
Janus Henderson Overseas Institutional Shares	24,019	(13,864)	10,155	35,121	(3,166)	31,955
Janus Henderson Overseas Service Shares	313,540	(343,401)	(29,861)	621,769	(176,836)	444,933
Lazard Retirement Global Dynamic Multi-Asset Investor Shares	6,882	(3,234)	3,648	22,917	(2,003)	20,914
Lazard Retirement Global Dynamic Multi-Asset Service Shares	10,543	(12,454)	(1,911)	14,802	(15,062)	(260)
Lazard Retirement International Equity Service Shares	55,841	(14,826)	41,015	47,697	(21,599)	26,098
ClearBridge Variable Aggressive Growth - Class I	22,859	(7,180)	15,679	7,921	(2,019)	5,902
ClearBridge Variable Aggressive Growth - Class II	124,941	(91,966)	32,975	101,635	(119,802)	(18,167)
ClearBridge Variable Mid Cap - Class I	93,723	(19,054)	74,669	50,780	(3,973)	46,807
ClearBridge Variable Mid Cap - Class II	40,805	(40,972)	(167)	60,300	(97,141)	(36,841)

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

	2022			2021
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ClearBridge Variable Small Cap Growth - Class I	45,724	(9,624)	36,100	23,139	(1,062)	22,077
Western Asset Variable Global High Yield Bond - Class I	850	(98)	752
Western Asset Variable Global High Yield Bond - Class II	19,368	(15,382)	3,986	17,652	(9,598)	8,054
Lord Abbett Bond Debenture Class VC	365,813	(433,027)	(67,214)	410,776	(311,710)	99,066
Lord Abbett Developing Growth Class VC	-	(67,390)	(67,390)	294,412	(747,657)	(453,245)
Lord Abbett Fundamental Equity Class VC	18,028	(23,260)	(5,232)	22,123	(28,554)	(6,431)
Lord Abbett Total Return Class VC	2,923,314	(1,148,955)	1,774,359	1,305,319	(574,471)	730,848
M Capital Appreciation	58,665	(57,737)	928	71,278	(99,630)	(28,352)
M International Equity	260,043	(300,244)	(40,201)	457,436	(416,962)	40,474
M Large Cap Growth	113,760	(108,116)	5,644	121,895	(131,997)	(10,102)
M Large Cap Value	279,340	(273,023)	6,317	386,196	(291,275)	94,921
MFS New Discovery Series - Initial Class	66,037	(26,579)	39,458	67,272	(11,610)	55,662
MFS New Discovery Series - Service Class	156,138	(239,498)	(83,360)	508,489	(447,938)	60,551
MFS Total Return Series - Initial Class	35,861	(11,488)	24,373	40,928	(5,678)	35,250
MFS Utilities Series - Initial Class	5,677	(1,934)	3,743	2,205	(891)	1,314
MFS Utilities Series - Service Class	161,598	(139,152)	22,446	119,006	(120,160)	(1,154)
MFS Value Series - Initial Class	140,323	(37,735)	102,588	144,189	(16,472)	127,717
MFS Value Series - Service Class	239,380	(442,006)	(202,626)	392,917	(409,208)	(16,291)
MFS VIT II Government Securities - Initial Class	2,030	(5,681)	(3,651)	3,924	(233)	3,691
MFS VIT II Research International - Initial Class	3,105	(91)	3,014
MFS VIT III Blended Research Small Cap Equity - Initial Class	1,595	(1,202)	393
MFS VIT III Global Real Estate - Initial Class	1,971	(46)	1,925
Neuberger Berman Sustainable Equity Class I	19,492	(28,128)	(8,636)	79,979	(41,222)	38,757
PIMCO CommodityRealReturn Strategy - Institutional Class	408	(26)	382
PIMCO Global Managed Asset Allocation - Advisor Class	30,316	(39,163)	(8,847)	65,914	(108,503)	(42,589)
PIMCO Global Managed Asset Allocation - Institutional Class	5,720	(2,610)	3,110	11,100	(3,388)	7,712
PIMCO Income - Administrative Class	949,563	(169,279)	780,284	199,231	(83,569)	115,662
Royce Micro-Cap Service Class	24,066	(126,670)	(102,604)	362,422	(229,762)	132,660
State Street Total Return V.I.S. Class 3	12,419	(9,511)	2,908	32,767	(28,578)	4,189
T. Rowe Price Blue Chip Growth - I	356,667	(106,922)	249,745	266,370	(41,230)	225,140
T. Rowe Price Blue Chip Growth - II	487,596	(496,985)	(9,389)	346,861	(597,641)	(250,780)
T. Rowe Price Equity Income - I	125,465	(35,168)	90,297	101,023	(14,307)	86,716
T. Rowe Price Equity Income - II	431,073	(464,118)	(33,045)	268,448	(472,508)	(204,060)
VanEck VIP Global Resources Initial Class	353,795	(494,139)	(140,344)	371,269	(371,020)	249
Vanguard VIF High Yield Bond	191,439	(54,074)	137,365	127,556	(13,103)	114,453
Vanguard VIF Mid-Cap Index	960,142	(211,539)	748,603	516,340	(49,251)	467,089
Vanguard VIF Real Estate Index	358,925	(90,295)	268,630	153,085	(18,877)	134,208
Vanguard VIF Total Bond Market Index	71,125	(1,893)	69,232
Vanguard VIF Total Stock Market Index	2,213	(213)	2,000

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of

Pacific Life Insurance Company:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Pacific Select Exec Separate Account of Pacific Life Insurance Company (the "Separate Account") comprising the variable accounts listed in Appendix A, including the schedules of investments as of December 31, 2022, the related statements of operations, statements of changes in net assets, and financial highlights for the periods indicated in Appendix A, and the related notes. In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Variable Accounts constituting the Pacific Select Exec Separate Account of Pacific Life Insurance Company as of December 31, 2022, the results of their operations, changes in their net assets, and financial highlights for each of the periods indicated in Appendix A, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion;

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on the Separate Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2022, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

Costa Mesa, California

February 23, 2023

We have served as the auditor of Pacific Select Exec Separate Account of Pacific Life Insurance Company since 1988.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

APPENDIX A

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
Core Income Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Core Income Class P	For the year ended December 31, 2022	For the year ended December 31, 2022, and the period from May 19, 2021 (commencement of operations) through December 31, 2021
Diversified Bond Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Diversified Bond Class P	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For the years ended December 31, 2022, 2021, and the period from January 23, 2020 (commencement of operations) through December 31, 2020
Floating Rate Income Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Floating Rate Income Class P	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For the years ended December 31, 2022, 2021, and the period from January 29, 2020 (commencement of operations) through December 31, 2020
High Yield Bond Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
High Yield Bond Class P	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For the years ended December 31, 2022, 2021, 2020, and the period from December 20, 2019 (commencement of operations) through December 31, 2019
Inflation Managed Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Inflation Managed Class P	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For the years ended December 31, 2022, 2021, and the period from February 3, 2020 (commencement of operations) through December 31, 2020
Intermediate Bond Class P	For the period August 4, 2022 (commencement of operations) through December 31, 2022
Managed Bond Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Managed Bond Class P	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For the years ended December 31, 2022, 2021, 2020, and the period from December 20, 2019 (commencement of operations) through December 31, 2019
Short Duration Bond Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Short Duration Bond Class P	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For the years ended December 31, 2022, 2021, and the period from January 17, 2020 (commencement of operations) through December 31, 2020
Emerging Markets Debt Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Emerging Markets Debt Class P	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For the years ended December 31, 2022, 2021, and the period from March 9, 2020 (commencement of operations) through December 31, 2020
Dividend Growth Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Dividend Growth Class P	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For the years ended December 31, 2022, 2021, and the period from January 17, 2020 (commencement of operations) through December 31, 2020
Equity Index Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Equity Index Class P	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For the years ended December 31, 2022, 2021, 2020, and the period from December 5, 2019 (commencement of operations) through December 31, 2019

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)
APPENDIX A (Continued)

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
Focused Growth Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Growth Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Growth Class P	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For the years ended December 31, 2022, 2021, and the period from January 15, 2020 (commencement of operations) through December 31, 2020
Hedged Equity Class P	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from June 2, 2021 (commencement of operations) through December 31, 2021
Large-Cap Core Class I (Formerly Main Street Core Class I)	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Large-Cap Core Class P ( Formerly Main Street Core Class P)	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For the years ended December 31, 2022, 2021, and the period from January 27, 2020 (commencement of operations) through December 31, 2020
Large-Cap Growth Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Large-Cap Growth Class P	For the period July 22, 2022 (commencement of operations) through December 31, 2022
Large-Cap Value Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Large-Cap Value Class P	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For the years ended December 31, 2022, 2021, 2020, and the period from December 20, 2019 (commencement of operations) through December 31, 2019
Mid-Cap Equity Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Mid-Cap Growth Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Mid-Cap Growth Class P	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For the years ended December 31, 2022, 2021, and the period from January 21, 2020 (commencement of operations) through December 31, 2020
Mid-Cap Value Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Mid-Cap Value Class P	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For the years ended December 31, 2022, 2021, 2020, and the period from December 5, 2019 (commencement of operations) through December 31, 2019
Small-Cap Equity Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Small-Cap Equity Class P	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For the years ended December 31, 2022, 2021, and the period from January 29, 2020 (commencement of operations) through December 31, 2020
Small-Cap Growth Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Small-Cap Index Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Small-Cap Index Class P	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For the years ended December 31, 2022, 2021, 2020, and the period from December 5, 2019 (commencement of operations) through December 31, 2019
Small-Cap Value Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Small-Cap Value Class P	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For the years ended December 31, 2022, 2021, 2020, and the period from December 31, 2019 (commencement of operations) through December 31, 2019

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

APPENDIX A (Continued)

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
Value Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Value Class P	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For the years ended December 31, 2022, 2021, and the period from January 21, 2020 (commencement of operations) through December 31, 2020
Value Advantage Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Value Advantage Class P	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For the years ended December 31, 2022, 2021, and the period from January 17, 2020 (commencement of operations) through December 31, 2020
Emerging Markets Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Emerging Markets Class P	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For the years ended December 31, 2022, 2021, 2020, and the period from December 20, 2019 (commencement of operations) through December 31, 2019
International Growth Class P	For the period November 2, 2022 (commencement of operations) through December 31, 2022
International Large-Cap Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
International Large-Cap Class P	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For the years ended December 31, 2022, 2021, 2020, and the period from December 20, 2019 (commencement of operations) through December 31, 2019
International Small-Cap Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
International Small-Cap Class P	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For the years ended December 31, 2022, 2021, 2020, and the period from December 20, 2019 (commencement of operations) through December 31, 2019
International Value Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Health Sciences Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Health Sciences Class P	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For the years ended December 31, 2022, 2021, and the period from March 11, 2020 (commencement of operations) through December 31, 2020
Real Estate Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Real Estate Class P	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For the years ended December 31, 2022, 2021, and the period from March 4, 2020 (commencement of operations) through December 31, 2020
Technology Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Technology Class P	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For the years ended December 31, 2022, 2021, 2020, and the period from December 31, 2019 (commencement of operations) through December 31, 2019
ESG Diversified Class P	For the year ended December 31, 2022	For the year ended December 31, 2022, and the period from October 4, 2021 (commencement of operations) through December 31, 2021
ESG Diversified Growth Class P	For the period June 1, 2022 (commencement of operations) through December 31, 2022

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

APPENDIX A (Continued)

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
PSF Avantis Balanced Allocation Class D (formerly PSF DFA Balanced Allocation Class D)	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
PSF Avantis Balanced Allocation Class P (Formerly PSF DFA Balanced Allocation Class P)	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For the years ended December 31, 2022, 2021, and the period from March 9, 2020 (commencement of operations) through December 31, 2020
Pacific Dynamix - Conservative Growth Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Pacific Dynamix - Conservative Growth Class P	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For the years ended December 31, 2022, 2021, and the period from January 27, 2020 (commencement of operations) through December 31, 2020
Pacific Dynamix - Moderate Growth Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Pacific Dynamix - Moderate Growth Class P	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For the years ended December 31, 2022, 2021, 2020, and the period from December 23, 2019 (commencement of operations) through December 31, 2019
Pacific Dynamix - Growth Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Pacific Dynamix - Growth Class P	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For the years ended December 31, 2022, 2021, and the period from January 8, 2020 (commencement of operations) through December 31, 2020
Portfolio Optimization Conservative Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Portfolio Optimization Conservative Class P	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For the years ended December 31, 2022, 2021, and the period from March 9, 2020 (commencement of operations) through December 31, 2020
Portfolio Optimization Moderate-Conservative Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Portfolio Optimization Moderate-Conservative Class P	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For the years ended December 31, 2022, 2021, and the period from March 9, 2020 (commencement of operations) through December 31, 2020
Portfolio Optimization Moderate Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Portfolio Optimization Moderate Class P	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For the years ended December 31, 2022, 2021, and the period from January 9, 2020 (commencement of operations) through December 31, 2020
Portfolio Optimization Growth Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Portfolio Optimization Growth Class P	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For the years ended December 31, 2022, 2021, and the period from January 27, 2020 (commencement of operations) through December 31, 2020
Portfolio Optimization Aggressive-Growth Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Portfolio Optimization Aggressive-Growth Class P	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For the years ended December 31, 2022, 2021, and the period from February 26, 2020 (commencement of operations) through December 31, 2020
Invesco V.I. EQV International Equity Series I (formerly Invesco® V.I. EVQ International Growth Series I)	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For the years ended December 31, 2022, 2021, 2020, and the period from December 31, 2019 (commencement of operations) through December 31, 2019
Invesco V.I. EQV International Equity Series II (formerly Invesco® V.I. EVQ International Growth Series II)	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

APPENDIX A (Continued)

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
Invesco® V.I. Global Series I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For the years ended December 31, 2022, 2021, and the period from January 23, 2020 (commencement of operations) through December 31, 2020
Invesco® V.I. Global Series II	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Invesco® V.I. Main Street Small Cap Fund Series I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For the years ended December 31, 2022, 2021, 2020, 2019, and the period from May 25, 2018 (commencement of operations) through December 31, 2018
American Century Inflation Protection Class I	For the period November 22, 2022 (commencement of operations) through December 31, 2022
American Century VP Mid Cap Value Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For the years ended December 31, 2022, 2021, 2020, and the period from December 31, 2019 (commencement of operations) through December 31, 2019
American Century VP Mid Cap Value Class II	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
American Funds IS American High-Income Trust Class 2	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For the years ended December 31, 2022, 2021, and the period from January 29, 2020 (commencement of operations) through December 31, 2020
American Funds IS Asset Allocation Class 2	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For the years ended December 31, 2022, 2021, 2020, and the period from December 27, 2019 (commencement of operations) through December 31, 2019
American Funds IS Asset Allocation Class 4	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
American Funds IS Capital World Bond Class 2	For the period September 29, 2022 (commencement of operations) through December 31, 2022
American Funds IS Growth Class 2	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For the years ended December 31, 2022, 2021, 2020, and the period from December 20, 2019 (commencement of operations) through December 31, 2019
American Funds IS Growth Class 4	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
American Funds IS Growth-Income Class 2	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For the years ended December 31, 2022, 2021, 2020, and the period from December 20, 2019 (commencement of operations) through December 31, 2019
American Funds IS Growth-Income Class 4	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
American Funds IS International Class 2	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For the years ended December 31, 2022, 2021, and the period from January 16, 2020 (commencement of operations) through December 31, 2020
American Funds IS New World Fund® Class 2	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For the years ended December 31, 2022, 2021, and the period from January 9, 2020 (commencement of operations) through December 31, 2020
BlackRock® 60/40 Target Allocation ETF V.I. Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
BlackRock® Basic Value V.I. Class III	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
BlackRock® Global Allocation V.I. Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For the years ended December 31, 2022, 2021, and the period from January 15, 2020 (commencement of operations) through December 31, 2020
BlackRock® Global Allocation V.I. Class III	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
BNY Mellon VIF Appreciation Service Shares	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

APPENDIX A (Continued)

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
DFA VA International Small Institutional Class	For the year ended December 31, 2022	For the year ended December 31, 2022, and the period from January 29, 2021 (commencement of operations) through December 31, 2021
DFA VA International Value Institutional Class	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For the years ended December 31, 2022, 2021, 2020 and the period from December 20, 2019 (commencement of operations) through December 31, 2019
DFA VA Short-Term Fixed Institutional Class	For the year ended December 31, 2022	For the year ended December 31, 2022, and the period from January 29, 2021 (commencement of operations) through December 31, 2021
DFA VA US Large Value Institutional Class	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For the years ended December 31, 2022, 2021, and the period from January 29, 2020 (commencement of operations) through December 31, 2020
DFA VA US Targeted Value Institutional Class	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For the years ended December 31, 2022, 2021, and the period from March 30, 2020 (commencement of operations) through December 31, 2020
Fidelity® VIP Bond Index Initial Class	For the year ended December 31, 2022	For the year ended December 31, 2022, and the period from January 29, 2021 (commencement of operations) through December 31, 2021
Fidelity® VIP Bond Index Service Class 2	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For the years ended December 31, 2022, 2021, and the period from January 9, 2020 (commencement of operations) through December 31, 2020
Fidelity® VIP Contrafund® Initial Class	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For the years ended December 31, 2022, 2021, 2020 and the period from December 20, 2019 (commencement of operations) through December 31, 2019
Fidelity® VIP Contrafund® Service Class 2	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Fidelity® VIP Freedom 2010 Portfolio℠ Service Class 2	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Fidelity® VIP Freedom 2015 Portfolio℠ Service Class 2	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Fidelity® VIP Freedom 2020 Portfolio℠ Service Class 2	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Fidelity® VIP Freedom 2025 Portfolio℠ Initial Class	For the year ended December 31, 2022	For the year ended December 31, 2022, and the period from November 3, 2021 (commencement of operations) through December 31, 2021
Fidelity® VIP Freedom 2025 Portfolio℠ Service Class 2	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Fidelity® VIP Freedom 2030 Portfolio℠ Initial Class	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For the years ended December 31, 2022, 2021, and the period from January 28, 2020 (commencement of operations) through December 31, 2020
Fidelity® VIP Freedom 2030 Portfolio℠ Service Class 2	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Fidelity® VIP Freedom 2035 Portfolio℠ Initial Class	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For the years ended December 31, 2022, 2021, and the period from February 10, 2020 (commencement of operations) through December 31, 2020
Fidelity® VIP Freedom 2035 Portfolio℠ Service Class 2	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Fidelity® VIP Freedom 2045 Portfolio℠ Initial Class	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For the years ended December 31, 2022, 2021, and the period from January 21, 2020 (commencement of operations) through December 31, 2020
Fidelity® VIP Freedom 2045 Portfolio℠ Service Class 2	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Fidelity® VIP Freedom 2055 Portfolio℠ Initial Class	For the period September 29, 2022 (commencement of operations) through December 31, 2022

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

APPENDIX A (Continued)

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
Fidelity® VIP Freedom Income Portfolio℠ Initial Class	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For the years ended December 31, 2022, 2021, and the period from January 15, 2020 (commencement of operations) through December 31, 2020
Fidelity® VIP Freedom Income Portfolio℠ Service Class 2	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Fidelity® VIP Government Money Market Service Class	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Fidelity® VIP Growth Initial Class	For the period February 23, 2022 (commencement of operations) through December 31, 2022
Fidelity® VIP Growth Service Class 2	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Fidelity® VIP International Index Initial Class	For the year ended December 31, 2022	For the year ended December 31, 2022, and the period from January 8, 2021 (commencement of operations) through December 31, 2021
Fidelity® VIP International Index Service Class 2	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For the years ended December 31, 2022, 2021, 2020, and the period from December 13, 2019 (commencement of operations) through December 31, 2019
Fidelity® VIP Mid Cap Initial Class	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For the years ended December 31, 2022, 2021, and the period from January 9, 2020 (commencement of operations) through December 31, 2020
Fidelity® VIP Mid Cap Service Class 2	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Fidelity® VIP Total Market Index Initial Class	For the year ended December 31, 2022	For the year ended December 31, 2022, and the period from January 8, 2021 (commencement of operations) through December 31, 2021
Fidelity® VIP Total Market Index Service Class 2	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For the years ended December 31, 2022, 2021, and the period from January 7, 2020 (commencement of operations) through December 31, 2020
Fidelity® VIP Value Strategies Service Class 2	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Templeton Foreign VIP Class 1	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For the years ended December 31, 2022, 2021, and the period from January 27, 2020 (commencement of operations) through December 31, 2020
Templeton Foreign VIP Class 2	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Templeton Global Bond VIP Class 1	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For the years ended December 31, 2022, 2021, 2020, and the period from December 13, 2019 (commencement of operations) through December 31, 2019
Templeton Global Bond VIP Class 2	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Janus Henderson Enterprise Institutional Shares	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For the years ended December 31, 2022, 2021, 2020, and the period from December 31, 2019 (commencement of operations) through December 31, 2019
Janus Henderson Enterprise Service Shares	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Janus Henderson Overseas Institutional Shares	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For the years ended December 31, 2022, 2021, and the period from February 28, 2020 (commencement of operations) through December 31, 2020
Janus Henderson Overseas Service Shares	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Lazard Retirement Global Dynamic Multi-Asset Investor Shares	For the year ended December 31, 2022	For the year ended December 31, 2022, and the period from March 16, 2021 (commencement of operations) through December 31, 2021
Lazard Retirement Global Dynamic Multi-Asset Service Shares	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

APPENDIX A (Continued)

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
Lazard Retirement International Equity Service Shares	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For the years ended December 31, 2022, 2021, 2020, 2019 and the period from June 6, 2018 (commencement of operations) through December 31, 2018
ClearBridge Variable Aggressive Growth - Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For the years ended December 31, 2022, 2021, and the period from January 21, 2020 (commencement of operations) through December 31, 2020
ClearBridge Variable Aggressive Growth - Class II	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
ClearBridge Variable Mid Cap - Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For the years ended December 31, 2022, 2021, and the period from January 7, 2020 (commencement of operations) through December 31, 2020
ClearBridge Variable Mid Cap - Class II	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
ClearBridge Variable Small Cap Growth - Class I	For the year ended December 31, 2022	For the year ended December 31, 2022, and the period from May 20, 2021 (commencement of operations) through December 31, 2021
Western Asset Variable Global High Yield Bond - Class I	For the period September 1, 2022 (commencement of operations) through December 31, 2022
Western Asset Variable Global High Yield Bond - Class II	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Lord Abbett Bond Debenture Class VC	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Lord Abbett Developing Growth Class VC	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Lord Abbett Fundamental Equity Class VC	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Lord Abbett Total Return Class VC	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
M Capital Appreciation	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
M International Equity	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
M Large Cap Growth	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
M Large Cap Value	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
MFS® New Discovery Series - Initial Class	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For the years ended December 31, 2022, 2021, 2020, and the period from December 13, 2019 (commencement of operations) through December 31, 2019
MFS® New Discovery Series - Service Class	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
MFS® Total Return Series - Initial Class	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For the years ended December 31, 2022, 2021, and the period from January 8, 2020 (commencement of operations) through December 31, 2020
MFS® Utilities Series - Initial Class	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For the years ended December 31, 2022, 2021, and the period from February 24, 2020 (commencement of operations) through December 31, 2020
MFS® Utilities Series - Service Class	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
MFS® Value Series - Initial Class	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For the years ended December 31, 2022, 2021, 2020, and the period from December 13, 2019 (commencement of operations) through December 31, 2019

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

APPENDIX A (Continued)

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
MFS® Value Series - Service Class	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
MFS® VIT II Government Securities - Initial Class	For the year ended December 31, 2022	For the year ended December 31, 2022, and the period from May 19, 2021 (commencement of operations) through December 31, 2021
MFS® VIT II Research International - Initial Class	For the period September 29, 2022 (commencement of operations) through December 31, 2022
MFS® VIT III Blended Research Small Cap Equity - Initial Class	For the period February 23, 2022 (commencement of operations) through December 31, 2022
MFS® VIT III Global Real Estate - Initial Class	For the period November 22, 2022 (commencement of operations) through December 31, 2022
Neuberger Berman Sustainable Equity Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
PIMCO CommodityRealReturn® Strategy - Institutional Class	For the period December 20, 2022 (commencement of operations) through December 31, 2022
PIMCO Global Managed Asset Allocation - Advisor Class	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
PIMCO Global Managed Asset Allocation - Institutional Class	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For the years ended December 31, 2022, 2021, and the period from March 31, 2020 (commencement of operations) through December 31, 2020
PIMCO Income - Administrative Class	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For the years ended December 31, 2022, 2021, 2020, 2019, and the period from June 5, 2018 (commencement of operations) through December 31, 2018
Royce Micro-Cap Service Class	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
State Street Total Return V.I.S. Class 3	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
T. Rowe Price Blue Chip Growth - I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For the years ended December 31, 2022, 2021, 2020, and the period from December 5, 2019 (commencement of operations) through December 31, 2019
T. Rowe Price Blue Chip Growth - II	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
T. Rowe Price Equity Income - I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For the years ended December 31, 2022, 2021, 2020, and the period from December 5, 2019 (commencement of operations) through December 31, 2019
T. Rowe Price Equity Income - II	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
VanEck VIP Global Resources Initial Class	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Vanguard® VIF High Yield Bond	For the year ended December 31, 2022	For the year ended December 31, 2022, and the period from January 13, 2021 (commencement of operations) through December 31, 2021
Vanguard® VIF Mid-Cap Index	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For the years ended December 31, 2022, 2021, 2020, and the period from December 20, 2019 (commencement of operations) through December 31, 2019
Vanguard® VIF Real Estate Index	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For the years ended December 31, 2022, 2021, and the period from February 3, 2020 (commencement of operations) through December 31, 2020
Vanguard® VIF Total Bond Market Index	For the period September 2, 2022 (commencement of operations) through December 31, 2022
Vanguard® VIF Total Stock Market Index	For the period September 1, 2022 (commencement of operations) through December 31, 2022

*67466202222000100*

PACIFIC LIFE INSURANCE COMPANY

Financial Statements - Statutory Basis

as of December 31, 2022 and 2021 and

for the years ended December 31, 2022, 2021 and 2020,

Supplemental Schedule of Selected Financial Data

as of and for the year ended December 31, 2022,

Supplemental Summary Investment Schedule,

Supplemental Schedule of Investment Risk Interrogatories,

and Supplemental Schedule of Reinsurance Disclosures

as of December 31, 2022

and Independent Auditor’s Report

Deloitte & Touche LLP 695 Town Center Drive Suite 1000 Costa Mesa, CA 92626 USA Tel: 714 436 7100 Fax: 714 436 7200 www.deloitte.com

INDEPENDENT AUDITOR’S REPORT

Pacific Life Insurance Company:

Opinions

We have audited the statutory-basis financial statements of Pacific Life Insurance Company (the "Company"), which comprise the statements of admitted assets, liabilities, and capital and surplus - statutory basis as of December 31, 2022 and 2021, and the related statements of operations - statutory basis, capital and surplus - statutory basis, and cash flows - statutory basis for each of the three years in the period ended December 31, 2022, and the related notes to the statutory-basis financial statements (collectively referred to as the “statutory-basis financial statements”).

Unmodified Opinion on Statutory-Basis of Accounting

In our opinion, the accompanying statutory-basis financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2022 and 2021, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2022, in accordance with the accounting practices prescribed or permitted by the Nebraska Department of Insurance as described in Note 1.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America section of our report, the statutory-basis financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2022 and 2021, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2022.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor’s Responsibilities for the Audit of the Statutory-Basis Financial Statements section of our report. We are required to be independent of the Company, and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 1 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the Nebraska Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Nebraska Department of Insurance. The effects on the statutory-basis financial statements of the variances between the statutory- basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive.

Responsibilities of Management for the Statutory-Basis Financial Statements

Management is responsible for the preparation and fair presentation of the statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the Nebraska Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory-basis financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the statutory-basis financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the statutory-basis financial statements are issued.

Auditor’s Responsibilities for the Audit of the Statutory-Basis Financial Statements

Our objectives are to obtain reasonable assurance about whether the statutory-basis financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor’s report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the statutory-basis financial statements.

In performing an audit in accordance with GAAS, we:

●	Exercise professional judgment and maintain professional skepticism throughout the audit.

●	Identify and assess the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the statutory-basis financial statements.

●	Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

●	Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the statutory-basis financial statements.

●	Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control–related matters that we identified during the audit.

Report on Supplemental Schedules

Our 2022 audit was conducted for the purpose of forming an opinion on the 2022 statutory-basis financial statements as a whole. The supplemental schedule of selected financial data, the supplemental summary investment schedule, the supplemental schedule of investment risk interrogatories, and the supplemental schedule of reinsurance disclosures as of and for the year ended December 31, 2022 are presented for purposes of additional analysis and are not a required part of the 2022 statutory-basis financial statements. These schedules are the responsibility of the Company’s management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. Such schedules have been subjected to the auditing procedures applied in our audit of the 2022 statutory-basis financial statements and certain additional procedures, including comparing and reconciling such schedules directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, such schedules are fairly stated in all material respects in relation to the 2022 statutory-basis financial statements as a whole.

March 20, 2023

Pacific Life Insurance Company

S T A T E M E N T S  O F  A D M I T T E D  A S S E T S,

L I A B I L I T I E S  A N D  C A P I T A L  A N D  S U R P L U S - S T A T U T O R Y  B A S I S

	December 31,
(In Millions, except share data)	2022	2021
ADMITTED ASSETS
Bonds	$73,845	$67,346
Preferred stocks	4	2
Common stocks	669	695
Mortgage loans	19,028	15,923
Real estate	153	149
Cash, cash equivalents and short-term investments	888	993
Contract loans	7,597	7,489
Derivatives	1,434	2,206
Securities lending reinvested collateral assets	2,828	3,327
Other invested assets	10,026	5,743
Investment income due and accrued	908	1,086
Net deferred tax asset	334	462
Other assets	1,965	2,203
Separate account assets	58,636	70,442

TOTAL ADMITTED ASSETS	$178,315	$178,066

LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
Aggregate reserves	$79,459	$76,028
Liability for deposit-type contracts	18,585	11,198
Transfers to separate accounts due or accrued, net	(685)	(792)
Other liabilities	9,447	8,636
Asset valuation reserve	1,171	1,201
Separate account liabilities	58,636	70,442
TOTAL LIABILITIES	166,613	166,713
Capital and Surplus:
Common stock - $50 par value; 600,000 shares authorized, issued and outstanding	30	30
Paid-in surplus	2,536	1,836
Other surplus adjustments	91	122
Special surplus adjustments	328
Unassigned surplus	7,129	7,690
Surplus notes	1,588	1,675
TOTAL CAPITAL AND SURPLUS	11,702	11,353

TOTAL LIABILITIES AND CAPITAL AND SURPLUS	$178,315	$178,066

See Notes to Financial Statements - Statutory Basis

Pacific Life Insurance Company

S T A T E M E N T S  O F  O P E R A T I O N S - S T A T U T O R Y  B A S I S

	Years Ended December 31,
(In Millions)	2022	2021	2020
REVENUES
Premiums and annuity considerations	$14,298	$13,984	$11,760
Net investment income	3,401	3,276	3,206
Reserve adjustments on reinsurance ceded	(450)	(677)	(779)
Separate account fees	1,324	1,365	1,218
Other income	157	287	212
TOTAL REVENUES	18,730	18,235	15,617

BENEFITS AND EXPENSES
Current and future policy benefits	15,322	16,692	13,785
Commission expense	1,057	1,000	979
Operating expenses	1,210	1,084	1,085
TOTAL BENEFITS AND EXPENSES	17,589	18,776	15,849

NET GAIN (LOSS) FROM OPERATIONS BEFORE FEDERAL INCOME TAXES	1,141	(541)	(232)
Federal income tax expense (benefit)	9	210	(197)

NET GAIN (LOSS) FROM OPERATIONS	1,132	(751)	(35)
Net realized capital gains (losses) less tax	(981)	1,612	(64)

NET INCOME (LOSS)	$151	$861	($99)

See Notes to Financial Statements - Statutory Basis

Pacific Life Insurance Company

S T A T E M E N T S  O F  C A P I T A L  A N D  S U R P L U S - S T A T U T O R Y  B A S I S

(In Millions)	Common Stock	Paid-in Surplus	Other Surplus Adjustments	Special Surplus Adjustments	Unassigned Surplus	Surplus Notes	Total
BALANCES, JANUARY 1, 2020	$30	$1,186	$139	$—	$7,425	$1,730	$10,510
Net loss					(99)		(99)
Change in net unrealized capital losses less tax					(157)		(157)
Change in net deferred income tax					(68)		(68)
Change in nonadmitted assets					35		35
Net change in surplus notes						(56)	(56)
Capital contribution from parent		650					650
Change in reserve on account of change in valuation basis					341		341
Change in asset valuation reserve					259		259
Surplus contributed to separate accounts					(82)		(82)
Other changes in surplus in separate accounts					82		82
Other surplus adjustment for derivatives			(8)				(8)
Prior period adjustment					(44)		(44)
Change in other surplus transactions					1		1
BALANCES, DECEMBER 31, 2020	30	1,836	131	—	7,693	1,674	11,364
Net income					861		861
Change in net unrealized capital gains less tax					318		318
Change in net deferred income tax					88		88
Change in nonadmitted assets					(84)		(84)
Change in asset valuation reserve					(732)		(732)
Surplus contributed to separate accounts					(68)		(68)
Other changes in surplus in separate accounts					68		68
Dividend to parent					(450)		(450)
Other surplus adjustment for derivatives			(9)				(9)
Change in other surplus transactions					(4)	1	(3)
BALANCES, DECEMBER 31, 2021	30	1,836	122	—	7,690	1,675	11,353
Net income				254	(103)		151
Change in net unrealized capital gains (losses) less tax				74	(247)		(173)
Change in net deferred income tax					204		204
Change in nonadmitted assets					(445)		(445)
Capital contribution from parent		700					700
Change in asset valuation reserve					30		30
Surplus contributed to separate accounts					(194)		(194)
Other changes in surplus in separate accounts					194		194
Other surplus adjustment for derivatives			(31)				(31)
Net change in surplus notes						(87)	(87)
BALANCES, DECEMBER 31, 2022	$30	$2,536	$91	$328	$7,129	$1,588	$11,702

See Notes to Financial Statements - Statutory Basis

Pacific Life Insurance Company

S T A T E M E N T S  O F  C A S H  F L O W S - S T A T U T O R Y  B A S I S

	Years Ended December 31,
(In Millions)	2022	2021	2020
CASH FLOWS FROM OPERATING ACTIVITIES
Premiums collected, net of reinsurance	$14,258	$13,658	$11,279
Net investment income	3,296	3,245	3,347
Other income	1,321	1,073	728
Benefits and loss related payments	(11,340)	(11,645)	(9,577)
Net transfers (to) from separate accounts	(285)	(261)	246
Commissions, expenses paid and other deductions	(2,190)	(1,998)	(2,077)
Dividends paid to policyholders	(8)	(9)	(9)
Federal income taxes (paid) recovered, net	358	(215)	(482)
NET CASH PROVIDED BY OPERATING ACTIVITIES	5,410	3,848	3,455

CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid
Bonds	8,369	8,034	6,437
Stocks	138	50	166
Mortgage loans	1,058	1,311	533
Other invested assets	2,998	2,388	1,862
Miscellaneous proceeds	2,182	2,063	1,756
Cost of investments acquired
Bonds	(15,342)	(15,960)	(11,915)
Stocks	(182)	(59)	(487)
Mortgage loans	(4,183)	(2,154)	(1,903)
Other invested assets	(6,571)	(3,280)	(2,416)
Miscellaneous applications	(2,427)	(1,881)	(2,420)
Net increase (decrease) in contract loans	(108)	201	250
NET CASH USED IN INVESTING ACTIVITIES	(14,068)	(9,287)	(8,137)
(Continued)

See Notes to Financial Statements - Statutory Basis

Pacific Life Insurance Company

S T A T E M E N T S  O F  C A S H  F L O W S - S T A T U T O R Y  B A S I S

	Years Ended December 31,
(In Millions)	2022	2021	2020
(Continued)
CASH FLOWS FROM FINANCING AND MISCELLANEOUS ACTIVITIES
Net deposits on deposit-type contracts	$7,180	$4,241	$2,029
Borrowed funds		(49)	(1)
Net change in surplus notes	(85)		(56)
Contribution from parent	700		650
Dividend to parent		(303)
Other cash provided	758	543	349
NET CASH PROVIDED BY FINANCING AND MISCELLANEOUS ACTIVITIES	8,553	4,432	2,971

Net change in cash, cash equivalents and short-term investments	(105)	(1,007)	(1,711)
Cash, cash equivalents and short-term investments, beginning of year	993	2,000	3,711

CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS, END OF YEAR	$888	$993	$2,000

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest paid	$111	$100	$101

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION FOR NON-CASH TRANSACTIONS
Bonds disposed and acquired	$947	$747	$962
Stocks disposed and acquired	515	27	42
Federal tax credits received	239	22	338
Bonds transferred to other invested assets	140
Mortgage loans disposed and acquired	16	104	22
Premium tax credits received	6	8	5
Bond interest in-kind received	2	4	8
Assets in-kind received as deposits		515
Assets in-kind received as premiums, net of amounts transferred to the separate account		245	304
Bond dividend paid to parent		147
Bond dividend received from subsidiary		20
Bonds converted to stocks		10
Interest purchased received as premiums		7	3
Transfer between affiliated private equity funds			22

See Notes to Financial Statements - Statutory Basis

Pacific Life Insurance Company

N O T E S  T O   F I N A N C I A L   S T A T E M E N T S - S T A T U T O R Y   B A S I S

1.	NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NATURE OF OPERATIONS

Pacific Life Insurance Company (Pacific Life or the Company) was established in 1868 and is domiciled in the State of Nebraska as a stock life insurance company. The Company is an indirect subsidiary of Pacific Mutual Holding Company (PMHC), a Nebraska mutual holding company, and a wholly owned subsidiary of Pacific LifeCorp, an intermediate Delaware stock holding company.

The Company and its subsidiaries have primary business operations consisting of life insurance, annuities, and reinsurance. The Company’s primary business operations provide life insurance products, individual annuities and mutual funds, and offers a variety of investment products and services to individuals and businesses. The top geographic locations in the United States for statutory premiums and annuity considerations, and deposits were California, Utah, Texas, Missouri, and Florida representing 15%, 11%, 8%, 8%, and 7%, respectively, of total statutory premiums and annuity considerations, and deposits for the year ended December 31, 2022. No other jurisdiction accounted for more than 5% of the total.

BASIS OF PRESENTATION

The Company prepared its financial statements - statutory basis in accordance with accounting practices prescribed or permitted by the Nebraska Department of Insurance (NE DOI). The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the NE DOI. Prescribed statutory accounting practices include state laws and regulations. Additionally, the Director of the NE DOI has the right to permit other specific practices, which deviate from prescribed practices.

The NE DOI has approved a permitted accounting practice, effective January 1, 2022, allowing the Company to calculate the policy reserves for funding agreements based on a methodology that differs from the NAIC SAP. Policy reserves for funding agreements are calculated based on Statement of Statutory Accounting Principle (SSAP) No. 52, Deposit-Type Contracts, and the reserving methodologies in Appendices A-820 and A-822 which utilizes a reference rate in the valuation interest rate calculation based on an average of a historical twelve-month period ending on June 30 of the calendar year of issue or purchase. In the permitted practice, the Company utilizes a reference rate in the valuation interest rate calculation based on the day of the funding agreement issuance which results in a policy reserve less than or equal to the NAIC SAP policy reserve.

The following table reconciles the Company’s net income (loss) for the years ended December 31, 2022, 2021 and 2020 and capital and statutory surplus as of December 31, 2022 and 2021 between NAIC SAP and practices prescribed or permitted by the NE DOI:

	Years Ended December 31,
	2022	2021	2020
	(In Millions)
Net income (loss), Nebraska basis	$151	$861	($99)
State permitted practices that increase (decrease) NAIC SAP Change in policy reserves	20
Net income (loss), NAIC SAP	$131	$861	($99)

	December 31,
	2022	2021
	(In Millions)
Statutory capital and surplus, Nebraska basis	$11,702	$11,353
State permitted practices that are an increase (decrease) from NAIC SAP Change in policy reserves	20
Statutory capital and surplus, NAIC SAP	$11,682	$11,353

NAIC SAP and accounting practices prescribed or permitted by the NE DOI differ in certain respects, which in some cases are materially different from accounting principles generally accepted in the United States of America (U.S. GAAP) (Note 2).

The Company has evaluated events subsequent to December 31, 2022 through the date the financial statements - statutory basis were available to be issued and has concluded that no events have occurred that require adjustments to these financial statements - statutory basis.

In October 2022, Pacific Life announced its agreement to sell its third-party credit asset management firm, Pacific Asset Management, LLC, (PAM), whose clients include Pacific Funds, to Aristotle Capital Management, LLC. PAM is a wholly owned subsidiary of Pacific Global Asset Management LLC, included in other invested assets. The transaction is expected to close during the first half of 2023, subject to customary approvals and conditions.

Economic and capital market uncertainties have arisen as a result of the spread of COVID-19. The impact of COVID-19 on the Company is constantly evolving and its future effects are uncertain and cannot be reasonably estimated as of the date of this filing. Interest rates, credit spreads and equity market levels have had the most significant effect on the Company’s financial statements. COVID-19 related claims have not been material through December 31, 2022. The Company continues to actively monitor direct and indirect impacts of the pandemic on its financial statements, especially in relation to claims and the investments portfolio.

USE OF ESTIMATES

The preparation of financial statements - statutory basis in conformity with accounting practices prescribed or permitted by regulatory authorities requires management to make estimates and assumptions that affect the reported amounts of admitted assets and liabilities. It also requires disclosure of contingent assets and liabilities at the date of the financial statements - statutory basis and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

RECONCILIATION FROM ANNUAL REPORT TO THE AUDITED FINANCIAL STATEMENTS - STATUTORY BASIS

Subsequent to the filing of the Company’s 2022 Annual Statement, the Company determined the balances for investment income due and accrued and aggregate write-in for liabilities included in other liabilities were not properly presented as of December 31, 2022, which resulted in the reconciliations included in the table below. There was no impact to surplus, net income (loss) or the statement of cash flows.

	Annual Report	Change	Audited Financial Statements
		(In Millions)
Statement of Admitted Assets, Liabilities and Capital and Surplus - Statutory Basis
December 31, 2022:
Assets:
Investment income due and accrued	$1,390	($482)	$908

Total assets	178,797	(482)	178,315

Liabilities:
Other liabilities	$9,929	($482)	$9,447

Total liabilities	167,095	(482)	166,613

ACCOUNTING CHANGES, CORRECTIONS OF ERRORS AND RECLASSIFICATIONS

The Inflation Reduction Act was enacted on August 16, 2022 and imposes a 15% Corporate Alternative Minimum Tax (CAMT) on corporations with three-year average adjusted financial statement income over $1.0 billion that is effective January 1, 2023. The CAMT is payable to the extent the CAMT liability exceeds the regular corporate income tax liability; however, any CAMT paid would be available as a credit with indefinite carryover that could reduce future regular tax in excess of CAMT.

During the fourth quarter of 2022, the NAIC revised Interpretation 22-02, Third Quarter 2022 through First Quarter 2023 Reporting of the Inflation Reduction Act – Corporate Alternative Minimum Tax (INT 22-02), that for a limited time provides a partial exception to SSAP No. 101, Income Taxes, and SSAP No. 9, Subsequent Events. Under INT 22-02, changes in estimates related to CAMT that arise from the Inflation Reduction Act need not be recognized in the year ended December 31, 2022 financial statements - statutory basis nor recognized as Type 1 subsequent events; rather, the Company needs to determine if it will be liable for CAMT in 2023. On December 13, 2022, the NAIC extended the exceptions of INT 22-02 to apply for the December 31, 2022 and March 31, 2023 financial statements - statutory basis with automatic nullification on June 15, 2023. The Company has determined that the consolidated group of corporations of which the Company is a member expects to be subject to the CAMT; however, the Company has not determined if it expects to be liable for the CAMT. Accordingly, the year ended December 31, 2022 financial statements - statutory basis do not include an estimated impact of the CAMT because a reasonable estimate cannot be made.

Effective December 31, 2022, the Company adopted revisions to SSAP No. 43R, Residual Tranches, which clarified that residual tranches shall be valued at the lower of amortized cost or fair value and shall be reported as other invested assets rather than bonds on the statements of admitted assets, liabilities and capital and surplus - statutory basis. The impact of this adoption on the Company’s financial statements was immaterial.

Effective January 1, 2021, the Company adopted revisions to SSAP No. 86, Derivatives, to ensure reporting consistency for derivatives with financing components. A financing derivative is one which the premium to acquire the derivative is paid throughout the derivative term, or at maturity. The revisions require that at acquisition and subsequently, the gross reported fair value of the derivative shall exclude the impact of the financing premiums and the premiums payable shall be separately reported as payable for securities. The impact of the adoption on January 1, 2021 was an increase to Derivatives of $330 million, an increase to Investment Income Due and Accrued of $290 million and an increase to Payable for Securities included in Other liabilities of $620 million.

Effective January 1, 2021, the Company adopted SSAP No. 26R, Bonds, and SSAP No. 32R, Preferred Stock, which clarified the valuation and measurement for perpetual bonds and stocks held as investments. Perpetual bonds that do not possess or no longer possess an effective call option shall be reported at fair value regardless of NAIC designation, otherwise reported at amortized cost. Perpetual preferred stocks shall now be reported at fair value, not to exceed any current effective call price. For perpetual bonds and preferred stocks recorded at fair value, changes in fair value are recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax. The impact of this adoption on the Company’s financial statements - statutory basis was immaterial.

Variable annuity contracts are subject to Actuarial Guideline 43 (AG43) and the Valuation Manual section VM-21 (VM-21). As a result of updates to AG43 and VM-21, effective January 1, 2020, for all variable annuity contracts, $239 million of reserves were released with an offsetting adjustment in surplus, change in reserve on account of change in valuation basis, on the statements of capital and surplus - statutory basis.

For the annuity business retroceded by Pacific Life Re Limited (PLRL), a wholly-owned subsidiary of Pacific LifeCorp, the age calculation methodology was changed from an age last birthday approach to an age nearest birthday basis, which is consistent with the development of the prescribed valuation mortality tables. As a result of this change, effective January 1, 2020, $102 million of aggregate reserves were released with an offsetting adjustment in surplus, change in reserve on account of change in valuation basis, on the statements of capital and surplus - statutory basis.

The Company has a reinsurance agreement with Pacific Life Re Global Limited (RGBM), a wholly-owned, indirect subsidiary of Pacific LifeCorp domiciled in Bermuda, whereby the Company retrocedes statutory reserves for a majority of the underlying Yearly Renewable Term (YRT) treaties on a 100% coinsurance with funds withheld basis to RGBM. During the year ended December 31, 2020, the Company determined that, since inception of the agreement in 2011, reinsurance premiums retroceded by the Company to RGBM had been calculated and retroceded based on gross written premiums received by the Company, rather than earned premiums as defined in the reinsurance agreement. The impact of this correction, net of tax, as of December 31, 2020 was a decrease to unassigned surplus as a prior period adjustment on the statements of capital and surplus - statutory basis of $44 million.

Subsequent to the filing of the Company’s 2021 Annual Statement, the Company determined that the disclosure related to the recorded investment for commercial mortgage loans in the identification of mortgage loans in which the insurer is a participant or co-lender in a mortgage loan agreement was not properly presented as of December 31, 2021, which resulted in a disclosure overstatement of $300 million. The recorded investment was correctly disclosed in the Audited Financial Statements - Statutory Basis (see Note 5). There was no impact to surplus or net income (loss).

FUTURE ADOPTION OF ACCOUNTING PRINCIPLES

During 2020, the NAIC issued Interpretation 20-01 to provide statutory accounting and reporting guidance for the adoption of Accounting Standards Update 2020-04 Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting issued by the Financial Accounting Standards Board. This Interpretation adopts, with minor modification, the U.S. GAAP adopted guidance, which provides optional expedients and exceptions for applying current accounting guidance to contracts, hedging relationships and other transactions affected by reference rate reform if certain criteria are met, through December 31, 2024.

INVESTMENTS AND DERIVATIVE INSTRUMENTS

Bonds not backed by other loans are generally stated at amortized cost using the effective interest method. Bonds, including loan-backed and structured securities (LBASS), with a NAIC designation of 6 are stated at the lower of amortized cost or fair value with changes in fair value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax. Perpetual bonds that do not possess or no longer possess an effective call option shall be reported at fair value regardless of NAIC designation, otherwise reported at amortized cost.

LBASS are generally stated at amortized cost using the effective interest method. Income is determined considering anticipated cash flows based on industry prepayment models and internal estimates. These assumptions are consistent with the current interest rate and economic conditions at the time of valuation. For LBASS purchased with high credit quality and fixed interest rates, the effective yield is recalculated on a retrospective basis. For all other LBASS, including those where cash flows are deemed other than temporarily impaired, effective yield is recalculated on a prospective basis.

Preferred stocks are generally stated at amortized cost. Preferred stocks designated as low quality, lower quality and in or near default are stated at the lower of amortized cost or fair value with changes in fair value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax. Perpetual preferred stocks are reported at fair value, not to exceed any current effective call price, with changes in fair value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax.

Investments in unaffiliated common stocks are valued at fair value with changes in fair value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax.

The Company has certain investments, including financial instruments, denominated in currencies other than the U.S. dollar. All assets and liabilities denominated in foreign currencies are remeasured at year end exchange rates, while revenue and expenses are measured at the transaction date and recorded in net unrealized capital gains (losses) less tax. The Company primarily uses foreign currency interest rate swaps to manage its foreign exchange risk.

Other than temporary impairment (OTTI) evaluation is a quantitative and qualitative process subject to significant estimates and management judgment. The Company has controls and procedures in place to monitor securities and identify those that are subject to greater analysis for OTTI. The Company has an investment impairment committee that reviews and evaluates investments for potential OTTI at least on a quarterly basis.

In determining whether a decline in value is other than temporary, the Company considers several factors including, but not limited to the following: the extent and duration of the decline in value, the reasons for the decline (credit event, currency or interest rate related including spread widening), the Company’s inability or lack of intent to retain the investment for a period of time sufficient to recover the amortized cost basis and the performance of the security’s underlying collateral and projected future cash flows. In projecting future cash flows, the Company incorporates inputs from third-party sources and applies reasonable judgment in developing assumptions used to estimate the probability and timing of collecting all contractual cash flows.

The Company writes down all investments that are deemed to be other than temporarily impaired in the period the securities are deemed to be impaired. The Company records an OTTI to fair value for common stock, preferred stock, and bonds, except for LBASS, which are written down to the present value of cash flows expected to be collected, discounted at the security’s effective interest rate. The Company records an OTTI to fair value for any investment that the Company intends to sell or would be required to sell prior to recovery at a realized loss. The Company records OTTI in net realized capital gains (losses) less tax.

Mortgage loans on real estate are carried at their unpaid principal balance, net of deferred origination fees and impairment losses. Mortgage loans on real estate do not include accrued interest, which is included in investment income due and accrued. The Company generally recognizes interest income on its impaired loans upon receipt. As of December 31, 2022, commercial mortgage loans with a total recorded investment of $72 million were considered impaired and an impairment loss of $15 million was recognized for the year ended December 31, 2022 as the fair value of the underlying collateral on one of these loans was lower than its carrying amount. No impairment loss was recorded on the other loan since the fair value of the underlying collateral was higher than its carrying amount. As of December 31, 2021, commercial mortgage loans with a total recorded investment of $20 million were considered impaired. Since the fair value of the underlying collateral on these loans was greater than their carrying amount, no impairment loss was recorded. During the year ended December 31, 2020, a $14 million OTTI loss was recognized on impaired commercial mortgage loans with a total recorded investment of $135 million.

There was no allowance for credit losses associated with the impaired loans as of December 31, 2022, 2021 and 2020. The average recorded commercial loan that was considered impaired as of December 31, 2022, 2021 and 2020 was $46 million, $20 million and $141 million, respectively. The Company had zero, zero and $115 million of impaired commercial loans on nonaccrual status as of December 31, 2022, 2021 and 2020, respectively. No mortgage loans were derecognized as a result of foreclosure during the years ended December 31, 2022, 2021 and 2020.

Investment real estate is valued at the lower of depreciated cost or market, less related mortgage debt, cumulative write downs and valuation adjustments. Depreciation of investment real estate is computed using the straight line method over estimated useful lives, which range from 5 to 30 years. Real estate investments are evaluated for impairment based on the future estimated undiscounted cash flows expected to be received during the estimated holding period. When the future estimated undiscounted cash flows are less than the current carrying value of the property (gross cost less accumulated depreciation), the property is considered impaired and is written-down to its fair value through net realized capital gains (losses) less tax. The Company did not recognize any impairment loss on real estate investment properties for the year ended December 31, 2022. The Company recorded a loss of $22 million related to the disposal of real estate fixed assets from the Home Office and the sale of two real estate investment properties for the year ended December 31, 2021. The Company recorded impairment loss of $6 million on two of the real estate investment properties for the year ended December 31, 2020. The impairments were the result of two real estate investment properties classified as held-for-sale as of December 31, 2020 where the contracted sale price was lower than the book value. Fair value was determined based on expected sales proceeds. The Company held two real estate investment properties classified as held-for-sale with a carrying value of $11 million as of December 31, 2020.

Short-term investments are stated at amortized cost and approximate fair value. Short-term investments include, but are not limited to, bonds and commercial paper whose maturities at the time of purchase were greater than three months and less than or equal to one year. Cash and cash equivalents are stated at amortized cost and approximate fair value. Cash and cash equivalents include money market instruments, cash on deposit and highly liquid debt instruments with maturities of three months or less from purchase date.

The Company did not have any transfers of financial assets accounted for as secured borrowings, excluding repurchase and reverse repurchase agreements disclosed in Note 3.

Contract loans are carried at unpaid principal balances.

Other invested assets are generally carried at values based on the underlying audited equity of the investee as determined in accordance with U.S. GAAP with changes in value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax. Other invested assets primarily consist of investments in joint ventures, hedge funds, and private equity funds. These investments include affiliated companies as well as those where the Company has minor ownership interests. An impairment occurs if it is probable that the Company will be unable to recover the carrying amount of the investment. The investment is written down to fair value as the new cost basis and the OTTI is recorded in net realized capital gains (losses) less tax.

The Company applies hedge accounting as prescribed by SSAP No. 86, Derivatives, by designating derivative instruments as either fair value or cash flow hedges on the inception date of the hedging relationship. At the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction. In this documentation, the Company specifically identifies the asset, liability, firm commitment, or forecasted transaction that has been designated as the hedged item and states how the hedging instrument is expected to hedge the risks related to the hedged item. The Company formally assesses and measures effectiveness of its hedging relationships both at the hedge inception date and on an ongoing basis in accordance with its risk management policy.

Derivative instruments used in hedging transactions that meet the criteria of a highly effective hedge are considered effective hedges and are reported in the financial statements in a manner consistent with the hedged asset or liability (amortized cost or fair value). Changes in the carrying value of derivatives that qualify for hedge accounting are recorded consistently with how the changes in the carrying value of the hedged asset or liability are recorded. For foreign currency swaps, changes in fair value attributable to changes in foreign exchange rates are reflected as adjustments to unassigned surplus as a change in net unrealized foreign exchange capital gain (loss) consistent with the hedged items.

To the extent the Company chooses not to designate a derivative as a hedge or the designated derivative no longer meets the criteria of an effective hedge, the derivative is accounted for at fair value with changes in fair value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax. When these derivative instruments are terminated, the gains and losses are reported as net realized capital gains (losses) less tax.

Carrying value is calculated based on the gross derivative asset or liability position. If the carrying value of the derivative is positive, the amount is recorded in derivatives. If the carrying value of the derivative is negative, the amount is recorded in other liabilities. The Company’s receivable for the return of cash collateral pledged is recorded in other invested assets. The Company’s obligation to return cash collateral received is recorded in other liabilities.

Gains and losses on terminated derivative instruments that are hedging bonds are subject to the Interest Maintenance Reserve (IMR). Gains and losses on terminated forward starting swap positions that are hedging anticipatory purchases of bonds are deferred to unearned investment income, included in other liabilities, if the effective date of the forward starting swap is beyond the current fiscal year. Once the effective date is within the current fiscal year, the gains and losses are transferred from unearned investment income to the IMR. Gains and losses on terminated derivative instruments that are hedging the surplus notes are recorded directly to surplus in other surplus adjustments, and amortized as an increase in net investment income over the life of the surplus notes utilizing the effective interest method.

Periodic net settlements on derivatives designated as hedges are recorded on an accrual basis consistent with the hedged items and for hedging derivatives designated under SSAP No. 108, Derivatives Hedging Variable Annuity Guarantees, in net investment income. Periodic net settlements on derivatives not designated as hedging are recorded on an accrual basis in net investment income.

The Company also applies hedge accounting as prescribed by SSAP No. 108. Designated derivatives are reported at fair value and fair value fluctuations attributable to the hedged risk that offsets the current period change in the designated portion of the VM-21 reserve liability are reported in realized capital gains (losses) less tax. Fair value fluctuations attributable to the hedged risk that do not offset the current period change in the designated portion of the VM-21 reserve liability are recognized as a deferred asset (admitted) reported in other assets or other liabilities. An amount equal to the net deferred asset or liability must be allocated from unassigned funds (surplus) and presented separately as special surplus adjustments. The deferred asset or liability is amortized on a straight-line basis over a period not to exceed 10 years into net realized capital gains (losses) less tax with a corresponding reallocation from special surplus adjustments to unassigned funds (surplus). See Note 5.

The asset valuation reserve (AVR) is computed in accordance with a prescribed formula and is designed to stabilize surplus against valuation and credit-related losses for certain investments. Changes to the AVR are reported as direct additions to, or deductions from, unassigned surplus. The IMR results in the deferral of after tax realized capital gains and losses attributable to interest rate fluctuations on bonds and other investments. These capital gains and losses are amortized into net investment income over the remaining life of the investment sold. The IMR of $56 million and $205 million is included in other liabilities as of December 31, 2022 and 2021, respectively.

Net investment income consists of interest, dividend, accretion income, net of amortization and investment expenses, partnership realized income, and periodic net settlements on derivatives. Interest income for bonds and redeemable preferred stock is recognized on an accrual basis. Dividend income for perpetual preferred stock and common stock is recognized as earned on the ex-dividend date. Amortization and accretion are determined by the effective interest method based on estimated principal repayments. Accrual of interest income is suspended, and any existing accrual balances are written off, for bonds that are in default or when it is probable the interest due and accrued is uncollectible. Prepayment penalties for bonds and prepayment premiums for mortgage loans are recorded as net investment income. Investment income from subsidiaries, controlled and affiliated (SCA) entities is described below. Interest expense on surplus notes is also recorded in net investment income.

The Company accrues interest income on impaired loans to the extent it is deemed collectible. If any interest income due and accrued is deemed uncollectible, interest accrual ceases and previously accrued amounts are written off. Accrued interest income more than 180 days past due deemed collectible on mortgage loans in default is nonadmitted. All other investment income due and accrued over 90 days past due is nonadmitted. The amount of investment income due and accrued excluded from surplus was $1 million and zero as of December 31, 2022 and 2021.

Net realized capital gains (losses) less tax are determined on the specific identification method and are presented net of Federal income taxes and transfers to the IMR.

INFORMATION CONCERNING PARENT, SUBSIDIARIES AND AFFILIATES

Included in common stocks and other invested assets are the Company’s SCA entities in which the Company, with its affiliates, holds a voting interest of 10% or more. The Company holds no investments in SCA entities that exceed 10% of admitted assets of the Company as of December 31, 2022 and 2021. Undistributed earnings and losses from SCA entities are recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax. Dividends and distributions are recognized in net investment income, with a corresponding reduction to unassigned surplus, when declared to the extent that they are not in excess of the undistributed accumulated earnings of the SCA entity. The Company did not recognize any impairment write-downs for its investments in SCA entities, during the years ended December 31, 2022, 2021 and 2020.

The Company carries its wholly owned State of Arizona domiciled life insurance common stock subsidiary, Pacific Life & Annuity Company (PL&A), based on PL&A’s underlying audited statutory surplus. PL&A’s carrying value was $474 million and $530 million as of December 31, 2022 and 2021, respectively. The Company carries its wholly owned State of Vermont domiciled special purpose financial insurance company subsidiaries, Pacific Alliance Reinsurance Company of Vermont (PAR Vermont) and Pacific Baleine Reinsurance Company (PBRC) based on their underlying audited statutory surplus. However, the audited statutory surplus of PAR Vermont and PBRC both include an admitted asset based on approved practices in Vermont. Under NAIC SAP, these assets are not considered admitted assets. Based on the nonadmission of these assets, the Company nonadmits the carrying values of PAR Vermont and PBRC for reporting. The nonadmitted carrying values of PAR Vermont and PBRC were $227 million and $187 million, respectively as of December 31, 2022. The nonadmitted carrying values of PAR Vermont and PBRC were $241 million and $121 million, respectively, as of December 31, 2021. During the years ended December 31, 2022, 2021 and 2020, the Company made capital contributions of zero, zero and $350 million, respectively, to PAR Vermont. During the years ended December 31, 2022, 2021 and 2020, the Company made capital contributions of zero, zero and $90 million, respectively, to PBRC.

The Company had investments in mutual funds managed by affiliates as of December 31, 2022 and 2021. Investments in affiliated mutual funds are carried at the underlying audited U.S. GAAP equity of the mutual funds which approximates fair value. Investments in affiliated bonds are generally valued at amortized cost except those with an NAIC designation of 6, which are reported at the lower of amortized cost or fair value. Investments in affiliated mutual funds are carried at fair value.

The Company generally carries its investments in joint ventures, partnerships and limited liability companies (LLCs) based on the underlying audited U.S. GAAP equity of the investee as determined in accordance with U.S. GAAP, except as otherwise disclosed below. These investments include affiliated companies as well as those where the Company has minority ownership interests. The carrying value of non-insurance SCA’s where an audit was not performed are nonadmitted.

Pacific Asset Holding LLC (PAH) is a wholly owned LLC that invests in commercial real estate properties and ventures and other private equity investments. PAH is accounted for under SSAP No. 97 8.b.iii, Investments in Subsidiary, Controlled and Affiliated Entities, which requires it to be carried based on its audited U.S. GAAP equity, without any statutory adjustments. As of December 31, 2022 and 2021, PAH’s carrying value was $3,575 million and $1,971 million, respectively.

Pacific Life Fund Advisors LLC (PLFA) is a non-life insurance LLC subsidiary 99% owned by the Company and 1% owned by PL&A. PLFA is the investment adviser for the Pacific Select Fund and the Pacific Funds Series Trust. The Pacific Select Fund is the investment vehicle provided to the Company’s variable life insurance policyholders and variable annuity contract owners. The Pacific Funds Series Trust is the investment vehicle for the Company’s mutual fund products and other funds. Distributions to the Company from PLFA, reflecting net revenues and expenses, net of taxes, are recorded by the Company as net investment income when declared to the extent they are not in excess of undistributed accumulated earnings. Distributions from PLFA to the Company included in net investment income for the years ended December 31, 2022, 2021 and 2020 were $99 million, $119 million and $102 million, respectively. Any undistributed net revenue and expense, net of tax, is recorded directly to surplus. PLFA is carried based on its underlying audited U.S. GAAP equity. As of December 31, 2022 and 2021, PLFA’s carrying value was $45 million and $47 million, respectively.

The Company carries Pacific Select Distributors, LLC (PSD), a wholly owned non-life insurance LLC broker-dealer subsidiary, based on its underlying audited U.S. GAAP equity and adjusted to a statutory basis of accounting. As of December 31, 2022 and 2021, PSD’s carrying value was $41 million and $45 million, respectively. PSD primarily serves as the distributor of registered investment-related products and services, principally variable life and annuity contracts issued by the Company and PL&A. In connection with PSD’s distribution of these variable life and annuity contracts for the Company and PL&A, the Company incurred commission expense of $497 million, $603 million and $449 million during the years ended December 31, 2022, 2021 and 2020, respectively. A service plan was adopted by the Pacific Select Fund whereby the Pacific Select Fund pays PSD, as distributor of the funds, a service fee in connection with services rendered or procured for shareholders of the fund or their variable contract owners. These services may include, but are not limited to, payment of compensation to broker-dealers, including PSD itself, and other financial institutions and organizations, which assist in providing any of the services. From these service fees, PSD reimbursed the Company $74 million, $86 million and $76 million, included in commission expense, for paying trail commissions on its behalf for the years ended December 31, 2022, 2021 and 2020, respectively. PSD also offers limited retail broker-dealer services that include selling variable annuities issued by the Company to customers advised by third party fiduciaries such as trust companies and registered investment advisers. With respect to these sales, PSD acts as the broker-dealer of record for the initial sale, but does not receive commissions.

The Company also has the following noninsurance SCA investments that are classified as SSAP No. 97, Subsidiary, Affiliated and Controlled Entities (SSAP 97) 8b(iii) entities:

	December 31, 2022				December 31, 2021
Description: (3)	Gross Amount		Nonadmitted Amount	Admitted Asset Amount	Gross Amount		Nonadmitted Amount	Admitted Asset Amount
	(In Millions)
Pacer Pacific Asset Floating	$38	(1)		$38	$24	(2)		$24
PSF Hedge Equity Portfolio Class I	15	(1)		15	16	(2)		16
Pacific Funds Ultra Short Income Class I	13	(1)		13	13	(1)		13
Pacific Funds Ultra Short Income Class D	13	(1)		13	13	(1)		13
PSF ESG Diversified Growth Class I	10	(1)		10	13	(2)		13
Pacific Funds ESG Core Bond Fund Adv Class	11	(1)		11	12	(1)		12
Pacific Funds ESG Core Bond Fund Class I	11	(1)		11	12	(1)		12
PSF ESG Diversified Portfolio Class I	9	(1)		9	11	(2)		11
Pacific Funds Small-Cap Value, Advisor	8	(1)		8	9	(1)		9
Pacific Optimization Moderate	1	(1)		1	1	(1)		1
Pacific Optimization Growth	1	(1)		1	1	(1)		1
Total	$130		$—	$130	$125		$—	$125

(1)	Includes NAIC Sub-2 filing types.
(2)	Includes NAIC Sub-1 filing types.
(3)	The Company received responses from the NAIC for all required SCA filings and no SCA investment valuations were disallowed or required to be resubmitted.

The Company is the owner and beneficiary of life insurance policies captured under SSAP No. 21, Other Admitted Assets. As of December 31, 2022 and 2021, the cash surrender value was $171 million and $208 million, respectively. As of December 31, 2022, the investments in various fund structures of the underlying life insurance policies comprise investment characteristics of 98% of stocks and 2% of cash and short-term investments. As of December 31, 2021, the investments in various fund structures of the underlying life insurance policies comprise investment characteristics of 100% of stocks.

The Company provides certain subsidiaries and affiliates with services that are routine in nature. Fees for these services are determined using cost allocations based on U.S. GAAP or a negotiated basis intended to reflect market prices. The Company provides investment and administrative services for certain subsidiaries and affiliates under administrative services agreements. For the years ended December 31, 2022, 2021 and 2020, the Company received $127 million, $114 million and $103 million, respectively, for services provided to, and paid $27 million, $10 million and $8 million, respectively, for services received from certain subsidiaries and affiliates, which are included in operating expenses. As of December 31, 2022 and 2021, the Company reported $0.3 million and $1 million, respectively, as amounts due from the parent company and the ultimate parent, Pacific LifeCorp and PMHC, and $74 million and $105 million, respectively, due from other affiliated companies. As of December 31, 2022 and 2021, the Company reported $1 million and ($3) million, respectively, as amount due to (from) other affiliated companies. It is the Company’s practice to settle these amounts no later than 90 days after the due date.

In September 2021, the Company entered into a one year agreement with Pacific Life Re International Limited (RIBM), a wholly owned indirect subsidiary of Pacific LifeCorp, to lend up to $100 million at a fixed rate of 0.7%. The amount loaned as of December 31, 2021, was $70 million. The agreement was terminated May 6, 2022. There were no loans outstanding as of December 31, 2022.

In June 2022, the Company entered into a promissory note with Pacific LifeCorp to borrow up to $200 million at an interest rate of 3.88%. There were no borrowings outstanding as of December 31, 2022. The promissory note matures on March 31, 2025.

The Company’s structured settlement transactions are typically designed such that an affiliated assignment company assumes settlement obligations from external parties in exchange for consideration. The affiliated assignment company then funds the assumed settlement obligations by purchasing annuity contracts from the Company. Consequently, substantially all of the Company’s structured settlement annuities are sold to an affiliated assignment company. Included in the liability for aggregate reserves are insurance contracts with the affiliated assignment company with contract values of $3.4 billion and $2.9 billion as of December 31, 2022 and 2021, respectively. Related to these contracts, the Company received $503 million, $197 million and $305 million of premiums and annuity considerations and paid $201 million, $183 million and $174 million of current and future policy benefits for the years ended December 31, 2022, 2021 and 2020, respectively. In addition, included in the liability for deposit-type contracts are insurance contracts with the affiliated assignment company of $3.9 billion and $3.3 billion as of December 31, 2022 and 2021, respectively.

AGGREGATE RESERVES AND LIABILITY FOR DEPOSIT-TYPE CONTRACTS

Life insurance reserves are valued using the net level premium method, the Commissioners’ Reserve Valuation Method (CRVM), or other modified reserve methods. Interest rate assumptions ranged from 2.0% to 6.0%. Reserves for individual variable annuities are held in accordance with VM-21. Reserves for individual fixed annuities are maintained using the Commissioners’ Annuity Reserve Valuation Method, with appropriate statutory interest and mortality assumptions computed on the basis of interest ranging from 1.0% to 11.3%. Group annuity reserves are valued using the CRVM with statutory interest and mortality assumptions computed on the basis of interest ranging from 1.0% to 11.3%.

The Company establishes loss liabilities for claims that have been incurred before the valuation date, but have not yet been paid. An expense liability is established associated with paying those claims.

The Company waives deduction of deferred fractional premium upon death of insured. The Company does not return any portion of the final premium for periods beyond the date of death. Continuous or modal premium assumptions are used for all reserves. All reserves are equal to the greater of the computed reserve and surrender value or, on certain products, a higher alternative comparison value.

Payments received on deposit-type contracts, which do not incorporate any mortality or morbidity risk, are recorded directly to the liability for deposit-type contracts. Interest credited to deposit-type contracts is recorded as an expense in the summary of operations when earned under the terms of the contract. Payments to contract holders are recorded as current and future policy benefits expense to the extent that such payments differ from the recorded liability. Interest rates credited ranged primarily from 0.3% to 8.8%.

TRANSFERS TO SEPARATE ACCOUNTS DUE OR ACCRUED, NET

Transfers to separate accounts due or accrued, net consist primarily of amounts accrued from the separate account for expense allowances recognized in reserves. These amounts represent the excess of separate account contract values over statutory reserves held in the separate account.

REVENUES, BENEFITS AND EXPENSES

Life insurance premiums are recognized as income when due from the policyholder under the terms of the insurance contract. Premiums for flexible premium products are recognized when received from the policyholder. Annuity considerations are recognized as premiums when received.

Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

PARTICIPATING POLICIES

For the years ended December 31, 2022, 2021 and 2020, premiums under ordinary insurance, group insurance and group annuity participating policies were $7 million or 0.2%, $7 million or 0.2% and $8 million or 0.2%, respectively, of total ordinary insurance, group insurance and group annuity premiums earned. The Company accounts for its policyholder dividends based upon dividend formulas approved by the Company’s Board of Directors. During the years ended December 31, 2022, 2021 and 2020, the Company paid dividends in the amount of $7 million, $8 million and $8 million to policyholders and did not allocate any additional income to such policyholders.

FEDERAL INCOME TAXES

The Company is taxed as a life insurance company for income tax purposes and its operations are included in the consolidated Federal income tax return of PMHC. In addition to the Company, included in PMHC’s consolidated return are the following entities: Pacific LifeCorp, PL&A, PAR Vermont, PBRC, PLFA, and RGBM.

The method of tax allocation between companies is subject to written tax sharing agreements, approved by the Company’s Board of Directors. Allocation is based upon separate return calculations with current credit for net losses to the extent utilized in the consolidated return. If the consolidated return has tax losses, intercompany balances are generally settled as refunds are received. If the consolidated return has a tax payable, the intercompany balances are generally settled as paid.

SEPARATE ACCOUNTS

Separate accounts primarily include variable life and annuity contracts, as well as other single separate accounts. The Company’s separate accounts without guarantees consist of the variable annuities and variable life businesses where the assets of these accounts are carried at fair value and represent legally segregated contract holder funds. A separate account liability is recorded at fair value at an amount equal to the separate account asset. The investment results of separate account assets typically pass through to the contract holders so that the Company generally bears no investment risk on these assets. Amounts charged to the separate account for mortality, surrender and expense charges are included in separate account fees in other income.

The Company has separate accounts with guarantees comprised of the group annuities business where the general account guarantees annuity payments if the separate accounts is unable to do so. Assets of the group annuities business are carried at amortized cost and the Company establishes an AVR as required. The Company contractually guarantees either a minimum return or account value on these separate account products, for which liabilities have been recorded in aggregate reserves.

Separate account assets are primarily invested in mutual funds, but are also invested in bonds, mortgage loans, and hedge funds.

The variable annuities, variable universal life, and group annuities are classified as separate account products under statutory accounting principles. Variable annuities and variable universal life products are also classified as separate account products under U.S. GAAP, however, group annuities are classified as general account products under U.S. GAAP due to the investment risk being retained by the general account.

RISK-BASED CAPITAL

Risk-based capital is a method developed by the NAIC to measure the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Additionally, certain risks are required to be measured using actuarial cash flow modeling techniques, subject to formulaic minimums. The adequacy of a company’s actual capital is measured by the risk-based capital results, as determined by the formulas and actuarial models. Companies below minimum risk-based capital requirements are classified within certain levels, each of which requires specified corrective action. As of December 31, 2022 and 2021, the Company exceeded the minimum risk-based capital requirements.

2.	COMPARISON OF NAIC SAP TO U.S. GAAP

The objectives of U.S. GAAP reporting differ from the objectives of NAIC SAP reporting. U.S. GAAP stresses measurement of earnings of a business from period to period, while NAIC SAP stresses measurement of ability to pay claims in the future.

The Company prepares its financial statements - statutory basis in accordance with statutory accounting practices prescribed or permitted by the NE DOI, which is a comprehensive basis of accounting other than U.S. GAAP. NAIC SAP and accounting practices prescribed or permitted by the NE DOI (Note 1) primarily differ from U.S. GAAP by charging policy acquisition costs to expense as incurred, recognizing certain policy fees as revenue when billed, establishing future policy benefit liabilities using different actuarial assumptions and methods, reporting surplus notes as surplus instead of debt, as well as reporting investments and certain assets and accounting for deferred income taxes on a different basis.

3.	INVESTMENTS

BONDS, SHORT-TERM INVESTMENTS AND CASH EQUIVALENTS

The book/adjusted carrying value, fair value and net unrealized gains (losses) of bonds, short-term investments and cash equivalents are shown below. Short-term investments and cash equivalents as of December 31, 2022 and 2021 were $698 million and $395 million, respectively. See Note 4 for information on the Company’s fair value measurements.

	Book/Adjusted Carrying Value	Fair Value	Net Unrealized Losses
		(In Millions)
December 31, 2022:
U.S. Government	$1,038	$985	($53)
All other governments	638	572	(66)
U.S. states, territories and possessions	102	84	(18)
U.S. political subdivisions of states, territories and possessions	213	203	(10)
U.S. special revenue and special assessment obligations	2,039	1,799	(240)
Industrial and miscellaneous	54,274	48,098	(6,176)
Bank loans	1,774	1,735	(39)
Hybrid securities	23	21	(2)
LBASS:
Residential mortgage-backed securities (RMBS)	1,400	1,228	(172)
Commercial mortgage-backed securities (CMBS)	3,529	3,132	(397)
Industrial, miscellaneous and other	9,513	8,805	(708)
Total	$74,543	$66,662	($7,881)

	Book/Adjusted Carrying Value	Fair Value	Net Unrealized Gains (Losses)
		(In Millions)
December 31, 2021:
U.S. Government	$1,585	$1,714	$129
All other governments	659	706	47
U.S. states, territories and possessions	86	92	6
U.S. political subdivisions of states, territories and possessions	164	188	24
U.S. special revenue and special assessment obligations	1,374	1,518	144
Industrial and miscellaneous	52,454	57,013	4,559
Bank loans	1,540	1,539	(1)
Hybrid securities	30	30	—
LBASS:
RMBS	1,923	1,970	47
CMBS	2,452	2,482	30
Industrial, miscellaneous and other	5,474	5,603	129
Total	$67,741	$72,855	$5,114

The book/adjusted carrying value and fair value of bonds, short-term investments and cash equivalents as of December 31, 2022, by contractual repayment date of principal, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Book/Adjusted Carrying Value	Fair Value
	(In Millions)
Due in one year or less	$3,026	$2,989
Due after one year through five years	17,777	16,921
Due after five years through ten years	19,132	16,787
Due after ten years	20,166	16,800
	60,101	53,497
LBASS	14,442	13,165
Total	$74,543	$66,662

The following tables present the fair value and gross unrealized losses for bonds where the fair value had declined and remained continuously below the amortized cost adjusted for OTTI for less than twelve months and for twelve months or greater:

	Less than 12 Months		12 Months or Greater		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
			(In Millions)
December 31, 2022:
U.S. Government	$626	$32	$40	$23	$666	$55
All other governments	435	45	73	23	508	68
U.S. states, territories and possessions	74	14	10	4	84	18
U.S. political subdivisions	150	13			150	13
U.S. special revenue and special assessment obligations	1,305	217	129	43	1,434	260
Industrial and miscellaneous	39,955	4,847	5,001	1,460	44,956	6,307
Bank loans	1,071	23	255	19	1,326	42
Hybrid securities			16	4	16	4
LBASS:
RMBS	380	29	659	174	1,039	203
CMBS	1,775	160	829	240	2,604	400
Industrial, miscellaneous and other	5,324	411	1,907	324	7,231	735
Total	$51,095	$5,791	$8,919	$2,314	$60,014	$8,105

December 31, 2021:
U.S. Government	$955	$6			$955	$6
All other governments	112	5	$5	$1	117	6
U.S. special revenue and special assessment obligations	132	2	38	1	170	3
Industrial and miscellaneous	6,455	143	592	32	7,047	175
Bank loans	438	3	157	8	595	11
Hybrid securities			5	1	5	1
LBASS:
RMBS	883	16	193	5	1,076	21
CMBS	682	14	511	38	1,193	52
Industrial, miscellaneous and other	2,318	26	171	5	2,489	31
Total	$11,975	$215	$1,672	$91	$13,647	$306

The Company has evaluated investments with gross unrealized losses and determined that the unrealized losses are temporary. The Company does not have the intent to sell these securities and has the intent and ability to retain these investments for a period of time sufficient to recover the amortized cost basis.

The table below summarizes the OTTI by security type:

	Years Ended December 31,
	2022	2021	2020
	(In Millions)
Bonds:
Industrial and miscellaneous	$13	$36	$80
Bank loans	1
LBASS	2	34	7
Mortgage loans	15		14
Real estate			6
Other invested assets	6	11	10
Total OTTI	$37	$81	$117

No OTTIs were recognized on LBASS due to intent to sell or inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis during the year ended December 31, 2022.

The following table presents all LBASS with an OTTI recognized during the year ended December 31, 2022, whereby the present value of cash flows expected to be collected is less than the amortized cost basis of the securities:

Cusip	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost after OTTI	Fair Value at time of OTTI	Date of Financial Statement When Reported
			(In Millions)
10623*AA4	$9	$8	$1	$8	$8	3/31/2022
10623*AA4	7	6	1	6	6	9/30/2022
Total			$2

The assignment of an NAIC 5GI designation to a debt security occurs when the necessary documentation for a full credit analysis does not exist but the security is current on all contractual payments and the Company expects the security to make full payment of all contractual principal and interest. The following table presents the number of investments, the book/adjusted carrying value, and the fair value for bonds with an NAIC 5GI designation:

	December 31, 2022			December 31, 2021
	Number	Book/Adjusted Carrying Value	Fair Value	Number	Book/Adjusted Carrying Value	Fair Value
	(In Millions)				(In Millions)
U.S. special revenue and special assessment obligations				2	$13	$13
Industrial and miscellaneous				1	28	29
Bank loans	1	$14	$11	1	15	14
LBASS	3	7	6	3	6	8
Total	4	$21	$17	7	$62	$64

Proceeds, gross gains, and gross losses recognized on sales of bonds were $4.3 billion, $10 million, and $190 million, respectively, for the year ended December 31, 2022. Proceeds, gross gains, and gross losses recognized on sales of bonds were $2.4 billion, $28 million, and $11 million, respectively, for the year ended December 31, 2021. Proceeds, gross gains, and gross losses recognized on sales of bonds were $1.7 billion, $56 million, and $14 million, respectively, for the year ended December 31, 2020.

Bonds with a book/adjusted carrying value of $6 million as of December 31, 2022 and 2021, were held as restricted assets on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

The Company received prepayment penalties and acceleration of fees of $28 million, $117 million and $70 million from 192, 249 and 173 securities for the years ended December 31, 2022, 2021 and 2020, respectively.

SECURITIES LENDING

The Company participates in a securities lending program administered by an authorized financial institution whereby certain investment securities are loaned to third parties for the purpose of enhancing income on securities held through reinvestment of cash collateral received upon lending. With respect to securities loaned, the Company requires initial cash collateral equal to a minimum of 102% of the fair value of domestic securities loaned. The Company monitors the fair value of securities loaned with additional collateral obtained as necessary. This collateral is not restricted, and there is no collateral that extends beyond one year from December 31, 2022. The borrower of the loaned securities is permitted to sell or repledge those securities. Upon default of the borrower, the Company has the right to purchase replacement securities using the cash collateral held. Similarly, upon default of the Company, the borrower has the right to sell the loaned securities and apply the proceeds from such sale to the Company’s obligation to return the cash collateral held. As of December 31, 2022 and 2021, there were no separate accounts securities lending arrangements.

For securities lending transactions, the carrying value of securities classified as bonds and on loan as of December 31, 2022 and 2021 was $4.2 billion and $3.0 billion, respectively, with fair value of $3.7 billion and $3.2 billion, respectively. The Company recorded cash collateral received of $3.8 billion and $3.3 billion as of December 31, 2022 and 2021, respectively, and established a corresponding liability for the same amount, which is included in other liabilities. As of December 31, 2022 and 2021, the Company has not sold or repledged collateral received from securities lending agreements. The Company may occasionally utilize amounts from the cash collateral for short-term liquidity for general corporate purposes. As of December 31, 2022 and 2021, $1.0 billion and zero, respectively, were utilized for general corporate purposes.

The aggregate amount of collateral reinvested broken down by the maturity date of the invested asset is as follows (In Millions):

	December 31, 2022		December 31, 2021
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Overnight and continuous
30 days or less	$928	$928	$727	$727
31-60 days	300	300	2,050	2,050
61 to 90 days	1,600	1,600	550	550
Total collateral reinvested	$2,828	$2,828	$3,327	$3,327

The Company invests the cash collateral received from its securities lending arrangements primarily into short-term investments.

To manage the mismatch of maturity dates between the security lending transactions and the related reinvestment of the collateral received, the Company reinvests in assets with a maturity date of 90 days or less.

REPURCHASE AGREEMENTS

In 2022, the Company entered into repurchase agreements with unaffiliated financial institutions. Under these agreements, the Company sells bonds and receives cash in an amount equal to at least 102% of the estimated fair value of the bonds sold at the inception of the transaction, with a simultaneous agreement to repurchase such bonds at a future date or on demand in an amount equal to the cash initially received plus interest. The Company monitors the ratio of the cash-held to the estimated fair value of the bonds sold throughout the duration of the transaction and additional cash or securities are obtained as necessary. Bonds sold under such transactions may be sold or re-pledged by the transferee. Income and expense associated with repurchase agreements are recorded in net investment income. The repurchase agreements are tri-party trades. The maximum amount outstanding under repurchase agreements during the year ended December 31, 2022 was $10 million, which had a maturity time frame of 2 days to 1 week. There are no amounts outstanding under these agreements as of December 31, 2022.

The maximum fair value of securities sold outstanding under secured borrowing agreements during the year ended December 31, 2022 was $10 million. There were no outstanding securities sold as of December 31, 2022.

The maximum amount of cash collateral received outstanding under secured borrowing agreements during the year ended December 31, 2022 was $10 million. There was no outstanding cash collateral received outstanding as of December 31, 2022. There was no outstanding securities collateral liability outstanding as of December 31, 2022.

REVERSE REPURCHASE AGREEMENTS

The Company invests cash collateral received into reverse repurchase agreements as part of its securities lending program. The Company requires that all reverse repurchase agreements must be collateralized by United States (U.S.) Treasury Securities, U.S. Agency Securities, U.S. Corporate bonds and/or U.S. Equities with a minimum margin of 102%. For the securities lending program, reverse repurchase agreements had a maximum maturity of 90 days and are indemnified by the Company’s securities lending agent against counterparty default. When counterparty default and price movements of the collateral received present the primary risks for repurchase agreements, the Company mitigates such risks by mandating short maturities, applying proper haircuts and monitoring fair values daily.

In 2022, the Company entered into a reverse repurchase transaction commitment of $250 million with an unaffiliated financial institution. Under this agreement, the Company purchases U.S. Treasury Securities and loans cash, with a simultaneous agreement to resell such securities at a future date or on demand in an amount equal to the cash initially loaned plus interest. There were no amounts outstanding under this agreement as of December 31, 2022.

The reverse repurchase agreements used are tri-party trades.

The following tables present the maximum amount and ending value during and as of the periods presented of the allocation of reverse repurchase agreements by maturity (In Millions):

	Maximum Amount				Ending Balance
December 31, 2022	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Overnight and continuous	$200	$250	$650	$200	$200		$150	$200
30 days or less	1,175	1,100	1,950	1,450	400	$250	200	200
31-90 days >90 days	2,925	3,175	2,875	4,250	2,925	2,675	2,125	1,900

	Maximum Amount				Ending Balance
December 31, 2021	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Overnight and continuous	$1,125	$1,025	$925	$450	$1,100	$925	$400
30 days or less	1,000	1,050	1,425	1,425	300	200	725	$575
31-90 days	250	1,575	2,250	2,900	1,175	1,575	1,850	2,600
>90 days	250	250

The Company has not sold or acquired any securities that resulted in default.

The following table presents, by NAIC designation, the fair value of bonds acquired by the Company under reverse repurchase- secured borrowings as of December 31, 2022 and 2021 (In Millions):

	December 31,
	2022	2021
NAIC 1	$947	$1,039
NAIC 2	702	946
NAIC 3	242	983
NAIC 4	551	383
Total	$2,442	$3,351

The maximum and ending fair value of the bonds acquired under reverse repurchase-secured borrowings during the years 2022 and 2021 is as follows (In Millions). None of the bonds acquired were nonadmitted.

December 31, 2022	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Maximum Amount	$3,800	$3,938	$4,836	$2,662
Ending Balance	3,750	3,117	2,617	2,442

December 31, 2021	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Maximum Amount	$2,706	$2,843	$5,869	$4,121
Ending Balance	2,706	2,843	3,119	3,351

The following tables present the aggregate allocation of collateral pledged of repurchase agreements by remaining contractual maturity (In Millions):

	December 31, 2022		December 31, 2021
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Overnight and continuous 30 days or less	$400	$400	$575	$575
31-90 days	1,900	1,900	2,600	2,600
>90 days	—	—	—	—

The maximum amounts and ending balances of the cash collateral provided and recognized receivable for the return of collateral for reverse repurchase-secured borrowings during the years 2022 and 2021 is as follows (In Millions):

December 31, 2022	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Maximum Amount	$3,850	$3,675	$3,675	$4,950
Ending Balance	3,525	2,925	2,475	2,300

December 31, 2021	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Maximum Amount	$2,600	$2,700	$2,975	$3,725
Ending Balance	2,575	2,700	2,975	3,175

The maximum amounts and ending balances of the recognized liability to return collateral for reverse repurchase-secured borrowing securities sold/acquired with cash collateral during the years 2022 and 2021 is as follows (In Millions):

December 31, 2022	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Maximum Amount	$3,850	$3,675	$3,675	$4,950
Ending Balance	3,525	2,925	2,475	2,300

December 31, 2021	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Maximum Amount	$2,600	$2,700	$2,975	$3,725
Ending Balance	2,575	2,700	2,975	3,175

WORKING CAPITAL FINANCE INVESTMENTS

The tables below present the aggregate book/adjusted carrying value of working capital finance investments (WCFI) by designation as of December 31, 2022 and 2021.

	Gross Asset	Nonadmitted Asset	Net Admitted Asset
December 31, 2022:		(In Millions)
WCFI Designation 1	$764		$764
WCFI Designation 2	544		544
Total	$1,308	—	$1,308

	Gross Asset	Nonadmitted Asset	Net Admitted Asset
December 31, 2021:		(In Millions)
WCFI Designation 1	$310		$310
WCFI Designation 2	134		134
Total	$444	—	$444

The table below presents the aggregate maturity distribution on the underlying working capital finance programs. The Company did not have any events of default on working capital finance programs.

	Book/Adjusted Carrying Value
	December 31,
	2022	2021
	(In Millions)
Up to 180 days	$1,256	$422
181 to 365 days	52	22
Total	$1,308	$444

DEBT RESTRUCTURING

As of December 31, 2022 and 2021, the Company had investments in restructured bonds and mortgage loans of $19 million and $40 million, respectively. The realized capital losses related to these bonds and mortgage loans were zero, $31 million and zero for the years ended December 31, 2022, 2021 and 2020, respectively.

MORTGAGE LOANS

The maximum and minimum lending rates for newly issued mortgage loans, by category, are as follows:

	Maximum	Minimum
Year Ended December 31, 2022: Farm	6.10%	3.15%
Construction and land development	5.37%	5.37%
Commercial	7.10%	2.05%

Year Ended December 31, 2021:
Farm	4.45%	3.10%
Construction and land development	4.25%	4.07%
Commercial	4.39%	2.35%

The maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages was 100%.

The age analysis of mortgage loans by type and identification of mortgage loans in which the insurer is a participant or co-lender in a mortgage loan agreement is as follows:

	Farm	Residential	Commercial	Mezzanine	Total
December 31, 2022:			(In Millions)
Current	$980	$236	$17,690	$107	$19,013
30-59 days past due					—
60-89 days past due					—
90-179 days past due	2				2
180+ days past due	13				13
Total	$995	$236	$17,690	$107	$19,028

Participant or co-lender in a mortgage loan agreement:
Recorded investment (1)	$20		$1,110	$107	$1,237

	Farm	Residential	Commercial	Mezzanine	Total
December 31, 2021:			(In Millions)
Current	$930	$239	$14,644	$107	$15,920
30-59 days past due	2				2
60-89 days past due	1				1
90+ days past due					—
Total	$933	$239	$14,644	$107	$15,923

Participant or co-lender in a mortgage loan agreement:
Recorded investment (1) (2)			$1,080	$107	$1,187

(1)	Excluded from the Commercial amounts are mortgage loan participations where the sole participants are the Company and PL&A. The total amounts were $2,862 million and $2,823 million as of December 31, 2022 and 2021, respectively.

(2)	Amounts were updated subsequent to the issuance of the Annual Statement.

The Company’s mortgage loans finance various types of properties primarily throughout the U.S. and Canada. The geographic distributions of the mortgage loans book/adjusted carrying value were as follows:

	December 31, 2022		December 31, 2021
	(In Millions)		(In Millions)
California	$4,108	California	$3,292
Illinois	1,444	Washington	1,363
Texas	1,351	Texas	1,343
Massachusetts	1,243	Illinois	1,252
Washington	1,136	New York	907
New York	969	Massachusetts	813
Georgia	869	New Jersey	723
District of Columbia	794	Virginia	708
Virginia	774	Florida	704
New Jersey	719	Arizona	613
All other	5,621	All other	4,205
Total	$19,028	Total	$15,923

As of December 31, 2022 and 2021, the largest carrying amount of one single commercial loan in California, the state with the highest geographical distribution, was $440 million or 2% and $404 million or 3% of the mortgage loan carrying value, respectively. This loan was secured by apartment buildings.

As of December 31, 2022, the largest total carrying value of multiple commercial loans with a single sponsor, a related party to the Company, was $622 million and 3% of the mortgage loan carrying value. As of December 31, 2022, these loans were located in various states and were mainly secured by apartment buildings. As of December 31, 2021, the largest total carrying value of multiple commercial loans with a single sponsor was $564 million and 4% of the mortgage loan carrying value. As of December 31, 2021, these loans were located in Arizona and California and were secured by retail.

The Company had mortgage loans of $13 million with accrued interest more than 180 days past due as of December 31, 2022 The Company did not have mortgage loans with accrued interest more than 180 days past due as of December 31, 2021.

For the years ended December 31, 2022, 2021 and 2020, the Company recognized in net investment income prepayment income of $57 million, $30 million and $41 million, respectively, from early pay off mortgage loans.

The Company reviews the performance and credit quality of the mortgage loan portfolio on an on-going basis, including loan payment and collateral performance. Collateral performance includes a review of the most recent collateral inspection reports and financial statements. Analysts track each loan’s debt service coverage ratio (DCR) and loan-to-value ratio (LTV). The DCR compares the collateral’s net operating income to its debt service payments. DCRs less than 1.0 times indicate that the collateral operations do not generate enough income to cover the loan’s current debt payments. A larger DCR indicates a greater excess of net operating income over the debt service. The LTV compares the amount of the loan to the fair value of the collateral and is commonly expressed as a percentage. LTVs greater than 100% indicate that the loan amount exceeds the collateral value. A smaller LTV percentage indicates a greater excess of collateral value over the loan amount.

The loan review process results in each loan being placed into a No Credit Concern category or one of three levels: Level 1 Minimal Credit Concern, Level 2 Moderate Credit Concern or Level 3 Significant Credit Concern. Loans in the No Credit Concern category are performing and no issues are noted. The collateral exhibits a strong DCR and LTV and there are no near term maturity concerns. The loan credit profile and borrower sponsorship have not experienced any significant changes and remain strong. For construction loans, projects are progressing as planned with no significant cost overruns or delays.

Level 1 loans are experiencing negative market pressure and outlook due to economic factors. Financial covenants may have been triggered due to declines in performance. There may be disputes between the borrower and contractors. Credit profile and/or borrower sponsorship remain stable but require monitoring. Near term (6 months or less) maturity requires monitoring due to negative trends. No impairment loss concerns exist under current conditions, however some possibility of loss may exist under stressed scenarios or changes in sponsorship financial strength. This includes troubled debt restructures (TDR) performing as agreed for more than one year.

Level 2 loans are experiencing significant or prolonged negative market pressure and uncertain outlook due to economic factors; financial covenants may have been triggered due to declines in performance and/or the borrower may have requested covenant relief. There may be disputes between the borrower and contractors. Loan credit profile, borrower sponsorship and/or collateral value may have declined or given cause for concern. Near term maturity (12 months or less) coupled with negative market conditions, property performance and value and/or borrower stability result in increased refinance risk. Likelihood for TDR, impairment and loss is increased. This includes all loans performing as agreed during the first year of a TDR unless assigned to Level 3.

Level 3 loans are experiencing prolonged and/or severe negative market trends, declines in collateral performance and value, and/ or borrower financial difficulties exist. Borrower may have asked for modification of loan terms. Without additional capital infusion and/or acceptable modification to existing loan terms, default is likely and foreclosure the probable alternative. Impairment loss is possible depending on current fair market value of the collateral. This category includes loans in default and previously impaired restructured loans that underperform despite modified terms and/or for which future loss is probable.

Loans classified as Level 1 through Level 3 are placed on a watch list and monitored monthly, subject to the terms of the loan agreement. Loans that have been identified as Level 3 are evaluated to determine if the loan is impaired. A loan is impaired if it is probable that amounts due according to the contractual terms of the loan agreement will not be collected.

The Company was working with borrowers who are experiencing financial difficulty as a direct result of the novel coronavirus COVID-19 pandemic (COVID-19). When necessary, the Company provided loan modifications to assist borrowers with their circumstances. These loans are accruing interest and are classified as current when performing under the terms of the modified loan agreement. On April 7, 2020, a group of banking agencies issued an Interagency Statement that offers practical expedients for evaluating whether loan modifications that occur in response to COVID-19 are TDR consistent with the Coronavirus Aid, Relief and Economic Security Act (the CARES Act). The Consolidated Appropriations Act, signed into law on December 27, 2020 extended the relief offered in the CARES Act through January 1, 2022 and clarified that insurance companies were covered under the CARES Act. The Company’s loan modifications fell within the guidance of either the April 7, 2020 Interagency Statement or the CARES Act, both as adopted by the NAIC under Interpretation of the Statutory Accounting Principles Working Group (INT) 20-03, and do not qualify as TDRs.

Prior to January 1, 2022, the Company provided modifications in the form of principal and/or interest payment relief and extension of maturity dates to mortgage loans. As of December 31, 2022, the mortgage loans that are still in their modification period had a total book value of $791 million. These loans do not qualify as TDRs.

The following tables set forth mortgage loan credit levels as of December 31, 2022 and 2021 ($ In Millions):

	December 31, 2022
	No Credit Concern		Level 1 Minimal Credit Concern		Level 2 Moderate Credit Concern		Level 3 Significant Credit Concern		Total
Type	Carrying Amount	Weighted Average DCR	Carrying Amount	Weighted Average DCR	Carrying Amount	Weighted Average DCR	Carrying Amount	Weighted Average DCR	Carrying Amount	Weighted Average DCR
Agricultural	$995	2.23							$995	2.23
Apartment	4,969	1.72							4,969	1.72
Golf course	41	3.64	$4	0.80					45	3.37
Industrial	828	2.24							828	2.24
Lodging	1,064	3.19	77	1.60	$160	1.12			1,301	2.85
Mobile home park	239	3.27							239	3.27
Office	4,199	2.08			60	2.98	$72	1.08	4,331	2.07
Residential	41	2.17							41	2.17
Retail	2,335	1.99	225	1.55			512	0.83	3,072	1.76
Construction (1)	3,050		42		115				3,207
Total	$17,761	2.07	$348	1.55	$335	1.63	$584	0.86	$19,028	2.01

	December 31, 2021
	No Credit Concern		Level 1 Minimal Credit Concern		Level 2 Moderate Credit Concern		Level 3 Significant Credit Concern		Total
	Carrying	Weighted Average	Carrying	Weighted Average	Carrying	Weighted Average	Carrying	Weighted Average	Carrying	Weighted Average
Type	Amount	DCR	Amount	DCR	Amount	DCR	Amount	DCR	Amount	DCR
Agricultural	$933	2.25							$933	2.25
Apartment	2,707	1.86							2,707	1.86
Golf course	52	2.40	$22	0.90			$18	0.82	92	1.73
Industrial	751	2.37							751	2.37
Lodging	799	2.30	87	0.47	$466	0.21			1,352	1.46
Mobile home park	179	3.62							179	3.62
Office	3,512	2.09			47	2.76	20	0.75	3,579	2.09
Residential	43	2.49							43	2.49
Retail	1,839	1.87	225	1.32			514	0.72	2,578	1.59
Construction (1)	3,299		250		160				3,709
Total	$14,114	2.07	$584	1.07	$673	0.45	$552	0.72	$15,923	1.92

(1)	Performance and credit quality does not consider DCRs for Residential whole and Construction loans. These loans are reviewed based on LTV, loan payment performance, and for Construction loans, the construction progress and related costs for the underlying collateral project.

JOINT VENTURES, PARTNERSHIPS AND LLCs

The Company does not have investments in joint ventures, partnerships and limited liability companies that exceed 10% of admitted assets of the Company as of December 31, 2022 and 2021. For impaired investments in joint ventures, partnerships and limited liability companies, the Company recorded write downs of $5 million, $11 million and $10 million on 4, 6 and 5 investments during the years ended December 31, 2022, 2021 and 2020, respectively, based upon lower estimated future cash flows.

4.	FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company’s financial assets and liabilities that are carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100R, Fair Value. The determination of fair value requires the use of observable market data when available. The hierarchy consists of the following three levels that are prioritized based on observable and unobservable inputs.

Level 1	Unadjusted quoted prices for identical instruments in active markets. Level 1 financial instruments include securities that are traded in an active exchange market.

Level 2	Observable inputs other than Level 1 prices, such as quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in inactive markets, and model-derived valuations for which all significant inputs are observable market data.

Level 3	Valuations derived from valuation techniques in which one or more significant inputs are not market observable.

The following tables present, by fair value hierarchy level, the Company’s financial instruments that are carried at fair value or net asset value (NAV) as of December 31, 2022 and 2021:

	Level 1	Level 2	Level 3	NAV	Total
December 31, 2022:			(In Millions)
Assets:
Bonds:
Issuer obligations			$14		$14
LBASS			4		4
Total bonds	—	—	18	—	18

Preferred stocks:
Industrial and miscellaneous			4		4
Total preferred stocks	—	—	4	—	4

Common stocks:
Industrial and miscellaneous			65		65
Affiliates (1)	$130				130
Total common stocks	130	—	65	—	195

Derivatives:
Foreign currency and interest rate swaps		$459			459
Equity derivatives	52		880		932
Total derivatives	52	459	880	—	1,391

Other invested assets			116		116

Separate account assets (2)	53,895			$849	54,744
Total	$54,077	$459	$1,083	$849	$56,468

Liabilities:
Derivatives:
Foreign currency and interest rate swaps		$452			$452
Equity derivatives			$3		3
Total	—	$452	$3	—	$455

	Level 1	Level 2	Level 3	NAV	Total
December 31, 2021:			(In Millions)
Assets:
Bonds:
Issuer obligations		$24			$24
LBASS			$103		103
Total bonds	—	24	103	—	127

Preferred stocks:
Industrial and miscellaneous		1	1		2
Total preferred stocks	—	1	1	—	2

Common stocks:
Industrial and miscellaneous	$16		22		38
Affiliates (1)	127				127
Total common stocks	143	—	22	—	165

Derivatives:
Foreign currency and interest rate swaps		208			208
Equity derivatives	82		1,916		1,998
Total derivatives	82	208	1,916	—	2,206

Separate account assets (2)	67,331	1		$644	67,976
Total	$67,556	$234	$2,042	$644	$70,476

Liabilities:
Derivatives:
Foreign currency and interest rate swaps		$213			$213
Equity derivatives			$10		10
Total	—	$213	$10	—	$223

(1)	Consists of mutual funds managed by affiliated entities.

(2)	Consists of separate account assets that are primarily invested in mutual funds and hedge funds. Investment performance related to separate account assets is offset by corresponding amounts credited to contract holders whose liability is recorded in the separate account liabilities. Separate account liabilities are measured to equal the fair value of separate account assets.

FAIR VALUE MEASUREMENT

The following describes the valuation methodologies used by the Company to measure various types of financial instruments at fair value.

BONDS, PREFERRED STOCKS, COMMON STOCKS AND OTHER INVESTED ASSETS

The fair values of bonds, residual income tranches (reported in Other Invested Assets), preferred stocks and common stocks are determined by management after considering external pricing sources and internal valuation techniques. For securities with sufficient trading volume, prices are obtained from third-party pricing services. For securities that are traded infrequently, fair values are determined after evaluating prices obtained from third-party pricing services and independent brokers or are valued internally using various valuation techniques.

The Company’s management analyzes and evaluates prices received from independent third parties and determines whether they are reasonable estimates of fair value. Management’s analysis may include, but is not limited to, review of third-party pricing methodologies and inputs, analysis of recent trades, comparison to prices received from other third parties and development of internal models utilizing observable market data of comparable securities. The Company assesses the reasonableness of valuations received from independent brokers by considering current market dynamics and current pricing for similar securities.

For prices received from independent pricing services, the Company applies a formal process to challenge any prices received that are not considered representative of fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of fair value, independent non-binding broker quotations are obtained or an internally developed valuation is prepared. Upon evaluation, the Company determines which source represents the best estimate of fair value. Overrides of third-party prices to internally developed valuations of fair value did not produce material differences in the fair values for the majority of the portfolio; accordingly, overrides were not material. In the absence of such market observable activity, management’s best estimate is used.

Fair values determined by internally derived valuation tools use market-observable data if available. Generally, this includes using an actively traded comparable security as a benchmark for pricing. These internal valuation methods primarily represent discounted cash flow models that incorporate significant assumptive inputs such as spreads, discount rates, default rates, severity and prepayment speeds. These inputs are analyzed by the Company’s portfolio managers and analysts, investment accountants and risk managers. Internally developed estimates may also use unobservable data, which reflect the Company’s own assumptions about the inputs market participants would use.

Most securities priced by a major independent third-party service have been classified as Level 2, as management has verified that the significant inputs used in determining their fair values are market observable and appropriate. Externally priced securities for which fair value measurement inputs are not sufficiently transparent, such as securities valued based on broker quotations, have been classified as Level 3. Internally valued securities, including adjusted prices received from independent third parties, where significant management assumptions have been utilized in determining fair value, have been classified as Level 3. Securities categorized as Level 1 consist primarily of investments in mutual funds.

The Company applies controls over the valuation process. Prices are reviewed and approved by the Company’s professional credit analysts that have industry expertise and considerable knowledge of the issuers. Management performs validation checks to determine the completeness and reasonableness of the pricing information, which include, but are not limited to, changes from identified pricing sources, significant or unusual price fluctuations above predetermined tolerance levels from the prior period, and back-testing of fair values against prices of actual trades. A group comprised of the Company’s investment accountants, portfolio managers and analysts and risk managers meet to discuss any unusual items above the tolerance levels that may have been identified in the pricing review process. These items are investigated, further analysis is performed and resolutions are appropriately documented.

DERIVATIVE INSTRUMENTS

Derivative instruments are reported at fair value using pricing valuation models which utilize market data inputs or independent broker quotations or exchange prices for exchange-traded futures. The Company calculates the fair value of derivatives using market standard valuation methodologies for foreign currency and interest rate swaps and equity options. Internal models are used to value equity total return swaps. The derivatives are valued using mid-market inputs that are predominantly observable in the market. Inputs include, but are not limited to, interest swap rates, foreign currency forward and spot rates, credit spreads and correlations, interest volatility, equity volatility and equity index levels. The Company accounts for certain derivatives that are designated as cash flow hedges in the same manner as the hedged liability, which are determined using pricing models with inputs that are observable in the market or can be derived principally from or corroborated by observable market data. On a monthly basis, the Company performs an analysis of derivative valuations, which includes both quantitative and qualitative analyses. Examples of procedures performed include, but are not limited to, review of pricing statistics and trends, analysis of the impacts of changes in the market environment and review of changes in the market value for each derivative by both risk managers and investment accountants. Internally calculated fair values are reviewed and compared to external broker fair values for reasonableness.

Derivative instruments classified as Level 1 are exchange-traded. Derivative instruments classified as Level 2 primarily include foreign currency and interest rate swaps. The derivative valuations are determined using pricing models with inputs that are observable in the market or can be derived principally from or corroborated by observable market data, primarily interest swap rates, interest rate volatility and foreign currency forward and spot rates.

Derivative instruments classified as Level 3 include complex derivatives, such as equity options and total return swaps. These derivatives are valued using pricing models which utilize both observable and unobservable inputs, primarily interest rate volatility, equity volatility, equity index levels and, to a lesser extent, broker quotations. A derivative instrument containing Level 2 inputs would be classified as a Level 3 financial instrument in its entirety if it has at least one significant Level 3 input.

SEPARATE ACCOUNT ASSETS

The fair value of separate account assets is based on the fair value or NAV of the underlying assets. Separate account assets held at fair value primarily consist of investments in mutual funds and hedge funds.

Level 1 separate account assets include mutual funds that are valued based on reported net asset values provided by fund managers daily and can be redeemed without restriction. Management performs validation checks to determine the reasonableness of the pricing information, which include, but are not limited to, price fluctuations above predetermined thresholds from the prior day and validation against similar funds or indices. Variances are investigated, further analysis is performed and resolutions are appropriately documented.

The fair value of assets in the Separate Accounts in Level 2 consist of bonds based on the valuation methods described above in Bonds, Preferred Stocks, Common Stocks and Other Invested Assets. The fair value of assets in the Separate Accounts in Level 3 consist of bonds based on valuation methods described in Bonds, Preferred Stocks, Common Stocks and Other Invested Assets and mortgage loans based on the valuation method described below.

Investments Measured Using the NAV Practical Expedient

Separate account assets include hedge funds where the fair value is based on the net asset value obtained from the fund managers. Investment strategies related to separate account hedge funds include multi-strategy primarily invested in U.S. and international equity, fixed income, long/short equity, loans, precious metals, real estate, derivatives, privately held companies and private partnerships. The redemption frequency can be daily, monthly, quarterly, semi-annually and annually. The remaining lockup period ranges from zero to 51 months as of December 31, 2022. There are no unfunded commitments of investments measured using the NAV practical expedient as of December 31, 2022.

LEVEL 3 RECONCILIATION

The tables below present a reconciliation of the beginning and ending balances of the Level 3 financial instruments that are carried at fair value using significant unobservable inputs:

					Total Gains or (Losses)
	January 1, 2022	Transfers Into of Level 3 (1) (2)		Transfers Out of Level 3 (2)	Included in Net Income	Included in Surplus	Purchases	Sales	Settlements	December 31, 2022
	(In Millions)
Bonds Issuer Obligations		$25			($13)	$3			($1)	$14
LBASS	$103	40		($116) (3)	(11)	(16)	$7		(3)	4
Preferred stocks	1					(2)	5			4
Common stocks	22				5		154	($116)		65
Derivatives, net	1,906				(672)	(333)	561		(585)	877
Other invested assets		116	(3)							116
Total	$2,032	$181		($116)	($691)	($348)	$727	($116)	($589)	$1,080

				Total Gains or (Losses)
	January 1, 2021	Transfers Into of Level 3 (1) (2)	Transfers Out of Level 3 (2)	Included in Net Loss	Included in Surplus	Purchases	Sales	Settlements	December 31, 2021
	(In Millions)
Bonds	$1	$31		$1	($2)	$72			$103
Preferred stocks						1			1
Common stocks	7					16	($1)		22
Derivatives, net	1,264			1,518	(53)	1,022		($1,845)	1,906
Total	$1,272	$31	$—	$1,519	($55)	$1,111	($1)	($1,845)	$2,032

(1) Transferred into Level 3 due to carrying value adjustments down to fair value.

(2) Transfers in and/or out are recognized at the end of each quarter.

(3) Transferred into/out of Level 3 due to reclassification from LBASS to Other Invested Assets.

The book/adjusted carrying values and fair values of the Company’s financial instruments are presented in the following table:

	December 31, 2022
	Fair Value	Book/ Adjusted Carrying Value	Level 1	Level 2	Level 3	NAV	Not Practicable (Carrying Value)
	(In Millions)
Assets:
Bonds	$65,965	$73,845		$61,162	$4,803
Preferred stocks	4	4			4
Common stocks (1)	195	195	$130		65
Mortgage loans	16,705	19,028			16,705
Cash, cash equivalents and short-term investments	888	888	855	19	14
Contract loans	7,597	7,597			7,597
Derivatives, net	(166)	215	52	(1,095)	877
Securities lending reinvested collateral assets	2,828	2,828		2,828
Other invested assets (1)	1,643	1,692		1,496	147
Separate account assets	58,012	58,636	53,895	2,756	512	$849
Liabilities:
Liability for deposit-type contracts (2)	17,856	18,503		13,138	4,718
Separate account liability for deposit-type contracts	5	5			5

	December 31, 2021
	Fair Value	Book/ Adjusted Carrying Value	Level 1	Level 2	Level 3	NAV	Not Practicable (Carrying Value)
			(In Millions)
Assets:
Bonds	$72,460	$67,346		$67,642	$4,818
Preferred stocks	2	2		1	1
Common stocks (1)	165	165	$143		22
Mortgage loans	16,605	15,923			16,605
Cash, cash equivalents and short-term investments	993	993	813	30	150
Contract loans	7,489	7,489			7,489
Derivatives, net	1,983	1,983	82	(5)	1,906
Securities lending reinvested collateral assets	3,327	3,327		3,327
Other invested assets (1)	776	743		714	62
Separate account assets	70,462	70,442	67,331	2,254	230	$647
Liabilities:
Liability for deposit-type contracts (2)	11,705	11,108		6,919	4,786
Separate account liability for deposit-type contracts	6	6			6

(1) Excludes investments accounted for under the equity method.

(2) Excludes deposit liabilities with no defined or contractual maturities.

The tables above exclude the following financial instruments: investment income due and accrued, derivatives collateral receivable and payable and payable for securities lending. The fair value of these financial instruments, which are primarily classified as Level 2, approximates carrying value as they are short-term in nature such that there is minimal risk of material changes in fair value due to changes in interest rates or counterparty credit.

The following methods and assumptions were used to estimate the fair value of these financial instruments as of December 31, 2022 and 2021:

MORTGAGE LOANS

The fair value of the mortgage loan portfolio is determined by discounting the estimated future cash flows, using current rates that are applicable to similar credit quality, property type and average maturity of the composite portfolio.

CASH, CASH EQUIVALENTS, AND SHORT-TERM INVESTMENTS (INCLUDING SECURITIES LENDING REINVESTED COLLATERAL ASSETS)

For cash and cash equivalents with maturities of three months or less from date of purchase, their fair values approximate their book/adjusted carrying values due to their short maturities. For short-term investments with maturities of one year or less from date of purchase, excluding cash equivalents and money market mutual funds, their fair values are determined using similar valuation techniques as described above for bonds. Cash equivalents that are money market mutual funds have fair values that approximate their book/adjusted carrying values due to the short maturities of the underlying investments of the funds. Securities lending reinvested collateral assets that are primarily reverse purchase agreements have fair values that approximate their book/adjusted carrying values due to their short maturities.

CONTRACT LOANS

Contract loans are not separable from their associated insurance contract and bear no credit risk since they do not exceed the contract’s cash surrender value, making these assets fully secured by the cash surrender value of the contracts. Therefore, the carrying amount of the contract loans is a reasonable approximation of fair value.

OTHER INVESTED ASSETS

Other invested assets consist primarily of surplus note investments held from other insurance providers and WCFIs that are NAIC rated 1 or 2. The fair values of the surplus note investments are priced by an independent pricing service as described for bonds above. The WCFIs are held at accreted book value which approximates fair value due to the short-term nature of the investment.

LIABILITY FOR DEPOSIT-TYPE CONTRACTS

The primary methods used to determine the fair value of liability for deposit-type contracts are: discounted cash flow methodologies using significant unobservable inputs, discounted cash flow methodologies using current market risk-free interest rates and adding a spread to reflect nonperformance risk. The fair value of deposit-type contracts issued at floating rates or that are short-term in nature approximate their carrying value.

SEPARATE ACCOUNT LIABILITY FOR DEPOSIT-TYPE CONTRACTS

The statement value of separate account liability for deposit-type contracts is reported under separate account liabilities and is a reasonable estimate of their fair value because the contractual interest rates are variable and based on current market rates.

5.	DERIVATIVE INSTRUMENTS

The Company primarily utilizes derivative instruments to manage its exposure to interest rate risk, foreign currency risk and equity risk, collectively “market risk”, and credit risk. Derivative instruments are also used to manage the duration mismatch of general account assets and liabilities. Derivatives may be exchange-traded or contracted in the over-the-counter (OTC) market. The Company’s OTC derivatives are primarily bilateral contracts between two counterparties. Certain of the Company’s OTC derivatives are cleared and settled through central clearing counterparties. The Company utilizes a variety of derivative instruments including swaps, exchange-traded futures and options.

Market risk is the possibility that future changes in market conditions may make the derivative financial instrument less valuable. Credit risk is defined as the possibility that a loss may occur from the failure of another party to perform in accordance with the terms of the contract, which exceeds the value of existing collateral, if any. The Company mitigates these risks through established market and credit risk limits.

The following table summarizes the notional amount, net carrying value, and fair value of the Company’s derivative instruments by derivative type. Cash collateral received from or pledged to counterparties is not included in the amounts below.

	Notional Amount	Net Carrying Value	Fair Value
		(In Millions)
December 31, 2022:
Equity call options	$24,922	$877	$877
Foreign currency swaps	6,290	151	151
Interest rate swaps	11,018	(865)	(1,246)
Equity total return swaps	136
Equity futures	3,657	52	52
Total	$46,023	$215	($166)

December 31, 2021:
Equity call options	$22,355	$1,908	$1,908
Foreign currency swaps	4,325	65	65
Interest rate swaps	6,256	(70)	(70)
Equity total return swaps	155	(3)	(3)
Equity futures	2,731	82	82
Equity put options	732	1	1
Total	$36,554	$1,983	$1,983

Notional amount represents a standard of measurement of the volume of derivatives. Notional amount is not a quantification of market risk or credit risk and is not recorded in the statements of admitted assets, liabilities and capital and surplus - statutory basis. Notional amounts generally represent those amounts used to calculate contractual cash flows to be exchanged and are not paid or received, except for certain contracts such as foreign currency swaps.

Cash collateral received from OTC counterparties was $185 million and $846 million as of December 31, 2022 and 2021, respectively. Cash collateral pledged to OTC counterparties was $682 million and $290 million as of December 31, 2022 and 2021, respectively.

As of December 31, 2022 and 2021, the Company had also accepted collateral, consisting of various securities, with a fair value of zero and $327 million, respectively, which are held in separate custodial accounts. As of December 31, 2022 and 2021, none of this collateral had been repledged.

The Company is required to pledge initial margin for all futures contracts. The amount of required margin is determined by the exchange on which it is traded. The Company pledged cash and assets to satisfy this collateral requirement. Cash pledged for initial margin was $52 million and $82 million as of December 31, 2022 and 2021, respectively. Assets pledged to satisfy this requirement for initial margin had a fair value of $187 million and $138 million as of December 31, 2022 and 2021, respectively.

As of December 31, 2022 and 2021, the Company provided collateral in the form of various securities with a carrying value of $1,434 million and $126 million, respectively, which are included in bonds. The counterparties are permitted by contract to sell or repledge this collateral.

DERIVATIVES DESIGNATED AS FAIR VALUE HEDGES

The Company offers life insurance products with indexed account options. The interest credited on the indexed accounts is a function of the underlying domestic and/or international equity index, subject to various caps, thresholds and participation rates.

The Company utilizes equity call options to hedge the credit paid to the policyholder on the underlying index for its life insurance products with indexed account options. These equity call options are contracts to buy the index at a predetermined time at a contracted price. The contracts will be net settled in cash based on differentials in the index at the time of exercise and the strike price subject to a cap, net of option premiums. These equity call options are designated as a fair value hedge under statutory accounting principles with changes in fair value recorded in net realized capital gains (losses) less tax.

The Company utilizes foreign currency interest rate swap agreements to convert floating foreign denominated liabilities to floating U.S. dollar liabilities. A foreign currency interest rate swap involves the exchange of an initial principal amount in two currencies, and the agreement to re-exchange the currencies at a future date, at an agreed-upon exchange rate. There are also periodic exchanges of interest payments in the two currencies at specified intervals, calculated using agreed-upon interest rates, exchange rates and the exchanged principal amounts. The Company enters into these agreements primarily to manage the currency risk associated with investments and liabilities that are denominated in foreign currencies.

For the years ended December 31, 2022, 2021 and 2020, $728 million, $554 million and $432 million, respectively, of option premium expense recorded in net investment income for equity options hedging indexed life insurance products was excluded from the assessment of hedge effectiveness. For all other hedging relationships, no component of the hedging instrument’s fair value was excluded from the assessment of hedge effectiveness.

For the years ended December 31, 2022, 2021 and 2020, the Company recorded $36 million, $15 million and $1 million, respectively, in unrealized capital gain resulting from derivatives that no longer qualified for hedge accounting.

DERIVATIVES DESIGNATED AS CASH FLOW HEDGES

The Company utilizes foreign currency interest rate swap agreements to convert fixed or floating foreign denominated liabilities to U.S. dollar fixed liabilities.

The Company also utilizes interest rate swaps to hedge against reinvestment risk embedded in products with long durations. An interest rate swap agreement involves the exchange, at specified intervals, of interest payments resulting from the difference between fixed rate and floating rate interest amounts calculated by reference to an underlying notional amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party.

The maximum length of time over which the Company is hedging its exposure to the variability in future cash flows for forecasted transactions is 40 years. The Company may discontinue cash flow hedge accounting because it is no longer probable that the forecasted transaction will occur by the end of the originally specified time period or within two months of the anticipated date. The Company did not have cash flow hedges that have been discontinued.

DERIVATIVES NOT DESIGNATED AS HEDGING INSTRUMENTS

The Company offers a rider on certain variable annuity contracts that guarantees net principal over specified periods, as well as riders on certain variable annuity contracts that guarantee a minimum withdrawal benefit over specified periods, subject to certain restrictions.

The Company utilizes total return swaps, exchange-traded futures and equity put options based upon domestic and international equity market indices to economically hedge the equity risk of the guarantees in its variable annuity products. Total return swaps are swaps whereby the Company agrees to exchange the difference between the economic risk and reward of an equity index and a floating rate of interest, calculated by reference to an agreed upon notional amount. Cash is paid and received over the life of the contract based on the terms of the swap. In exchange-traded futures transactions, the Company agrees to purchase or sell a specified number of contracts, the values of which are determined by the underlying equity indices, and to post variation margin on a daily basis in an amount equal to the change in the daily fair value of those contracts. The equity put options involve the exchange of an upfront payment for the return, at the end of the option agreement, of the equity index below a specified strike price. The Company also utilizes interest rate swaps to manage interest rate risk in the variable annuity products.

The Company offers fixed indexed annuity products where interest is credited to the policyholder’s account balance based on domestic and/or international equity index changes, subject to various caps or participation rates. The Company utilizes total return swaps, exchange-traded equity futures and equity call options based upon market indices to economically hedge the interest credited to the policyholder based upon the underlying equity index. These equity call option contracts involve the exchange of an upfront premium payment for the return, at the end of the option agreement, of the differentials in the index at the time of exercise and the strike price subject to a cap.

Interest rate swaps are used by the Company to reduce market risk from changes in interest rates and other interest rate exposure arising from duration mismatches between assets and liabilities.

Foreign currency interest rate swap agreements are used to convert foreign-denominated assets or liabilities to U.S. dollar assets or liabilities.

The average and ending fair value of derivatives not designated as hedging instruments are as follows:

	Average Fair Value Years Ended December 31,		Ending Fair Value as of December 31,
	2022	2021	2022		2021
			Asset	Liability	Asset	Liability
			(In Millions)
Equity call options	$184	$423	$103		$478
Equity total return swaps	1	1				$3
Equity futures	79	72	52		82
Foreign currency swaps	210	(8)	271	$18	86	52
Interest rate swaps	(228)	(86)	39	181	89	159
Equity put options		5			1
Total	$246	$407	$465	$199	$736	$214

The following table summarizes the surplus and net realized capital gains (losses) impact on derivative instruments not designated as hedging instruments

	Years Ended December 31,			Years Ended December 31,
	2022	2021	2020	2022	2021	2020
	Surplus			Net Realized Capital Gains (Losses)
			(In Millions)
Equity total return swaps	$2	($2)	$30			($8)
Equity futures	104	15	(45)	$233	($416)	(1,035)
Foreign currency swaps	94	25	(3)	128	69	(104)
Interest rate swaps	3	(165)	72	(1,100)	0	6
Equity call options	(336)	(36)	163	132	769	259
Equity put options		(1)	2		0	37
Total	($133)	($164)	$219	($607)	$422	($845)

For the years ended December 31, 2022, 2021 and 2020, net gains or (losses) from periodic net settlements and amortization recorded in net investment income were ($188) million, ($176) million and ($35) million, respectively.

For equity call options with deferred financing premiums which are paid at the end of the derivative contract, summarized in the tables below are the undiscounted future settled premium commitments, equity call option fair value and equity call option fair value excluding impact of discounted future settled premiums (In Millions):

Years Ending December 31:	Premium Payments Due
2023	$774	(1)
2024	88
2025	34
2026	49
2027 and thereafter	122
Total undiscounted future settled premium commitments	$1,067

(1) Premium payments are expected to be made monthly, based upon current maturity date of derivative contracts.

Years Ending December 31:	Undiscounted Future Premium Commitments	Equity Call Option Fair Value	Equity Call Option Fair Value Excluding Impact of Discounted Future Settled Premiums
2022	$1,067	$774	$774
2021	791	1,480	1,480

DERIVATIVES DESIGNATED AS HEDGING UNDER SSAP NO. 108

The hedge strategy consists of variable annuity contracts guaranteed benefits, including related minimum benefit guarantees, that are sensitive to interest rate movement. The impact from changes in interest rates to the present value of cash flows as well as the value of the investments comprising the account value are assessed monthly against the percentage of the economic liability being hedged.

Interest rate risk may be hedged by a duration matched portfolio of interest sensitive derivatives, such as treasury futures, interest rate swaps, interest rate swaptions or treasury caps/floors. The Company entered into this hedging relationship effective January 1, 2022 and no changes have been made to the hedging strategy since inception. Hedge effectiveness is measured in accordance with the requirements outlined under SSAP No. 108 on a quarterly basis, both prospectively and retrospectively, and remains highly effective as of December 31, 2022.

The following table summarizes the scheduled amortization for the recognition of gains/losses and deferred assets and liabilities (In Millions):

Amortization Year	Deferred Assets	Deferred Liabilities
2023	$35
2024	35
2025	35
2026	35
2027 and thereafter	188
Total	$328	—

The following table presents the rollforward of future amortization and total deferred balance (In Millions):

Prior year total deferred balance	$—
Current year amortization	19
Current year deferred recognition	(347)
Ending deferred balance	$328

The following table presents the open derivative removed from SSAP No. 108 and captured in scope of SSAP No. 86 as of December 31, 2022 (In Millions):

Total derivative fair value change	($26)
Change in fair value reflected as a deferred asset/liability under SSAP No. 108	(24)
Unrealized gain/loss recognized for derivative under SSAP No. 86	($2)

The following table presents the open derivative removed from SSAP No. 86 and captured in scope of SSAP No. 108 as of December 31, 2022 (In Millions):

Total derivative fair value change	($271)
Unrealized gain/loss recognized prior to reclassification to SSAP No. 108	(43)
Fair value changes available for applicants under SSAP No. 108	($228)

The Company did not have any hedging strategies no longer identified as highly effective previously captured within the scope of SSAP No. 108. The Company did not elect to terminate the hedging strategy and/or discontinue the special accounting provisions permitted within SSAP No. 108.

DERIVATIVE CREDIT EXPOSURE

The Company is exposed to credit-related losses in the event of nonperformance by derivative counterparties to OTC derivatives. The Company manages its credit risk by dealing with creditworthy counterparties, establishing risk-control limits, executing legally enforceable master netting agreements, and obtaining collateral where appropriate. In addition, the Company evaluates the financial stability of each counterparty before entering into each agreement and throughout the period that the financial instrument is owned.

The Company’s OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

For OTC derivative transactions, the Company enters into legally enforceable master netting agreements which provide for the netting of payments and receipts with a single counterparty. The net position with each counterparty is calculated as the aggregate fair value of all derivative instruments with each counterparty, net of income or expense accruals and collateral paid or received. These master netting agreements include collateral arrangements with derivative counterparties, which require positions be marked to market and margined on a daily basis by the daily settlement of variation margin. The Company has minimal counterparty exposure to credit-related losses in the event of non performance by these counterparties.

The OTC agreements may include a termination event clause associated with financial strength ratings assigned by certain independent rating agencies. If these financial strength ratings were to fall below a specified level, as defined within each counterparty master agreement, or if one of the rating agencies were to cease to provide a financial strength rating, the counterparty could terminate the master agreement with payment due based on the net fair value of the underlying derivatives. As of December 31, 2022 and 2021, the Company’s financial strength ratings were above the specified level.

The Company’s credit exposure is measured on a counterparty basis as the net positive fair value of all derivative positions with the counterparty, net of income or expense accruals and collateral received. The Company’s credit exposure for OTC derivatives as of December 31, 2022 was $5 million. The maximum exposure to any single counterparty was $3 million as of December 31, 2022. All of the net credit exposure for the Company from derivative contracts is with investment-grade counterparties. The Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance for the years ended December 31, 2022, 2021 and 2020. The Company does not expect any counterparties to fail to meet their obligations given their investment- grade ratings.

6.	INCOME TAXES

The components of net admitted deferred tax assets are as follows:

	December 31, 2022			December 31, 2021
	Ordinary	Capital	Total	Ordinary	Capital	Total
	(In Millions)			(In Millions)
Gross deferred tax assets	$1,118	$106	$1,224	$1,106		$1,106
Statutory valuation allowance adjustment
Adjusted gross deferred tax assets	1,118	106	1,224	1,106		1,106
Deferred tax assets nonadmitted	435		435	124		124
Net admitted deferred tax asset	683	106	789	982		982
Deferred tax liabilities	132	323	455	229	$291	520
Net admitted deferred tax asset (net deferred tax liability)	$551	($217)	$334	$753	($291)	$462

	Change during 2022
	Ordinary	Capital	Total
	(In Millions)
Gross deferred tax assets	$12	$106	$118
Statutory valuation allowance adjustment
Adjusted gross deferred tax assets	12	106	118
Deferred tax assets nonadmitted	311		311
Net admitted deferred tax asset	(299)	106	(193)
Deferred tax liabilities	(97)	32	(65)
Net admitted deferred tax asset (net deferred tax liability)	($202)	$74	($128)

The admission calculation components of SSAP No. 101, Income Taxes, are as follows:

	December 31, 2022			December 31, 2021
	Ordinary	Capital	Total	Ordinary	Capital	Total
	(In Millions)			(In Millions)
Federal income taxes paid in prior years recoverable through loss carrybacks	$—		$—	$—		$—
Adjusted gross deferred tax assets expected to be realized after application of the threshold limitation	334		334	462		462
Adjusted gross deferred tax assets expected to be realized following the balance sheet date	334		334	462		462
Adjusted gross deferred tax assets allowed per limitation threshold			1,703			1,633
Adjusted gross deferred tax assets offset by gross deferred tax liabilities	132	$323	455	229	$291	520
Deferred tax assets admitted as the result of application of SSAP No. 101	$466	$323	$789	$691	$291	$982

	Change during 2022
	Ordinary	Capital	Total
	(In Millions)
Federal income taxes paid in prior years recoverable through loss carrybacks	$—		$—
Adjusted gross deferred tax assets expected to be realized after application of the threshold limitation	(128)		(128)
Adjusted gross deferred tax assets expected to be realized following the balance sheet date	(128)		(128)
Adjusted gross deferred tax assets allowed per limitation threshold			70
Adjusted gross deferred tax assets offset by gross deferred tax liabilities	(97)	$32	(65)
Deferred tax assets admitted as the result of application of SSAP No. 101	($225)	$32	($193)

The ratio percentage and adjusted capital and surplus used to determine recovery period and threshold limitation are as follows ($ In Millions):

	December 31,
	2022	2021
Ratio percentage used to determine recovery period and threshold limitation amount	973%	1,172%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation	$11,357	$10,886

The impacts of tax planning strategies as of December 31, 2022 and 2021 are as follows ($ In Millions):

	December 31, 2022
	Ordinary	Capital
Adjusted gross deferred tax assets	$1,118	$106
Percent of total adjusted gross deferred tax assets	0%	0%

Net admitted adjusted gross deferred tax assets	$683	$106
Percent of total net admitted adjusted gross deferred tax assets	0%	0%

	December 31, 2021
	Ordinary	Capital
Adjusted gross deferred tax assets	$1,106	$—
Percent of total adjusted gross deferred tax assets	0%	0%

Net admitted adjusted gross deferred tax assets	$982	$—
Percent of total net admitted adjusted gross deferred tax assets	0%	0%

The Company’s tax planning strategies do not include the use of reinsurance as of December 31, 2022 and 2021.

The Federal income taxes are as follows:

	Years Ended December 31,			Change	Change
	2022	2021	2020	2022-2021	2021-2020
	(In Millions)
Federal income tax expense (benefit)	$9	$210	($197)	($201)	$407
Federal income taxes on net capital gains (loss)	22	(7)	14	29	(21)
Other			(12)	—	12
Federal income tax expense (benefit)	$31	$203	($195)	($172)	$398

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are as follows. There were no capital deferred tax assets as of December 31, 2021.

	December 31,
Deferred tax assets:	2022	2021	Change
Ordinary:		(In Millions)
Policyholder reserves	$486	$598	($112)
Deferred acquisition costs	501	428	73
Tax credit carryforward	34		34
Compensation and benefits accrual	72	66	6
Fixed assets	11		11
Policyholder dividend accruals	2	2
Other	12	12
Total	1,118	1,106	12
Statutory valuation allowance adjustment
Nonadmitted	435	124	311
Admitted ordinary deferred tax assets	683	982	(299)

Capital:
Investments	106		106
Admitted capital deferred tax assets	106	—	106

Admitted deferred tax assets	789	982	(193)

Deferred tax liabilities:
Ordinary:
Investments	126	144	(18)
Fixed assets		78	(78)
Other	6	7	(1)
Total deferred tax liabilities	132	229	(97)

Capital:
Investments	323	291	32
Total	323	291	32

Deferred tax liabilities	455	520	(65)

Net admitted deferred tax assets	$334	$462	($128)

The change in net deferred income taxes, exclusive of the nonadmitted assets, is as follows:

	December 31,
	2022	2021	Change
	(In Millions)
Total deferred tax assets	$1,224	$1,106	$118
Total deferred tax liabilities	455	520	(65)
Net deferred tax asset	$769	$586	183
Tax effect of unrealized activities			55
Change in net deferred income tax			238
Solar energy tax credits not reflected in change in net deferred income tax			(34)
Change in net operating deferred income tax			$204

The CARES Act, enacted on March 27, 2020, contains certain income tax related provisions. One of the key provisions allows companies with net operating losses (NOL) originating in 2018, 2019 or 2020 to carry back those losses to the five preceding tax years and recover cash taxes paid in those years. The Company recorded a Federal income tax benefit for the expected carryback of 2020 NOL to the five preceding tax years from 2015 to 2019, some of which were at a higher statutory tax rate than the current year. The benefit was reflected in Federal income tax expense (benefit) in 2020, with additional adjustment in 2021 based on 2020 tax return as filed.

Federal income tax expense (benefit) is different from that which would be obtained by applying the statutory Federal income tax rate of 21% to income before income taxes. The significant items causing these differences are as follows:

	Years Ended December 31,
	2022	2021	2020
	(In Millions)
Provision (benefit) computed at statutory rate	$11	$225	($51)
Tax impact from affiliates	19	41	(53)
Benefit of NOL carryback under CARES Act		(18)	(72)
Tax impact from surplus activities	(13)		61
Tax credits	(17)	(21)	(14)
Taxes allocated under tax sharing agreement	(23)	(24)	(29)
Dividend received deduction	(31)	(33)	(30)
Tax impact from derivative gains (losses) from surplus	(112)	(43)	54
Other	(7)	(12)	7
Total statutory income tax	($173)	$115	($127)

Federal income tax expense (benefit)	$31	$203	($195)
Change in net deferred income taxes	(204)	(88)	68
Total statutory income tax	($173)	$115	($127)

The Company has no low income housing and foreign tax credit carryforwards. The Company has a $34.0 million solar tax credit that originated in 2022 and will expire in 2042 The Company had no Alternative Minimum Tax credit carryforward. The Company had no adjustments of deferred tax assets (DTAs) and deferred tax liabilities (DTLs) for enacted changes in tax laws or a change in tax status. The Company had no adjustments to gross DTAs because of a change in circumstances that causes a change in judgment about the realizability of the related DTAs. The Company had no deposits under Section 6603 of the Internal Revenue Code.

The following are estimated Federal income taxes in the current and prior years that will be available for recoupment in the event of future net losses (In Millions).

	Ordinary	Capital
2022 estimated
2021		$79
2020		27

The Company had no federal or foreign income tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within 12 months from December 31, 2022.

The Company’s policy is to recognize interest expense and penalties related to tax contingencies as a component of Federal and foreign income taxes. During the years ended December 31, 2022, 2021 and 2020, the Company paid an immaterial amount of interest and penalties to state tax authorities.

PMHC and its subsidiaries file income tax returns in the U.S. Federal and various state jurisdictions. PMHC is under continuous audit by the Internal Revenue Service (IRS) and is audited periodically by some state taxing authorities. The IRS is currently examining PMHC’s tax returns for the years ended December 31, 2013 through 2018. The exam of the Federal tax returns through tax years ended December 31, 2012 has been completed and certain issues are under appeal. The State of California is auditing the tax year ended December 31, 2009 and certain issues are under protest. The Company does not expect the current Federal and California audits to result in any material assessments.

7.	BORROWED MONEY

The Company maintains a $700 million commercial paper program. There was no commercial paper debt outstanding as of December 31, 2022 and 2021. In addition, the Company and Pacific LifeCorp maintain a $1.0 billion senior revolving credit facility available to both borrowers up to the full commitment amount with a maturity date of June 2026. This facility serves as a back-up line of credit to the commercial paper program. Interest is at variable rates. This facility had no debt outstanding as of December 31, 2022 and 2021. The revolving credit facility has certain debt covenants and the Company believes it was in compliance with those debt covenants as of December 31, 2022.

In 2022, the Company entered into uncommitted repurchase agreements with various financial institutions. See Note 3 for details on these agreements. There was no debt outstanding in connection with these agreements as of December 31, 2022.

The Company is a member of the Federal Home Loan Bank (FHLB of Topeka) of Topeka. The Company is eligible to receive advances from the FHLB based on a percentage of the Company’s statutory general account assets provided it has sufficient available eligible collateral and is in compliance with the FHLB requirements, debt covenant restrictions and insurance laws and regulations. The Company’s estimated maximum borrowing capacity (after taking into account required collateralization levels) was $3.5 billion and $1.5 billion as of December 31, 2022 and 2021, respectively. However, asset eligibility determination is subject to the FHLB’s discretion and to the availability of qualifying assets at the Company. During 2022, the Company received advances under short-term debt arrangements to provide for additional liquidity, which were accounted for as borrowed money under SSAP No. 15, Debt and Holding Company Obligations. There was no debt outstanding with the FHLB as of December 31, 2022 and 2021.

Through its membership, the Company has issued funding agreements to the FHLB in exchange for cash advances. The Company uses these funds in an investment spread strategy, consistent with its other investment spread business. As such, the Company applies SSAP No. 52, Deposit-Type Contracts, accounting treatment to these funds, consistent with its other deposit-type contracts. The funding agreement liabilities are included in liability for deposit-type contracts.

The collateral pledged to the FHLB is as follows:

	Fair Value	Carrying Value	Aggregate Total Borrowing	Fair Value	Carrying Value	Aggregate Total Borrowing
	December 31, 2022			December 31, 2021
General Accounts:	(In Millions)
Total collateral pledged	$4,747	$5,289	$1,342	$1,100	$1,081	$489
Maximum collateral pledged	4,758	5,299	1,556	1,108	1,087	489

The amount borrowed from FHLB as of December 31, 2022 and 2021 is as follows (In Millions):

	General Account	Funding Agreement Reserves Established	General Account	Funding Agreement Reserves Established
	December 31, 2022		December 31, 2021
Debt
Funding agreements	$1,342	$1,347	$489	$489
Total	$1,342	$1,347	$489	$489

The maximum borrowing from FHLB during the years ended December 31, 2022 and 2021 is as follows (In Millions):

	General Account
	Years Ended December 31,
	2022	2021
Debt	$887
Funding agreements	1,386	$489
Total	$2,273	$489

The Company’s debt borrowings from FHLB are not subject to prepayment obligations. The Company’s funding agreements with the FHLB are subject to prepayment obligations.

The Company is required to purchase stock in FHLB of Topeka each time it receives an advance. As of December 31, 2022 and 2021, the Company holds $62 million and $22 million, respectively, of FHLB of Topeka stock, which is recorded in common stocks. None of the membership stock is eligible for redemption.

8.	CAPITAL AND SURPLUS

The Company has 600,000 shares of common stock authorized, issued and outstanding with a par value of $50.00 per share. There is only one class of shares.

DIVIDEND RESTRICTIONS

The payment of dividends by the Company to Pacific LifeCorp is subject to restrictions set forth in the State of Nebraska insurance laws. These laws require (i) notification to the NE DOI for the declaration and payment of any dividend and (ii) approval by the NE DOI for accumulated dividends within the preceding twelve months that exceed the greater of 10% of statutory policyholder surplus as of the preceding December 31 or statutory net gain from operations for the preceding twelve months ended December 31. Based on this limitation and 2022 statutory results, the Company could pay up to $1.1 billion in dividends in 2023 to Pacific LifeCorp, without prior approval by the NE DOI, subject to the notification requirement. Within the dividend restrictions, there are no restrictions placed on the portion of Company profits that may be paid as ordinary dividends to stockholders. There are no other restrictions on unassigned surplus.

No dividends were paid during the years ended December 31, 2022 and 2020. During the year ended December 31, 2021, Pacific Life paid an ordinary dividend in the form of cash and bonds to Pacific LifeCorp of $450 million.

During the years ended December 31, 2022, 2021 and 2020, Pacific LifeCorp made a capital contribution to the Company of $700 million, zero and $650 million, respectively, that is reported in paid in surplus.

UNASSIGNED SURPLUS

The portion of unassigned surplus represented by cumulative unrealized gains, net, as of December 31, 2022 and 2021 was $590 million and $708 million, respectively.

SURPLUS NOTES

The carrying values of surplus notes are shown below:

	December 31,
	2022	2021
	(In Millions)
1993 Surplus Notes	$134	$134
2009 Surplus Notes	300	385
2013 Surplus Note	405	407
2017 Surplus Notes	749	749
Total surplus notes	$1,588	$1,675

1993 Surplus Notes:

In December 1993, the Company issued Contribution Certificates, also referred to as surplus notes (1993 Surplus Notes) in the principal amount of $150 million for net cash proceeds of approximately $147.4 million at an interest rate of 7.90% maturing in December 2023. Interest is payable semiannually on June 30 and December 30. Total interest and principal paid on a cumulative basis was $341 million and $16 million, respectively, as of December 31, 2022. Interest paid on the 1993 Surplus Notes amounted to $11 million for the years ended December 31, 2022, 2021 and 2020, and is included in net investment income. There was no principal paid during the years ended December 31, 2022, 2021 and 2020. The Company had entered into interest rate swaps converting these surplus notes to variable rate notes based upon the London Interbank Offered Rate (LIBOR). During the year ended December 31, 2011, the interest rate swaps were terminated. Deferred gains related to the termination of the interest rate swaps were recorded directly to surplus in other surplus adjustments and are amortized as a reduction of interest expense over the life of the surplus notes using the effective interest method. As of December 31, 2022, total unamortized gains were $5 million. Amortization totaled $5 million for the years ended December 31, 2022, 2021 and 2020, respectively.

The 1993 Surplus Notes were issued pursuant to Rule 144A under the Securities Act of 1933, underwritten by Merrill Lynch & Co., Goldman Sachs & Co., and J.P. Morgan Securities, Inc., and are administered by JPMorgan Chase Bank. The 1993 Surplus Notes may not be redeemed at the option of the Company or any holder of the 1993 Surplus Notes. The 1993 Surplus Notes are unsecured and subordinated to all present and future senior indebtedness and policy claims of the Company. Each payment of interest on and the repayment of principal of the 1993 Surplus Notes may be made only out of the Company’s surplus and with the prior approval of the Director of the NE DOI. The 1993 Surplus Notes are held by bank custodians for unaffiliated investors and may hold 10% or more of the outstanding notes at any time.

In October 2017, with the approval of the Director of the NE DOI, the Company pursuant to a tender offer repurchased and retired $16 million of the 1993 Surplus Notes. A tender offer premium payment of $4 million was recorded in interest expense and reported through net investment income. Partially offsetting the interest expense was $3 million from the amortization from surplus of deferred derivative gains which were recorded following the 2011 termination of interest rate swaps, and was also recorded through net investment income.

2009 Surplus Notes:

In June 2009, the Company issued $1 billion of surplus notes at a fixed interest rate of 9.25%, maturing in June 2039 (2009 Surplus Notes). Interest is payable semiannually on June 15 and December 15. Total interest and principal paid on a cumulative basis was and $1.0 billion and $700 million, respectively, as of December 31, 2022. Interest paid on the 2009 Surplus Notes amounted to $63 million, $36 million and $36 million for the years ended December 31, 2022, 2021 and 2020, respectively, and is included in net investment income. During the year ended December 31, 2022, $85 million of principal was paid. There was no principal paid during the years ended December 31, 2021 and 2020. The Company may redeem all or a portion of the 2009 Surplus Notes at its option, subject to the prior approval of the Director of the NE DOI for such optional redemption. The 2009 Surplus Notes are unsecured and subordinated to all present and future senior indebtedness and policy claims of the Company. Each payment of interest on and the repayment of principal of the 2009 Surplus Notes may be made only out of the Company’s surplus and with the prior approval of the Director of the NE DOI. The Company had entered into interest rate swaps converting these surplus notes to variable rate notes based upon the LIBOR. During the year ended December 31, 2011, the interest rate swaps were terminated. Deferred gains related to the termination of the interest rate swaps were recorded directly to surplus in other surplus adjustments and are amortized as a reduction of interest expense over the life of the surplus notes using the effective interest method. As of December 31, 2022, total unamortized gains were $86 million. Amortization totaled $3 million for each of the years ended December 31, 2022, 2021 and 2020.

The 2009 Surplus Notes were issued pursuant to Rule 144A under the Securities Act of 1933, underwritten by Goldman Sachs & Co., UBS Investment Bank and Wachovia Securities. U.S. Bank has been appointed as fiscal agent to act as registrar, principal paying agent and transfer agent with respect to the 2009 Surplus Notes. The 2009 Surplus Notes are held by bank custodians for unaffiliated investors and may hold 10% or more of the outstanding notes at any time.

In January 2013, with the approval of the Director of the NE DOI, the Company pursuant to a tender offer repurchased and retired $323 million of the 2009 Surplus Notes. A tender offer premium payment of $155 million was recorded in interest expense and reported through net investment income. Partially offsetting the interest expense was $112 million from the amortization from surplus of deferred derivative gains which were recorded following the 2011 termination of interest rate swaps, and was also recorded through net investment income.

In February 2016, with the approval of the Director of the NE DOI, the Company repurchased and retired an additional $56 million of principal of its 2009 Surplus Notes. A premium payment of $24 million was recorded in interest expense and reported through net investment income. Partially offsetting the interest expense was $18 million from the amortization from surplus of deferred derivative gains which were recorded following the 2011 termination of interest rate swaps, and was also recorded through net investment income.

In October 2017, with the approval of the Director of the NE DOI, the Company pursuant to a tender offer repurchased and retired $236 million of the 2009 Surplus Notes. A tender offer premium payment of $166 million was recorded in interest expense and reported through net investment income. Partially offsetting the interest expense was $74 million from the amortization from surplus of deferred derivative gains which were recorded following the 2011 termination of interest rate swaps, and was also recorded through net investment income.

In September 2022, with the approval of the Director of the NE DOI, the Company repurchased and retired $85 million of the 2009 Surplus Notes.

2013 Surplus Note:

Concurrent with the repurchase of 2009 Surplus Notes in January 2013 discussed above and, with the approval of the Director of the NE DOI, the Company issued a $500 million, 30-year surplus note to its parent, Pacific LifeCorp, at a fixed interest rate of 5.125%, with semi-annual interest payments due January 25 and July 25, maturing in January 2043 (2013 Surplus Note). Each payment of interest on and the repayment of principal of the 2013 Surplus Notes may be made only out of the Company’s surplus and with the prior approval of the Director of the NE DOI. The 2013 Surplus Note is unsecured and subordinated to all present and future senior indebtedness and policy claims of the Company. Total interest and principal paid on a cumulative basis was $220 million and $90 million, respectively, as of December 31, 2022. Interest paid on the 2013 Surplus Note amounted to $20 million, $21 million and $21 million for the years ended December 31, 2022, 2021 and 2020, respectively, and is included in net investment income. There was no principal paid during the years ended December 31, 2022, 2021 and 2020.

In October 2017, with the approval of the Director of the NE DOI, the Company repurchased and retired $90 million of the 2013 Surplus Note.

2017 Surplus Notes:

In October 2017, with the approval of the Director of the NE DOI, the Company issued $750 million of 4.3% surplus notes maturing in October 2067 (2017 Surplus Notes). The 2017 Surplus Notes accrue interest at a fixed rate of 4.3% through October 23, 2047, and thereafter until maturity at a floating rate equal to the three-month LIBOR for deposits in U.S. dollars plus 2.796%. The loan agreement contains fallback language in the event LIBOR becomes unavailable. Interest is payable semiannually on April 24 and October 24 until and including October of 2047, and thereafter quarterly on January 24, April 24, July 24 and October 24 of each year, commencing on January 24, 2048.

The 2017 Surplus Notes were issued pursuant to Rule 144A under the Securities Act of 1933, underwritten by Barclays, Citigroup, Credit Suisse, Wells Fargo Securities, and Goldman Sachs & Co. LLC. The Company may redeem all or a portion of the 2017 Surplus Notes at its option any time on or after October 2047 at the redemption price described under the terms of the 2017 Surplus Notes subject to the prior approval of the Director of the NE DOI for such optional redemption. Each payment of interest on and the repayment of principal of the 2017 Surplus Notes may be made only out of the Company’s surplus and with the prior approval of the Director of the NE DOI. The 2017 Surplus Notes are held by bank custodians for unaffiliated investors and may hold 10% or more of the outstanding notes at any time. The 2017 Surplus Notes are unsecured and subordinated to all present and future senior indebtedness and policy claims of the Company. Total interest and principal paid on a cumulative basis was and $161 million and zero, respectively, as of December 31, 2022. Interest paid on the 2017 Surplus Notes amounted to $32 million for each of the years ended December 31, 2022, 2021 and 2020 and is included in net investment income. There was no principal paid during the years ended December 31, 2022, 2021 and 2020.

9.	REINSURANCE

The Company has reinsurance contracts with other insurance companies and affiliates to limit potential losses, reduce exposure from larger mortality risks and provide additional capacity for growth. As part of its risk management process, the Company routinely evaluates its reinsurance programs and may change retention limits, reinsurers or other features at any time.

The ceding of risk does not discharge the Company from its primary obligations to contract owners. To the extent that the assuming companies become unable to meet their obligations under reinsurance contracts, the Company remains liable. Each reinsurer is reviewed to evaluate its financial stability before entering into each reinsurance contract and throughout the period that the reinsurance contract is in place.

Reserve adjustments on reinsurance ceded in the statements of operations - statutory basis relate to amounts ceded by the Company in connection with modified coinsurance reinsurance agreements. The amounts included in revenue adjustments on reinsurance ceded primarily represent ceded current and future policy benefits, net investment income and net realized capital gains (losses) less tax, related to these agreements.

All assets associated with business reinsured on a modified coinsurance basis remain with, and under the control of, the Company.

For the years ended December 31, 2022, 2021 and 2020, premiums assumed were $1.2 billion, $2.5 billion and $0.9 billion, and premiums ceded were $2.6 billion, $1.8 billion and $1.2 billion, respectively. As of December 31, 2022 and 2021, reserve credits recorded on ceded reinsurance were $5.7 billion and $4.2 billion, respectively.

Amounts recoverable from reinsurers on paid losses, included in other assets, were $194 million and $356 million as of December 31, 2022 and 2021, respectively. Reinsurance recoveries for unpaid losses, included in other liabilities, totaled $387 million and $355 million as of December 31, 2022 and 2021, respectively.

The Company has assumed and ceded reinsurance contracts in place with a reinsurer whose financial stability has deteriorated. In March 2019, the reinsurer’s domiciliary state regulator issued a rehabilitation and injunction order, in which the regulator shall conduct and continue business of the reinsurer. The Company recorded an immaterial impairment in the year 2020 and 2021, and the Company does not expect the financial deterioration of the reinsurer to have a material adverse effect on the Company’s financial statements - statutory basis as of December 31, 2022.

As part of a strategic alliance, the Company reinsures risks associated with policies written by an independent producer group primarily through modified coinsurance arrangements with this producer group’s reinsurance company. Premiums ceded to this producer group amounted to $423 million, $371 million and $274 million for the years ended December 31, 2022, 2021 and 2020, respectively. Direct premiums written or produced by this producer group amounted to $319 million, $146 million and $90 million for the years ended December 31, 2022, 2021 and 2020, respectively.

The estimated amount of the aggregate reduction in surplus of termination of all reinsurance agreements, by either party, was $2.7 billion and $2.5 billion as of December 31, 2022 and 2021, respectively. The amount of reinsurance credits taken for an amended existing agreement, which included policies or contracts that were in force or which had existing reserves established by the Company, was zero as of December 31, 2022.

CEDED AFFILIATED REINSURANCE

The Company cedes certain statutory reserves to affiliated special purpose financial insurance companies and affiliated captive reinsurance companies that are supported by a combination of cash, invested and other assets and third-party excess of loss reinsurance agreement or note facilities. As of December 31, 2022, the Company’s total statutory reserve credit was $3.4 billion, which was partially supported by third-party excess of loss reinsurance agreement and note facilities. As of December 31, 2021, the Company’s total statutory reserve credit was $3.1 billion, which was partially supported by third-party excess of loss reinsurance agreement and note facilities.

The Company utilizes affiliated reinsurers to mitigate the statutory capital impact of NAIC Model Regulation “Valuation of Life Insurance Polices” (Regulation XXX) and NAIC Actuarial Guideline 38 on the Company’s universal life products with flexible duration no lapse guarantee rider (FDNLGR) benefits. PAR Vermont and PBRC are Vermont based special purpose financial insurance companies subject to regulatory supervision by the Vermont Department of Financial Regulation (Vermont Department). PAR Vermont and PBRC are wholly-owned subsidiaries of the Company and accredited authorized reinsurers in Nebraska. The Company cedes certain level term life insurance to PBRC and FDNLGR benefits to PAR Vermont and PBRC. Economic reserves, as defined in the PAR Vermont and PBRC reinsurance agreements, are supported by cash and invested and other assets, including funds withheld at the Company.

The Company has reinsurance agreements with RGBM, a wholly-owned, indirect subsidiary of Pacific LifeCorp domiciled in Bermuda, through which the Company retrocedes statutory reserves for a majority of the underlying Yearly Renewable Term (YRT) treaties on a 100% coinsurance with funds withheld basis to RGBM. On July 16, 2021, the reinsurance agreement with RGBM was modified from a 100% coinsurance with funds withheld to a 100% coinsurance agreement.

The Company has assumed reinsurance agreements with affiliated reinsurer PLRL through which the Company provides two longevity reinsurance solutions associated with individual annuities and pension schemes. Reserves assumed through this agreement totaled $2.1 billion as of December 31, 2022.

The Company executed a single reinsurance agreement subject to the requirements of NAIC Actuarial Guideline 48. The reinsurance agreement with PBRC was effective January 1, 2015 and covers certain level term insurance policies and the FDNLGR benefits on certain covered policies issued from January 1, 2015 through December 31, 2019. For this reinsurance agreement, funds consisting of certain defined assets (Primary Security) in an amount at least equal to the minimum amount required of Primary Security are held by the Company as security under the reinsurance agreement on a funds withheld basis. Funds consisting of other security in an amount at least equal to the portion of the statutory reserves, as to which Primary Security is not held, are held in a trust on behalf of the Company as security under the reinsurance agreement. As of December 31, 2022 and 2021, the Company did not have any non-zero Primary Security Shortfalls.

The Company has policies issued that have been reinsured by Union Hamilton Reinsurance, Ltd., which is chartered in a country other than the U.S. that is owned in excess of 10% by a person not primarily engaged in the insurance business. Union Hamilton Reinsurance, Ltd., a Bermuda based subsidiary, which is wholly-owned by Wells Fargo & Company, provides a broad range of retail banking and brokerage, asset and wealth management, and corporate and investment banking products and services.

10.	EMPLOYEE BENEFIT PLANS

The Company maintains a Supplemental Executive Retirement Plan (SERP) for certain eligible employees. The SERP is a non- qualified defined benefit plan. As of December 31, 2022 and 2021, the benefit obligation and total liability recognized were $80 million and $81 million, respectively. The accrued benefit costs were $62 million and $59 million and the liability for pension benefits were $18 million and $22 million as of December 31, 2022 and 2021, respectively. The fair value of plan assets as of December 31, 2022 and 2021 was zero.

POSTRETIREMENT BENEFITS

The Company provides a postretirement health care reimbursement plan (the Plan) that provides benefits for eligible retirees and their dependents. As of December 31, 2022 and 2021, the benefit obligation and total liability recognized were $4 million and $6 million, respectively. The accrued benefit costs were $6 million and $6 million and the liability for pension benefits were ($2) million and zero as of December 31, 2022 and 2021, respectively. The fair value of the plan assets as of December 31, 2022 and 2021 was zero. The Company reserves the right to modify or terminate the Plan at any time. As in the past, the general policy is to fund these benefits on a pay-as-you-go basis.

The following is a summary of pension and postretirement benefits as of December 31, 2022 and 2021:

	Pension Benefit		Postretirement Benefits
	December 31,		December 31,
	2022	2021	2022	2021
	(In Millions)
Change in benefit obligation - underfunded:
Benefit obligation, beginning of year	$81	$78	$6	$7
Service cost	5	4
Interest cost	2	2
Actuarial gains and losses	(3)	5	(3)	(1)
Benefits paid	(5)	(2)
Business combinations, divestitures, settlements and special termination benefits		(6)
Benefit obligation, end of year	$80	$81	$3	$6

	Pension Benefit			Postretirement Benefits
	Years Ended December 31,			Years Ended December 31,
	2022	2021	2020	2022	2021	2020
	(In Millions)
Components of net periodic benefit cost:
Service cost	$5	$4	$4
Interest cost	2	2	2
Gains and losses	1	1	2
Prior service cost or credit
Gain or loss recognized due to a settlement or curtailment		2
Total net periodic benefit cost	$8	$9	$8	$—	$—	$—

	Pension Benefit		Postretirement Benefits
	December 31,		December 31,
	2022	2021	2022	2021
	(In Millions)
Amounts in unassigned fund (surplus) recognized as components of net periodic benefit costs:
Items not yet recognized as a component of net periodic cost - prior year	$22	$20		$1
Net prior service cost or credit recognized or arising during the period	(1)
Net gain or loss arising during the period	(2)	5	($2)	(1)
Net gain or loss recognized	(1)	(3)
Items not yet recognized as a component of net periodic cost - current year	$18	$22	($2)	$—

Amounts in unassigned funds (surplus) that have not yet been recognized as components of net periodic benefit cost:
Net prior service cost	$1	$1
Net recognized gains or losses	$17	$21	($2)	$—

Weighted average assumptions are as follows:

	Pension Benefit			Postretirement Benefits
	Years Ended December 31,			Years Ended December 31,
Net Periodic Benefit Costs:	2022	2021	2020	2022	2021	2020
Weighted average discount rate	2.55%	2.05%	2.90%	2.60%	2.25%	3.05%
Interest crediting rates /Pre-1994 RRA subsidy increase (for cash balance plan and other plans with promised interest crediting rates)	2.75%	2.40%	3.10%	3.50%	3.50%	5.00%

	December 31,			December 31,
	2022	2021		2022	2021
Projected Benefit Obligations:
Weighted average discount rate	5.30%	2.55%		5.30%	2.60%
Interest crediting rates/Pre-1994 RRA subsidy increase (for cash balance plan and other plans with promised interest crediting rates)	5.00%	2.75%		3.50%	3.50%

The Company does not have any regulatory contribution requirements for 2022. The Company expects to contribute $7 million in 2023 for the pension plans and $1 million for the postretirement plans. The following estimated future payments, which reflect expected future service, as appropriate, are expected to be paid for the years ending December 31 (In Millions):

2023	2024	2025	2026	2027	2028 through 2032
$7	$8	$9	$9	$9	$45	2023

RETIREMENT INCENTIVE SAVINGS PLAN

The Company provides a Retirement Incentive Savings Plan (RISP) covering all eligible employees. The Company’s RISP matches 75% of each employee’s contribution, up to a maximum of 6% of eligible employee compensation. The Company’s match plus other contributions made by the Company to the RISP amounted to $47 million, $41 million and $44 million for the years ended December 31, 2022, 2021 and 2020, respectively.

OTHER PLANS

The Company has deferred compensation plans that permit eligible employees to defer portions of their compensation and earn interest on the deferred amounts. The interest rate is determined quarterly. The compensation that has been deferred has been accrued and the primary expense related to this plan, other than compensation, is interest on the deferred amounts. As of December 31, 2022 and 2021, the deferred amounts were $145 million and $137 million, respectively. The plan was credited $9 million, $6 million and $7 million for the years ended December 31, 2022, 2021 and 2020, respectively.

11.	RESERVES FOR LIFE CONTRACTS AND ANNUITY CONTRACTS AND CHANGE IN INCURRED LOSSES AND LOSS ADJUSTMENT EXPENSES

For whole life and term life policies with flat extra premium, the reserve consists of the regular standard reserve plus 50% of such extra premium. For whole life policies with a substandard rating, the reserve consists of the regular standard reserve plus an extra reserve based on an appropriate multiple of the valuation mortality table. For other policies with a substandard rating or flat extra, mean reserves are based on an appropriate multiple of or addition to the valuation mortality table.

As of December 31, 2022 and 2021, the Company had $18.0 billion and $20.3 billion, respectively, of insurance in force for which gross premiums are less than the net premiums according to the valuation standard set by the State of Nebraska.

For traditional policies, tabular interest, tabular less actual reserve released, and tabular cost have been determined by formula as described by the NAIC instructions. For non-traditional universal life type policies, the tabular interest and tabular cost are based on the actual interest credited to and monthly deductions from the policies. For some deferred annuity policies and some immediate payout policies, tabular interest was calculated using basic data.

The tabular interest on deposit funds not involving life contingencies has been determined from actual interest credited to deposits.

The components for other reserve changes are as follows:

	Ordinary		Group		Ordinary		Group
	Life Insurance	Individual Annuities	Annuities	Total	Life Insurance	Individual Annuities	Annuities	Total
	December 31,
	2022				2021
	(In Millions)
Includes the change of separate account fair value, surrender or alternative comparison values, partial withdrawals, changes in deficiency reserves, change in CRVM expense allowances and changes in additional actuarial reserves for AGXXXVIII	$270	($27)	($166)	$77	$334	($3)		$331

As of December 31, 2022 and 2021, there were $15 million and $16 million, respectively, in aggregate reserves for accident and health contracts. There were no significant changes in methodology or assumptions of the reserves during the years ended December 31, 2022, 2021 and 2020.

12.	ANALYSIS OF ANNUITY ACTUARIAL RESERVES AND DEPOSIT TYPE CONTRACT LIABILITIES BY WITHDRAWAL CHARACTERISTICS

The tables below describe withdrawal characteristics of individual annuities, group annuities and deposit-type contracts:

Individual Annuities:	December 31, 2022
	General Account	Separate Account Nonguaranteed	Total	% of Total
	($ In Millions)
Subject to discretionary withdrawal:
With market value adjustment	$15,802		$15,802	20%
At book value less current surrender charge of 5% or more (1)	1,510		1,510	2%
At fair value		$43,884	43,884	56%
Total with market value adjustment or at fair value	17,312	43,884	61,196	78%
At book value without adjustment	10,582		10,582	13%
Not subject to discretionary withdrawal	6,856	2	6,858	9%
Total (gross: direct + assumed)	34,750	43,886	78,636	100%
Reinsurance ceded	1,572		1,572
Total (net)	$33,178	$43,886	$77,064

Amount included at book value less current surrender charge of 5% or more that will move to at book value without adjustment for the first time within the year after the statement date:	$787		$787

(1) Withdrawal characteristic categories were evaluated using effective surrender charge rates, where applicable.

Group Annuities:	December 31, 2022
	General Account	Separate Account With Guarantees	Total	% of Total
	($ In Millions)
Subject to discretionary withdrawal:
With market value adjustment	$1		$1
Not subject to discretionary withdrawal	7,483	$4,364	11,847	100%
Total (gross: direct + assumed)	7,484	4,364	11,848	100%
Reinsurance ceded
Total (net)	$7,484	$4,364	$11,848

Deposit-type Contracts:	December 31, 2022
	General Account	Separate Account Nonguaranteed	Total	% of Total
	($ In Millions)
Subject to discretionary withdrawal:
With market value adjustment	$129		$129	1%
At fair value		$5	5
Total with market value adjustment or at fair value	129	5	134	1%
At book value without adjustment	3,588		3,588	19%
Not subject to discretionary withdrawal	14,868		14,868	80%
Total (gross: direct + assumed)	18,585	5	18,590	100%
Reinsurance ceded
Total (net)	$18,585	$5	$18,590

Total Individual and Group Annuities and Deposit-type Contracts:	December 31, 2022
	General Account	Separate Account With Guarantees	Separate Account Nonguaranteed	Total	% of Total
	($ In Millions)
Subject to discretionary withdrawal:
With market value adjustment	$15,932			$15,932	15%
At book value less current surrender charge of 5% or more (1)	1,510			1,510	1%
At fair value			$43,889	43,889	40%
Total with market value adjustment or at fair value	17,442		43,889	61,331	56%
At book value without adjustment	14,170			14,170	13%
Not subject to discretionary withdrawal	29,207	$4,364	2	33,573	31%
Total (gross: direct + assumed)	60,819	4,364	43,891	109,074	100%
Reinsurance ceded	1,572			1,572
Total (net)	$59,247	$4,364	$43,891	$107,502

Total Individual and Group Annuities and Deposit-type Contracts:	December 31, 2021
	General Account	Separate Account With Guarantees	Separate Account Nonguaranteed	Total	% of Total
	($ In Millions)
Subject to discretionary withdrawal:
With market value adjustment	$15,349			$15,349	14%
At book value less current surrender charge of 5% or more (1)	2,333			2,333	2%
At fair value			$55,421	55,421	52%
Total with market value adjustment or at fair value	17,682		55,421	73,103	68%
At book value without adjustment	8,901			8,901	8%
Not subject to discretionary withdrawal	23,106	$2,798	2	25,906	24%
Total (gross: direct + assumed)	49,689	2,798	55,423	107,910	100%
Reinsurance ceded	342			342
Total (net)	$49,347	$2,798	$55,423	$107,568

(1) Withdrawal characteristic categories were evaluated using effective surrender charge rates, where applicable.

The following information is obtained from the applicable exhibit in the Company’s Annual Statement and related Separate Accounts Annual Statement, both of which are filed with the NE DOI, and are provided to reconcile annuity reserves and deposit- type contract funds and other liabilities without life or disability contingencies to amounts reported in the Annual Statement:

	December 31,
	2022	2021
	(In Millions)
Annual Statement:
Annuities	$40,659	$38,146
Supplementary contracts with life contingencies	3	3
Deposit-type contracts and funding agreements	18,585	11,198
Subtotal	59,247	49,347

Separate Accounts Annual Statement:
Annuities	48,251	58,216
Other contract deposit funds	4	5
Subtotal	48,255	58,221

Combined total	$107,502	$107,568

13.	ANALYSIS OF LIFE ACTUARIAL RESERVES BY WITHDRAWAL CHARACTERISTICS

The tables below describe withdrawal characteristics of life actuarial reserves as of December 31, 2022 and 2021:

December 31, 2022	General Account			Separate Account - Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve

	(In Millions)
Subject to discretionary withdrawal, surrender values, or contract loans:
Universal life	$2,758	$3,242	$3,327
Universal life with secondary guarantees	5,548	5,516	8,418
Indexed universal life	71	42	46
Indexed universal life with secondary guarantees	14,376	13,675	14,214
Other permanent cash value life insurance	9,932	10,693	11,034
Variable universal life	3,752	3,728	3,858	$9,815	$9,678	$9,671
Miscellaneous reserves	2	2	7

Not subject to discretionary withdrawal or no cash values:
Term policies without cash value			1,116
Disability - active lives (1)			10
Disability - disabled lives			14
Miscellaneous reserves			879
Total (direct + assumed)	36,439	36,898	42,923	9,815	9,678	9,671
Reinsurance ceded			4,140
Total (net)	$36,439	$36,898	$38,783	$9,815	$9,678	$9,671

(1) Certain disability - active lives were reported in the first section instead of the Disability - active lives row in the second section since they are subject to discretionary withdrawal.

December 31, 2021	General Account			Separate Account - Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve

	(In Millions)
Subject to discretionary withdrawal, surrender values, or contract loans:
Universal life	$2,803	$3,288	$3,363
Universal life with secondary guarantees	5,541	5,511	8,241
Indexed universal life	4	4	4
Indexed universal life with secondary guarantees	13,813	12,222	13,495
Other permanent cash value life insurance	9,976	10,697	11,023
Variable universal life	3,707	3,672	3,775	$11,469	$11,354	$11,348
Miscellaneous reserves	2	2	7

Not subject to discretionary withdrawal or no cash values:
Term policies without cash value			956
Disability - active lives (1)			7
Disability - disabled lives			13
Miscellaneous reserves			874
Total (direct + assumed)	35,846	35,396	41,758	11,469	11,354	11,348
Reinsurance ceded			3,894
Total (net)	$35,846	$35,396	$37,864	$11,469	$11,354	$11,348

(1) Certain disability - active lives were reported in the first section instead of the Disability - active lives row in the second section since they are subject to discretionary withdrawal.

The table below describes the total withdrawal characteristics of life actuarial reserves for life and accident and health and separate accounts annual statements.

	December 31,
	2022	2021
Annual Statement:	(In Millions)
Life insurance section	$37,723	$36,896
Disability - active lives section	624	585
Disability - disabled lives section	10	10
Miscellaneous reserves section	426	373
Subtotal	38,783	37,864

Separate Accounts Annual Statement:
Life insurance section	9,671	11,348
Combined total	$48,454	$49,212

14.	PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Deferred and uncollected life insurance premiums and annuity considerations are as follows:

	December 31, 2022		December 31, 2021
	Gross	Net of Loading	Gross	Net of Loading
		(In Millions)
Ordinary new business	$2	($17)	($8)	($25)
Ordinary renewal	171	168	131	129
Group annuity	42	42	52	52
Total	$215	$193	$175	$156

15.	ELECTRONIC DATA PROCESSING EQUIPMENT AND SOFTWARE

Electronic data processing (EDP) equipment and non-operating software are carried at cost less accumulated depreciation and are included in other assets. The net amount of all non-operating software is nonadmitted. Depreciation expense is computed using the straight-line method over the lesser of the estimated useful life or three years for EDP equipment and five years for non- operating software. Costs incurred for the development of internal use non-operating software are capitalized and amortized using the straight-line method over the lesser of the estimated useful life or five years. Depreciation expense related to EDP equipment and non-operating software amounted to $24 million, $22 million and $23 million for the years ended December 31, 2022, 2021 and 2020, respectively.

Net admitted EDP equipment and non-operating software consist of the following:

	December 31,
	2022	2021
	(In Millions)
EDP equipment	$38	$42
Non-operating system software	298	278
Total	336	320
Accumulated depreciation	231	226
Net	105	94
Nonadmitted	94	89
Net admitted	$11	$5

16.	SEPARATE ACCOUNTS

The Company utilizes Separate Accounts to record and account for assets and liabilities related to variable annuities, variable universal life and group annuities. The liabilities consist of reserves established to meet withdrawal and future benefit payment contractual provisions. Investment risk associated with market value changes are generally borne by the contract holders, except to the extent of the minimum guarantees made by the Company with respect to certain Separate Accounts.

In accordance with the products recorded within the Separate Accounts, some assets are considered legally insulated whereas others are not legally insulated from the General Account. The legal insulation of the separate account assets prevents such assets from being generally available to satisfy claims resulting from the General Account.

As of December 31, 2022 and 2021, the Company’s Separate Accounts Annual Statement included legally insulated assets of $58.6 billion and $70.4 billion, respectively. The assets legally insulated and not legally insulated from the general account as of December 31, 2022 are attributed to the following products (In Millions):

Product	Separate Account Assets Legally Insulated	Separate Account Assets Not Legally Insulated
Variable annuities	$44,764
Variable universal life	9,820
Group annuities	4,052
Total	$58,636	$—

In accordance with the products recorded within the Separate Account, some separate account liabilities are guaranteed by the General Account. In accordance with guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the General Account.

To compensate the General Account for the risk taken, the Separate Account paid risk charges as follows for the years ended December 31, 2022, 2021, 2020, 2019, and 2018 of $352 million, $347 million, $300 million, $293 million, and $303 million, respectively.

For the years ended December 31, 2022, 2021 and 2020, the General Account of the Company had paid $35 million, $10 million and $15 million, respectively, toward the Separate Account guarantees.

The Company does not engage in securities lending transactions within the Separate Account.

The Company has Separate Accounts with guarantees comprised of the group annuities business where the General Account guarantees annuity payments if the Separate Accounts is unable to do so. Assets of the group annuities business are carried at amortized cost and the Company establishes an AVR as required. The Company’s Separate Accounts without guarantees consist of the variable annuities and variable universal life businesses where the assets of these accounts are carried at fair value.

For the assets not measured at fair value, the following table shows the comparison of the amortized cost to the fair value and the unrealized gain (loss) that would have been recorded if the assets had been reported at fair value (In Millions):

December 31, 2022			December 31, 2021
Assets Held At Amortized Cost	Fair Value	Unrecorded Unrealized Gain (Loss)	Assets Held At Amortized Cost	Fair Value	Unrecorded Unrealized Gain (Loss)
(In Millions)
$4,052	$3,428	($624)	$2,670	$2,687	$17

Information regarding the separate accounts is as follows:

	Separate Accounts with Guarantees				Separate Accounts with Guarantees
	Nonindexed Guarantee				Nonindexed Guarantee
	4% or Less	More than 4%	Without Guarantees	Total	4% or Less	More than 4%	Without Guarantees	Total
	Years Ended December 31,
	2022				2021
	(In Millions)
Premiums, considerations or deposits	$632	$885	$3,991	$5,508	$1,156		$5,783	$6,939

	December 31,
	2022				2021
Reserves for accounts with assets at:	(In Millions)
Fair value			$53,562	$53,562		$66,770	$66,770
Amortized cost	$3,394	$970		4,364	$2,798		2,798
Total reserves	$3,394	$970	$53,562	$57,926	$2,798	$66,770	$69,568

Reserves by withdrawal characteristics:
Subject to discretionary withdrawal at fair value			$53,560	$53,560		$66,768	$66,768
Not subject to discretionary withdrawal	$3,394	$970	2	4,366	$2,798	2	2,800
Total	$3,394	$970	$53,562	$57,926	$2,798	$66,770	$69,568

	Years Ended December 31,
	2022	2021	2020
	(In Millions)
Transfers as reported in the summary of operations - statutory basis of the Separate Accounts Annual Statement:
Transfers to separate accounts	$5,507	$6,937	$5,337
Transfers from separate accounts	5,307	6,593	5,432
Net transfers from separate accounts	200	344	(95)
Reconciling adjustments:
Net lag loss for annuities in general account only	(1)	(1)
Transfers as reported in current and future policy benefits in the accompanying statements of operations - statutory basis	$199	$343	($95)

17.	COMMITMENTS AND CONTINGENCIES

As of December 31, 2022, the Company had $230 million of outstanding mortgage loan commitments in the General Account which were primarily advances available for construction loans. Construction loan advances are made during the term of the construction loan as the borrower meets certain loan advance requirements.

As of December 31, 2022, the Company had $5.3 billion of commitments to fund investments in SCA entities, joint ventures, partnerships and limited liability companies.

As of December 31, 2022, the Company had $823 million and zero of outstanding contractual obligations to acquire private placement securities for the General Account and Separate Account, respectively.

The Company has an agreement with PL&A to lend up to $100 million at a variable interest rate. The Company also has an intercompany uncommitted revolving credit facility with affiliates to lend or borrow funds. Under the agreement, the Company can lend or borrow up to 3% of the Company’s admitted assets to certain affiliates as of the preceding December 31. The aggregate total borrowing of all outstanding loans is limited to $1.0 billion including any outstanding loans under other affiliate lending agreements. There were no borrowings outstanding under the facility as of December 31, 2022 and 2021.

In connection with the operations of certain subsidiaries, the Company has made commitments to provide for additional capital funding as may be required.

In connection with the operations of PSD, the Company has made a commitment to provide for additional capital funding as may be required. The Company made capital contributions to PSD of $19 million, $19 million and $15 million for the years ended December 31, 2022, 2021 and 2020, respectively. In connection with the operations of PLFA, the Company and PL&A are obligated to contribute additional capital funding as may be required according to their respective membership percentages. There were no capital contributions to PLFA for the years ended December 31, 2022, 2021 and 2020.

The Company has operating leases for office space and equipment of its primary operating centers in Newport Beach, California, Omaha, Nebraska and for its various field offices, which in most, but not all cases, are noncancelable. Rental expense, which is included in operating expenses, in connection with these leases was $12 million, $12 million and $10 million for the years ended December 31, 2022, 2021 and 2020, respectively. Aggregate minimum future commitments are as follows (In Millions):

Year Ending December 31:
2023	$11
2024	12
2025	11
2026	7
2027 and thereafter	12
Total	$53

Certain rental commitments have renewal options extending through the year 2028. Some of these renewals are subject to adjustments in future periods.

The Company entered into agreements with Pacific Life Re Limited (PLRL), Pacific Life Re (Australia) Pty Limited (PLRA), RIBM and Pacific Life Re Global Limited (RGBM), all such entities being wholly-owned indirect subsidiaries of Pacific LifeCorp, to guarantee the performance of reinsurance obligations of PLRL, PLRA, RIBM and RGBM, respectively. The guarantees for PLRL, PLRA and RIBM are secondary to the guarantees provided by Pacific LifeCorp and would only be triggered in the event of nonperformance by PLRL, PLRA or RIBM and Pacific LifeCorp. PLRL, PLRA, RIBM and RGBM each pay the Company a fee for their respective guarantees. Management believes that additional obligations, if any, related to the guarantee agreements are not likely to have a material adverse impact on the Company’s financial statements - statutory basis.

The Company’s guarantee to provide funds on Pacific LifeCorp’s behalf of up to 165 million pounds sterling to PLRL in the event of nonperformance of a contingent capital commitment between Pacific LifeCorp and PLRL was terminated on January 1, 2022.

CONTINGENCIES - LITIGATION

The Company is a respondent in a number of legal proceedings, some of which involve allegations for extra-contractual damages. Although the Company is confident of its position in these matters, success is not a certainty and a judge or jury could rule against the Company. In the opinion of management, the outcome of such proceedings is not likely to have a material adverse effect on the Company’s financial statements - statutory basis. The Company believes adequate provision has been made in its financial statements - statutory basis for all probable and reasonably estimable losses for litigation claims against the Company.

CONTINGENCIES - IRS REVENUE RULING

In 2007, the IRS issued Rev. Rul. 2007-54, interpreting then-current tax law regarding the computation of the dividend received deduction (DRD). Later in 2007, the IRS issued Revenue Ruling 2007-61, suspending Rev. Rul. 2007-54 and indicating that the IRS would re-address this issue in a future regulation project. In 2014, the IRS issued Rev. Rul. 2014-7, stating that it would not address this issue through regulation, but instead would defer to legislative action. Rev. Rul. 2014-7 also expressly superseded Rev. Rul. 2007-54, and declared Rev. Rul. 2007-61 obsolete. With the enactment the Act on December 22, 2017, DRD computations have been modified effective January 1, 2018. Therefore, the Company does not expect that any of the rulings described above will affect DRD computations in the future. However, in open tax years before 2018, the Company could still lose a substantial portion of its DRD claims, which could in turn have a material adverse effect on the Company’s financial statements - statutory basis.

CONTINGENCIES - OTHER

In the course of its business, the Company provides certain indemnifications related to dispositions, acquisitions, investments, lease agreements or other transactions that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. These obligations are typically subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. Because the amounts of these types of indemnifications often are not explicitly stated, the overall maximum amount of the obligation under such indemnifications cannot be reasonably estimated. The Company has not historically made material payments for these types of indemnifications. The estimated maximum potential amount of future payments under these obligations is not determinable due to the lack of a stated maximum liability for certain matters, and therefore, the Company may record a contingent reserve for such matters. Management believes that judgments, if any, against the Company related to such matters are not likely to have a material adverse effect on the Company’s financial statements - statutory basis.

The Company issues synthetic guaranteed interest contracts to Employee Retirement Income Security Act of 1974 (ERISA) qualified defined contribution employee benefit plans and 529 plans. The plan uses the contract in its stable value fixed income option. The Company receives a fee for providing book value accounting for the plan’s stable value fixed income option. In the event that plan participant elections exceed the fair value of the assets or if the contract is terminated and at the end of the termination period the book value under the contract exceeds the fair value of the assets, then the Company is required to pay the plan the difference between book value and fair value. The Company mitigates the investment risk through pre-approval and compliance monitoring of the investment guidelines, and contractual provisions including the credited rate reset formula that reflects the actual investment and cash flow experience of the underlying plan.

The Company is required by law to participate in the guaranty associations of the various states in which it is licensed to do business. The state guaranty associations ensure payments of guaranteed benefits, with certain restrictions, to policyholders of impaired or insolvent insurance companies by assessing all other companies operating in similar lines of business. The Company has not received notification of any insolvency that is expected to result in a material guaranty fund assessment.

The Company has a liability for estimated guaranty fund assessments and a related premium tax asset. As of December 31, 2022 and 2021, the estimated liability was $2.1 million and $1.5 million, respectively. As of December 31, 2022 and 2021, the related premium tax receivable was $1.6 million and $1.3 million, respectively. These amounts represent management’s best estimate based on information received from the state in which the Company writes business and may change due to many factors including the Company’s share of the ultimate cost of current insolvencies. Future guaranty fund assessments are expected to be paid based on anticipated funding periods for each guaranty association obligation. Premium tax offsets are expected to be realized based on regulations set forth by various state taxing authorities.

See Note 5 for discussion of other contingencies related to derivative instruments.

See Note 6 for discussion of other contingencies related to income taxes.

See Note 9 for discussion of other contingencies related to reinsurance.

Pacific Life Insurance Company

S U P P L E M E N T A L  S C H E D U L E  O F  S E L E C T E D  F I N A N C I A L  D A T A

A S  O F  A N D  F O R  T H E  Y E A R  E N D E D  D E C E M B E R 3 1 ,  2 0 2 2

(In Millions)

Investment Income Earned
U.S. Government bonds	$26
Bonds exempt from U.S. tax
Other bonds (unaffiliated)	2,797
Bonds of affiliates
Preferred stocks (unaffiliated)
Preferred stocks of affiliates
Common stocks (unaffiliated)	3
Common stocks of affiliates	3
Mortgage loans	864
Real estate	43
Contract loans	352
Cash, cash equivalents and short-term investments	15
Derivative instruments	(916)
Other invested assets	470
Aggregate write-ins for investment income	13
Gross Investment Income	$3,670

Real Estate Owned - Book Value Less Encumbrances	$153

Mortgage Loans - Book Value:
Farm mortgages	$995
Residential mortgages	236
Commercial mortgages	17,690
Mezzanine	107
Total Mortgage Loans	$19,028

Mortgage Loans By Standing - Book Value:
Good standing	$18,995
Good standing with restructured terms	$18
Interest overdue more than 90 days, not in foreclosure	$15
Foreclosure in process

Other Long-Term Assets - Carrying Value	$9,270
Bonds and Stocks of Parents, Subsidiaries and Affiliates - Carrying Value:
Bonds	$4
Preferred stocks
Common stocks	$1,018

Bonds and Short-Term Investments by NAIC Designation and Maturity:
Bonds by Maturity - Statement Value:
Due within one year or less	$3,524
Over 1 year through 5 years	25,701
Over 5 years through 10 years	23,039
Over 10 years through 20 years	9,318
Over 20 years	12,296
No maturity date
Total by Maturity	$73,878

Bonds by NAIC Designation - Statement Value:
NAIC 1	$31,539
NAIC 2	38,017
NAIC 3	3,478
NAIC 4	734
NAIC 5	84
NAIC 6	26
Total by NAIC Designation	$73,878

Total Bonds Publicly Traded	$34,335
Total Bonds Privately Traded	$39,543
Preferred Stocks - Statement Value	$4
Common Stocks - Unaffiliated - Fair Value	$65
Common Stocks - Affiliated - Fair Value	$130
Common Stocks - Subsidiaries - Statement Value	$888
Short-term Investments - Carrying Value	$33
Options, Caps & Floors Owned - Statement Value	$878
Options, Caps & Floors Written and In Force - Statement Value
Collar, Swap & Forward Agreements Open - Statement Value	($715)
Futures Contracts Open - Current Value	$52
Cash Equivalents	$665
Cash on Deposit	$190

Life Insurance In Force:
Industrial
Ordinary	$570,512
Credit Life
Group Life	$14

Amount of Accidental Death Insurance In Force Under Ordinary Policies	$48

Life Insurance Policies with Disability Provisions In Force:
Industrial
Ordinary	$15,598
Credit Life

Supplementary Contracts In Force:
Ordinary - Not Involving Life Contingencies
Amount on Deposit	$18
Income Payable	$1
Ordinary - Involving Life Contingencies
Income Payable
Group - Not Involving Life Contingencies
Amount on Deposit
Income Payable
Group - Involving Life Contingencies
Income Payable

Annuities:
Ordinary
Immediate - Amount of Income Payable	$1,016
Deferred - Fully Paid Account Balance	$25,920
Deferred - Not Fully Paid - Account Balance	$75

Group
Amount of Income Payable	$920
Fully Paid Account Balance
Not Fully Paid - Account Balance

Accident and Health Insurance - Premiums In Force:
Other	$2
Group
Credit

Deposit Funds and Dividend Accumulations:
Deposit Funds - Account Balance	$18,543
Dividend Accumulations - Account Balance	$24

Claim Payments 2022:
Group Accident and Health - Year Ended December 31, 2022
2022
2021
2020
2019
2018
Prior

Other Accident and Health
2022	$3
2021
2020
2019
2018
Prior

Other Coverages that Use Developmental Methods to Calculate Claim Reserves
2022
2021
2020
2019
2018
Prior

Pacific Life Insurance Company

S U P P L E M E N T A L  S U M M A R Y  I N V E S T M E N T  S C H E D U L E

D E C E M B E R 3 1 ,  2 0 2 2

($ In Millions)

	Gross Investment Holdings *		Admitted Assets as Reported in the Annual Statement
	Amount	Percentage	Amount	Securities Lending Reinvested Collateral Amount	Total	Percentage
Long-term bonds:
U.S. Governments	$813	0.695%	$813		$813	0.698%
All other governments	638	0.545%	638		638	0.548%
U.S. states, territories and possessions, etc. guaranteed	102	0.088%	102		102	0.088%
U.S. political subdivisions of states, territories, and possessions, guaranteed	221	0.189%	221		221	0.190%
U.S. special revenue and special assessment obligations, etc. non-guaranteed	2,344	2.004%	2,344		2,344	2.013%
Industrial and miscellaneous	67,915	58.056%	67,915		67,915	58.310%
Hybrid securities	33	0.028%	33		33	0.028%
Parent, subsidiaries and affiliates	4	0.003%	4		4	0.003%
Unaffiliated bank loans	1,775	1.516%	1,775		1,775	1.523%
Total long-term bonds	73,845	63.124%	73,845	—	73,845	63.401%

Preferred stocks:
Industrial and miscellaneous (unaffiliated)	4	0.003%	4		4	0.003%
Total preferred stocks	4	0.003%	4	—	4	0.003%

Common stocks:
Industrial and miscellaneous other (unaffiliated)	65	0.055%	65		65	0.055%
Parent, subsidiaries and affiliates publicly traded	128	0.109%	128		128	0.110%
Parent, subsidiaries and affiliates other	890	0.761%	476		476	0.409%
Total common stocks	1,083	0.925%	669	—	669	0.574%

(Continued)

*Gross Investment Holdings as valued in compliance with NAIC Accounting Practices and Procedures Manual.

	Gross Investment Holdings *		Admitted Assets as Reported in the Annual Statement
	Amount	Percentage	Amount	Securities Lending Reinvested Collateral Amount	Total	Percentage
Mortgage loans:
Farm mortgages	$995	0.851%	$995		$995	0.855%
Residential mortgages	236	0.201%	236		236	0.202%
Commercial mortgages	17,690	15.122%	17,690		17,690	15.188%
Mezzanine real estate loans	107	0.092%	107		107	0.092%
Total mortgage loans	19,028	16.266%	19,028	—	19,028	16.337%

Real estate:
Properties occupied by company	140	0.120%	140		140	0.120%
Properties held for production of income	13	0.011%	13		13	0.011%
Total real estate	153	0.131%	153	—	153	0.131%

Cash, cash equivalents, and short-term
investments:
Cash	190	0.162%	190		190	0.163%
Cash equivalents	665	0.569%	665	2,828	3,493	2.999%
Short-term investments	33	0.028%	33		33	0.028%
Total cash, cash equivalents, and short-term investments	888	0.759%	888	2,828	3,716	3.190%

Contract loans	7,597	6.495%	7,597		7,597	6.523%
Derivatives	1,434	1.226%	1,434		1,434	1.231%
Receivables for securities	76	0.063%	76		76	0.064%
Securities lending	2,828	2.417%	2,828
Other invested assets	10,050	8.591%	9,950		9,950	8.546%
Total invested assets	$116,983	100.000%	$116,472	$2,828	$116,472	100.000%

*Gross Investment Holdings as valued in compliance with NAIC Accounting Practices and Procedures Manual.

Pacific Life Insurance Company

S U P P L E M E N T A L  S C H E D U L E  O F  I N V E S T M E N T  R I S K  I N T E R R O G A T O R I E S
D E C E M B E R  3 1 , 2 0 2 2

The Company’s total admitted assets, excluding separate accounts, as reported in the Statements of Admitted Assets, Liabilities and Capital and Surplus (Total Admitted Assets) was $120.2 billion as of December 31, 2022.

1.	The 10 largest exposures to a single issuer/borrower/investment as of December 31, 2022, are as follows:

		Percentage of Total
	(In Millions)	Admitted Assets
Commercial loan (Mortgage Loan)	$622	0.5%
Commercial loan (Mortgage Loan)	584	0.5%
Commercial loan (Mortgage Loan)	560	0.5%
Commercial loan (Mortgage Loan)	550	0.5%
Commercial loan (Mortgage Loan)	481	0.4%
Pacific Life & Annuity Company (Common Stock) (Subsidiary)	474	0.4%
Commercial loan (Mortgage Loan)	440	0.4%
Commercial loan (Mortgage Loan)	440	0.4%
Commercial loan (Mortgage Loan)	434	0.4%
Commercial loan (Mortgage Loan)	407	0.3%

2.	The amounts and percentages of Total Admitted Assets held in bonds and preferred stocks by NAIC designation as of December 31, 2022, are as follows:

	(In Millions)	Percentage of Total Admitted Assets		(In Millions)	Percentage of Total Admitted Assets
Bonds:			Preferred Stock:
NAIC 1	$31,539	26.2%	NAIC 1
NAIC 2	38,017	31.6%	NAIC 2
NAIC 3	3,478	2.9%	NAIC 3
NAIC 4	734	0.6%	NAIC 4
NAIC 5	84	0.1%	NAIC 5
NAIC 6	26	0.0%	NAIC 6	4	0.0%

3.	Assets held in foreign investments as of December 31, 2022, totaled $19,231 million, which represents 16.0% of Total Admitted Assets.

a.	The aggregate foreign investment exposure, categorized by NAIC sovereign designation as of December 31, 2022, is as follows:

	(In Millions)	Percentage of Total Admitted Assets
Countries designated NAIC 1	$17,178	14.3%
Countries designated NAIC 2	1,453	1.2%
Countries designated NAIC 3 or below	600	0.5%

b.	The largest foreign investment exposures in a single country, categorized by the country’s NAIC sovereign designation as of December 31, 2022, are as follows:

	(In Millions)	Percentage of Total Admitted Assets
Countries designated NAIC 1
Country: United Kingdom (Great Britain)	$3,772	3.1%
Country: Cayman Islands	3,397	2.8%
Countries designated NAIC 2
Country: Mexico	432	0.4%
Country: India	278	0.2%
Countries designated NAIC 3 or below
Country: Colombia	171	0.1%
Country: Brazil	80	0.1%

c.	The aggregate unhedged foreign currency exposure as of December 31, 2022, totaled $225 million, which represents 0.2% of Total Admitted Assets.

d.	The aggregate unhedged foreign currency exposure categorized by country’s NAIC sovereign designation as of December 31, 2022 is as follows:

	(In Millions)	Percentage of Total Admitted Assets
Countries designated NAIC 1	$225	0.2%

e.	The largest unhedged foreign currency exposures by country, categorized by the country’s NAIC sovereign designation as of December 31, 2022 are as follows:

	(In Millions)	Percentage of Total Admitted Assets
Countries designated NAIC 1 Country: Switzerland	$76	0.1%
Country: United Kingdom (Great Britain)	74	0.1%

f.	The 10 largest non-sovereign (i.e., non-governmental) foreign issues as of December 31, 2022 are as follows:

NAIC Designation	Issuer	(In Millions)	Percentage of Total Admitted Assets
1.D FE/1.G FE/2.A FE/2.C FE	BNP Paribas	$291	0.2%
2.A FE	Anheuser-Busch Companies Inc	236	0.2%
1.E FE/2.A FE/2.B FE	Groupe BPCE	204	0.2%
1.F PL	SVF II Finco LP	178	0.1%
1.F FE/2.B FE	Barclays Bank PLC	177	0.1%
1.D FE/1.G FE	UBS A.G.	175	0.1%
2.B FE/2.C FE	Societe Generale	170	0.1%
1.D FE/1.G FE/2.A FE	Credit Agricole SA/London	165	0.1%
1.E FE/1.G FE/2.A FE	Lloyds TSB Bank Group PLC	150	0.1%
1.E FE/1.G FE/2.A FE/2.B FE	Sumitomo Mitsui Banking	143	0.1%

4.	The aggregate amount and percentage of Total Admitted Assets held in Canadian investments and unhedged Canadian currency exposure are less than 2.5% of Total Admitted Assets as of December 31, 2022.

5.	The aggregate amount and percentage of Total Admitted Assets held in investments with contractual sales restrictions are less than 2.5% of Total Admitted Assets as of December 31, 2022.

6.	The amounts and percentages of Total Admitted Assets held in the largest 10 equity interests as of December 31, 2022 are as follows:

Issuer	(In Millions)	Percentage of Total Admitted Assets
Pacific Asset Holding LLC	$3,575	3.0%
Pacific Life & Annuity Company	474	0.4%
Pacific Private Equity Opportunities Fund III, L.P.	358	0.3%
Pacific Private Equity Opportunities Fund IV, L.P.	294	0.2%
Pacific Private Credit Fund IV, L.P.	166	0.1%
Pacific Co-Invest Opportunities Fund I, L.P.	145	0.1%
Pacific Private Equity Opportunities Fund II, L.P.	128	0.1%
Pacific Private Credit Fund III, L.P.	115	0.1%
Pacific Private Equity Fund I	106	0.1%
Pacific Private Credit Fund V, L.P.	100	0.1%

7.	Assets held in nonaffiliated, privately placed equities are less than 2.5% of Total Admitted Assets as of December 31, 2022.

a.	Ten largest fund managers as of December 31, 2022 are as follows:

	Total Invested	Diversified
Fund Manager	(In Millions)
Strategic Partners	$144	$144
CRSEF Lux GP. S.A.R.L.	67	67
Montana Capital Partners AG	62	62
ManuLife Investment Management	60	60
Tiger Global PIP Management XV, Ltd.	57	57
Stepstone Group	57	57
Industry Ventures	51	51
Glendower Capital LLP	50	50
Ardian	50	50
Digital Colony II GP, LLC	45	45

8.	Assets held in general partnership interests are less than 2.5% of Total Admitted Assets as of December 31, 2022.

9.	The amounts and percentages of Total Admitted Assets held in mortgage loans as of December 31, 2022 are as follows:

a.	The 10 largest aggregate mortgage interests sharing the same property or group of properties as of December 31, 2022 are as follows:

Type (Residential, Commercial, Agricultural)	(In Millions)	Percentage of Total Admitted Assets
Commercial loan	$550	0.5%
Commercial loan	440	0.4%
Commercial loan	434	0.4%
Commercial loan	407	0.3%
Commercial loan	375	0.3%
Commercial loan	360	0.3%
Commercial loan	345	0.3%
Commercial loan	333	0.3%
Commercial loan	332	0.3%
Commercial loan	332	0.3%

10.	The amounts and percentages of Total Admitted Assets held in the following categories of mortgage loans as of December 31, 2022 are as follows:

	(In Millions)	Percentage of Total Admitted Assets
Construction loans	$3,208	2.7%
Mortgage loans over 90 days past due	15	0.0%
Restructured mortgage loans	19	0.0%

11.	The aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisals as of December 31, 2022 are as follows:

	(In Millions)	Percentage of Total Admitted Assets	(In Millions)	Percentage of Total Admitted Assets	(In Millions)	Percentage of Total Admitted Assets
	Residential:		Commercial:		Agricultural:
Above 95%			$72	0.1%
91% to 95%
81% to 90%
71% to 80%			508	0.4%	$1	0.0%
Below 70%	$236	0.2%	17,217	14.3%	995	0.8%

12.	Assets held in real estate are less than 2.5% of Total Admitted Assets as of December 31, 2022.

13.	Assets held in investments held in mezzanine real estate loans are less than 2.5% of Total Admitted Assets as of December 31, 2022.

14.	The amounts and percentages of Total Admitted Assets subject to the following types of agreements as of December 31, 2022 and each of the preceding three quarters are as follows ($ In Millions):

		Percentage
	December 31,	of Total	As of Each Quarter End
	2022	Admitted Assets	1st Quarter	2nd Quarter	3rd Quarter
Securities lending agreements	$3,828	3.2%	$3,909	$3,522	$3,666

15.	The amounts and percentages of Total Admitted Assets for warrants not attached to other financial instruments, options, caps, and floors as of December 31, 2022, are as follows ($ In Millions):

	December 31, 2022	Percentage of Total Admitted Assets	December 31, 2022	Percentage of Total Admitted Assets
	Owned:		Written:
Hedging	$878	0.7%

16.	The amounts and percentages of Total Admitted Assets of potential exposure for collars, swaps, and forwards as of December 31, 2022 and each of the preceding three quarters are as follows ($ In Millions):

		Percentage
	December 31,	of Total	As of Each Quarter End
	2022	Admitted Assets	1st Quarter	2nd Quarter	3rd Quarter
Hedging	$351	0.3%	$301	$377	$370

17.	The amounts and percentages of Total Admitted Assets of potential exposure for futures contracts as of December 31, 2022 and each of the preceding three quarters are as follows ($ In Millions):

		Percentage
	December 31,	of Total	As of Each Quarter End
	2022	Admitted Assets	1st Quarter	2nd Quarter	3rd Quarter
Hedging	$247	0.2%	$78	$110	$164

Pacific Life Insurance Company

S U P P L E M E N T A L  S C H E D U L E  O F  R E I N S U R A N C E  D I S C L O S U R E S
D E C E M B E R 3 1 , 2 0 2 2

The following information regarding reinsurance contracts is presented to satisfy the disclosure requirements in SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, which apply to reinsurance contracts entered into, renewed or amended on or after January 1, 1996.

1.	The Company has not reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is subject to Appendix A-791, Life and Health Reinsurance Agreements, that includes a provision that limits the reinsurer’s assumption of significant risks identified in Appendix A-791.

2.	The Company has not reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is not subject to Appendix A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer’s assumption of risk.

3.	The Company does not have any reinsurance contracts (other than reinsurance contracts with a federal or state facility) that contain one or more of the following features which may result in delays in payment in form or in fact:

a.	Provisions that permit the reporting of losses, or settlements to be made, less frequently than quarterly;

b.	Provisions that permit payments due from the reinsurer to not be made in cash within 90 days of the settlement date (unless there is no activity during the period); or

c.	The existence of payment schedules, accumulating retentions from multiple years, or any features inherently designed to delay timing of the reimbursement to the ceding entity.

4.	The Company has not reflected reinsurance accounting credit for any contracts that are not subject to Appendix A-791 and not yearly renewable term reinsurance, which meet the risk transfer requirements of SSAP No. 61R.

5.	The Company has not ceded any risk, which is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the year ended December 31, 2022 and are accounted for the contract as reinsurance under SAP and as a deposit under GAAP.

6.	The Company has not ceded any risk, which is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the year ended December 31, 2022 and accounted for the contract as reinsurance under GAAP and as a deposit under SAP.